As filed with the Securities and Exchange Commission on April 29, 2009

Registration No. 333-146323

811-06564

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ___

Post-Effective Amendment No. 5

and

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 46

SEPARATE ACCOUNT VA CC

(Name of Registrant)

Peoples Benefit Life Insurance Company Separate Account V

(Former Name of Registrant)

MONUMENTAL LIFE INSURANCE COMPANY

(Name of Depositor)

Peoples Benefit Life Insurance Company

(Former Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8330

Darin D. Smith, Esq.

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Michael Berenson, Esquire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, N.W.

Washington, DC 20004

Title of Securities Being Registered: Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

___  immediately upon filing pursuant to paragraph (b) of Rule 485

_X_  on May 1, 2009 pursuant to paragraph (b) of Rule 485

___  60 days after filing pursuant to paragraph (a)(1) of Rule 485

___  on _________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

___  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE ADVISOR’S EDGE®

VARIABLE ANNUITY

Issued Through

Separate Account VA CC

By

Monumental Life Insurance Company

Prospectus

May 1, 2009

The Advisor’s Edge® Variable Annuity (the “Policy”) provides a means of investing on a tax-deferred basis in a variety of portfolios of underlying mutual funds (the “Portfolios”) and a fixed account which offers interest at rates that are guaranteed by Monumental Life Insurance Company. The Policy is an individual variable annuity policy and is intended for retirement savings or other long-term investment purposes. For investments in the Subaccounts, the Policy Owner (“You,” “Your”) bears all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Policy provides a Right to Cancel period of at least 20 days (30 days or more in some instances) during which the Policy may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios of the underlying mutual funds. These prospectuses give you important information about the Policy and the Portfolios, including the objectives, risks, and strategies of the Portfolios; you should keep them for future reference.

A Statement of Additional Information (“SAI”) for the Policy prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free of charge by calling our Administrative and Service Office at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus. Information about the variable annuity also can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. You may obtain information about the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

The Policy is not available in all states.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

Transamerica Series Trust – Initial Class

Managed by AEGON USA Investment Management, LLC.

Transamerica Index 50 VP

Transamerica Index 75 VP

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica Asset Allocation – Moderate Growth VP

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Value VP

Subadvised by ING Clarion Real Estate Securities, L.P.

Transamerica Clarion Global Real Estate Securities VP

Subadvised by J.P. Morgan Investment Management, Inc.

Transamerica JPMorgan Enhanced Index VP

Subadvised by MFS ® Investment Management

Transamerica MFS International Equity VP

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP

Subadvised by AEGON USA Investment Management, LLC.

Transamerica Efficient Markets VP

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC

Transamerica Templeton Global VP

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity VP

Transamerica Growth Opportunities VP

Transamerica Small/Mid Cap Value VP

Transamerica Value Balanced VP

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Van Kampen Active International Allocation VP

Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP

Columbia Funds Variable Insurance Trust – Class A

Advised by Columbia Management Advisors, LLC.

Columbia Small Company Growth Fund, Variable Series

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Equity Flex I Portfolio

Credit Suisse U.S. Equity Flex I Portfolio

DFA Investment Dimensions Group Inc.

Advised by Dimensional Fund Advisors, LP

VA Global Bond Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Short-Term Fixed Portfolio

VA U.S. Large Value Portfolio

VA U.S. Targeted Value Portfolio

The Federated Insurance Series

Advised by Federated Equity Management Company of Pennsylvania

Federated Capital Income Fund II

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

Advised by Federated Global Investment Management Corp.

Federated Clover Value Fund II

Fidelity Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

Fidelity – VIP Contrafund® Portfolio

Fidelity – VIP Mid Cap Portfolio

Fidelity – VIP Value Strategies Portfolio

Nationwide Variable Insurance Fund

Advised by Nationwide Fund Advisors

Gartmore NVIT Developing Markets Fund

Vanguard Variable Insurance Fund

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Advised by Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.

International Portfolio

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.

Wanger International

Wanger USA

Wells Fargo Advantage Variable Trust Funds

Advised by Wells Fargo Funds Management, LLC

WFAVT Small/Mid Cap Value Fund

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Contents

4	Summary

9	Fee Table

10	Example

11	The Annuity Policy

12	Purchase

14	Investment Choices

21	Performance

21	Expenses

24	Access to Your Money

25	Annuity Payments

29	Death Benefit

31	Taxes

35	Additional Features

43	Other Information

46	Table of Contents of Statement of Additional Information

47	Appendix A (Condensed Financial Information)

75	Appendix B: Policy Form Number NA103

80	Appendix C: Policy Form Number AV515 101 130 600

87	Appendix D. Architect Guaranteed Lifetime Withdrawal Benefit Total Withdrawal Base Adjustments

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SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1.	THE ANNUITY POLICY

The Advisor’s Edge® Variable Annuity

Advisor’s Edge® is a flexible-premium variable annuity offered by Monumental Life Insurance Company (“Monumental,” “We,” “Us,” “Our”). The Policy provides a means of investing on a tax-deferred basis in various Portfolios of the underlying funds and a fixed account offered by Monumental.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Policy provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Policy among the various Portfolios and the fixed account available under the Policy. You can contribute additional amounts to the Policy and you can take withdrawals from the Policy during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios of the underlying funds that you choose, and the interest rate we credit to the fixed account. (That interest rate will not be less than the guaranteed minimum effective annual interest rate shown on your Policy.) Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Policy. See ANNUITY PAYMENTS for more information about Annuity Payment Options.

2.	PURCHASE

You can buy the Policy with a minimum investment of $10,000 for Non-Qualified Policies and $1,000 for Qualified Policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. You can add $500 or more to Non-Qualified Policies and $25 or more to Qualified Policies at any time during the Accumulation Phase. We reserve the right to reject cumulative Premium Payments over $1,000,000 (if riders are attached) and $2,000,000 (if riders are not attached) (this includes subsequent Premium Payments) for policies with the same owner or same annuitant for issue ages 0 – 80. For issue ages over 80, we reserve the right to reject cumulative Premium Payments over $500,000 (if riders are attached) and $1,000,000 (if riders are not attached) (this includes subsequent Premium Payments) for policies with the same owner or same annuitant.

3.	INVESTMENT CHOICES

When you purchase the Policy, your Premium Payments are deposited into the Separate Account VA CC (the “Separate Account”) or the fixed account, according to your allocation instructions. The Separate Account contains a number of Subaccounts that invest exclusively in shares of corresponding Portfolios of the underlying mutual funds (the “Subaccounts”). The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Monumental, but are accounted for separately from the Company’s other assets and can be used only to satisfy its obligations to the Policy Owners.

You can allocate your Premium Payments to one or more Subaccounts that invest exclusively in shares of the following Portfolios described in the underlying funds’ prospectuses and to the fixed account. The fixed account offers an interest rate that Monumental guarantees.

You may make transfers of money among the Subaccounts and the Fixed Account, subject to certain limitations. We reserve the right to charge a $10 fee for each transfer in excess of 12 transfers per Policy Year and to impose restrictions and limitations on transfers.

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Transamerica Index 50 VP – Initial Class

Transamerica Index 75 VP – Initial Class

Transamerica Asset Allocation – Conservative VP – Initial Class(1)

Transamerica Asset Allocation – Growth VP – Initial Class(1)

Transamerica Asset Allocation – Moderate VP – Initial Class(1)

Transamerica Asset Allocation – Moderate Growth VP – Initial Class(1)

Transamerica Capital Guardian Value VP – Initial Class(1)

Transamerica Clarion Global Real Estate Securities VP – Initial Class(1)(2)

Transamerica JPMorgan Enhanced Index VP – Initial Class(1)(2)

Transamerica MFS International Equity VP – Initial Class(1)

Transamerica PIMCO Total Return VP – Initial Class(1)

Transamerica T. Rowe Price Small Cap VP – Initial Class

Transamerica Efficient Markets VP – Initial Class

Transamerica Templeton Global VP-Initial Class(3)

Transamerica Equity VP – Initial Class(1)(2)

Transamerica Growth Opportunities VP – Initial Class(1)

Transamerica Small/Mid Cap Value VP – Initial Class(1)(2)

Transamerica Value Balanced VP – Initial Class(1)(2)

Transamerica Van Kampen Active International Allocation VP – Initial Class(1)(2)

Transamerica Van Kampen Mid-Cap Growth VP – Initial Class(1)

Columbia Small Company Growth Fund, Variable Series – Class A Shares(1)(2)

Credit Suisse International Equity Flex I Portfolio(1)(2)(4)

Credit Suisse U.S. Equity Flex I Portfolio(1)(2)(5)

DFA – VA Global Bond Portfolio(1)(2)

DFA – VA International Small Portfolio(1)(2)

DFA – VA International Value Portfolio(1)(2)

DFA – VA Short-Term Fixed Portfolio(1)(2)

DFA – VA U.S. Large Value Portfolio(1)(2)

DFA – VA U.S. Targeted Value Portfolio(1)(2)

Federated Capital Income Fund II(1)(2)

Federated Fund for U.S. Government Securities II(1)(2)

Federated High Income Bond Fund II(1)(2)

Federated Prime Money Fund II(1)(2)

Federated Clover Value Fund II(1)(2)(6)

Fidelity – VIP Contrafund® Portfolio – Initial Class

Fidelity – VIP Mid Cap Portfolio – Initial Class(1)

Fidelity – VIP Value Strategies Portfolio – Initial Class(1)

Gartmore NVIT Developing Markets Fund(1)(2)

Vanguard – Equity Index Portfolio(1)

Vanguard – Mid-Cap Index Portfolio(1)

Vanguard – REIT Index Portfolio(1)

Vanguard – International Portfolio

Vanguard – Short-Term Investment-Grade Portfolio(1)

Vanguard – Total Bond Market Index Portfolio(1)

Wanger International (1)(2)

Wanger USA (1)(2)

WFAVT Small/Mid Cap Value Fund(1)(2)

(1)	Owners of Policy Number AV515 101 130 600 may invest in these funds.
(2)	Owners of Policy Number NA103 may only invest in these funds.
(3)	Transamerica Capital Guardian Global VP merged into Transamerica Templeton Global VP.
(4)	Formerly known as Credit Suisse International Focus Portfolio.
(5)	Formerly known as Credit Suisse Small Cap Core I Portfolio
(6)	Formerly known as Federated American Leaders Fund II.

You can make or lose money in any of the Subaccounts that invest in these Portfolios depending on their investment performance.

4.	PERFORMANCE

The investment performance of the Subaccounts you choose directly affects the value of your Policy. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed. From time to time, Monumental may advertise the investment performance of the Subaccounts. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission (“SEC”), as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

5.	EXPENSES

Note: The following section on expenses and the Policy Fee Table and Example apply only to Policies issued after the date of this prospectus. See “Appendix B” and “Appendix C” for information about prior versions of the Policy.

No sales load is deducted from Premium Payments.

No surrender charge applies to withdrawals. Full surrenders, partial withdrawals, and transfers from a Guaranteed Period Option of the fixed account may be subject to an Excess Interest Adjustment, however, which may increase or decrease the amount

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you receive. This adjustment may also apply to amounts applied to an Annuity Payment Option from a Guaranteed Period Option of the fixed account.

Monumental will deduct daily mortality and expense risk fees and administrative charges at an annual rate of either 0.75%, 0.60% or 0.55% from the assets in each Subaccount (depending on the death benefit you select).

On each Policy Anniversary and at the time of surrender during any Policy Year before the Annuity Commencement Date, we reserve the right to assess a service charge of up to $30 for policy administration expenses. In no event will the Service Charge exceed 2% of the Policy Value on the Policy Anniversary or at the time of surrender. The Service Charge will not be deducted on a Policy Anniversary or at the time of surrender if, at either of these times, (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000 or (2) the Policy Value equals or exceeds $50,000.

If you elect the Initial Payment Guarantee when you annuitize, then there is an additional fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts. The fee may be higher or lower at the time you annuitize or elect the Initial Payment Guarantee.

If you select the Life with Emergency Cash® annuity payment option, then a surrender charge applies for the first four years after the Annuity Commencement Date. We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time that you annuitize under this option.

If you elect the Architect rider, then there is a rider fee, which ranges from 0.30% to 1.00% of the total withdrawal base on each rider anniversary, depending on which rider options you select. For each option you elect with the rider, you will be charged an annual fee during the accumulation phase that is also a percentage of the total withdrawal base.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.5%, depending on the state.

The value of net assets of the Subaccounts will reflect the management fee and other expenses incurred by the Portfolios.

6.	ACCESS TO YOUR MONEY

You can take money out of your Policy at any time during the Accumulation Phase. Each withdrawal you make must be at least $500. If you have Policy Value in the fixed account, you may take all cumulative earnings of the fixed account under the Policy free of Excess Interest Adjustments. Amounts withdrawn from the fixed account in excess of cumulative earnings of the fixed account will be subject to Excess Interest Adjustments. You may have to pay income tax and a tax penalty on any money you take out. Withdrawals may be restricted under Qualified Policies.

Full withdrawals (i.e., surrenders) of the Policy are not generally permitted during the income phase unless you elect the Life with Emergency Cash® annuity payment option.

7.	ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Policy allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of each payment rises or falls depending on the investment performance of the Portfolios of the underlying funds you have chosen) or a fixed basis (where the amount of each payment will remain level). If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Initial Payment Guarantee is available (for an extra fee) under the Policy, and it guarantees a minimum amount for each annuity payment.

8.	DEATH BENEFIT

If the annuitant dies before the Income Phase begins, then a death benefit will become payable. If the owner is not the annuitant, no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your advisor if you have questions.

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You may choose one of the following death benefits options:

•	Policy Value;

•	Return of Premium;

•	Annual Step-Up to age 81—available if the owner or annuitant is age 0 to 75 on the Policy Date.

Charges are lower if you choose the Policy Value death benefit. After the Policy is issued, the death benefit option cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the Accumulation Phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the Income Phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the Income Phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10.	ADDITIONAL FEATURES

This Policy has additional features that might interest you. These features are not available in all states and may not be suitable for your particular situation. These include the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your Policy is in the Accumulation Phase. This feature is referred to as the “systematic payout option.” Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee”. There is an extra charge for this rider.

•

Under certain medically related circumstances, we will allow you to surrender or partially withdraw your Policy Value without an Excess Interest Adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may withdraw all or a portion of the Policy Value free of Excess Interest Adjustments. This feature is called the “Unemployment Waiver.”

•	You may make transfers and/or change the allocation of additional Premium Payments by telephone.

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the Policy Value among the various subaccounts. This feature is called “Asset Rebalancing.”

•

You can arrange to have a certain amount of money (at least $500) automatically transferred from the fixed account or a money market subaccount either monthly or quarterly, into your choice of Subaccounts. This feature is called “Dollar Cost Averaging.”

•

You may elect an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Architect Guaranteed Lifetime Withdrawal Benefit.” If you elect the Architect Guaranteed Lifetime Withdrawal Benefit, you must allocate 100% of your Policy Value to one or more of the designated investment choices and the allocation is subject to specified equity limits. There is an extra charge for this rider.

11.	OTHER INFORMATION

Right to Cancel Period

You may return your Policy for a refund, but only if you return it in good order and within a prescribed period, which is usually 20 to 30 days after you receive the Policy, or whatever longer period may be required by state law. The amount of the refund will generally be Premiums paid, plus or minus accumulated gains or losses in the Separate Account. However, if state law requires, then we will refund your original Premium Payment(s). A returned Policy will be deemed void.

Section 1035 Exchanges

Before exchanging one annuity for another under Section 1035 of the Internal Revenue Code (“1035 Exchange”), you should compare both annuities carefully. If you exchange an annuity contract for the Policy described in this prospectus, then you might

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have to pay a surrender charge and tax, including a penalty tax, on your old annuity contract; other fees and charges may be higher (or lower) under this Policy, and the benefits under this Policy may be different. You should not exchange another annuity contract for this Policy unless you determine, after knowing all of the facts, that the change is in your best interest and not just better for the person trying to sell you this Policy. If you decide to purchase this Policy through a 1035 Exchange, you should speak to your financial professional or tax advisor to make sure that the transaction will be tax free. If you surrender your old annuity contract for cash and then buy a new annuity contract, for example, you may have to pay tax on the surrender.

State Variations

Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. Please note that this prospectus describes the material rights and obligations of a Policy Owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your Policy for specific variations because any such state variation will be included in your Policy. See your advisor or contact us for specific information that may be applicable to your state.

Monumental Life Insurance Company

Monumental Life Insurance Company is a life insurance company incorporated under Iowa law. It is principally engaged in offering life insurance and annuity policies.

Separate Account VA CC

The Separate Account is a unit investment trust registered with the SEC and operating under Iowa law. The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying funds.

Condensed Financial Information

Please note that Appendix A contains a history of accumulation unit values in a table labeled “Condensed Financial Information.”

12.	INQUIRIES AND POLICY AND POLICYHOLDER INFORMATION

If you need more information or want to make a transaction, please contact us at:

Monumental Life Insurance Company Administrative and Service Office

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

(800) 866-6007

You may check your policy at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

A glossary of terms used in this prospectus is provided in the Statement of Additional Information.

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FEE TABLE(1)

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Cash Value between investment choices. State premium taxes may also be deducted, and Excess Interest Adjustments may be made to amounts surrendered or applied to Annuity Payment Options from Cash Value from the fixed account.

Policy Owner Transaction Expenses
Sales Load Imposed on Premiums	None
Contingent Deferred Sales Load (surrender charge)(2)	None
Transfer Fees(3)	$0 - $10
Special Service Fee	$0 - $25

(1)

The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase, the fees may be different than those described in the fee table. See Section 5, “Expenses.”

(2)	If you select the Life With Emergency Cash® annuity payment option, you will be subject to a surrender charge after the Annuity Commencement Date. See Section 5, “Expenses.”
(3)	Monumental does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)		$30
Separate Account Annual Expenses (as a percentage of assets in the Separate Account)(2)
Base Separate Account Expenses:
Mortality and Expense Risk Fee(3)		0.40%
Administrative Charge		0.15%
Total Base Separate Account Annual Expenses		0.55%
Optional Separate Account Annual Expenses:
Return of Premium Death Benefit(4)		0.05%
Annual Step-Up to age 81 Death Benefit(5)		0.20%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expense(6)		0.75%
Optional Rider Fees
Architect Guaranteed Lifetime Withdrawal Benefit(7)	Single Life Option	Joint Life Option
50% Maximum Equity Percentage	0.30%	0.45%
60% Maximum Equity Percentage	0.45%	0.65%
70% Maximum Equity Percentage	0.65%	1.00%

(1)

We may assess an Annual Policy Service Charge of up to $30 for policy administration expenses (but no more than 2% of the Policy Value at the time of deduction). We will not assess this charge on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000 or (2) the Policy Value equals or exceeds $50,000.

(2)

If you elect the Initial Payment Guarantee at the time of annuitization, you will pay an additional fee—currently equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts—that is reflected in the amount of the annuity payments that you receive. See Section 10, “Additional Features.”

(3)	The mortality and expense fee shown (0.40%) is for the Policy Value Death Benefit.
(4)	The fee for the Return of Premium Death Benefit (0.05%) is in addition to the base mortality and expense risk and administrative fees.
(5)	The fee for the Annual Step-Up to Age 81 Death Benefit (0.20%) is in addition to the base mortality and expense risk and administrative fees.
(6)	This reflects the base separate account expenses plus the fee for the Annual Step-Up to Age 81 Death Benefit, but does not include any annual optional rider fees.
(7)

The annual rider fee is a percentage of the total withdrawal base. The total withdrawal base on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent total withdrawal base adjustments. See Section 10, “Additional Features – Architect Guaranteed Lifetime Withdrawal Benefit.

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The next item shows the lowest and highest total operating expenses charged by the portfolios for the year ended December 31, 2008 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

	Lowest	Highest
Total Portfolio Annual Operating Expenses(1)
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.19%	3.79%

(1)

The fee table information relating to the Portfolios is for the year ending December 31, 2008 (unless otherwise noted) and was provided to Monumental by the underlying funds, their investment advisors or managers, and Monumental has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the Portfolios may be greater or less than those shown in the Table.

EXAMPLE(1)

The following example is intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy Owner transaction expenses, Policy fees, Separate Account annual expenses, and Portfolio fees and expenses. The following example illustrates the highest fees and expenses of any of the Portfolios for the year ended December 31, 2008, and the highest combination of Separate Account expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming no optional riders have been selected. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years
Annual Step-Up to Age 81 Death Benefit Option (0.75%)	$458	$1,380	$2,310	$4,670
Return of Premium Death Benefit Option (0.60%)	$443	$1,338	$2,243	$4,551
Policy Value Death Benefit Option (0.55%)	$438	$1,324	$2,220	$4,511

(1)	Different fees and expenses not reflected in the example may be assessed during the income phase of the Policy.

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Policy. In addition, your rate of return may be more or less than the 5% assumed in the example. This example does not reflect any premium taxes.

For information concerning compensation paid for sale of the Policies, see “Distribution of the Policies.”

[THIS SPACE INTENTIONALLY LEFT BLANK]

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1.	THE ANNUITY POLICY

The Advisor’s Edge® variable annuity is a flexible-premium multi-funded variable annuity offered by Monumental. The Policy provides a means of investing on a tax-deferred basis in various Portfolios of the underlying mutual funds (the “Portfolios”) and a fixed account. The fixed account offers interest rates that Monumental guarantees will not decrease during the selected guaranteed period. There may be a different interest rate for each different guaranteed period that you select. The Guaranteed Period Options are the various interest rate periods for the fixed account which Monumental may offer and into which Premium Payments may be paid or amounts transferred.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement, but also for other long-term investment purposes. The tax-deferred feature of the Policy is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. There is no additional tax deferral benefit when the Policy is purchased to fund a qualified plan.

About the Policy

The Advisor’s Edge® variable annuity is a policy between you, the Policy Owner, and Monumental, the issuer of the Policy. (For Policies issued before the date of this prospectus – Owners of Policy Number NA103 should also refer to Appendix B; and owners of Policy Number AV515 101 130 600 should refer to Appendix C, for further information about specific policy features.)

The Policy provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Policy and ends immediately before the Annuity Commencement Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Policy among the various available Portfolios and the fixed account. The Policy is a variable annuity because the value of your investment in the Subaccounts can go up or down depending on the investment performance of the Subaccounts you choose. You could lose the amount that you allocate to the Subaccounts. The Policy is a flexible-premium annuity because after you purchase it, you can make additional investments of at least $500 until the Income Phase begins; you are not required to make any additional investments. During this phase, you are generally not taxed on earnings from amounts invested unless you make withdrawals.

Other benefits available during the Accumulation Phase include the ability to:

•	Make transfers among your investment choices at no charge and without current tax consequences. (See Transfers Among the Subaccounts and the Fixed Account)

•

Withdraw all or part of your money with no surrender penalty charged by Monumental, although you may incur income taxes and a 10% penalty tax and Excess Interest Adjustment. (See ACCESS TO YOUR MONEY—Full and Partial Withdrawals.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Policy and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Subaccounts you choose. However, if you annuitize under the Initial Payment Guarantee, then you will receive stabilized annuity payments that will never be less than a percentage of your initial annuity payment. There is an extra charge for this rider. If fixed, the payment amounts are level.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Policy, money you have allocated to the Subaccounts is deposited into Monumental’s Separate Account VA CC. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment

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performance of one of the Portfolios. Assets in the Separate Account belong to Monumental, but are accounted for separately from Monumental’s other assets and can be used only to satisfy its obligations to Policy Owners.

2.	PURCHASE

Customer Order Form and Issuance of Policies

To invest in the Advisor’s Edge® variable annuity, you should send a completed customer order form and your Initial Premium Payment to the address indicated on the customer order form. If you wish to make a personal delivery by hand or courier to Monumental of your completed customer order form and Initial Premium Payment (rather than through the mail), do so at our Administrative and Service Office, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Monumental will issue a Policy only if the Annuitant and Joint Annuitant are 85 years of age or younger.

If the customer order form and any other required documents are received in good order, Monumental will issue the Policy and will credit the Initial Premium Payment within two Business Days after receipt. (A Business Day is any day that the New York Stock Exchange is open for regular trading.) Along with the Policy, Monumental will also send a Policy acknowledgment form, which you should complete, sign, and return in accordance with its instructions.

If Monumental cannot credit the Initial Premium Payment because the customer order form or other required documentation is incomplete, Monumental will contact the applicant in writing, explain the reason for the delay, and refund the Initial Premium Payment within five Business Days unless the applicant consents to Monumental’s retaining the Initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled.

Qualified Policy

In addition to Non-Qualified Policies, Monumental also offers the Advisor’s Edge® as a Qualified Policy. Note that Qualified Policies contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Policy.

When the term “Qualified Policy” is used in this prospectus we mean a Policy that qualifies as a tax sheltered annuity or an individual retirement annuity under Section 403(b), 408(b), or 408A of the Internal Revenue Code. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies.

Premium Payments

A Premium Payment is any amount you use to buy or add to the Policy. A Premium Payment may be reduced by any applicable premium tax. In that case, the resulting amount is called a Net Premium Payment. The initial Net Premium Payment is credited to the Policy within two Business Days of receipt (in good order) of the Premium Payment, customer order form and other required documents.

A Few Things to Keep in Mind Regarding Premium Payments

•	The minimum Initial Premium Payment for a Non-Qualified Policy is $10,000.

•	The minimum Initial Premium Payment for a Qualified Policy is $1,000.

•	You must obtain prior company approval to purchase a policy with an amount less than the stated minimum.

•

We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Monumental Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollovers or transfers from other financial institutions. Any third party checks not accepted by company will be returned.

•	We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.”

•

You may make additional Premium Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Premium Payments must be at least $500 for Non-Qualified Policies. Additional Premium Payments must be at least $25 for Qualified Policies.

•

Additional Premium Payments received (in good order) before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Policy as of the close of business that same day.

•	We reserve the right to reject cumulative Premium Payments over $1,000,000 (if riders are

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attached) and $2,000,000 (if riders are not attached) (this includes subsequent Premium Payments) for policies with the same owner or same annuitant for issue ages 0 – 80. For issue ages over 80, we reserve the right to reject cumulative Premium Payments over $500,000 (if riders are attached) and $1,000,000 (if riders are not attached) (this includes subsequent Premium Payments) for policies with the same owner or same annuitant.

•	Your Initial Net Premium Payment will be invested on the Policy Date among the Subaccounts selected in your customer order form. See Allocation of Premium Payments, below, for more information.

The date on which the Policy is issued is called the Policy Date. A Policy Anniversary is any anniversary of the Policy Date. A Policy Year is a period of twelve months starting with the Policy Date or any Policy Anniversary.

There may be delays in our receipt of applications that are outside of our control. Any such delays will affect when your Policy can be issued and your Premium Payment(s) allocated among your investment choices.

Purchasing by Wire

For wiring instructions, please contact our Administrative and Service Office at 800-866-6007.

Allocation of Premium Payments

You specify on the customer order form what portion of your Premium Payments you want to be allocated among which Subaccounts and which Guaranteed Period Options. You may allocate your Premium Payments to one or more Subaccounts or to any of the Guaranteed Period Options. All allocations you make to the Subaccounts must be in whole-number percentages totaling 100%. Monumental reserves the right to refuse any Premium Payment.

Should your investment goals change, you may change the allocation percentages for additional Net Premium Payments by sending written notice to or by calling Monumental. Requests for Transfers received in good order before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

WHAT’S MY POLICY WORTH TODAY?

Policy Value

The Policy Value of your Policy is the value of all amounts accumulated under the Policy during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Policy is opened, the Policy Value is equal to your Initial Net Premium Payment. On any Business Day thereafter, the Policy Value equals the Policy Value from the previous Business Day, plus –

•	any additional Net Premium Payments credited

•	any increase in the Policy Value attributable to investment results of the Subaccount(s) you selected and the interest credited to the Guaranteed Period Options minus –

•	any decrease in the Policy Value attributable to investment results of the Subaccount(s) you selected

•	the daily Mortality and Expense Risk Fee

•	the daily Administrative Expense Charge

•	the Annual Policy Service Charge and any rider charges, if applicable

•	any withdrawals (including the net effect of any applicable Excess Interest Adjustments on such withdrawals)

•	any charges for Transfers made after the first twelve in a Policy Year

•	any Premium Taxes that occur during the Valuation Period.

(The Cash Value, which is what you receive if you fully withdraw (i.e., surrender) your Policy, is the Policy Value plus or minus any applicable Excess Interest Adjustment, and minus certain fees and charges.)

The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day (generally 4:00 p.m. Eastern time) and ending at the close of business of the next Business Day.

You should expect the Policy Value of your Policy to change from Valuation Period to Valuation Period, reflecting the investment experience of the Subaccounts you have selected as well as the daily deduction of charges.

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An Accumulation Unit is a measure of your ownership interest in the Policy during the Accumulation Phase. When you allocate your Net Premium Payments to a selected Subaccount, Monumental will credit a certain number of Accumulation Units to your Policy. Monumental determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the payment is credited. Each Subaccount has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Subaccount. The net rate of return reflects the performance of the Subaccount for the Valuation Period and is net of asset charges to the Subaccount. The Policy Value in each Subaccount equals the number of Accumulation Units in the Subaccount multiplied by the Accumulation Unit Value for that Subaccount.

All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value.

3.	INVESTMENT CHOICES

The Advisor’s Edge® variable annuity offers you a means of investing in various Portfolios offered by different investment companies (each investment company a “Fund”) and a fixed account. The companies that provide investment advice and administrative services for the underlying fund Portfolios offered through this Policy are listed below. For information about the fixed account and the Guaranteed Period Options, see The Fixed Account.

Transamerica Series Trust – Initial Class

Managed by AEGON USA Investment Management, LLC.

Transamerica Index 50 VP

Transamerica Index 75 VP

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP(1)

Transamerica Asset Allocation – Growth VP(1)

Transamerica Asset Allocation – Moderate VP(1)

Transamerica Asset Allocation – Moderate Growth VP(1)

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Value VP(1)

Subadvised by ING Clarion Real Estate Securities, L.P.

Transamerica Clarion Global Real Estate Securities VP(1)(2)

Subadvised by J.P. Morgan Investment Management, Inc.

Transamerica JPMorgan Enhanced Index VP(1)(2)

Subadvised by MFS® Investment Management

Transamerica MFS International Equity VP(1)

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP(1)

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP

Subadvised by AEGON USA Investment Management, LLC.

Transamerica Efficient Markets VP

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC

Transamerica Templeton Global VP(2)(3)

Subadvised by Transamerica Investment Management , LLC

Transamerica Equity VP(1)(2)

Transamerica Growth Opportunities VP(1)

Transamerica Small/Mid Cap Value VP(1)(2)

Transamerica Value Balanced VP(1)(2)

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Van Kampen Active International Allocation VP(1)(2)

Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP)

Columbia Funds Variable Insurance Trust – Class A Shares

Advised by Columbia Management Advisors, LLC

Columbia Small Company Growth Fund, Variable Series(1)(2)

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Equity Flex I Portfolio(1)(2)(4)

Credit Suisse U.S. Equity Flex I Portfolio(1)(2)(5)

DFA Investment Dimensions Group Inc.

Advised by Dimensional Fund Advisors LP

VA Global Bond Portfolio(1)(2)

VA International Small Portfolio(1)(2)

VA International Value Portfolio(1)(2)

VA Short-Term Fixed Portfolio(1)(2)

VA U.S. Large Value Portfolio(1)(2)

VA U.S. Targeted Value Portfolio(1)(2)

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The Federated Insurance Series

Advised by Federated Equity Management Company of Pennsylvania

Federated Capital Income Fund II(1)(2)

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II(1)(2)

Federated High Income Bond Fund II(1)(2)

Federated Prime Money Fund II(1)(2)(6)

Advised by Federated Global Investment Management Corp.

Federated Clover Value Fund II(7)

Fidelity Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

Fidelity – VIP Contrafund® Portfolio

Fidelity – VIP Mid Cap Portfolio

Fidelity – VIP Value Strategies Portfolio

Nationwide Variable Insurance Trust

Advised by Nationwide Fund Advisors

Gartmore NVIT Developing Markets Fund(1)(2)

Vanguard Variable Insurance Fund

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio(1)

Mid-Cap Index Portfolio(1)

REIT Index Portfolio(1)

Advised by Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.

International Portfolio

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio(1)

Total Bond Market Index Portfolio(1)

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.

Wanger International(1)(2)

Wanger USA(1)(2)

Wells Fargo Advantage Variable Trust Funds

Advised by Wells Fargo Funds Management, LLC

WFAVT Small/Mid Cap Value Fund(1)(2)

(1)	Owners of Policy Number AV515 101 130 600 may invest in these funds.
(2)	Owners of Policy Number NA103 may only invest in these funds.
(3)	Transamerica Capital Guardian Global VP merged into Transamerica Templeton Global VP.
(4)	Formerly known as Credit Suisse International Focus Portfolio.
(5)	Formerly known as Credit Suisse Small Cap Core I Portfolio.
(6)

There can be no assurance that the Federated Prime Money Fund II portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and partly as a result of Policy charges, the yield on the Federated Prime Money Fund II subaccount may become extremely low and possibly negative.

(7)	Formerly known as Federated American Leaders Fund II.

The following Subaccounts were closed to new investments as of May 1, 2006.

Transamerica Series Trust – Initial Class

Subadvised by ClearBridge Advisors, LLC

Transamerica Legg Mason Partners All Cap VP

Subadvised by Transamerica Investment Management, LLC

Transamerica Science and Technology VP

AllianceBernstein Variable Products Series Fund, Inc.- Class B

Advised by AllianceBernstein L.P.

AllianceBernstein Global Thematic Growth Portfolio(1)

AllianceBernstein Growth Portfolio

AllianceBernstein Large Cap Growth Portfolio

(1)	Formerly known as AllianceBernstein Global Technology Portfolio.

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class

Advised by The Dreyfus Corporation

Dreyfus Variable Investment Fund – Service Class

Advised by The Dreyfus Corporation

Dreyfus VIF – Appreciation Portfolio

Seligman Portfolios, Inc. – Class 2 Shares

Advised by J. & W. Seligman & Co. Incorporated

Seligman Capital Portfolio

Seligman Communications and Information Portfolio

Seligman Global Technology Portfolio

There is no assurance that a Portfolio will achieve its stated objective.

The general public may invest in the Portfolios only through certain insurance policies and qualified plans. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. There may be delays in our receipt of applications that are outside of our control. Any such delays will affect when your Policy can be issued and your Premium Payment(s) allocated among your investment choices.

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Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Funds. You should read the prospectuses for the Portfolios carefully before you invest.

You can obtain prospectuses for the Portfolios by calling or writing to our Administrative and Service Office.

Selection of Underlying Portfolios

The underlying portfolios offered through this product are selected by Monumental, and Monumental may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

You are responsible for choosing the portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because you bear the investment risk, you should carefully consider decisions you make regarding your investment allocations. Note: Certain Portfolios have similar names. It is important that you state or write the full name of the Portfolio to which you wish to direct your allocation when you submit an allocation request. Failure to do so may result in a delay of a requested allocation amount being credited to the Subaccount.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you, including each fund’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or portfolio. After you select portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the value of your Policy resulting from the performance of the portfolios you have chosen.

We do not recommend or endorse any particular portfolio and we do not provide investment advice.

We do not guarantee that any Subaccounts will always be available for Premium Payments, allocations, or transfers.

We also reserve the right to limit the number of Subaccounts you are invested in at any one time.

Addition, Deletion or Substitution of Investments

Monumental cannot and does not guarantee that any of the subaccounts will always be available for Premium Payments, allocations or transfers. Monumental retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Monumental reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the judgment of Monumental, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuities, or from effecting an exchange between series or classes of variable annuities on the basis of your requests.

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New subaccounts may be established when, in the sole discretion of Monumental, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Monumental. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Monumental may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Monumental will notify you and request reallocation of the amounts invested in the eliminated subaccount. Similarly, Monumental may, at its discretion, close a subaccount to new investment (either transfers or premium payments). Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation, be invested in the subaccount that invests in a portfolio of money market instruments. If a portfolio of money market instruments is unavailable, Monumental will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Monumental may, by appropriate endorsement, make such changes in the policy as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts.

To the extent permitted by applicable law, Monumental also may transfer the assets of the separate account associated with the policies to another account or accounts.

The Fixed Account

Premium Payments allocated and amounts transferred to the fixed account become part of Monumental’s general account. Interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 and 1940 Acts. Monumental has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

While we do not guarantee that the fixed account will always be available for new investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your Policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the Guaranteed Period Option you selected, the value in the Guaranteed Period Option will automatically be transferred into a new Guaranteed Period Option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a Guaranteed Period Option of the fixed account are subject to an Excess Interest Adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your Policy. The Excess Interest Adjustment will not decrease the interest credited to your Policy below the guaranteed minimum, however.

We also guarantee that upon full surrender your Cash Value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the Policy is issued.

If you select the fixed account, your money will be placed with Monumental’s other general assets. The amount of money you are able to accumulate in the fixed account during the Accumulation Phase depends upon the total interest credited. The amount of annuity payments you receive during the Income Phase from the fixed portion of your Policy will remain level for the entire Income Phase.

We reserve the right to refuse any Premium Payment or transfer to the fixed account.

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Transfers Among the Subaccounts and the Fixed Account

Should your investment goals change, you may make transfers of money among the Subaccounts and the Fixed Account, subject to limitations described above which we reserve the right to impose, and the following conditions:

•

You may make requests for transfers in writing or by telephone. Monumental will process requests it receives in good order before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

•	The minimum amount you may transfer from a Subaccount is $500 (unless the Policy Value in a Subaccount is less than $500).

•	Monumental does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for Transfers in excess of 12 per Policy Year.

•	Transfers out of a Guaranteed Period Option of the fixed account are limited to the following:

•

Within 30 days before the end of the guaranteed period you must notify us that you wish to transfer the amount in that Guaranteed Period Option to another investment choice. No Excess Interest Adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest Premium Payment first.

•

Other than at the end of a guaranteed period, transfers of amounts from the Guaranteed Period Option (in excess of interest credited), are subject to an Excess Interest Adjustment. If the adjustment is negative, then the maximum amount you can transfer is 25% of the amount in that Guaranteed Period Option, less any previous transfers during the current Policy Year. If the adjustment is positive, then we do not limit the amount that you can transfer.

•	Transfers of the Guaranteed Period Option amounts equal to interest credited must be at least $50.

•	There are no transfers permitted out of the Dollar Cost Averaging Fixed Account Option except through the dollar cost averaging program.

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers, frequent or disruptive traders (frequent transfers are considered to be disruptive). Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

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Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing or disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some policy owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected. If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment advisor in providing these services.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•

expressly limit the number or size of transfers in a given period except for certain Subaccounts where an underlying fund Portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	limit the number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

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Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for that portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

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4.	PERFORMANCE

The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures will also reflect the premium enhancement, if any.

Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

5.	EXPENSES

There are charges and expenses associated with the Policy that reduce the return on your investment in the Policy.

Excess Interest Adjustment

Withdrawals from the fixed account may be subject to an Excess Interest Adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also be made to amounts applied to an Annuity Payment Option. See “Excess Interest Adjustment” in the Statement of Additional Information.

Annual Policy Service Charge

We reserve the right to assess an Annual Policy Service Charge of up to $30 (but no more than 2% of your Policy Value at the time of deduction) for policy administrative expenses. We will not assess this charge on your Policy if (1) sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; or (2) your Policy Value equals or exceeds $50,000.

Mortality and Expense Risk Fee

Monumental charges a fee as compensation for bearing certain mortality and expense risks under the Policy. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Fee is dependent on the death benefit option you select on the customer order form. For the Policy Value Death Benefit Option, the mortality and expense risk fee is at an annual rate of 0.40%. For the Return of Premium Death Benefit Option, the mortality and expense risk fee is at an annual rate of 0.45%. For the Annual Step-Up to age 81 Death Benefit Option, the mortality and expense risk fee is at an annual rate of 0.60%.

We guarantee that the annual charge described above will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Monumental’s surplus. If the charges collected under the Policy are not enough to cover actual costs or assumed risks, then Monumental will bear the loss. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

A Closer Look At The Mortality and Expense Risk Fee

Monumental assumes mortality risk in two ways. First, where Policy Owners elect an Annuity Payment Option under which Monumental guarantees a number of payments over a life or joint lives, Monumental assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, Monumental assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

The expense risk that Monumental assumes is that the charges collected for administrative expenses, which are based on rated that are guaranteed not to increase above rates shown for the life of the Policy, may not cover the actual costs of issuing and administering the Policy.

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Administrative Expense Charge

Monumental assesses each Policy an annual Administrative Expense Charge to cover the cost of issuing and administering each Policy and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the Annuity Commencement Date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium Payments, asset rebalancing and dollar cost averaging transfers are not considered transfers for the purpose of assessing a transfer fee. All transfer requests made at the same time are treated as a single transfer.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, then there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value in the Subaccounts. The fee may be higher or lower at the time you annuitize and elect the rider.

Life with Emergency Cash® Surrender Charge

If you select the Life with Emergency Cash® annuity payment option, then you can surrender your Policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the Annuity Commencement Date. The following schedule shows the current surrender charge:

Number of years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0-1	4%
1-2	3%
2-3	2%
3-4	1%
4 or more	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency Cash® annuity payment option.

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the Annuity Commencement Date and not from the Premium Payment date;

•	this charge is a percentage of the Adjusted Policy Value applied to the Life with Emergency Cash® annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Architect GLWB Fee

If you elect the Architect Guaranteed Lifetime Withdrawal Benefit, then an annual rider fee that is a percentage of the total withdrawal base is assessed on each rider anniversary. The percentage depends on the maximum “equity percentage” that you select (which is the percentage of your policy value that can be invested in the “equity” category of the designated investment choices), and whether you select the joint life option under the rider. The rider fee percentages are as follows:

Maximum Equity Percentage	Single Life Option	Joint Life Option
50%	0.30%	0.45%
60%	0.45%	0.65%
70%	0.65%	1.00%

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

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Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. The lowest and highest Portfolio expenses for the previous calendar year are found in the “Fee Table” section of this prospectus. See the prospectuses for the underlying fund Portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive two types of payments:

•

Rule 12b-1 Fees. Our affiliate Transamerica Capital, Inc. (“TCI”) is the principal underwriter for the policies. TCI receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.25% of the average daily assets of the certain portfolios attributable to the Policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the Portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-advisor realized on the advisory fee deducted from Portfolio assets. Policy Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular Portfolios attributable to the Policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Monumental and TCI

Fund	Maximum Fee % of assets(1)
Transamerica Series Trust(2)	0.25%
AllianceBernstein Variable Products Services Fund, Inc.	0.45%
Columbia Funds Variable Insurance Trust	0.25%
Credit Suisse Trust	0.20%
DFA Investment Dimensions Group Inc.	0.00%
The Dreyfus Socially Responsible Growth Fund, Inc.	0.30%
Dreyfus Variable Investment Fund	0.30%
Federated Insurance Series	0.50%
Fidelity Variable Insurance Products Fund(3)	0.35%
Nationwide Variable Investment Trust	0.25%
Seligman Portfolios, Inc.	0.00%
Vanguard Variable Insurance Fund	0.00%
Wanger Advisors Trust	0.15%
Wells Fargo Advantage Variable Trust Funds	0.25%

(1)

Payments are based on a percentage of the average assets of each Portfolio owned by the Subaccounts available under this Policy and under certain other variable insurance products offered by our affiliates and us. We and TCI may continue to receive 12b-1 fees and administrative fees on Subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we and TCI provide.

(2)

Because Transamerica Series Trust (“TST”) is managed by our affiliate Transamerica Asset Management, Inc. (“TAM”), an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund Portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2008 we received $368,743.27 from TAM pursuant to these benefits. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

(3)	Variable Insurance Products Fund: We receive this percentage once $100 million fund shares are held by the subaccounts of the Company and its affiliates.

Proceeds from certain of these payments by the Portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the Portfolios. We and our affiliates may profit from these payments.

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For further details about the compensation payments we make in connection with the sale of the Policies, see “Distribution of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

The value of your Policy can be accessed during the Accumulation Phase:

•	by making a full or partial withdrawal;

•	by electing an Annuity Payment Option; and

•	by taking systematic payouts.

On or before the Annuity Commencement Date, the Policy Value is equal to the owner’s:

•	Premium Payments; minus

•	partial withdrawals (including the net effect of any applicable Excess Interest Adjustments on such withdrawals); plus

•	interest credited in the fixed account; plus or minus

•	accumulated gains or losses in the separate account; minus

•	service charges, rider fees, Premium Taxes, and transfer fees, if any.

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Policy. All partial withdrawals must be for at least $500. Withdrawals may be restricted under tax sheltered annuity policies. If your policy was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

On the business day that Monumental receives your request for a full withdrawal, the amount payable is the Cash Value. You will receive:

•	the value of your Policy; plus or minus

•	any Excess Interest Adjustment; minus

•	any applicable Premium Taxes, annual service charges and any rider fees.

To make a withdrawal, send your written request on the appropriate Monumental form to our Administrative and Service Office. Please note: All withdrawal requests must be submitted in good order to avoid a delay in processing your request.

Because you assume the investment risk for amounts allocated to the Portfolios under the Policy, and because of certain fees and charges, the total amount paid upon a full withdrawal of the Policy may be more or less than the total Premium Payments made (taking prior withdrawals into account).

Excess Interest Adjustment

Money that you withdraw from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to an Excess Interest Adjustment. At the time you request a withdrawal, if interest rates set by Monumental have risen since the date of the initial guarantee, the Excess Interest Adjustment will result in a lower Cash Value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the Excess Interest Adjustment will result in a higher Cash Value on surrender.

Generally, all withdrawals from a Guaranteed Payment Option (including transfers) in excess of your cumulative interest earnings in that option are subject to an Excess Interest Adjustment. Beginning in the first Policy Year you can withdraw up to your cumulative earnings each Policy Year, in one or more withdrawals, without an Excess Interest Adjustment. This is referred to as the “free amount.”

There will be no Excess Interest Adjustment on any of the following:

•	lump sum withdrawals of the free amount available;

•	nursing care and terminal condition withdrawals

•	unemployment withdrawals;

•	withdrawals to satisfy the minimum distribution requirements for Qualified Policies; and

•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that under these circumstances you will not receive a higher Cash Value if interest rates have fallen nor will you receive a lower Cash Value if interest rates have risen.

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Payment of Full or Partial Withdrawal Proceeds

Monumental will pay cash withdrawals within seven business days after receipt in good order (at our Administrative and Service Office) of your written request for withdrawal except in one of the following situations, in which Monumental may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Policy Owner

•	the payment is derived from premiums paid by check, in which case Monumental may delay payment until the check has cleared your bank

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a Premium Payment and/or “freeze” a Policy Owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Signature Guarantees

As a protection against fraud, we require that the following transaction requests include a Medallion signature guarantee:

•	All requests for disbursements (i.e. partial withdrawals and surrenders) $50,000 and over;

•	Any non-electronic disbursement requests made on or within 15 days of a change to the address of record for a contract owner’s account; and

•

Any disbursement request when Monumental has been directed to send proceeds to a different address from the address of record for that contract owner’s account. PLEASE NOTE: This requirement will not apply to disbursement request made in connection with exchanges of one annuity policy for another with the same owner in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or a Qualified Direct Rollover to another insurance company.

An investor can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. This includes many:

•	National and state banks;

•	Savings banks and savings and loan associations;

•	Securities brokers and dealers; and

•	Credit unions

The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

Taxation of Withdrawals

For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, and Penalty Taxes on Certain Early Withdrawals.

Tax Withholding on Withdrawals

If you do not provide Monumental with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires Monumental to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government. Eligible Rollover Distributions from tax sheltered annuity policies are subject to mandatory withholding.

7.	ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Policy Owner, you exercise control over when the Income Phase begins by specifying an Annuity Commencement Date on the customer order form when you purchase the Policy. The Annuity

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Commencement Date is the date on which annuity payments begin. You may also change the Annuity Commencement Date at any time in by giving us notice (in good order) with the information we need, as long as the Annuitant or Joint Annuitant is living. New Annuity Commencement Dates less than 30 days from the day Monumental receives notice of it require prior approval. This date may be any date at least thirty days after the Policy Date and may not be later than the last day of the month following the month in which the Annuitant attains age 95.

The Annuity Commencement Date for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The Policy provides four Annuity Payment Options that are described below. You may choose any combination of Annuity Payment Options. Monumental will use your Adjusted Policy Value to provide these annuity payments. The Adjusted Policy Value is the Policy Value increased or decreased by any applicable Excess Interest Adjustment. If the Adjusted Policy Value on the Annuity Commencement Date is less than $2,000, Monumental reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (Monumental reserves the right to change the frequency if payments would be less than $50.)

If you receive fixed payments, then the amount of each payment will be set on the Annuity Commencement Date and will not change. You may, however, choose to receive variable payments under Annuity Payment Options 2 and 4. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in your Policy. The dollar amount of additional variable payments will vary based on the investment performance of the Subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease. These changes may only occur on an annual basis, however, if you receive stabilized payments under the Initial Payment Guarantee.

A charge for Premium Taxes and an Excess Interest Adjustment may be made when annuity payments begin.

The Annuity Payment Options are explained below. Options 1 and 3 are fixed only. Options 2 and 4 can be fixed or variable.

•

Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period you choose which may be from 10 to 20 years. The specified period may not exceed your life expectancy. No funds will remain at the end of the period.

•	Payment Option 2—Life Income. You may choose between:

Fixed Payments

•	No Period Certain—We will make level payments only during the annuitant’s lifetime.

•	Period Certain—We will make level payments for the longer of the annuitant’s lifetime or a period you choose, which may be from 10 to 20 years.

•

Guaranteed Return of Policy Proceeds—We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we make to you equals the amount applied to this Annuity Payment Option.

Variable Payments

•	No Period Certain—Payments will be made only during the lifetime of the annuitant.

•	10 Years Certain—Payments will be made for the longer of the annuitant’s lifetime or ten years.

Life with Emergency Cash® (fixed or variable)

Payments will be made during the lifetime of the annuitant. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or

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partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule) You will be subject to whatever surrender charge schedule is in effect at the time you annuitize under this Annuity Payment Option. The Life with Emergency Cash® benefit will continue through age 100 of the annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For Qualified Policies the death benefit ceases on the date the annuitant reaches the IRS age limitation. The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

•

Payment Option 3—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. The duration of the payments may not exceed the annuitant’s life expectancy. This will be a series of level payments followed by a smaller final payment.

•	Payment Option 4—Joint and Survivor Annuity. You may choose between:

Fixed Payments

•	No Period Certain. Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Variable Payments

•	No Period Certain. Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Life with Emergency Cash® (fixed or variable)

Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this Annuity Payment Option. The Life with Emergency Cash® benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For Qualified Policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

Other Annuity Payment Options may be arranged by agreement with Monumental. Some Annuity Payment Options may not be available in all states.

Note: If your Policy is a Qualified Policy, then payment options 1 and 3 may not satisfy minimum required distribution rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity; and

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•	the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency Cash®; and

•	the annuitant dies before age 101;

THEN:

•	the Life with Emergency Cash® death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Monumental informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will generally be Option 2 Life with 10 Years Certain, and all optional benefits (including guaranteed minimum death benefits and living benefits) will terminate upon annuitization.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Policy’s Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, Monumental determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Policy. This amount depends on the value of your Policy on the Annuity Commencement Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes.

Impact of Annuitant’s Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Because payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant’s Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Because payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

A Few Things to Keep in Mind Regarding Annuity Payments

•

If an Annuity Payment Option is not selected, Monumental will assume that you chose the Life Income (with 10 years certain). Any amounts in a Subaccount immediately before the Income Phase begins will be applied under a variable Annuity Payment Option based on the performance of that Subaccount.

•

Money that you apply to an annuity payment option from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (i.e., the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to an excess interest adjustment.

•

Monumental reserves the right to change the frequency if payments would be less than $50. If on the Annuity Commencement Date, the Adjusted Policy Value is less than $2,000, Monumental reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option.

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•	From time to time, Monumental may require proof that the Annuitant, Joint Annuitant, or Policy Owner is living.

•	If someone has assigned ownership of a Policy to you, or if a non-natural person (e.g., a corporation) owns a Policy, you may not start the Income Phase of the Policy without Monumental’s consent.

•	At the time Monumental calculates your Annuity Payments, Monumental may offer more favorable rates than those guaranteed in the Annuity Tables found in the Policy.

•	Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

•

If you have selected a variable Annuity Payment Option, then you may change the Subaccount funding the variable Annuity Payments by written request or by calling 800-866-6007. Please Note: All requests must be submitted in good order to avoid a delay in processing your request.

•

You may select an Annuity Payment Option and allocate a portion of the value of your Policy to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

•

If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee’s address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee’s responsibility to keep Monumental informed of the Payee’s most current address of record.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the Accumulation Phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or a lump sum payment.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our administrative and service office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). Please note: Such due proof of death must be submitted in good order to avoid a delay in processing the death benefit claim.

When We Pay A Death Benefit

We will pay a death benefit to the beneficiary IF:

•	you (owner) are both the annuitant and sole owner of the Policy; and

•	you die before the Annuity Commencement Date.

We will pay a death benefit to you (owner) IF:

•	you (owner) are not the annuitant; and

•	the annuitant dies before the Annuity Commencement Date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the Policy as the new annuitant and owner, instead of receiving the death benefit.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you (owner) are not the annuitant; and

•	you die before the Annuity Commencement Date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the Policy within five years of your death for the Adjusted Policy Value minus any applicable rider fees. Distribution requirements apply to the Policy Value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the Annuity Commencement Date depends on the annuity payment option selected.

IF:

•	you (owner) are not the annuitant; and

•	you die on or after the Annuity Commencement Date; and

•	the entire interest in the Policy has not been paid to you;

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THEN:

•	the remaining portion of such interest in the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	you (owner) are receiving annuity payments under the Life with Emergency Cash®; and

•	the annuitant dies before age 101;

THEN:

•	a Life with Emergency Cash® death benefit will be paid.

Succession of Ownership

If any owner dies during the Accumulation Phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as lump sum or as annuity payments. The “base policy” death benefit will be the greatest of:

•	Policy Value on the date we receive the required information in good order at our Administrative and Service Office; or

•

Cash Value on the date we receive the required information in good order at our Administrative and Service Office (this will be more than the Policy Value if there is a positive Excess Interest Adjustment); or

•	Guaranteed Minimum Death Benefit, if any (discussed below).

Please Note, the death benefit terminates upon annuitization and there is a maximum annuity commencement date.

Guaranteed Minimum Death Benefit Options

On the Policy application, you generally may choose one of the Guaranteed Minimum Death Benefit options (listed below) for an additional fee. After the Policy is issued, you cannot make an election and the death benefit cannot be changed.

If the Guaranteed Minimum Death Benefit is not available because of the age of the Policy Owner or Annuitant, the death benefit will be the greater of the Policy Value or Cash Value as of the date of death.

A.	Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	the total Premium Payments;

•	less any adjusted partial withdrawals (discussed below) as of the date of death.

There is an extra charge for this death benefit of 0.05% annually for a total mortality and expense risk fee of 0.45%.

B.	Annual Step-Up To Age 81 Death Benefit

Under this option, on each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus

•	any premium payments since that date; minus

•	any adjusted partial withdrawals since that date.

The Annual Step-Up Death Benefit is not available if the annuitant is 76 or older on the Policy Date. There is an extra charge for this death benefit of 0.20% annually, for a total mortality and expense risk fee of 0.60%.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your Guaranteed Minimum Death Benefit will be reduced by an amount called the Adjusted Partial Withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total Premium Payments. We have included a detailed explanation of this adjustment in the Statement of Additional Information. If you have a qualified policy, minimum required distribution rules may require you to request a partial surrender.

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9.	TAXES

Introduction

The following discussion of annuity taxation is general in nature and is based on Monumental’s understanding of the treatment of annuity policies under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You may want to consult with a qualified tax advisor about your particular situation to ensure that your purchase of a Policy results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

Taxation Of Annuities In General

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Policy until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See ANNUITY POLICIES OWNED BY NON-NATURAL PERSONS and DIVERSIFICATION STANDARDS.)

A Closer Look At Tax Deferral

Tax deferral means no current tax on earnings in your Policy. The amount you would have paid in income taxes can be left in the Policy and earn money for you.

One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Payout Option) from a Non-Qualified Policy during the Accumulation Phase, you as Policy Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Policy and then from the money you invested in the Policy. This “investment in the Policy” can generally be described as the cost of the Policy, and it generally includes all Premium Payments minus any amounts you have already received under the Policy that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Policy is treated as a partial withdrawal from a Policy. (If you are contemplating using your Policy as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Policy, for tax purposes each payment is deemed to return to you a portion of your investment in the Policy. Since with a Non-Qualified Policy you have already paid taxes on those amounts (the Policy was funded with after-tax dollars), you will not be taxed again on your investment only on your earnings.

For fixed Annuity Payments from a Non-Qualified Policy, in general, Monumental calculates the taxable portion of each payment using a formula known as the “exclusion ratio.” This formula establishes the ratio that the investment in the Policy bears to the total expected amount of Annuity Payments for the term of the Policy. Monumental then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Policy, in general, Monumental calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, Monumental divides the investment in the Policy by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Policy has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Policies

Generally, the entire amount distributed from a Qualified Policy is taxable to the Policy Owner. In the case of Qualified Policies with after-tax

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contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Because Monumental has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

Tax Withholding

Federal tax law requires that Monumental withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies Monumental of that election. In certain situations, Monumental will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty and the Company has received the appropriate Form W-8 certifying the U.S. taxpayer identification number.

“Eligible rollover distributions” from section 403(b) Policies are subject to a mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the Policy to a tax-qualified plan, IRA or tax sheltered annuity or to a government 457 plan that agrees to separately account for rollover contributions.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under the deferred annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Policy Owner or, where the Policy Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Policies); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Policy (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) under an immediate annuity policy (as defined in the Internal Revenue Code); (vi) that can be traced to an investment in the Policy prior to August 14, 1982; or (vii) under a Policy that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee’s severance from employment.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Policies, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

Additional exceptions to the penalty tax may not apply to distributions from Qualified Policies issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, a distribution made on account of an Internal Revenue Service levy. Other exceptions may be available under Qualified Policies.

It is unclear whether stabilized annuity payments under the Initial Payment Guarantee should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. You should consult a tax advisor on this issue.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g. death benefits other than the Return of Premium Death Benefit) are deemed to be taxable distributions to you.

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Annuity Policies Owned By Non-Natural Persons

Where a non-natural person (for example, a corporation) holds a Policy, that Policy is generally not treated as an annuity policy for federal income tax purposes, and the income on that Policy (generally the increase in the net Policy Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an advisor for a natural person. The rule also does not apply where the estate of a decedent acquires a Policy, where an employer purchases a Policy on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

Multiple-Policies Rule

All non-qualified annuity policies issued by the same company (or affiliate) to the same Policy Owner during any calendar year are to be aggregated and treated as one policy for purposes of determining the amount includible in the taxpayer’s gross income. Thus, any amount received under any Policy prior to the Policy’s Annuity Commencement Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such policies. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-policies rules through the serial purchase of annuity policies or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Policies purchased by the same Policy Owner. Accordingly, a Policy Owner should consult a tax adviser before purchasing more than one Policy or other annuity policies. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code.))

Transfers Of Annuity Policies

Any transfer of a Non-Qualified Policy during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Policy to the Policy Owner at the time of such transfer. The transferee’s investment in the Policy will be increased by any amount included in the Policy Owner’s income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code Section 1041(a).

Assignments Of Annuity Policies

A transfer of ownership in a Policy, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Policy Owner may result in tax consequences to the Policy Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Policy Owner considering such a transfer or assignment of a Policy should contact a tax advisor about the potential tax effects of such a transaction. Qualified Policies may not be assigned, except as permitted by federal income tax law.

Diversification Standards

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A “look-through” rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Policy Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Policy may need to be modified in order to remain in compliance. For these reasons, Monumental reserves the right to modify the Policy, as necessary, to maintain the tax-deferred status of the Policy.

We intend to comply with the diversification regulations to assure that the Policy continues to be treated as an annuity policy for federal income tax purposes.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the

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annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases By Residents Of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of the United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Qualified Policies

Qualified Policies contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Policy should consult a personal tax advisor. Currently, Qualified Policies are available as traditional IRA Policies, Roth IRA Policies, and 403(b) Policies.

403(b) Policies

Monumental has offered Policies in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies. More detailed information on 403(b) Policies may be found in the Statement of Additional Information.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988, (2) earnings on those contributions, and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

For policies issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) policy comply with applicable tax requirements before we process your request.

Foreign Tax Credits

We may benefit from any foreign tax credits attributed to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under Federal tax law.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation, regulation, or otherwise. You should consult a tax advisor with respect to legal or regulatory developments and their effect on the Policy. We have the right to modify the Policy in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under

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the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the Accumulation Phase) to receive regular payments from your Policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	is up to 10% of your Premium Payments (reduced by prior withdrawals in that Policy Year); or

(2)	is any gains in the Policy.

For amounts greater than 10% of your Premium Payments you must receive prior company approval.

Any payment from a Guaranteed Period Option in excess of the cumulative interest credited at the time of the payment may be subject to an Excess Interest Adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions at our Administrative and Service Office. Each payment must be at least $50. Monthly and quarterly payments may be required to be taken by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Payout Option is in effect, then the Systematic Payout Option will terminate. Also keep in mind that partial withdrawals under the systematic payout option, like all partial withdrawals, may be taxable and, if made before age 59  1/2, may be subject to a 10% federal penalty tax.

There is no charge for this benefit.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your Policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize and elect the Initial Payment Guarantee, the guaranteed percentage will not change during the life of the Initial Payment Guarantee. Contact us for the current guaranteed percentage.

The payment amount is adjusted once each year to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).

Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee charge. This fee is reflected in the amount of the annuity payments that you receive if you select the payment guarantee. It is deducted in the same manner as the Separate Account charge and it is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other Terms and Conditions. The Initial Payment Guarantee uses a 5.0% assumed investment rate (“AIR”) to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5.0%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the AIR, and decrease if actual performance is below the AIR (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary by state and may not be available in all states.

Nursing Care and Terminal Condition

No Excess Interest Adjustment will apply if you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

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•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

This benefit may not be available in all states. See the Policy or endorsement for details and conditions.

Unemployment Waiver

No Excess Interest Adjustment will apply to withdrawals if you or your spouse is unemployed. In order to qualify, you (or your spouse, whichever is applicable):

•	must have been employed full time for at least two years prior to becoming unemployed; and

•	must have been employed full time on the Policy Date; and

•	must have been unemployed for at least 60 days in a row at the time of the withdrawal; and

•	must have a minimum Cash Value at the time of withdrawal of $5,000

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of withdrawal.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. This benefit may not be available in all states. See the Policy for details.

Guaranteed Minimum Income Benefit

The Guaranteed Minimum Income Benefit (“GMIB”) is no longer available for new sales, but Policy Owners who elected the GMIB before May 1, 2003, can still upgrade. If you upgrade, the annual effective interest rate is currently 5% per year.

Telephone Transactions

You may establish the telephone transfer privilege on your Policy by completing the appropriate section of the Policy acknowledgment form you will receive with your Policy or by completing a separate telephone authorization form at a later date. You may also authorize a third party to initiate transactions by telephone by completing a third party authorization form or the appropriate section of the Policy acknowledgment form.

Monumental will take reasonable steps to confirm that instructions communicated by telephone are genuine. Before we act on any request, we will ask the caller for his or her policy number and Social Security Number. In addition, we will take reasonable steps to confirm that instructions communicated by telephone from a third party are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the policy number to which he or she is referring, and the Social Security number of the Policy Owner. This information will be verified with the Policy Owner’s records before processing a transaction, and all transactions performed will be verified with the Policy Owner through a written confirmation statement. We will record all calls. Neither the Company nor the Funds shall be liable for any loss, cost, or expense for acting on telephone instructions that are believed to be genuine in accordance with these procedures.

Telephone requests must be received while the New York Stock Exchange is open for regular business to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or telephone lines available, to take your call. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability in all circumstances.

Asset Rebalancing

During the Accumulation Phase, you may instruct us to make automatic transfers of amounts among the Subaccounts in order to maintain a desired allocation of Policy Value among those Subaccounts. We will “rebalance” monthly, quarterly, semi-annually, or annually, beginning on the date you select. You must select the percentage of the Policy Value you desire in each of the various Subaccounts offered (totaling 100%).

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Rebalancing can be started, stopped, or changed at any time. Rebalancing will not be available when Dollar Cost Averaging is in effect or when any other transfer is requested. If a transfer is requested, then we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to restart Asset Rebalancing.

There is no charge for this benefit.

Dollar Cost Averaging Program

During the Accumulation Phase, you may instruct us to automatically make transfers into one or more variable Subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from the Dollar Cost Averaging Fixed Account Option or the money market Subaccount.

A Dollar Cost Averaging program will begin once we have received, in good order, all necessary information and the minimum required amount. A Dollar Cost Averaging program will begin on the 28th day of the applicable month. If we receive additional Premium Payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market Subaccount; and

•	any amount in a variable source will remain in that variable Subaccount; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

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You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

Architect Guaranteed Lifetime Withdrawal Benefit

You may elect to purchase the optional Architect Guaranteed Lifetime Withdrawal Benefit (“Architect GLWB”) which provides you with a guaranteed lifetime withdrawal benefit if you invest in certain designated investment choices. You are also limited in the amount of your policy value that can be invested in the “equity” category of the designated investment choices (“maximum equity percentage”). This rider is available during the accumulation phase.

The Architect GLWB may vary for certain policies and may not be available for all policies. Please contact us at (800) 797-9177 for additional information regarding the availability of the Architect GLWB.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Architect GLWB for a qualified policy.

Architect GLWB – Base Benefit

This benefit is intended to provide a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your Policy Value. Under this benefit, you can receive (first as withdrawals from your Policy Value and, if necessary, as payments from us) up to the maximum annual withdrawal amount each calendar year, starting with the calendar year immediately following the annuitant’s 59th birthday and lasting until the annuitant’s (or the annuitant’s surviving spouse if the joint life option is elected) death (unless your total withdrawal base is reduced to zero because of “excess withdrawals”; see Total Withdrawal Base Adjustments, below). All withdrawals before the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) is 59 are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 61 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after ten years your Policy Value has declined to $90,000 solely because of negative investment performance. You could receive up to $5,000.00, which is the applicable income benefit percentage of (5.0%) multiplied by the total withdrawal base of $100,000, each calendar year for the rest of your life (assuming that you take your first withdrawal when you are age 70 – 74, and that you do not withdraw more than the maximum annual withdrawal amount in any one year).

Of course, you can always withdraw an amount up to your Policy Value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future maximum annual withdrawal amount to $4,705.88.

See “Appendix – Architect Guaranteed Lifetime Withdrawal Benefit Total withdrawal Base Adjustments” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need

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for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All Policy Value must be allocated to a limited number of specified funds (see “Designated Investment Choices” below). You are also limited to the amount of your Policy Value that can be invested in the “equity” category of the designated investment choices (see “Maximum Equity Percentage” below). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any calendar year in excess of the maximum annual withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the maximum annual withdrawal amount and total withdrawal base on a greater than dollar-for-dollar basis.

•	Upon the death of the annuitant (or the annuitant’s spouse if the joint life option is elected), the Architect GLWB terminates and no more guaranteed withdrawals can be made.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your Policy Value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to an excess interest adjustment;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. See “Total Withdrawal Base Adjustments” below.

The maximum annual withdrawal amount is zero if the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) is not 59 years old on the date the rider is elected (“rider date”) and remains zero until the first day of the calendar year after the annuitant’s 59th birthday. If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year during which the rider is elected is equal to the income benefit percentage of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each subsequent calendar year is equal to the income benefit percentage of the total withdrawal base.

For qualified policies: If the plan participant (generally the annuitant) is at least 70  1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the Policy Value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance), and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can receive up to the maximum annual withdrawn amount each year (first from your Policy Value and, if necessary, as payments from us) under this rider regardless of your Policy Value. However, once your Policy Value reaches zero (by other than an excess withdrawal), you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive payments guaranteed by this rider after your Policy Value reaches zero, you must select the frequency of future payments. Once selected, the amount and frequency of future payments after your Policy Value reaches zero cannot be changed. Payments after the Policy Value reaches zero are subject to our claims paying ability.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a calendar year for withdrawal in a future calendar year. This means that if you do not take the maximum annual withdrawal amount during the calendar year, you cannot take more than the maximum annual withdrawal amount in the next calendar year and maintain the rider’s guarantee.

•

If the rider is added before the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until January 1st of the calendar year after the annuitant’s 59th birthday, however, you will still be charged a rider fee before this time.

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•	Excess withdrawals may cause you to lose the benefit of the rider.

•

All Policy Value must be allocated to a limited number of specified funds and the allocation is subject to specified equity limits. (See “Designated Investment Choices” and “Maximum Equity Percentage,” below).

Income Benefit Percentage. We use the income benefit percentage to calculate the maximum annual withdrawal amount. The income benefit percentage is determined by the annuitant’s age at the time of the first withdrawal taken on or after the January 1st immediately following the annuitant’s 59th birthday (or if the joint life option is elected, the 59th birthday of the younger of the annuitant or the annuitant’s spouse). The income benefit percentage is as follows:

Age at time of first withdrawal	Income Benefit Percentage
0-58	0%
59-64	4.0%
65-69	4.5%
70-74	5.0%
75-79	5.5%
80-84	6.0%
85-89	6.5%
90-94	7.0%
≥ 95	7.5%

Please note that once established at the time of the first withdrawal on or after the January 1st immediately following the 59th birthday of the annuitant (or if the joint life option is elected, of the younger of the annuitant or the annuitant’s spouse), the income benefit percentage will not increase even though the annuitant’s age increases.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the Policy Value. After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent total withdrawal base adjustments (described below).

Please note:

•

We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount and rider fees. Your total withdrawal base is not a cash value (or Policy Value), a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of Policy Value.

•

Because the total withdrawal base is generally equal to the Policy Value on the rider date, the maximum annual withdrawal amount may be lower if you delay electing the rider and the Policy Value decreases before you elect the rider.

•	Upon the death of the annuitant (or the annuitant’s spouse if the joint life option is elected), the Architect GLWB terminates and there are no more additional guaranteed withdrawals.

Total Withdrawal Base Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount that are made in a single calendar year will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount that are made in a single calendar year (“excess withdrawals”) will reduce the total withdrawal base (on the date of the withdrawal) by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the Policy Value), possibly to zero. See “Appendix – Architect Guaranteed Lifetime Withdrawal Benefit Total Withdrawal Base Adjustments” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Designated Investment Choices. If you elect the Architect GLWB, you must allocate 100% of your Policy Value to one or more of the following designated investment choices:

Non-Equity:

DFA – VA Global Bond Portfolio

DFA – VA Short-Term Fixed Portfolio

Federated Prime Money Fund II

Federated Fund for US Government Securities II

Transamerica PIMCO Total Return VP – Initial Class

Vanguard Short-Term Investment Grade Portfolio

Vanguard Total Bond Market Index Portfolio

Fixed Account

Equity:

Credit Suisse International Equity Flex I Portfolio

Credit Suisse U.S. Equity Flex I Portfolio

DFA – VA International Small Portfolio

DFA – VA International Value Portfolio

DFA – VA U.S. Large Value Portfolio

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DFA – VA U.S. Targeted Value Portfolio

Federated Clover Value Fund II

Federated High Income Bond Fund II

Fidelity – VIP Contrafund® Portfolio – Initial Class

Fidelity – VIP Mid Cap Portfolio – Initial Class

Fidelity – VIP Value Strategies Portfolio – Initial Class

Transamerica Asset Allocation – Conservative VP – Initial Class

Transamerica Asset Allocation – Growth VP – Initial Class

Transamerica Asset Allocation – Moderate VP – Initial Class

Transamerica Asset Allocation – Moderate Growth VP – Initial Class

Transamerica Templeton Global VP – Initial Class

Transamerica Capital Guardian Value VP – Initial Class

Transamerica Index 50 VP – Initial Class

Transamerica Index 75 VP – Initial Class

Transamerica JPMorgan Enhanced Index VP – Initial Class

Transamerica T. Rowe Price Small Cap VP – Initial Class

Transamerica Efficient Markets VP – Initial Class

Transamerica Value Balanced VP – Initial Class

Transamerica Van Kampen Active International Allocation VP – Initial Class

Vanguard Equity Index Portfolio

Vanguard International Portfolio

Vanguard Mid-Cap Index Portfolio

Vanguard REIT Index Portfolio

Wanger International

Wanger USA

If you elect this rider, you may transfer amounts among the designated investment choices. However, you cannot transfer any amount which would cause you to exceed your maximum equity percentage or to any other subaccount.

Please note: We can eliminate a designated investment choice at any time. If a designated investment choice is eliminated, then a policy owner will be given the option to reallocate the value in the eliminated designated investment choice to other designated investment choices.

Within 30 days after each rider anniversary (i.e., the anniversary of the rider date), you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day you may transfer to a non-designated investment choice.

Maximum Equity Percentage. You select either the 50%, 60%, or 70% maximum equity percentage at the time you elect the Architect GLWB. Your equity percentage is equal to your Policy Value in all designated investment choices in the “equity” category, divided by the total Policy Value. You cannot have more than your maximum equity percentage in “equity” investment choices. A higher maximum equity percentage results in a higher rider fee.

Asset Rebalancing. While the Architect GLWB is in effect, you must participate in asset rebalancing. Each month, and according to your instructions, we will automatically rebalance the amounts of your Policy Value in the designated investment choices to maintain your desired asset allocation. The amount of Policy Value you direct us to allocate to designated investment choices in the “equity” category cannot exceed your maximum equity percentage.

We will notify you when any of the following has occurred:

•	you discontinue monthly asset rebalancing;

•	the asset allocation that you request results in Policy Value in designated investment choices in the “equity” category that exceeds your maximum equity percentage; or

•	you make a transfer that causes your Policy Value in “designated investment choices” in the “equity” category to exceed your maximum equity percentage.

We will give you 30 days to address any failure to continue monthly asset rebalancing or to maintain the maximum equity percentage. Failure to resume monthly asset rebalancing or to come into compliance with your maximum equity percentage will cause the rider to terminate.

Upgrades. As long as you are younger than the maximum rider issue age, you can upgrade the total withdrawal base to the Policy Value during the 30 day period following each rider anniversary, by sending us written notice (in good order). The maximum annual withdrawal amount will be recalculated at the time of the upgrade. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee (which may be higher than your current rider fee). The new rider date will be the date that the Company receives all information that it requires.

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Please Note:

•	Even if the rider fee percentage does not increase, the dollar amount of the rider fee will increase because it will be based on a higher total withdrawal base.

•

If you upgrade while you are receiving systematic payouts of the maximum annual withdrawal amount, then after the upgrade the dollar amount of such systematic payouts may decrease for the reminder of the calendar year, even though the total withdrawal base increases. This is generally because the maximum annual withdrawal amount for the remainder of the calendar year is calculated based on the remaining partial year and the systematic payout is calculated on a yearly basis.

Annuitization. If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments each year that are equal to your maximum annual withdrawal amount.

Architect GLWB – Joint Life Option

If you elect the Architect GLWB, you can also elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. This allows the maximum annual withdrawal amount to be withdrawn until the death of the annuitant or the death of the annuitant’s spouse (only if the annuitant’s spouse continues the policy), whichever is later.

Please note that if you elect this option, then:

•	the annuitant’s spouse must be either (1) a joint owner along with the annuitant or, (2) the sole primary beneficiary and there is no joint owner.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	for purposes of the rider, the annuitant’s spouse cannot be changed.

•	the income benefit percentage is based on the age of the younger of the annuitant and the annuitant’s spouse.

Architect GLWB Fee

A rider fee, which is a percentage of the total withdrawal base on each rider anniversary, is charged annually before annuitization. The rider fee percentage depends on the maximum equity percentage that you select, and on whether you select the joint life option. The rider fee percentages are:

Maximum Equity Percentage	Single Life Option	Joint Life Option
50%	0.30%	0.45%
60%	0.45%	0.65%
70%	0.65%	1.00%

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each designated investment choice in proportion to the amount of Policy Value in each designated investment choice.

Please Note: Because the rider fee is a percentage of you total withdrawal base, the fee can be substantially more than the rider fee percentage multiplied by your Policy Value if the total withdrawal base is higher than your Policy Value.

Architect GLWB Issue Requirements

The Company will not issue the Architect GLWB unless:

•	the annuitant is not yet age 91 (or younger if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is not yet age 91 (or younger if required by state law) and is also either (1) a joint owner along with the annuitant or (2) the sole primary beneficiary (and there is no joint owner).

Termination

The Architect GLWB will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Architect GLWB, provided that the request is made in good order within 30 days after a rider anniversary;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

discontinuing asset rebalancing, changing your asset rebalancing so that your Policy Value in designated investment choices in the “equity” category exceeds your maximum equity percentage, or making a transfer that causes your

42

Policy Value in designated investment choices in the “equity” category to exceed your maximum equity percentage, if any of these occurrences is not corrected within 30 days from the date we mail you a notice of the problem;

•

annuitization (however, if you have reached your maximum annuity commencement date, then you may choose an annuitization option which guarantees lifetime payments in an amount equal to your maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization, and there is a maximum annuity commencement date for your policy.

The Architect GLWB and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Architect GLWB. The application and operation of the Architect GLWB are governed by the terms and conditions of the rider itself.

11.	OTHER INFORMATION

Monumental Life Insurance Company

Monumental Life Insurance Company is an Iowa stock life insurance company incorporated on March 5, 1858. It is engaged in the sale of life and health insurance and annuity policies. Monumental is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Monumental is licensed in all states except New York, the District of Columbia, Guam and Puerto Rico.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company.

Monumental is a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at 240-744-3030.

Financial Condition of the Company

Many financial services companies, including insurance companies, have been facing challenges in this unprecedented economic and market environment, and we are not immune to those challenges. It is important for you to understand the impact these events may have, not only on your Policy Value, but also on our ability to meet the guarantees under your Policy.

Assets in the Separate Account. You assume all of the investment risk for your Policy Value that is allocated to the Subaccounts of the Separate Account. Your Policy Value in those Subaccounts constitutes a portion of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to Guaranteed Period Options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Policy in excess of Policy Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

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Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective Policy Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division – as well as the financial statements of the separate account – are located in the Statement of Additional Information (SAI). For a copy of the SAI, simply call or write us at the phone number or address of our Administrative and Service Office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. Our financial strength ratings can be found on our website.

Separate Account VA CC

The Separate Account was established by Monumental on February 1, 1992, and operates under Iowa law.

The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

Monumental owns the assets of the Separate Account, and the obligations under the Policy are obligations of Monumental. These assets are held separately from the other assets of Monumental and are not chargeable with liabilities incurred in any other business operation of Monumental (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Monumental will always keep assets in the Separate Account with a value at least equal to the total Policy Value under the Policies. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of Monumental. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of Monumental’s general account assets or any other separate account Monumental maintains.

The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying funds. Additional Subaccounts may be established at Monumental’s discretion. The Separate Account meets the definition of a “separate account” under Section 2(a)(37) of the 1940 Act.

Policy Owner

The Policy Owner is the person or persons designated as the Policy Owner in the customer order form to participate in the Policy and who exercises all rights under the Policy. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Annuitant

The person during whose life any annuity payments involving life contingencies will continue.

Payee

The Payee is the Policy Owner, Annuitant, beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, TCI, for the distribution and sale of the Policies.

44

Compensation to Investment Advisers and Broker-Dealers Selling the Policies. The Policies are offered to investors through investment advisers ("advisers") that are registered as investment advisers under state and federal securities laws and may charge an investor an investment advisory fee to manage the investor’s assets. The Policies are also offered to the public through broker-dealers ("selling firms") that are licensed under the federal securities laws; the selling firm and/or its affiliates is/are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Policies. We do not pay commissions to the advisers or the selling firms.

A limited number of representatives of InterSecurities, Inc. (“ISI”), an affiliated broker-dealer firm, “wholesale” the Policies, that is, provide sales support to the advisers and selling firms. To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules of the Financial Industry Regulatory Authority, we and/or ISI or another affiliates may provide promotional incentives in the form of cash or non-cash compensation or reimbursement to some, but not all, advisory and selling firms or organizations in connection with the sale of the Policies. We and/or our affiliates may share the costs of client appreciation events with advisory or selling firms, reimburse such firms for, among other things, the costs of exhibit booths and other items related to sponsoring marketing conferences and events, and/or provide other marketing support. To the extent permitted by FINRA Rules, we and/or our affiliates may provide certain advisors and selling representatives with occasional de minimus gifts, meals, tickets or other non-cash compensation in connection with the sale of the Policies. These special compensation arrangements are not offered to all advisory and selling firms and the terms of such arrangements may differ between firms.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this Policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the Policies.

Special Compensation Paid to Affiliated Firms. Our parent company provides paid-in capital to TCI and pays the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. Certain costs of ISI are underwritten by our affiliates. Wholesaling representatives and their managers at ISI who meet certain productivity standards that include sales of the Policies may receive additional cash bonuses and non-cash compensation from us or our affiliates.

No specific charge is assessed directly to Policy Owners or the separate account to cover incentives or any additional payments described above. We intend to recoup our sales expenses and incentives we pay, however, through fees and charges deducted under the Policy and other corporate revenue.

Right to Cancel Period

You may return your Policy for a refund, but only if you return it within a prescribed period, which is usually 20 to 30 days after you receive the Policy, or whatever longer period may be required by state law. The amount of the refund will generally be Premiums paid, plus or minus accumulated gains or losses in the Separate Account. You bear the risk of any decline in Policy Value during the Right to Cancel Period. However, if state law requires, then we will refund your original Premium Payment(s). We will pay the refund within seven days after we receive, in good order and within the applicable period at our Administrative and Service Office, written notice of cancellation and the returned Policy. The Policy will then be deemed void.

Assignment

We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis.

Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the Policy until we have received then in good order at our Administrative and Services Office. “Good order” means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the

45

transaction: your completed application; the Policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all Policy Owners (exactly as registered on the Policy), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase requests, “good order” also generally includes receipt (by us) of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time.

Reinstatements

Monumental occasionally receives requests to reinstate a Policy whose funds had been transferred to another company via an exchange under Internal Revenue Code Section 1035 or a trustee-to-trustee transfer under the Internal Revenue Code. In certain of these situations, Monumental will allow a reinstatement and require the Policy Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by Monumental). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Policy Owners should consult a qualified tax advisor concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

Voting Rights

The underlying funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, Monumental will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccount. Monumental will vote Fund shares as to which no timely instructions are received and those shares held by Monumental as to which Policy Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Policies participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Please note that it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited before such meeting in accordance with procedures established by the underlying fund.

Legal Proceedings

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Monumental, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Monumental believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account, or on the ability of TCI to perform under its principal underwriting agreement, or on the ability of Monumental to meet its obligations under the policy.

TABLE OF CONTENTS FOR THE ADVISOR’S EDGE® VARIABLE ANNUITY STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms
The Policy—General Provisions
Performance Information
Performance Comparisons
Safekeeping of Account Assets
Certain Federal Income Tax Consequences
Taxation of Monumental
State Regulation of Monumental
Records and Reports
Distribution of the Policies
Administrative Services Contract
Legal Matters
Independent Registered Public Accounting Firm
Other Information
Financial Statements

46

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

0.55%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Index 50 VP – Initial Class Subaccount Inception Date May 1, 2008	2008		1.000000		$0.824965	0.000

Transamerica Index 75 VP – Initial Class Subaccount Inception Date May 1, 2008	2008		1.000000		$0.728318	0.000

Transamerica Asset Allocation – Conservative VP – Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004	$ $ $ $ $	1.299417 1.228196 1.260418 1.078659 1.000	$ $ $ $ $	1.018565 1.299417 1.228196 1.260418 1.078659	497,039.713 767,543.052 212,157.370 129,069.005 4,104.603

Transamerica Asset Allocation – Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004	$ $ $ $ $	1.538963 1.436100 1.248926 1.118828 1.000	$ $ $ $ $	0.923906 1.538963 1.436100 1.248926 1.118828	241,603.117 771,284.336 700,412.105 119,059.197 114,238.364

Transamerica Asset Allocation – Moderate VP – Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004	$ $ $ $ $	1.388981 1.293739 1.166896 1.092010 1.000	$ $ $ $ $	1.022695 1.388981 1.293739 1.166896 1.092010	415,813.350 313,286.324 133,521.853 66,486.533 0.000

Transamerica Asset Allocation Moderate Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004	$ $ $ $ $	1.476567 1.377156 1.216429 1.112818 1.000	$ $ $ $ $	0.987354 1.476567 1.377156 1.216429 1.112818	116,872.221 464,639.928 903,987.927 581,103.580 0.000

Transamerica Capital Guardian Global VP – Initial Class Subaccount Inception Date May 1, 2004	2008 2007 2006 2005 2004	$ $ $ $ $	1.443946 1.365802 1.201278 1.096300 1.000	$ $ $ $ $	0.848610 1.443946 1.365802 1.201278 1.096300	349,136.724 279,736.291 67,247.831 192,187.553 146,491.514

Transamerica Capital Guardian Value VP – Initial Class Subaccount Inception Date May 1, 2004	2008 2007 2006 2005 2004	$ $ $ $ $	1.320227 1.416542 1.222622 1.141348 1.000	$ $ $ $ $	0.794135 1.320227 1.416542 1.222622 1.141348	19,745.400 381,026.393 286,064.508 346,866.951 284832.704

Transamerica Clarion Global Real Estate Securities VP – Initial Class Subaccount Inception Date May 3, 1999	2008 2007 2006 2005 2004	$ $ $ $ $	2.018884 2.175950 1.537803 1.362646 1.000	$ $ $ $ $	1.156909 2.018884 2.175950 1.537803 1.362646	68,246.274 513,184.297 252,119.533 154,572.954 161,625.168

Transamerica JPMorgan Enhanced Index VP – Initial Class Subaccount Inception Date October 13, 1997	2008 2007 2006 2005 2004	$ $ $ $ $	1.346440 1.295117 1.129319 1.097549 1.000	$ $ $ $ $	0.838923 1.346440 1.295117 1.129319 1.097549	81,602.072 331,287.149 93,601.166 69,603.889 40,111.820

Transamerica Legg Mason Partners All Cap VP – Initial Class Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004	$ $ $ $ $	1.314449 1.308160 1.109463 1.071846 1.000	$ $ $ $ $	0.831861 1.314449 1.308160 1.109463 1.071846	128,555.407 0.000 0.000 0.000 0.000

Transamerica MFS International Equity VP – Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004	$ $ $ $ $	1.674640 1.542705 1.260418 1.122870 1.000	$ $ $ $ $	1.077700 1.674640 1.542705 1.260418 1.122870	334,561.355 379,399.884 258,477.899 129,069.005 36,078.514

47

0.55%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica PIMCO Total Return VP – Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004	$ $ $ $ $	1.188790 1.097177 1.058625 1.040208 1.000	$ $ $ $ $	1.149262 1.188790 1.097177 1.058625 1.040208	3,058,830.415 5,077,216.956 3,164,946.110 1,721,066.694 561,646.080

Transamerica T. Rowe Price Small Cap VP – Initial Class Subaccount Inception Date May 1, 2006	2008 2007 2006	$ $ $	1.040547 0.954575 1.000	$ $ $	0.659690 1.040547 0.954575	16,458.355 262,101.974 44,719.318

Transamerica Efficient Markets VP – Initial Class Subaccount Inception Date November 10, 2008	2008		1.000000		$1.038204	0.000

Transamerica Small Mid-Cap Value – Initial Class Subaccount Inception Date October 13, 1997	2008		1.000000		$.590776	8,728.816

Transamerica Templeton Global VP – Initial Class(1) Subaccount Inception Date July 1, 2002	2008 2007 2006 2005 2004	$ $ $ $ $	1.579485 1.378121 1.166496 1.091382 1.000	$ $ $ $ $	0.884795 1.579485 1.378121 1.166496 1.091382	2,178.230 58,543.932 58,948.384 33,111.745 0.000

Transamerica Equity VP – Initial Class Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004	$ $ $ $ $	1.620935 1.401632 1.296355 1.118505 1.000	$ $ $ $ $	0.870411 1.620935 1.401632 1.296355 1.118505	50,861.577 1,201,079.421 1,342,656.752 729,190.869 210,858.102

Transamerica Growth Opportunities VP – Initial Class Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004	$ $ $ $ $	1.586218 1.295836 1.239692 1.072453 1.000	$ $ $ $ $	0.932221 1.586218 1.295836 1.239692 1.072453	39,404.666 68,324.891 40,884.179 16,959.235 4,043.313

Transamerica Science and Technology VP – Initial Class Subaccount Inception Date July 1, 2002	2008 2007 2006 2005 2004	$ $ $ $ $	1.453071 1.100615 1.095638 1.079402 1.000	$ $ $ $ $	0.742876 1.453071 1.100615 1.095638 1.079402	0.000 0.000 0.000 0.000 0.000

Transamerica Value Balanced VP – Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004	$ $ $ $ $	1.406358 1.325130 1.155920 1.090382 1.000	$ $ $ $ $	0.971516 1.406358 1.325130 1.155920 1.090382	0.000 163,383.861 80,931.038 64,044.912 0.000

Transamerica Van Kampen Active International Allocation VP – Initial Class Subaccount Inception Date October 13, 1997	2008 2007 2006 2005 2004	$ $ $ $ $	1.834932 1.596045 1.299360 1.148143 1.000	$ $ $ $ $	1.116224 1.834932 1.596045 1.299360 1.148143	22,483.511 702,492.581 448,649.730 127,803.009 8,830.040

Transamerica Van Kampen Mid-Cap Growth VP – Initial Class Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004	$ $ $ $ $	1.535703 1.260225 1.152927 1.077895 1.000	$ $ $ $ $	0.820308 1.535703 1.260225 1.152927 1.077895	2,085.814 149,848.957 18,455.707 25,335.923 2,180.440

AllianceBernstein Global Thematic Growth Portfolio – Class B(2)	2008		$1.464765		$0.765291	27,210.755
Subaccount Inception Date June 18, 2001	2007 2006 2005 2004	$ $ $ $	1.228466 1.139690 1.105608 1.000	$ $ $ $	1.464765 1.228466 1.139690 1.105608	0.000 0.000 0.000 0.000

AllianceBernstein Growth Portfolio – Class B Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004	$ $ $ $ $	1.324518 1.182149 1.203577 1.084054 1.000	$ $ $ $ $	0.756153 1.324518 1.182149 1.203577 1.084054	0.000 2,644.553 2,648.935 2,517.732 0.000

AllianceBernstein Large Cap Growth Portfolio – Class B	2008		$1.392334		$0.833296	4,098.059
Subaccount Inception Date June 18, 2001	2007 2006 2005 2004	$ $ $ $	1.232274 1.247020 1.091803 1.000	$ $ $ $	1.392334 1.232274 1.247020 1.091803	0.000 0.000 0.000 65,072.971

48

0.55%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Columbia Small Company Growth Fund, Variable Series – Class A Subaccount Inception Date March 31, 1997	2008 2007 2006 2005 2004	$ $ $ $ $	1.386478 1.228771 1.099205 1.076070 1.000000	$ $ $ $ $	0.815936 1.386478 1.228771 1.099205 1.076070	2,207.335 1,182,081.281 681,678.979 193,994.486 7,878.795

Credit Suisse – International Focus Portfolio(3) Subaccount Inception Date March 31, 1997	2008 2007 2006 2005 2004	$ $ $ $ $	1.831302 1.579328 1.338342 1.145856 1.000	$ $ $ $ $	1.073911 1.831302 1.579328 1.338342 1.145856	1,508,177.530 662,359.317 289,273.723 83,259.549 0.000

Credit Suisse – Small Cap Core I Portfolio(4) Subaccount Inception Date March 31, 1997	2008 2007 2006 2005 2004	$ $ $ $ $	1.062526 1.077381 1.033993 1.068290 1.000	$ $ $ $ $	0.691093 1.062526 1.077381 1.033993 1.068290	0.000 1,136,968.311 734,179.746 166,867.105 8,224.089

DFA – VA Global Bond Portfolio Subaccount Inception Date January 18,1995	2008 2007 2006 2005 2004	$ $ $ $ $	1.123164 1.071359 1.038489 1.026981 1.000	$ $ $ $ $	1.166786 1.123164 1.071359 1.038489 1.026981	66,430.871 24,702,782.312 17,043,022.035 10,115,002.707 1,609,345.206

DFA – VA International Small Portfolio Subaccount Inception Date October 6, 1995	2008 2007 2006 2005 2004	$ $ $ $ $	1.888752 1.781597 1.435123 1.184747 1.000	$ $ $ $ $	1.072963 1.888752 1.781597 1.435123 1.184747	326.030 9,642,915.761 7,277,921.656 3,701,880.900 1,079,399.615

DFA – VA International Value Portfolio Subaccount Inception Date October 3, 1995	2008 2007 2006 2005 2004	$ $ $ $ $	2.054780 1.865555 1.394929 1.204565 1.000	$ $ $ $ $	1.107430 2.054780 1.865555 1.394929 1.204565	66,732.483 13,536,723.446 10,118,581.452 4,527,535.821 1,098,010.563

DFA – VA U.S. Large Value Portfolio Subaccount Inception Date January 18,1995	2008 2007 2006 2005 2004	$ $ $ $ $	1.432980 1.484593 1.245911 1.142164 1.000	$ $ $ $ $	0.856492 1.432980 1.484593 1.245911 1.142164	53,534.264 23,325,121.638 17,079,139.960 7,959,434.213 1,623,268.250

DFA – VA Short-Term Fixed Portfolio Subaccount Inception Date October 9, 1995	2008 2007 2006 2005 2004	$ $ $ $ $	1.106381 1.059756 1.018433 1.002169 1.000	$ $ $ $ $	1.143824 1.106381 1.059756 1.018433 1.002169	63,271.014 18,693,052.664 11,502,798.007 4,844,887.820 1,690,345.121

DFA – VA U.S. Targeted Value Portfolio Subaccount Inception Date October 6, 1995	2008 2007 2006 2005 2004	$ $ $ $ $	1.281459 1.497585 1.244835 1.181284 1.000	$ $ $ $ $	0.803667 1.281459 1.497585 1.244835 1.181284	100,174.838 17,571,178.740 11,778,721.252 6,557,739.077 1,481,443.695

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004	$ $ $ $ $	1.254242 1.173250 1.082694 1.053324 1.000	$ $ $ $ $	0.815983 1.254242 1.173250 1.082694 1.053324	45,079.740 137,910.231 137,922.169 137,941.974 0.000

Dreyfus – VIF Appreciation – Service Class Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004	$ $ $ $ $	1.303950 1.227080 1.061729 1.025329 1.000	$ $ $ $ $	0.911363 1.303950 1.227080 1.061729 1.025329	1,453.729 24,194.822 35,276.271 8,736.937 2,157.417

Federated Clover Value Fund II(5) Subaccount Inception Date March 10, 1995	2008 2007 2006 2005 2004	$ $ $ $ $	1.191647 1.326432 1.141798 1.093156 1.000	$ $ $ $ $	0.784625 1.191647 1.326432 1.141798 1.093156	1,413,099.369 619,586.234 348,736.811 316,898.210 221,091.824

49

0.55%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Federated Capital Income Fund II Subaccount Inception Date July 20, 1995	2008 2007 2006 2005 2004	$ $ $ $ $	1.382658 1.336351 1.161939 1.099232 1.000	$ $ $ $ $	1.094841 1.382658 1.336351 1.161939 1.099232	11,722.243 113,609.061 243,287.978 23,809.132 15,878.293

Federated Fund for U.S. Government Securities II Subaccount Inception Date June 28, 1995	2008 2007 2006 2005 2004	$ $ $ $ $	1.147364 1.085483 1.048066 1.032882 1.000	$ $ $ $ $	1.189884 1.147364 1.085483 1.048066 1.032882	1,249.232 869,805.893 729,479.406 505,328.404 9,986.555

Federated High Income Bond Fund II Subaccount Inception Date September 18, 1995	2008 2007 2006 2005 2004	$ $ $ $ $	1.249061 1.214340 1.101934 1.079295 1.000	$ $ $ $ $	0.919313 1.249061 1.214340 1.101934 1.079295	106,379.214 1,705,968.465 1,201,066.626 1,108,773.511 236,889.337

Federated Prime Money Fund II Subaccount Inception Date December 7, 1994	2008 2007 2006 2005 2004	$ $ $ $ $	1.109538 1.065016 1.024237 1.002774 1.000	$ $ $ $ $	1.131506 1.109538 1.065016 1.024237 1.002774	20,243.891 6,289,166.390 3,442,728.615 1,587,529.153 597,816.500

Fidelity – VIP Contrafund® Portfolio – Initial Class Subaccount Inception Date May 1, 2006	2008 2007 2006	$ $ $	1.212285 1.036620 1.000	$ $ $	0.693067 1.212285 1.036620	823,090.025 4,029,763.806 341,351.166

Fidelity – VIP Mid Cap Portfolio – Initial Class Subaccount Inception Date May 1, 2004	2008 2007 2006 2005 2004	$ $ $ $ $	1.855218 1.613357 1.439409 1.223374 1.000	$ $ $ $ $	1.117303 1.855218 1.613357 1.439409 1.223374	36,699.708 366,047.285 187,297.812 65,050.705 46,012.045

Fidelity – VIP Value Strategies Portfolio – Initial Class Subaccount Inception Date May 1, 2004	2008 2007 2006 2005 2004	$ $ $ $ $	1.398968 1.330520 1.149967 1.126292 1.000	$ $ $ $ $	0.679483 1.398968 1.330520 1.149967 1.126292	25,141.673 383,091.488 41,272.189 1,921.173 0.000

Gartmore NVIT Developing Markets Fund Subaccount Inception Date February 5, 1996	2008 2007 2006 2005 2004	$ $ $ $ $	2.946926 2.064819 1.542746 1.179473 1.000	$ $ $ $ $	1.235024 2.946926 2.064819 1.542746 1.179473	452,515.425 1,550,113.773 1,331,971.165 490,060.775 277,782.740

Seligman Capital – Class 2 Shares Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004	$ $ $ $ $	1.419286 1.227652 1.166665 1.045499 1.000	$ $ $ $ $	0.732726 1.419286 1.227652 1.166665 1.045499	0.000 9,658.313 17,730.434 0.000 0.000

Seligman Communications and Information – Class 2 Shares Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004	$ $ $ $ $	1.629572 1.423446 1.173049 1.096953 1.000	$ $ $ $ $	1.031066 1.629572 1.423446 1.173049 1.096953	0.000 26,187.693 26,189.754 24,170.557 10,805.935

Seligman Global Technology – Class 2 Shares Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004	$ $ $ $ $	1.530125 1.334567 1.029715 1.062001 1.000	$ $ $ $ $	0.907188 1.530125 1.334567 1.140132 1.062001	252,398.443 20,163.653 22,421.699 18,917.450 4,854.719

Vanguard – Equity Index Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004	$ $ $ $ $	1.373795 1.310847 1.139110 1.092958 1.000	$ $ $ $ $	0.861621 1.373795 1.310847 1.139110 1.092958	72,300.316 14,535,424.379 7,478,645.559 3,858,975.816 1,052,682.307

Vanguard – Mid-Cap Index Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004	$ $ $ $ $	1.601737 1.517423 1.341289 1.183281 1.000	$ $ $ $ $	0.926841 1.601737 1.517423 1.341289 1.183281	0.000 2,836,507.862 1,429,823.986 1,013,469.352 380,084.611

50

0.55%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Vanguard – REIT Index Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004	$ $ $ $ $	1.660857 2.002473 1.492233 1.341632 1.000	$ $ $ $ $	1.036509 1.660857 2.002473 1.492233 1.341632	0.000 2,999,281.905 1,654,504.201 1,010,789.382 578,009.324

Vanguard – International Subaccount Inception Date May 1, 2007	2008 2007	$ $	1.081634 1.000000	$ $	0.592522 1.081634	0.000 842,884.524

Vanguard – Short-Term Investment-Grade Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004	$ $ $ $ $	1.132937 1.074433 1.029715 1.012584 1.000	$ $ $ $ $	1.087801 1.132937 1.074433 1.029715 1.012584	2,165,078.126 8,905,675.191 5,888,569.171 2,464,231.921 363,467.388

Vanguard – Total Bond Market Index Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004	$ $ $ $ $	1.167765 1.097566 1.058026 1.038902 1.000	$ $ $ $ $	1.222091 1.167765 1.097566 1.058026 1.038902	2,311,321.601 10,869,457.595 5,572,693.009 1,813,910.816 969,309.680

Wanger International Subaccount Inception Date September 18, 1995	2008 2007 2006 2005 2004	$ $ $ $ $	2.324809 2.009822 1.473344 1.219009 1.000	$ $ $ $ $	1.257719 2.324809 2.009822 1.473344 1.219009	813,319.345 597,433.784 797,593.401 631,226.179 17,144.274

Wanger USA Subaccount Inception Date September 20, 1995	2008 2007 2006 2005 2004	$ $ $ $ $	1.442963 1.376751 1.283262 1.159786 1.000	$ $ $ $ $	0.865542 1.442963 1.376751 1.283262 1.159786	510,860.794 1,635,285.301 1,315,856.373 822,085.042 328,296.201

WFAVT Small/Mid Cap Value Fund Subaccount Inception Date October 13, 1997	2008 2007 2006 2005 2004	$ $ $ $ $	1.563184 1.582839 1.375293 1.186971 1.000	$ $ $ $ $	0.862034 1.563184 1.582839 1.375293 1.186971	1,704,331.067 127,056.318 82,764.543 23,674.028 1,183.966

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Index 50 VP – Initial Class Subaccount Inception Date May 1, 2008	2008		$1.000000		$0.824685	0.000

Transamerica Index 75 VP – Initial Class Subaccount Inception Date May 1, 2008	2008		$1.000000		$0.728073	0.000

Transamerica Asset Allocation – Conservative VP – Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.445371 1.366831 1.263237 1.201594 1.101791 0.902 1.000	$ $ $ $ $ $ $	1.132412 1.445371 1.366831 1.263237 1.201594 1.101791 0.902	6,148.904 914,905.571 405,961.734 652,110.708 313,270.422 237,702.677 20,998

Transamerica Asset Allocation – Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.641113 1.532194 1.333147 1.194875 1.052733 0.810 1.000	$ $ $ $ $ $ $	0.984741 1.641113 1.532194 1.333147 1.194875 1.052733 0.810	21,069.127 894,494.656 931,646.130 576,930.522 489,072.766 411,028.790 66,502

51

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Asset Allocation – Moderate VP – Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.524062 1.420274 1.281661 1.200004 1.083738 0.873 1.000	$ $ $ $ $ $ $	1.121593 1.524062 1.420274 1.281661 1.200004 1.083738 0.873	5,142.134 1,039,087.630 601,669.477 311,017.523 274,797.304 111,467.237 20,619

Transamerica Asset Allocation Moderate Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.596080 1.489372 1.316193 1.204683 1.067366 0.844 1.000	$ $ $ $ $ $ $	1.066739 1.596080 1.489372 1.316193 1.204683 1.067366 0.844	0.000 326,798.342 251,018.364 341,836.416 262,148.789 183,807.344 43,966

Transamerica Capital Guardian Global VP – Initial Class(1) Subaccount Inception Date May 1, 2004	2008 2007 2006 2005 2004	$ $ $ $ $	1.441323 1.364002 1.200294 1.095938 1.000	$ $ $ $ $	0.846652 1.441323 1.364002 1.200294 1.095938	60,133.275 233,146.729 259,399.816 163,572.526 52,010.872

Transamerica Capital Guardian Value VP – Initial Class Subaccount Inception Date May 1, 2004	2008 2007 2006 2005 2004	$ $ $ $ $	1.317857 1.414701 1.221635 1.140977 1.000	$ $ $ $ $	0.792310 1.317857 1.414701 1.221635 1.140977	1,371.268 576,582.183 684,753.788 436,805.608 236,562.925

Transamerica Clarion Global Real Estate Securities VP – Initial Class Subaccount Inception Date May 3, 1999	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	2.811696 3.031960 2.143834 1.900589 1.439114 1.067 1.036 1.000	$ $ $ $ $ $ $ $	1.610424 2.811696 3.031960 2.143834 1.900589 1.439114 1.067 1.036	0.000 736,226.791 640,917.766 675,836.713 727,653.238 733,552.025 722,298 187,187

Transamerica JPMorgan Enhanced Index VP – Initial Class Subaccount Inception Date October 13, 1997	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.226094 1.179951 1.029409 1.000939 0.907020 0.708 0.944 1.000	$ $ $ $ $ $ $ $	0.763562 1.226094 1.179951 1.029409 1.000939 0.907020 0.708 0.944	93,845.502 1,648,547.171 1,749,593.371 1,748,694.477 1,470,499.107 1,289,513.133 826,647 427,925

Transamerica Legg Mason Partners All Cap VP – Initial Class Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.301988 1.296407 1.100038 1.063273 0.980088 0.730 0.975 1.000	$ $ $ $ $ $ $ $	0.823563 1.301988 1.296407 1.100038 1.063273 0.980088 0.730 0.975	0.000 78,708.808 120,426.511 190,998.034 198,657.186 172,997.132 78,818 56,035

Transamerica MFS International Equity VP – Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.676726 1.545403 1.263237 1.125943 0.990624 0.795 1.000	$ $ $ $ $ $ $	1.078505 1.676726 1.545403 1.263237 1.125943 0.990624 0.795	51,238.251 657,198.793 643,958.090 652,110.708 488,193.938 323,170.471 121,922

52

		0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica PIMCO Total Return VP – Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.307403 1.207246 1.165404 1.145696 1.103003 1.058 1.000	$ $ $ $ $ $ $	1.263297 1.307403 1.207246 1.165404 1.145696 1.103003 1.058	1,175,105.680 12,842,233.501 10,243,118.891 5,511,284.618 3,858,224.303 2,808,699.748 1,477,661

Transamerica T. Rowe Price Small Cap VP – Initial Class Subaccount Inception Date May 1, 2006	2008 2007 2006	$ $ $	1.039682 0.954257 1.000	$ $ $	0.658809 1.039682 0.954257	0.000 56,242.969 23,017.472

Transamerica Efficient Markets VP – Initial Class Subaccount Inception Date November 10, 2008	2008		$1.000000		$1.038132	0.000

Transamerica Templeton Global VP – Initial Class(1) Subaccount Inception Date May 3, 1999	2008 2007 2006 2005 2004	$ $ $ $ $	1.862100 1.625512 1.376581 1.288575 1.184293	$ $ $ $ $	1.042587 1.862100 1.625512 1.376581 1.288575	1,670.820 37,862.758 75,648.834 107,540.051 104,434.102
	2003		$0.940		$1.184293	38,370.186
	2002		$1.000		$0.940	100

Transamerica Equity VP – Initial Class Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004 2003	$ $ $ $ $ $	1.610425 1.393250 1.289246 1.112931 0.966804 0.741	$ $ $ $ $ $	0.864338 1.610425 1.393250 1.289246 1.112931 0.966804	6,814.936 2,893,330.671 3,565,858.198 2,216,477.993 1,691,423.840 1,064,371.534
	2002		$0.959		$0.741	200,435
	2001		$1.000		$0.959	54,216

Transamerica Growth Opportunities VP – Initial Class Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004 2003	$ $ $ $ $ $	2.174065 1.776955 1.700812 1.472085 1.269802 0.974	$ $ $ $ $ $	1.277066 2.174065 1.776955 1.700812 1.472085 1.269802	6,576.203 351,117.520 436,853.221 450,809.454 343,598.168 165,504.716
	2002 2001	$ $	1.143 1.000	$ $	0.974 1.143	184,834 1,000

Transamerica Science and Technology VP – Initial Class Subaccount Inception Date July 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	2.000325 1.515872 1.509765 1.488122 1.385401 0.923 1.000	$ $ $ $ $ $ $	1.022136 2.000325 1.515872 1.509765 1.488122 1.385401 0.923	0.000 760.894 759.445 21,067.345 20,901.016 16,459.453 100

Transamerica Small/Mid Cap Value VP – Initial Class Subaccount Inception Date October 13, 1997	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	2.230889 1.799226 1.533199 1.358181 1.174384 0.619 1.029 1.000	$ $ $ $ $ $ $ $	1.311318 2.230889 1.799226 1.533199 1.358181 1.174384 0.619 1.029	0.000 96,532.594 127,852.940 145,973.421 168,398.455 227,529.638 290,558 233,982

Transamerica Value Balanced VP – Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.498442 1.412602 1.232834 1.163516 1.064466 0.891 1.000	$ $ $ $ $ $ $	1.034612 1.498442 1.412602 1.232834 1.163516 1.064466 0.891	0.000 606,829.688 493,659.240 566,947.057 533,575.216 140,134.754 45,816

53

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Van Kampen Active International Allocation VP – Initial Class Subaccount Inception Date October 13, 1997	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.849693 1.609681 1.311116 1.159115 1.004892 0.761 0.922 1.000	$ $ $ $ $ $ $ $	1.124643 1.849693 1.609681 1.311116 1.159115 1.004892 0.761 0.922	1,961.153 725,415.968 760,106.648 745,724.485 790,973.401 697,640.710 837,581 395,120

Transamerica Van Kampen Mid-Cap Growth VP – Initial Class Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.121797 0.921024 0.843017 0.788542 0.740403 0.581 0.873 1.000	$ $ $ $ $ $ $ $	0.598918 1.121797 0.921024 0.843017 0.788542 0.740403 0.581 0.873	3,609.540 207,691.644 131,113.958 155,540.780 351,969.314 335,094.522 167,372 28,739

AllianceBernstein Global Thematic Growth Portfolio – Class B(2) Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.049489 0.880626 0.817392 0.793346 0.759480 0.531 0.919 1.000	$ $ $ $ $ $ $ $	0.548051 1.049489 0.880626 0.817392 0.793346 0.759480 0.531 0.919	0.000 0.000 0.000 31,675.168 80,852.102 164,566.234 32,675 1,000

AllianceBernstein Growth Portfolio – Class B Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004 2003	$ $ $ $ $ $	1.217380 1.087065 1.107301 0.997825 0.876476 0.655	$ $ $ $ $ $	0.694637 1.217380 1.087065 1.107301 0.997825 0.876476	0.000 153,193.721 249,662.030 324,065.707 377,872.418 292,951.615
	2002 2001	$ $	0.918 1.000	$ $	0.655 0.918	95,318 20,943

AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.083110 0.959075 0.971038 0.850602 0.789806 0.644 0.937 1.000	$ $ $ $ $ $ $ $	0.647909 1.083110 0.959075 0.971038 0.850602 0.789806 0.644 0.937	112,162.092 68,095.521 68,692.814 158,414.895 18,256.315 57,870.598 118,509 41,541

Columbia Small Company Growth Fund, Variable Series – Class A Subaccount Inception Date March 31, 1997	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.483337 1.315267 1.177162 1.152953 1.040451 0.726000 0.965000 1.000000	$ $ $ $ $ $ $ $	0.872507 1.483337 1.315267 1.177162 1.152953 1.040451 0.726000 0.965000	32,725.629 1,135,288.563 950,455.376 1,011,972.692 853,497.860 645,130.767 481,351.000 19,321.000

Credit Suisse – International Focus Portfolio(3) Subaccount Inception Date March 31, 1997	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.792755 1.546850 1.311478 1.123422 0.759480 0.745 0.937 1.000	$ $ $ $ $ $ $ $	1.050775 1.792755 1.546850 1.311478 1.123422 0.759480 0.745 0.937	703,587.572 837,623.269 871,620.309 859,178.572 624,363.427 439,891.647 300,531 4,922

54

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Credit Suisse – Small Cap Core I Portfolio(4) Subaccount Inception Date March 31, 1997	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.104381 1.120380 1.075796 1.112038 1.009053 0.683 1.037 1.000	$ $ $ $ $ $ $ $	0.717964 1.104381 1.120380 1.075796 1.112038 1.009053 0.683 1.037	0.000 858,616.047 779,223.823 751,126.357 701,797.630 675,552.056 493,136 150,851

DFA – VA Global Bond Portfolio Subaccount Inception Date January 18,1995	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.282597 1.224054 1.187062 1.174465 1.149659 1.125 1.029 1.000	$ $ $ $ $ $ $ $	1.331750 1.282597 1.224054 1.187062 1.174465 1.149659 1.125 1.029	43,100.632 26,949,369.011 23,559,803.482 21,066,500.669 15,922,163.147 9,384,152.959 5,193,758 1,312,326

DFA – VA International Small Portfolio Subaccount Inception Date October 6, 1995	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	2.873746 2.712059 2.185709 1.805267 1.408442 0.899 0.875 1.000	$ $ $ $ $ $ $ $	1.631700 2.873746 2.712059 2.185709 1.805267 1.408442 0.899 0.875	0.000 8,619,751.111 8,935,169.349 9,183,697.611 8,468,912.058 5,030,462.442 3,423,422 823,686

DFA – VA International Value Portfolio Subaccount Inception Date October 3, 1995	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	2.635388 2.393895 1.790869 1.547241 1.228331 0.823 0.906 1.000	$ $ $ $ $ $ $ $	1.419639 2.635388 2.393895 1.790869 1.547241 1.228331 0.823 0.906	0.000 14,508,225.962 14,730,747.916 15,011,306.402 13,113,305.351 9,099,983.262 6,090,296 1,319,039

DFA – VA U.S. Large Value Portfolio Subaccount Inception Date January 18,1995	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.455961 1.509153 1.267152 1.162208 0.995999 0.745 0.941 1.000	$ $ $ $ $ $ $ $	0.869790 1.455961 1.509153 1.267152 1.162208 0.995999 0.745 0.941	63,963.875 31,982,901.137 30,769,461.239 28,072,051.518 23,621,839.297 15,889,251.813 9,760,461 2,209,620

DFA – VA Short-Term Fixed Portfolio Subaccount Inception Date October 9, 1995	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.177000 1.128000 1.084541 1.067822 1.065931 1.058 1.026 1.000	$ $ $ $ $ $ $ $	1.216255 1.177000 1.128000 1.084541 1.067822 1.065931 1.058 1.026	26,350.973 24,263,588.606 20,761,155.376 19,389,443.774 15,560,121.201 10,159,183.732 5,860,311 1,689,342

VA U.S. Targeted Value Portfolio Subaccount Inception Date October 6, 1995	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	2.033141 2.377255 1.977030 1.877030 1.533537 0.928 1.046 1.000	$ $ $ $ $ $ $ $	1.274451 2.033141 2.377255 1.977030 1.877030 1.533537 0.928 1.046	0.000 16,266,491.543 15,741,507.942 15,558,939.518 12,784,226.454 9,157,566.110 7,112,893 1,283,377

55

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004 2003	$ $ $ $ $ $	1.001055 0.936879 0.865002 0.841950 0.799523 0.640	$ $ $ $ $ $	0.650943 1.001055 0.936879 0.865002 0.841950 0.799523	15,116.756 276,189.135 327,848.713 350,911.590 382,814.029 169,891.975
	2002 2001	$ $	0.908 1.000	$ $	0.640 0.908	22,113 1,000

Dreyfus – VIF Appreciation – Service Class Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.258881 1.185254 1.026056 0.991372 0.951686 0.792 0.959 1.000	$ $ $ $ $ $ $ $	0.879428 1.258881 1.185254 1.026056 0.991372 0.951686 0.792 0.959	311.654 169,206.815 252,375.891 322,903.049 434,587.218 666,054.068 379,826 98,828

Federated Clover Value Fund II (5) Subaccount Inception Date March 10, 1995	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.141490 1.271239 1.094828 1.048705 0.961029 0.757 0.955 1.000	$ $ $ $ $ $ $ $	0.751229 1.141490 1.271239 1.094828 1.048705 0.961029 0.757 0.955	7,752.506 1,184,510.082 1,370,498.954 1,469,363.305 1,538,677.907 1,588,538.018 1,516,138 726,101

Federated Capital Income Fund II Subaccount Inception Date July 20, 1995	2008 2007 2006 2005 2004 2003	$ $ $ $ $ $	1.134336 1.096899 0.954206 0.903168 0.826580 0.689	$ $ $ $ $ $	0.897758 1.134336 1.096899 0.954206 0.903168 0.826580	35,324.182 65,111.248 92,807.342 85,042.887 29,405.922 88,578.104
	2002 2001	$ $	0.912 1.000	$ $	0.689 0.912	64,907 80,523

Federated Fund for U.S. Government Securities II Subaccount Inception Date June 28, 1995	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.301550 1.231956 1.190079 1.173397 1.139328 1.120 1.033 1.000	$ $ $ $ $ $ $ $	1.349125 1.301550 1.231956 1.190079 1.173397 1.139328 1.120 1.033	0.000 2,514,989.417 2,399,960.916 2,423,994.740 1,851,148.927 1,734,568.805 1,896,903 732,600

Federated High Income Bond Fund II Subaccount Inception Date September 18, 1995	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.540537 1.498456 1.360432 1.333153 1.214176 0.999 0.992 1.000	$ $ $ $ $ $ $ $	1.133277 1.540537 1.498456 1.360432 1.333153 1.214176 0.999 0.992	186,064.025 2,697,939.881 2,597,521.938 2,735,412.842 3,690,140.363 3,794,609.112 1,585,753 279,514

Federated Prime Money Fund II Subaccount Inception Date December 7, 1994	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.129819 1.085019 1.044001 1.022638 1.020480 1.020 1.012 1.000	$ $ $ $ $ $ $ $	1.151614 1.129819 1.085019 1.044001 1.022638 1.020480 1.020 1.012	47,387.915 6,848,408.764 4,945,100.695 4,639,408.822 3,867,753.698 3,892,259.552 8,205,653 4,627,192

Fidelity – VIP Contrafund® Portfolio – Initial Class Subaccount Inception Date May 1, 2006	2008 2007 2006	$ $ $	1.211275 1.036286 1.000	$ $ $	0.692148 1.211275 1.036286	341,094.591 2,580,137.249 665,319.393

56

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Fidelity – VIP Mid Cap Portfolio – Initial Class Subaccount Inception Date May 1, 2004	2008 2007 2006 2005 2004	$ $ $ $ $	1.851845 1.611228 1.438221 1.222968 1.000	$ $ $ $ $	1.114712 1.851845 1.611228 1.438221 1.222968	0.000 669130.213 747,022.702 501,964.739 89,625.850

Fidelity – VIP Value Strategies Portfolio – Initial Class Subaccount Inception Date May 1, 2004	2008 2007 2006 2005 2004	$ $ $ $ $	1.396422 1.328766 1.149027 1.125929 1.000	$ $ $ $ $	0.677907 1.396422 1.328766 1.149027 1.125929	0.000 184,672.851 199,915.126 164,806.654 110,156.286

Gartmore NVIT Developing Markets Fund Subaccount Inception Date February 5, 1996	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	4.111621 2.882324 2.154623 1.648088 1.384188 0.872 0.971 1.000	$ $ $ $ $ $ $ $	1.722282 4.111621 2.882324 2.154623 1.648088 1.384188 0.872 0.971	1,939.294 1,063,783.168 1,336,122.310 1,066,742.833 783,476.002 534,117.748 421,990 49,029

Seligman Capital – Class 2 Shares Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.254527 1.085675 1.032250 0.925493 0.859676 0.637 0.959 1.000	$ $ $ $ $ $ $ $	0.647333 1.254527 1.085675 1.032250 0.925493 0.859676 0.637 0.959	0.000 42,640.852 42,887.590 79,132.589 71,488.351 51,422.118 43,840 19,800

Seligman Communications and Information – Class 2 Shares Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.470529 1.285166 1.059610 0.991361 0.899621 0.628 0.991 1.000	$ $ $ $ $ $ $ $	0.929976 1.470529 1.285166 1.059610 0.991361 0.899621 0.628 0.991	0.000 36,365.724 39,638.944 50,303.562 85,712.103 69,644.954 24,926 26,548

Seligman Global Technology – Class 2 Shares Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004 2003	$ $ $ $ $ $	1.237175 1.079598 0.922763 0.859954 0.833190 0.616	$ $ $ $ $ $	0.733137 1.237175 1.079598 0.922763 0.859954 0.833190	0.000 18,726.283 44,931.786 51,527.536 82,141.928 55,582.035
	2002 2001	$ $	0.909 1.000	$ $	0.616 0.909	20,939 12,997

Vanguard – Equity Index Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.441734 1.376361 1.196627 1.148713 1.042940 0.817 1.000	$ $ $ $ $ $ $	0.903781 1.441734 1.376361 1.196627 1.148713 1.042940 0.817	0.000 18,542,352.157 15,564,397.558 13,879,232.891 13,328,664.848 8,121,760.396 3,734,097

Vanguard – Mid-Cap Index Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.717725 1.628114 1.439836 1.270854 1.062613 0.797 1.000	$ $ $ $ $ $ $	0.993457 1.717725 1.628114 1.439836 1.270854 1.062613 0.797	1,192,648.233 3,169,088.568 3,15,649.428 2,953,824.921 1,919,259.914 1,166,225.739 409,519

57

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Vanguard – REIT Index Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	2.032337 2.451572 1.827797 1.644141 1.267349 0.941 1.000	$ $ $ $ $ $ $	1.267706 2.032337 2.451572 1.827797 1.644141 1.267349 0.941	0.000 4,166,086.334 4,868,947.434 4,672,816.793 4,242,532.165 3,222,018.073 1,619,996

Vanguard – International Subaccount Inception Date May 1, 2007	2008 2007	$ $	1.081274 1.000000	$ $	0.592033 1.081274	11,286.862 441,216.217

Vanguard – Short-Term Investment-Grade Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.220091 1.157676 1.110001 1.092107 1.076457 1.046 1.000	$ $ $ $ $ $ $	1.170907 1.220091 1.157676 1.110001 1.092107 1.076457 1.046	764,709.537 10,219,726.445 9,232,343.425 8,038,430.648 5,604,990.353 3,653,958.373 1,239,776

Vanguard – Total Bond Market Index Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.276682 1.200526 1.157846 1.137478 1.098159 1.062 1.000	$ $ $ $ $ $ $	1.335405 1.276682 1.200526 1.157846 1.137478 1.098159 1.062	802,358.248 8,068,817.301 6,872,470.880 5,230,831.039 3,432,334.135 2,032,328.432 753,412

Wanger International Subaccount Inception Date September 18, 1995	2008 2007 2006 2005 2004 2003	$ $ $ $ $ $	2.665470 2.305467 1.690910 1.399715 1.080928 0.730	$ $ $ $ $ $	1.441307 2.665470 2.305467 1.690910 1.399715 1.080928	579,534.546 1,018,126.456 1,285,950.183 1,200,334.402 944,530.961 631,039.327
	2002 2001	$ $	0.853 1.000	$ $	0.730 0.853	397,408 91,651

Wanger USA Subaccount Inception Date September 20, 1995	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.743814 1.664632 1.552374 1.403700 1.193356 0.838 1.014 1.000	$ $ $ $ $ $ $ $	1.045473 1.743814 1.664632 1.552374 1.403700 1.193356 0.838 1.014	721,114.812 2,166,217.193 2,622,777.565 2,390,531.848 1,991,761.308 1,706,191.113 1,270,439 387,646

WFAVT Small/Mid Cap Value Fund Subaccount Inception Date October 13, 1997	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.562428 1.582877 1.376012 1.188178 1.023686 0.744 0.974 1.000	$ $ $ $ $ $ $ $	0.861195 1.562428 1.582877 1.376012 1.188178 1.023686 0.744 0.974	1,834,926.590 202,117.306 529,958.444 676,733.660 664,566.240 854,092.940 867,367 167,722

58

Subaccount	Year	0.65%
		Beginning AUV		Ending AUV		# Units
Transamerica Index 50 VP – Initial Class Subaccount Inception Date May 1, 2008	2008		$1.000000		$0.824415	0.000

Transamerica Index 75VP – Initial Class Subaccount Inception Date May 1, 2008	2008		$1.000000		$0.727837	0.000

Transamerica Asset Allocation – Conservative VP – Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.441314 1.363670 1.254054 1.199995 1.100876 0.901 1.000	$ $ $ $ $ $ $	1.128664 1.441314 1.363670 1.254054 1.199995 1.100876 0.901	1,072,576.476 145,682.511 145,682.511 145,682.511 145,683 161,869.457 161,969

Transamerica Asset Allocation – Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.636511 1.528654 1.330735 1.193301 1.051863 0.809 1.000	$ $ $ $ $ $ $	0.981488 1.636511 1.528654 1.330735 1.193301 1.051863 0.809	393,145.172 0.000 0.000 0.000 0.000 0.000 100

Transamerica Asset Allocation – Moderate VP – Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.519777 1.416973 1.279315 1.198397 1.082823 0.873 1.000	$ $ $ $ $ $ $	1.117881 1.519777 1.416973 1.279315 1.198397 1.082823 0.873	441,777.737 11,064.385 11,064.385 11,071.539 11,072 0.000 100

Transamerica Asset Allocation Moderate Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.591599 1.485941 1.313821 1.23103 1.066490 0.844 1.000	$ $ $ $ $ $ $	1.063210 1.591599 1.485941 1.313821 1.23103 1.066490 0.844	6,203,011.050 7,784.263 1,253,257.564 1,289,440.122 1,312,266 1,026,859.772 100

Transamerica Capital Guardian Global VP – Initial Class(1) Subaccount Inception Date May 1, 2004	2008 2007 2006 2005 2004	$ $ $ $ $	1.438705 1.362207 1.199291 1.095576 1.000	$ $ $ $ $	0.844692 1.438705 1.362207 1.199291 1.095576	1,166,726.389 43,183.029 43,363.849 43,556.726 43,756

Transamerica Capital Guardian Value VP – Initial Class Subaccount Inception Date May 1, 2004	2008 2007 2006 2005 2004	$ $ $ $ $	1.315447 1.412828 1.220615 1.140603 1.000	$ $ $ $ $	0.790467 1.315447 1.412828 1.220615 1.140603	964,929.958 46,307.117 46,101.248 46,030.911 41,913

Transamerica Clarion Global Real Estate Securities VP – Initial Class Subaccount Inception Date May 3, 1999	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $	34.605654 37.335227 26.412035 23.426754 17.747415 13.160 12.785 11.558 8.998 10.000	$ $ $ $ $ $ $ $ $ $	19.810808 34.605654 37.335227 26.412035 23.426754 17.747415 13.160 12.785 11.558 8.998	5,282.599 48,929.184 71,414.071 81,719.962 111,270 171,570 172,881 181,945 114,722 54,834

59

Subaccount	Year	0.65%
		Beginning AUV		Ending AUV		# Units
Transamerica JP Morgan Enhanced Index VP – Initial Class Subaccount Inception Date October 13, 1997	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $ $ $	15.361466 14.790720 12.909972 12.559244 11.386439 8.888 11.863 13.566 15.328 13.057 10.002 10.00	$ $ $ $ $ $ $ $ $ $ $ $	9.561646 15.361466 14.790720 12.909972 12.559244 11.386439 8.888 11.863 13.566 15.328 13.057 10.002	182,395.546 295,275.233 347,294.095 442,623.782 420,976 665,507 497,933 605,185 641,465 434,242 272,747 34,587

Transamerica Legg Mason Partners All Cap VP – Initial Class Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.297769 1.292862 1.097576 1.061410 0.978856 0.729 0.975 1.000	$ $ $ $ $ $ $ $	0.820479 1.297769 1.292862 1.097576 1.061410 0.978856 0.729 0.975	102.388 5,517.439 5,517.439 5,517.439 12,446 92,510.213 6,517 6,517

Transamerica MFS International Equity VP – Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.671990 1.541803 1.260924 1.124436 0.989796 0.795 1.000	$ $ $ $ $ $ $	1.074920 1.671990 1.541803 1.260924 1.124436 0.989796 0.795	11,063,437.012 90,124.072 123,725.155 129,637.320 158,465 64,880.955 19,305

Transamerica PIMCO Total Return VP – Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.303739 1.204464 1.163292 1.144186 1.102095 1.057 1.000	$ $ $ $ $ $ $	1.259128 1.303739 1.204464 1.163292 1.144186 1.102095 1.057	8,640,633.739 1,781,631.119 1,782,437.953 653,795.094 355,941 465,901.044 313,392

Transamerica T. Rowe Price Small Cap VP – Initial Class Subaccount Inception Date May 1, 2006	2008 2007 2006	$ $ $	1.038825 0.953944 1.000000	$ $ $	0.657941 1.038825 0.953944	0.000 0.000 0.000

Transamerica Efficient Markets VP – Initial Class Subaccount Inception Date November 10, 2008	2008		$1.000000		$1.038061	0.000

Transamerica Templeton Global VP – Initial Class(1) Subaccount Inception Date July 1, 2002	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $	1.857028 1.621898 1.374199 1.286979 8.828406 7.209 9.809 12.797 15.620 10.000	$ $ $ $ $ $ $ $ $ $	1.039225 1.857028 1.621898 1.374199 1.286979 8.828406 7.209 9.809 12.797 15.620	139,577.521 165,777.304 283,549.045 309,543.800 346,499 66,025.152 115,687 161,472 260,965 155,589

60

Subaccount	Year	0.65%
		Beginning AUV		Ending AUV		# Units
Transamerica Equity VP – Initial Class Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $	1.605203 1.389423 1.286344 1.110971 7.406285 5.522 8.473 10.207 14.961 10.000	$ $ $ $ $ $ $ $ $ $	0.861097 1.605203 1.389423 1.286344 1.110971 7.406285 5.522 8.473 10.207 14.961	400,879.873 2,170,738.483 2,914,463.375 1,542,179.343 1,379,374 308,368.183 291,327 237,429 293,373 64,889

Transamerica Growth Opportunities VP – Initial Class Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	2.167018 1.772079 1.696982 1.469491 1.268203 0.973 1.143 1.000	$ $ $ $ $ $ $ $	1.272284 2.167018 1.772079 1.696982 1.469491 1.268203 0.973 1.143	11,173.920 64,387.682 68,094.726 67,450.036 69,339 49,123.604 45,054 1,000

Transamerica Science and Technology VP – Initial Class Subaccount Inception Date July 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.994872 1.512489 1.507139 1.486724 1.384378 0.923 1.000	$ $ $ $ $ $ $	1.018842 1.994872 1.512489 1.507139 1.486724 1.384378 0.923	24,329.552 0.000 0.000 0.000 0.000 0.000 100

Transamerica Small/Mid Cap Value VP – Initial Class Subaccount Inception Date October 13, 1997	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $	35.394843 28.560397 24.349604 21.580876 18.669705 9.847 16.372 12.796 11.600 9.024	$ $ $ $ $ $ $ $ $ $	20.794733 35.394843 28.560397 24.349604 21.580876 18.669705 9.847 16.372 12.796 11.600	154,532.728 33,728.305 35,228.546 47,453.857 61,703 86,713 155,233 699,984 274,892 201,964

Transamerica Value Balanced VP – Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $	1.494206 1.409317 1.230580 1.161965 10.655504 8.747 9.842 10.128 10.592 10.000	$ $ $ $ $ $ $ $ $ $	1.031174 1.494206 1.409317 1.230580 1.161965 10.655504 8.747 9.842 10.128 10.592	266,919.683 630,205.547 711,677.126 794,645.441 976,395 101,236 94,464 98,753 105,157 14,628

Transamerica Van Kampen Active International Allocation VP – Initial Class Subaccount Inception Date October 13, 1997	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $	17.231985 15.003550 12.226714 10.814525 9.380292 7.109 8.618 11.258 13.862 10.541	$ $ $ $ $ $ $ $ $ $	10.472084 17.231985 15.003550 12.226714 10.814525 9.380292 7.109 8.618 11.258 13.862	6,486,557.249 102,172.071 131,385.426 180,498.351 202,778 245,313 460,527 607,891 483,666 366,344

61

Subaccount	Year	0.65%
		Beginning AUV		Ending AUV		# Units
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.118155 0.918490 0.841117 0.787151 0.739462 0.581 0.873 1.000	$ $ $ $ $ $ $ $	0.596675 1.118155 0.918490 0.841117 0.787151 0.739462 0.581 0.873	13,207.053 28,091.044 28,619.591 28,658.394 28,255 26,700.574 41,547 25,642

AllianceBernstein Global Thematic Growth Portfolio – Class B(2) Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.046062 0.878196 0.815530 0.791931 0.758513 0.531 0.918 1.000	$ $ $ $ $ $ $ $	0.545979 1.046062 0.878196 0.815530 0.791931 0.758513 0.531 0.918	0.000 14,129.674 14,126.907 14,129.674 14,130 14,129.674 15,130 1,000

AllianceBernstein Growth Portfolio – Class B Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.213422 1.084070 1.104812 0.996080 0.875372 0.654 0.918 1.000	$ $ $ $ $ $ $ $	0.692029 1.213422 1.084070 1.104812 0.996080 0.875372 0.654 0.918	0.000 29,369.838 32,061.679 32,268.688 39,938 0.000 1,000 1,000

AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.079581 0.956428 0.968833 0.849087 0.788790 0.644 0.937 1.000	$ $ $ $ $ $ $ $	0.645470 1.079581 0.956428 0.968833 0.849087 0.788790 0.644 0.937	1,188,439.757 21,691.484 50,029.029 27,404.530 19,619 11,464 55,749 18,708

Columbia Small Company Growth Fund, Variable Series – Class A Subaccount Inception Date March 31, 1997	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $ $ $	18.011397 15.978616 14.307909 14.020673 12.658764 8.840000 11.752000 13.147000 13.988000 9.507000 11.571000 10.000000	$ $ $ $ $ $ $ $ $ $ $ $	10.589068 18.011397 15.978616 14.307909 14.020673 12.658764 8.840000 11.752000 13.147000 13.988000 9.507000 11.571000	697,418.419 64,808.103 55,618.011 55,465.068 47,446 57,066 48,960 60,992 49,289 12,554 11,989 7,407

Credit Suisse – International Focus Portfolio(3) Subaccount Inception Date March 31, 1997	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $	16.647931 14.371614 12.190772 10.447810 9.164808 6.931000 8.727000 11.279000 15.319000 10.049000	$ $ $ $ $ $ $ $ $ $	9.752883 16.647931 14.371614 12.190772 10.447810 9.164808 6.931000 8.727000 11.279000 15.319000	17,057.714 75,346.904 115,331.171 115,493.190 142,344 167,578 178,990 93,231 140,388 141,359

62

Subaccount	Year	0.65%
		Beginning AUV		Ending AUV		# Units
Credit Suisse – Small Cap Core I Portfolio(4) Subaccount Inception Date March 31, 1997	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $	15.412515 15.643654 15.028516 15.542412 14.110015 9.560000 14.512000 17.391000 21.375000 12.724000	$ $ $ $ $ $ $ $ $ $	10.014713 15.412515 15.643654 15.028516 15.542412 14.110015 9.560000 14.512000 17.391000 21.375000	376,754.552 54,858.831 71,095.390 72,471.464 92,015 110,338 131,281 206,863 558,195 275,865

DFA – VA Global Bond Portfolio Subaccount Inception Date January 18, 1995	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $	20.118789 19.210246 18.638944 18.450519 18.069956 17.693000 16.196000 15.386000 14.565000 14.091000	$ $ $ $ $ $ $ $ $ $	20.879320 20.118789 19.210246 18.638944 18.450519 18.069956 17.693000 16.196000 15.386000 14.565000	28,954,217.965 605,760.590 621,766.141 720,214.342 753,666 809,316 763,636 818,120 683,605 518,872

DFA – VA International Small Portfolio Subaccount Inception Date October 6, 1995	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $	26.257613 24.792666 19.990937 16.519544 12.894695 8.235000 8.019000 9.078000 9.484000 8.054000	$ $ $ $ $ $ $ $ $ $	14.901527 26.257613 24.792666 19.990937 16.519544 12.894695 8.235000 8.019000 9.078000 9.484000	0.000 347,460.775 416,369.391 555,959.410 730,401 767,292 884,737 890,072 790,399 784,305

DFA – VA International Value Portfolio Subaccount Inception Date October 3, 1995	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $	34.867415 31.688212 23.717646 20.501250 16.283703 10.910000 12.026000 14.387000 14.660000 12.092000	$ $ $ $ $ $ $ $ $ $	18.773108 34.867415 31.688212 23.717646 20.501250 16.283703 10.910000 12.026000 14.387000 14.660000	179,865.383 403,322.040 494,259.341 655,502.862 864,883 980,021 1,175,767 1,213,708 1,049,264 1,072,798

DFA – VA U.S. Large Value Portfolio Subaccount Inception Date January 18, 1995	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $	34.437028 35.713089 30.001098 27.530251 23.604732 17.667000 22.329000 22.545000 20.831000 20.013000	$ $ $ $ $ $ $ $ $ $	20.562453 34.437028 35.713089 30.001098 27.530251 23.604732 17.667000 22.329000 22.545000 20.831000	16,171,057.692 501,868.069 569,646.587 690,914.775 856,713 897,346 1,031,009 1,103,685 949,034 942,056

63

Subaccount	Year	0.65%
		Beginning AUV		Ending AUV		# Units
DFA – VA Short-Term Fixed Portfolio Subaccount Inception Date October 9, 1995	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $	15.292447 14.662905 14.105109 13.894007 13.876360 13.774000 13.372000 12.757000 12.039000 11.620000	$ $ $ $ $ $ $ $ $ $	15.794483 15.292447 14.662905 14.105109 13.894007 13.876360 13.774000 13.372000 12.757000 12.039000	12,705,195.375 823,505.195 787,749.211 899,407.208 960,799 1,160,101 1,121,756 1,109,254 990,473 1,002,680

DFA – VA U.S. Targeted Value Portfolio Subaccount Inception Date October 6, 1995	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $	41.261403 48.268976 40.162336 38.149891 31.184051 18.888000 21.294000 17.299000 15.832000 14.506000	$ $ $ $ $ $ $ $ $ $	25.851235 41.261403 48.268976 40.162336 38.149891 31.184051 18.888000 21.294000 17.299000 15.832000	22,171,795.967 295,607.924 331,092.435 423,368.472 618,201 717,600 824,097 822,245 772,512 764,208

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	0.997788 0.934286 0.863032 0.840456 0.798516 0.639000 0.908000 1.000000	$ $ $ $ $ $ $ $	0.648492 0.997788 0.934286 0.863032 0.840456 0.798516 0.639000 0.908000	14,946.078 63,967.529 64,567.698 64,567.698 64,568 64,567.698 65,568 1,000

Dreyfus – VIF Appreciation – Service Class Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.254784 1.181988 1.023726 0.989615 0.950483 0.792 0.959 1.000	$ $ $ $ $ $ $ $	0.876128 1.254784 1.181988 1.023726 0.989615 0.950483 0.792 0.959	2,624.800 61,768.178 61,768.178 63,024.386 61,903 100,639.495 66,399 17,128

Federated Clover Value Fund II(5) Subaccount Inception Date March 10, 1995	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $	28.772033 32.058427 27.623312 26.472830 24.271753 19.131 24.134 25.361 24.931 23.524	$ $ $ $ $ $ $ $ $ $	18.925752 28.772033 32.058427 27.623312 26.472830 24.271753 19.131 24.134 25.361 24.931	0.000 63,404.297 86,295.211 100,340.730 123,963 181,842 237,204 377,246 352,733 327,212

Federated Capital Income Fund II Subaccount Inception Date July 20, 1995	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $	17.270655 16.708979 14.542572 13.771444 12.609999 10.518000 13.920000 16.239000 18.110000 17.924000	$ $ $ $ $ $ $ $ $ $	13.661861 17.270655 16.708979 14.542572 13.771444 12.609999 10.518000 13.920000 16.239000 18.110000	446,059.149 15,451.070 19,085.480 37,509.341 43,038 44,170 54,971 83,341 105,603 97,673

64

Subaccount	Year	0.65%
		Beginning AUV		Ending AUV		# Units
Federated Fund for U.S. Government Securities II Subaccount Inception Date June 28, 1995	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $	18.361462 17.388494 16.805776 16.578556 16.105222 15.835000 14.616000 13.745000 12.466000 12.623000	$ $ $ $ $ $ $ $ $ $	19.023115 18.361462 17.388494 16.805776 16.578556 16.105222 15.835000 14.616000 13.745000 12.466000	171,273.523 193,115.879 201,515.600 256,300.708 297,704 387,836 559,822 695,682 590,014 547,797

Federated High Income Bond Fund II Subaccount Inception Date September 18, 1995	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $	19.267604 18.750641 17.031897 16.698744 15.215940 12.531000 12.440000 12.350000 13.663000 13.442000	$ $ $ $ $ $ $ $ $ $	14.166879 19.267604 18.750641 17.031897 16.698744 15.215940 12.531000 12.440000 12.350000 13.663000	153,023.510 149,449.284 214,350.649 254,389.168 303,789 351,231 359,156 468,114 528,372 589,780

Federated Prime Money Fund II Subaccount Inception Date December 7, 1994	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $	14.879709 14.296822 13.763074 13.487982 13.466238 13.462000 13.366000 12.962000 12.304000 11.835000	$ $ $ $ $ $ $ $ $ $	15.159159 14.879709 14.296822 13.763074 13.487982 13.466238 13.462000 13.366000 12.962000 12.304000	872,958.333 184,412.287 185,440.362 214,989.127 262,560 376,674 785,053 1,321,240 1,296,989 952,527

Fidelity – VIP Contrafund® Portfolio – Initial Class Subaccount Inception Date May 1, 2006	2008 2007 2006	$ $ $	1.210280 1.035939 1.000000	$ $ $	0.691234 1.210280 1.035939	22,684.808 0.000 0.000

Fidelity – VIP Mid Cap Portfolio – Initial Class Subaccount Inception Date May 1, 2004	2008 2007 2006 2005 2004	$ $ $ $ $	1.848487 1.609103 1.437037 1.222571 1.000	$ $ $ $ $	1.112132 1.848487 1.609103 1.437037 1.222571	2,638.642 42,655.794 65,452.479 44,455.332 49,131

Fidelity – VIP Value Strategies Portfolio – Initial Class Subaccount Inception Date May 1, 2004	2008 2007 2006 2005 2004	$ $ $ $ $	1.393896 1.327020 1.148082 1.125557 1.000	$ $ $ $ $	0.676343 1.393896 1.327020 1.148082 1.125557	0.000 25,141.673 25,141.673 25,141.673 25,142

Gartmore NVIT Developing Markets Fund Subaccount Inception Date February 5, 1996	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $	29.520112 20.704447 15.484852 11.850324 9.957720 6.276000 6.994000 7.566000 10.658000 6.508000	$ $ $ $ $ $ $ $ $ $	12.359231 29.520112 20.704447 15.484852 11.850324 9.957720 6.276000 6.994000 7.566000 10.658000	3,395,004.580 85,052.843 109,321.500 150,138.318 203,184 207,243 336,438 322,089 311,907 227,382

65

Subaccount	Year	0.65%
		Beginning AUV		Ending AUV		# Units
Seligman Capital – Class 2 Shares Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.250436 1.082679 1.029913 0.923862 0.858577 0.637000 0.958000 1.000000	$ $ $ $ $ $ $ $	0.644907 1.250436 1.082679 1.029913 0.923862 0.858577 0.637000 0.958000	0.000 75,684.389 76,128.158 76,751.489 76,394 19,266.647 31,700 22,563

Seligman Communications and Information – Class 2 Shares Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.465735 1.281615 1.057207 0.989604 0.898480 0.628000 0.991000 1.000000	$ $ $ $ $ $ $ $	0.926477 1.465735 1.281615 1.057207 0.989604 0.898480 0.628000 0.991000	0.000 45,199.559 54,909.813 55,145.639 58,592 7,391.562 8,765 6,018

Seligman Global Technology – Class 2 Shares Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.233138 1.076606 0.920674 0.858432 0.832124 0.616 0.908 1.000	$ $ $ $ $ $ $ $	0.730378 1.233138 1.076606 0.920674 0.858432 0.832124 0.616 0.908	55,589.549 34,780.964 35,043.013 35,266.651 34,833 34,771.816 31,702 1,000

Vanguard – Equity Index Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.437694 1.373192 1.194465 1.147196 1.042081 0.816000 1.000000	$ $ $ $ $ $ $	0.900797 1.437694 1.373192 1.194465 1.147196 1.042081 0.816000	83,943.493 1,141,591.533 1,142,943.169 1,451,022.563 1,227,352 863,820.761 332,603

Vanguard – Mid-Cap Index Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.712888 1.624344 1.437207 1.269154 1.061727 0.797000 1.000000	$ $ $ $ $ $ $	0.990167 1.712888 1.624344 1.437207 1.269154 1.061727 0.797000	45,655.751 231,954.469 191,536.049 189,212.254 213,788 168,033.293 26,738

Vanguard – REIT Index Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	2.026627 2.445905 1.824468 1.641967 1.266290 0.941000 1.000000	$ $ $ $ $ $ $	1.263518 2.026627 2.445905 1.824468 1.641967 1.266290 0.941000	26,854.382 238,811.900 324,811.039 370,184.894 812,377 240,889.768 132,235

Vanguard – International Subaccount Inception Date May 1, 2007	2008 2007	$ $	1.080912 1.000000	$ $	0.591535 1.080912	205,756.475 0.000

Vanguard – Short-Term Investment-Grade Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.216702 1.155054 1.108055 1.090718 1.075578 1.045000 1.000000	$ $ $ $ $ $ $	1.167051 1.216702 1.155054 1.108055 1.090718 1.075578 1.045000	76,157.420 602,341.023 524,509.007 483,081.580 437,812 543,197.414 72,773

Vanguard – Total Bond Market Index Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.273128 1.197784 1.155766 1.135982 1.097255 1.062000 1.000000	$ $ $ $ $ $ $	1.331021 1.273128 1.197784 1.155766 1.135982 1.097255 1.062000	19,690,942.684 479,035.302 542,142.246 539,317.948 480,132 187,818.265 141,059

66

Subaccount	Year	0.65%
		Beginning AUV		Ending AUV		# Units
Wanger International Subaccount Inception Date September 18, 1995	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $ $ $	63.658274 55.088165 40.423609 33.478705 25.866750 17.489 20.428 26.080 36.429 16.194 14.011	$ $ $ $ $ $ $ $ $ $ $	34.404821 63.658274 55.088165 40.423609 33.478705 25.866750 17.489 20.428 26.080 36.429 16.194	30,416.126 32,993.774 42,449.409 58,796.030 74,012 120,840 107,625 131,125 149,543 182,333 193,817

Wanger USA Subaccount Inception Date September 20, 1995	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $ $ $	42.057961 40.168299 37.477896 33.905369 28.839247 20.267 24.521 22.158 24.283 19.542 18.098	$ $ $ $ $ $ $ $ $ $ $	25.202687 42.057961 40.168299 37.477896 33.905369 28.839247 20.267 24.521 22.158 24.283 19.542	7,773.059 64,053.591 72,348.000 97,299.979 136,830 206,683 159,837 193,912 174,047 164,471 181,215

WFAVT Small/Mid Cap Value Fund Subaccount Inception Date October 13, 1997	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $ $ $	17.477916 17.715411 15.407767 13.311104 11.474112 8.245 10.930 10.566 9.863 10.220 10.067	$ $ $ $ $ $ $ $ $ $ $	9.628819 17.477916 17.715411 15.407767 13.311104 11.474112 8.245 10.930 10.566 9.863 10.220	16,685.488 50,620.956 52,917.198 55,825.527 61,828 65,649 101,342 113,896 62,591 53,258 61,989

Subaccount	Year	0.75%
		Beginning AUV		Ending AUV		# Units
Transamerica Index 50 VP – Initial Class Subaccount Inception Date May 1, 2008	2008		$1.000000		$0.823868	0.000

Transamerica Index 75 VP – Initial Class Subaccount Inception Date May 1, 2008	2008		$1.000000		$0.727352	0.000

Transamerica Asset Allocation – Conservative VP – Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.433189 1.357347 1.249478 1.196796 1.099033 0.901 1.000	$ $ $ $ $ $ $	1.121188 1.433189 1.357347 1.249478 1.196796 1.099033 0.901	0.000 822,690.587 391,141.716 318,647.301 130,336.081 0.000 100

67

Subaccount	Year	0.75%
		Beginning AUV		Ending AUV		# Units
Transamerica Asset Allocation – Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.627352 1.521618 1.325911 1.190160 1.050140 0.809 1.000	$ $ $ $ $ $ $	0.975014 1.627352 1.521618 1.325911 1.190160 1.050140 0.809	0.000 100,775.107 44,908.422 41,740.306 94,903.793 33,689.754 100

Transamerica Asset Allocation – Moderate VP – Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.511226 1.410426 1.274668 1.195226 1.081041 0.872 1.000	$ $ $ $ $ $ $	1.110473 1.511226 1.410426 1.274668 1.195226 1.081041 0.872	5,024.338 606,955.242 782,404.195 42,067.960 42,067.960 0.000 100

Transamerica Asset Allocation Moderate Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.582672 1.479067 1.309030 1.199903 1.064711 0.844 1.000	$ $ $ $ $ $ $	1.056183 1.582672 1.479067 1.309030 1.199903 1.064711 0.844	170,778.496 175,955.918 154,139.178 184,803.851 91,569.709 628.296 714

Transamerica Capital Guardian Global VP – Initial Class(1) Subaccount Inception Date May 1, 2004	2008 2007 2006 2005 2004	$ $ $ $ $	1.433465 1.358607 1.197318 1.094858 1.000	$ $ $ $ $	0.840773 1.433465 1.358607 1.197318 1.094858	0.000 126,558.416 81,930.925 1,318.623 0.000

Transamerica Capital Guardian Value VP – Initial Class Subaccount Inception Date May 1, 2004	2008 2007 2006 2005 2004	$ $ $ $ $	1.310667 1.409099 1.218610 1.139853 1.000	$ $ $ $ $	0.786801 1.310667 1.409099 1.218610 1.139853	0.000 382,833.748 448,225.261 391,351.100 341,631.884

Transamerica Clarion Global Real Estate Securities VP – Initial Class Subaccount Inception Date May 3, 1999	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	2.784456 3.007087 2.129400 1.890591 1.433686 1.064 1.035 1.000	$ $ $ $ $ $ $ $	1.592434 2.784456 3.007087 2.129400 1.890591 1.433686 1.064 1.035	0.000 303,956.885 243,430.059 183,372.557 249,353.599 141,437.415 894,511 274,282

Transamerica JP Morgan Enhanced Index VP – Initial Class Subaccount Inception Date October 13, 1997	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.214189 1.170247 1.022456 0.995663 0.903588 0.706 0.943 1.000	$ $ $ $ $ $ $ $	0.755010 1.214189 1.170247 1.022456 0.995663 0.903588 0.706 0.943	0.000 450,354.749 329,649.305 239,167.447 356,013.180 1,367,507.815 629,623 394,524

Transamerica Legg Mason Partners All Cap VP – Initial Class Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.289378 1.285789 1.092643 1.057672 0.976384 0.728 0.974 1.000	$ $ $ $ $ $ $ $	0.814366 1.289378 1.285789 1.092643 1.057672 0.976384 0.728 0.974	90,363.583 24,533.100 24,575.118 24,618.523 24,665.248 29,344.251 174,848 1,000

Transamerica MFS International Equity VP – Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.662599 1.534669 1.256337 1.121460 0.988170 0.795 1.000	$ $ $ $ $ $ $	1.067815 1.662599 1.534669 1.256337 1.121460 0.988170 0.795	324,817.066 264,161.705 282,308.125 41,083.201 61,552.017 573,521.694 2,481,763

68

Subaccount	Year	0.75%
		Beginning AUV		Ending AUV		# Units
Transamerica PIMCO Total Return VP – Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.296409 1.198895 1.159058 1.141145 1.100269 1.057 1.000	$ $ $ $ $ $ $	1.250812 1.296409 1.198895 1.159058 1.141145 1.100269 1.057	267,362.434 2,136,858.946 1,339,704.667 948,781.784 469,691.245 438,083.214 185,509

Transamerica T. Rowe Price Small Cap VP – Initial Class Subaccount Inception Date May 1, 2006	2008 2007 2006	$ $ $	1.037117 0.953327 1.000000	$ $ $	0.656205 1.037117 0.953327	339,603.600 34,944.244 31,334.614

Transamerica Efficient Markets VP – Initial Class Subaccount Inception Date November 10, 2008	2008		$1.000000		$1.037918	0.000

Transamerica Templeton Global VP – Initial Class(1) Subaccount Inception Date May 3, 1999	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.846913 1.614679 1.369443 1.283805 1.181650 0.939 1.000	$ $ $ $ $ $ $	1.032537 1.846913 1.614679 1.369443 1.283805 1.181650 0.939	0.000 6,126.987 6,126.987 8,614.606 5,161.672 0.000 100

Transamerica Equity VP – Initial Class Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.594824 1.381826 1.280569 1.107079 0.963156 0.739 0.958 1.000	$ $ $ $ $ $ $ $	0.854679 1.594824 1.381826 1.280569 1.107079 0.963156 0.739 0.958	0.000 751,404.778 1,045,357.865 668,383.796 442,463.183 132,041.061 93,160 53,004

Transamerica Growth Opportunities VP – Initial Class Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	2.152988 1.762364 1.689349 1.464337 1.265019 0.971 1.142 1.000	$ $ $ $ $ $ $ $	1.262783 2.152988 1.762364 1.689349 1.464337 1.265019 0.971 1.142	3,847.252 146,217.403 107,270.596 82,018.060 155,419.222 87,676.723 77,058 1,000

Transamerica Science and Technology VP – Initial Class Subaccount Inception Date July 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.983985 1.505735 1.501894 1.482571 1.382303 0.923 1.000	$ $ $ $ $ $ $	1.012267 1.983985 1.505735 1.501894 1.482571 1.382303 0.923	1,747,643 2,661.979 2,661.979 13,623.789 0.000 0.000 1,441

Transamerica Small/Mid Cap Value VP – Initial Class Subaccount Inception Date October 13, 1997	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	2.209283 1.784469 1.522885 1.351056 1.169963 0.618 1.028 1.000	$ $ $ $ $ $ $ $	1.296675 2.209283 1.784469 1.522885 1.351056 1.169963 0.618 1.028	0.000 6,767.293 6,849.837 25,269.206 25,270.111 72,001.844 125,527 3,627,352

Transamerica Value Balanced VP – Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.485824 1.402810 1.226111 1.158896 1.061814 0.890 1.000	$ $ $ $ $ $ $	1.024356 1.485824 1.402810 1.226111 1.158896 1.061814 0.890	73,173.171 59,692.990 88,925.893 160,242.752 172,451.380 28,643.812 100

69

Subaccount	Year	0.75%
		Beginning AUV		Ending AUV		# Units
Transamerica Van Kampen Active International Allocation VP – Initial Class Subaccount Inception Date October 13, 1997	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.831795 1.596493 1.302305 1.153030 1.001104 0.759 0.922 1.000	$ $ $ $ $ $ $ $	1.112090 1.831795 1.596493 1.302305 1.153030 1.001104 0.759 0.922	284,651.252 218,674.036 172,677.792 80,040.571 149,064.803 159,465.145 491,308 397,745

Transamerica Van Kampen Mid-Cap Growth VP – Initial Class Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.110891 0.913439 0.837324 0.784383 0.737599 0.580 0.873 1.000	$ $ $ $ $ $ $ $	0.592214 1.110891 0.913439 0.837324 0.784383 0.737599 0.580 0.873	88,140.287 152,129.663 49,829.856 78,862.301 63,389.867 72,917.580 114,090 24,085

AllianceBernstein Global Thematic Growth Portfolio – Class B(2) Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.039271 0.873362 0.811860 0.789151 0.756591 0.530 0.918 1.000	$ $ $ $ $ $ $ $	0.541901 1.039271 0.873362 0.811860 0.789151 0.756591 0.530 0.918	21,691.484 0.000 0.000 4,667.547 4,469.141 494,672.402 9,211 1,000

AllianceBernstein Growth Portfolio – Class B Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.205553 1.078118 1.099834 0.992572 0.873163 0.653 0.917 1.000	$ $ $ $ $ $ $ $	0.686852 1.205553 1.078118 1.099834 0.992572 0.873163 0.653 0.917	14,129.674 77,474.204 78,313.840 116,864.962 148,989.076 108,827.248 109,977 1,000

AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.072589 0.951182 0.964473 0.846104 0.786798 0.643 0.936 1.000	$ $ $ $ $ $ $ $	0.640654 1.072589 0.951182 0.964473 0.846104 0.786798 0.643 0.936	53,596.133 0.000 0.000 59,279.966 0.000 16,521.337 20,538 14,559

Columbia Small Company Growth Fund, Variable Series – Class A Subaccount Inception Date March 31, 1997	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.468969 1.304487 1.169252 1.146916 1.036545 0.725 0.964 1.000	$ $ $ $ $ $ $ $	0.862762 1.468969 1.304487 1.169252 1.146916 1.036545 0.725 0.964	0.000 361,277.468 196,947.236 123,603.591 48,757.382 55,416.233 70,407 21,506

Credit Suisse – International Focus Portfolio(3) Subaccount Inception Date March 31, 1997	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.775384 1.534160 1.302639 1.117506 0.981253 0.743 0.936 1.000	$ $ $ $ $ $ $ $	1.039036 1.775384 1.534160 1.302639 1.117506 0.981253 0.743 0.936	166,755.651 307,429.393 301,325.009 321,882.953 203,564.052 87,044.177 31,894 28,079

Credit Suisse – Small Cap Core I Portfolio(4) Subaccount Inception Date March 31, 1997	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.093663 1.111172 1.068542 1.106177 1.005225 0.682 1.036 1.000	$ $ $ $ $ $ $ $	0.709927 1.093663 1.111172 1.068542 1.106177 1.005225 0.682 1.036	0.000 112,379.124 137,397.136 159,638.296 122,929.068 100,732.229 700,135 36,710

70

Subaccount	Year	0.75%
		Beginning AUV		Ending AUV		# Units
DFA – VA Global Bond Portfolio Subaccount Inception Date January 18, 1995	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.270151 1.213998 1.179060 1.168298 1.145334 1.123 1.029 1.000	$ $ $ $ $ $ $ $	1.316861 1.270151 1.213998 1.179060 1.168298 1.145334 1.123 1.029	647,771.308 4,528,191.634 3,255,592.709 2,474,387.359 1,019,243.257 1,057,068.273 825,655 484,612

DFA – VA International Small Portfolio Subaccount Inception Date October 6, 1995	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	2.845878 2.689786 2.170995 1.795784 1.403131 0.897 0.874 1.000	$ $ $ $ $ $ $ $	1.613469 2.845878 2.689786 2.170995 1.795784 1.403131 0.897 0.874	16,391.393 1,927,451.361 1,578,095.536 1,410,591.034 526,805.875 397,317.897 298,749 111,015

DFA – VA International Value Portfolio Subaccount Inception Date October 3, 1995	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	2.609832 2.374239 1.778797 1.539099 1.223687 0.821 0.906 1.000	$ $ $ $ $ $ $ $	1.403761 2.609832 2.374239 1.778797 1.539099 1.223687 0.821 0.906	0.000 2,950,016.520 2,457,066.647 2,111,302.874 1,324,915.181 1,018,620.501 849,763 395,967

DFA – VA U.S. Large Value Portfolio Subaccount Inception Date January 18, 1995	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.441822 1.496749 1.258606 1.156087 0.992228 0.743 0.940 1.000	$ $ $ $ $ $ $ $	0.860061 1.441822 1.496749 1.258606 1.156087 0.992228 0.743 0.940	483,284.765 6,356,491.840 5,292,496.499 4,122,414.256 2,738,097.837 1,975,692.826 1,456,894 874,090

DFA – VA Short-Term Fixed Portfolio Subaccount Inception Date October 9, 1995	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.165498 1.118629 1.077128 1.062080 1.061815 1.055 1.025 1.000	$ $ $ $ $ $ $ $	1.202571 1.165498 1.118629 1.077128 1.062080 1.061815 1.055 1.025	249,243.831 4,747,373.593 3,122,824.176 2,545,735.191 1,751,843.893 1,046,833.978 1,027,233 150,702

DFA – VA U.S. Targeted Value Portfolio Subaccount Inception Date October 6, 1995	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	2.013419 2.357726 1.963698 1.867137 1.527732 0.926 1.045 1.000	$ $ $ $ $ $ $ $	1.260192 2.013419 2.357726 1.963698 1.867137 1.527732 0.926 1.045	28,263.520 3,077,617.135 2,815,838.096 2,417,755.350 1,209,931.783 914,254.787 492,826 142,446

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	0.991328 0.929166 0.859154 0.837514 0.796501 0.638 0.907 1.000	$ $ $ $ $ $ $ $	0.643655 0.991328 0.929166 0.859154 0.837514 0.796501 0.638 0.907	34,404.761 6,730.009 6,145.081 105,744.537 103,043.648 82,137.189 37,422 8,766

71

Subaccount	Year	0.75%
		Beginning AUV		Ending AUV		# Units
Dreyfus – VIF Appreciation – Service Class Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.246671 1.175527 1.019142 0.986163 0.948103 0.791 0.958 1.000	$ $ $ $ $ $ $ $	0.869594 1.246671 1.175527 1.019142 0.986163 0.948103 0.791 0.958	25,617.571 18,287.824 55,472.865 106,553.489 89,101.357 78,836.449 128,122 108,528

Federated Clover Value Fund II(5) Subaccount Inception Date March 10, 1995	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.130392 1.260765 1.087418 1.043162 0.957386 0.755 0.954 1.000	$ $ $ $ $ $ $ $	0.742810 1.130392 1.260765 1.087418 1.043162 0.957386 0.755 0.954	547,251.358 372,015.737 416,333.913 459,585.748 421,219.153 326,349.257 341,691 109,586

Federated Capital Income Fund II Subaccount Inception Date July 20, 1995	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.123355 1.087909 0.947787 0.898411 0.823457 0.688 0.911 1.000	$ $ $ $ $ $ $ $	0.887741 1.123355 1.087909 0.947787 0.898411 0.823457 0.688 0.911	82,872.756 352,386.189 478,278.433 288,725.443 168,337.700 189,040.543 49,389 41,288

Federated Fund for U.S. Government Securities II Subaccount Inception Date June 28, 1995	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.288914 1.221828 1.182055 1.167228 1.135042 1.117 1.032 1.000	$ $ $ $ $ $ $ $	1.334027 1.288914 1.221828 1.182055 1.167228 1.135042 1.117 1.032	78,504.536 1,123,912.431 277,612.180 411,877.137 376,640.276 260,708.164 368,504 146,980

Federated High Income Bond Fund II Subaccount Inception Date September 18, 1995	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.525617 1.486169 1.351274 1.326143 1.209590 0.997 0.991 1.000	$ $ $ $ $ $ $ $	1.120629 1.525617 1.486169 1.351274 1.326143 1.209590 0.997 0.991	19,402.256 823,772.059 633,521.584 792,796.237 592,222.834 2,900,468.282 3,296,306 2,697,353

Federated Prime Money Fund II Subaccount Inception Date December 7, 1994	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.118890 1.076133 1.036978 1.017256 1.016629 1.017 1.011 1.000	$ $ $ $ $ $ $ $	1.138773 1.118890 1.076133 1.036978 1.017256 1.016629 1.017 1.011	84,040.824 6,128,874.701 3,740,305.057 1,300,405.488 787,903.096 709,882.433 1,950,712 562,953

Fidelity – VIP Mid Cap Portfolio – Initial Class Subaccount Inception Date May 1, 2004	2008 2007 2006 2005 2004	$ $ $ $ $	1.841767 1.604856 1.434664 1.221755 1.000	$ $ $ $ $	1.106984 1.841767 1.604856 1.434664 1.221755	10,123.128 318,481.093 462,840.849 302,141.439 224,026.263

Fidelity – VIP Value Strategies Portfolio – Initial Class Subaccount Inception Date May 1, 2004	2008 2007 2006 2005 2004	$ $ $ $ $	1.388839 1.323523 1.146197 1.124815 1.000	$ $ $ $ $	0.673217 1.388839 1.323523 1.146197 1.124815	11,956.186 137,327.067 911.355 1,035.219 1,435.910

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Subaccount	Year	0.75%
		Beginning AUV		Ending AUV		# Units
Gartmore NVIT Developing Markets Fund Subaccount Inception Date February 5, 1996	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	4.071796 2.858661 2.140103 1.639412 1.378954 0.870 0.970 1.000	$ $ $ $ $ $ $ $	1.703041 4.071796 2.858661 2.140103 1.639412 1.378954 0.870 0.970	159,525.649 444,202.252 531,265.945 593,387.513 207,493.666 298,053.075 203,957 98,927

Seligman Capital – Class 2 Shares Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.242352 1.076742 1.025281 0.920609 0.856427 0.636 0.958 1.000	$ $ $ $ $ $ $ $	0.640088 1.242352 1.076742 1.025281 0.920609 0.856427 0.636 0.958	0.000 16,777.945 16,868.327 19,758.756 25,681.930 17,601.331 21,618 1,000

Seligman Communications and Information – Class 2 Shares Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.456231 1.274579 1.052448 0.986125 0.896210 0.627 0.990 1.000	$ $ $ $ $ $ $ $	0.919558 1.456231 1.274579 1.052448 0.986125 0.896210 0.627 0.990	0.000 0.000 0.000 0.000 0.000 95,415.394 8,107 8,107

Seligman Global Technology – Class 2 Shares Subaccount Inception Date June 18, 2001	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.225154 1.070706 0.916532 0.855419 0.830041 0.615 0.908 1.000	$ $ $ $ $ $ $ $	0.724925 1.225154 1.070706 0.916532 0.855419 0.830041 0.615 0.908	1,196.458 13,437.452 13,531.924 17,094.191 17,307.639 138,499.989 8,102 1,000

Vanguard – Equity Index Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.429603 1.366826 1.190108 1.144147 1.040340 0.816 1.000	$ $ $ $ $ $ $	0.894835 1.429603 1.366826 1.190108 1.144147 1.040340 0.816	4,248,364.410 2,720,577.094 2,303,408.299 1,997,657.075 1,199,088.521 601,035.067 169,375

Vanguard – Mid-Cap Index Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.703236 1.616796 1.431957 1.265777 1.059954 0.797 1.000	$ $ $ $ $ $ $	0.983603 1.703236 1.616796 1.431957 1.265777 1.059954 0.797	269,381.573 1,505,146.241 1,198,117.291 860,565.638 657,374.892 375,251.347 38,402

Vanguard – REIT Index Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	2.015271 2.434636 1.817860 1.637629 1.264203 0.940 1.000	$ $ $ $ $ $ $	1.255178 2.015271 2.434636 1.817860 1.637629 1.264203 0.940	2,895,275.388 542,455.051 573,814.059 412,308.480 451,134.496 796,775.233 70,731

Vanguard International Subaccount Inception Date May 1, 2007	2008 2007	$ $	1.080202 1.000000	$ $	0.590557 1.080202	0.000 0.000

Vanguard – Short-Term Investment-Grade Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.209831 1.149679 1.104000 1.087798 1.073787 1.045 1.000	$ $ $ $ $ $ $	1.159317 1.209831 1.149679 1.104000 1.087798 1.073787 1.045	3,162,118.705 1,839,908.393 1,359,403.994 1,142,790.161 810,288.698 703,167.020 332,533

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Subaccount	Year	0.75%
		Beginning AUV		Ending AUV		# Units
Vanguard – Total Bond Market Index Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	1.265951 1.192224 1.151548 1.132964 1.095438 1.061 1.000	$ $ $ $ $ $ $	1.322209 1.265951 1.192224 1.151548 1.132964 1.095438 1.061	157,231.493 1,710,133.553 1,225,763.972 464,698.859 328,976.964 357,180.924 100

Wanger International Subaccount Inception Date September 18, 1995	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	2.639595 2.286518 1.679508 1.392339 1.076834 0.729 0.852 1.000	$ $ $ $ $ $ $ $	1.425175 2.639595 2.286518 1.679508 1.392339 1.076834 0.729 0.852	234,263.576 345,045.751 262,088.161 146,456.705 454,008.176 248,012.565 128,225 16,496

Wanger USA Subaccount Inception Date September 20, 1995	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.726906 1.650964 1.541919 1.396325 1.188865 0.836 1.013 1.000	$ $ $ $ $ $ $ $	1.033793 1.726906 1.650964 1.541919 1.396325 1.188865 0.836 1.013	260,112.179 1,043,658.627 1,169,927.477 953,921.041 661,593.565 687,354.715 333,159 180,422

WFAVT Small/Mid Cap Value Fund Subaccount Inception Date October 13, 1997	2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $	1.547287 1.569876 1.366730 1.181914 1.019821 0.742 0.973 1.000	$ $ $ $ $ $ $ $	0.851567 1.547287 1.569876 1.366730 1.181914 1.019821 0.742 0.973	693,532.203 24,964.614 412,990.563 485,888.681 357,556.116 291,360.828 154,647 4,683

(1)	Transamerica Capital Guardian Global VP merged into Transamerica Templeton Global VP
(2)	Alliance Bernstein Global Technology Portfolio.
(3)	Formerly known as Credit Suisse International Focus Portfolio
(4)	Formerly known as Credit Suisse Small Cap Core I Portfolio
(5)	Formerly known as Federated American Leaders Fund II.

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APPENDIX B: POLICY FORM NUMBER NA103

If you are a Policy Owner of Policy Form Number NA103, below is a description of the significant features of your Policy and the available investment choices that may be different than those described in the Prospectus. (The Policy Form Number appears on the bottom left-hand corner of your Policy.) Please see your actual Policy and any attachments for determining your specific coverage.

The Nursing Care and Terminal Condition Option, Unemployment Waiver Option, and the Guaranteed Minimum Death Benefit Options are currently not available to Policy Owners of Policy Form Number NA103.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, Monumental will move your investment out of the Portfolios and into the general account of Monumental.

•	Life Annuity—Monthly Annuity Payments are paid for the life of an Annuitant, ending with the last payment before the Annuitant dies.

•	Joint and Last Survivor Annuity—Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.

•

Life Annuity With Period Certain—Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, Monumental will make any remaining payments to the Beneficiary.

•

Installment or Unit Refund Life Annuity—Available as either a fixed (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, Monumental will make any remaining payments to the Beneficiary.

•	Designated Period Annuity—Available only on a fixed basis. Monthly Annuity Payments are paid for a specified period, which may be from 10 to 30 years.

Mortality and Expense Risk Charge

Monumental charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 0.50% of the net asset value of the Separate Account.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Monumental’s surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then Monumental will bear the loss. We expect to profit from this charge. We may use any profits for any proper purpose, including distribution expenses.

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Fee Table

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer Cash Value between investment choices. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases	None
Contingent Deferred Sales Load (surrender charge)	None
Transfer Fees(1)	$10
Special Service Fee	$0 - $25

(1)	Monumental does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each transfer in excess of 12 per Policy Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30

Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Base Separate Account Expenses:
Mortality and Expense Risk Fee	0.50%
Administrative Charge	0.15%

Total Base Separate Account Annual Expenses	0.65%

(1)

Monumental does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If we assesses this charge, it will not be deducted on a Contract if (1) the sum of all Purchase Payments less the sum of all withdrawals taken is at least $50,000; (2) the Contract Value equals or exceeds $50,000, or (3) the Contract is a Qualified Policy.

The next item shows the lowest and highest total operating expenses charged by the Portfolios for the year ended December 31, 2008. Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Portfolio Annual Expenses(1)	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.31%	1.91%

(1)

The fee table information relating to the Portfolios was provided to Monumental by the underlying funds, their investment advisors or managers, and Monumental has not independently verified such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.

EXAMPLE TABLE

The following example illustrates the highest fees and expenses of any of the Portfolios for the year ended December 31, 2008, and the highest combination of Separate Account expenses that you would incur on a $10,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period. As noted in the Fee Table, the Contract imposes no surrender or withdrawal charges of any kind. Your

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expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract’s Annuity Payment Options.

1 Year	3 Years	5 Years	10 Years
$262	$806	$1,376	$2,925

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown. In addition, your rate of return may be more or less than the 5% assumed in the example.

For information concerning compensation paid for sale of the Policies, see “Distribution of the Policies.”

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. The minimum required balance in any General Account Guaranteed Option, except the Dollar Cost Averaging Fixed Account Option, is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250 (or $1,000 in the case of a General Account Guaranteed Option other than the Dollar Cost Averaging Fixed Account Option), Monumental will transfer the remaining balance to the remaining Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, Monumental may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. Monumental would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When Monumental receives Due Proof of Death of the Annuitant, Monumental will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant’s death. However, if the Contract Owner does not make such a choice and Monumental has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant’s death. Paid as a lump sum, the Death Benefit is the greater of:

(1) the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the date we receive Due Proof of Death; or

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(2) the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

(1) the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the Annuity Date elected by the Beneficiary and approved by Monumental; or

(2) the Adjusted Death Benefit.

The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase, depends on the Annuity Payment Option selected. Upon the Annuitant’s death, Monumental will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

Joint Annuitants

The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant’s death during the Income Phase will have no effect on the benefits due under the Contract.

Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before Monumental acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to Monumental and obtaining approval from Monumental. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

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If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

•	If there is more than one Beneficiary, each will share in the Death Benefit equally.

•	If one or two or more Beneficiaries have already died, Monumental will pay that share of the Death Benefit equally to the survivor(s).

•	If no Beneficiary is living, Monumental will pay the proceeds to the Contract Owner.

•

If a Beneficiary dies at the same time as the Annuitant, Monumental will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant’s death and before Monumental receives due proof of the Annuitant’s death, Monumental will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, Monumental will pay any remaining Payments Certain to that Beneficiary’s named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, Monumental must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner’s Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner’s death. Second exception: If the Owner’s Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. (“Owner’s Designated Beneficiary” means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner’s death.) If the Contract Owner and the Annuitant are the same person, then upon that person’s death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, Monumental must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the “primary Annuitant” is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a “primary Annuitant” as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the “primary Annuitant” is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

Monumental will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which Monumental may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Contract Owner

•	the payment is derived from premiums paid by check, in which case Monumental may delay payment until the check has cleared your bank.

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APPENDIX C: POLICY FORM NUMBER AV515 101 130 600

If you are a Policy Owner of Policy Form Number AV515 101 130 600, below is a description of the significant features of your Policy and the available investment choices that may be different than described in the Prospectus. (The Policy Form Number appears on the bottom left-hand corner of your Policy.) Please see your actual Policy and any attachments for determining your specific coverage.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Interest Payments Option, Income for a Specified Period Option, and Income for a Specified Amount listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, Monumental will move your investment out of the Portfolios and into the general account of Monumental.

•

Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time to which you and Monumental agree. You and Monumental will agree on withdrawal rights when you elect this option.

•	Income for a Specified Period. We will make level payments only for a fixed period you choose. No funds will remain at the end.

•	Life Income. You may choose between:

Fixed Payments

•	No Period Certain—We will make level payments only during the Annuitant’s lifetime.

•	10 Years Certain—We will make level payments for the longer of the Annuitant’s lifetime or ten years.

•

Guaranteed Return of Policy Proceeds—We will make level payments for the longer of the Annuitant’s lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.

Variable Payments

•	No Period Certain—Payments will be made only during the lifetime of the Annuitant.

•	10 Years Certain—Payments will be made for the longer of the Annuitant’s lifetime or ten years.

Life with Emergency Cash® (fixed or variable)

Payments will be made during the lifetime of the Annuitant. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the amount you surrender.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the Annuitant. (For qualified policies, the death benefit ceases at the date the annuitant reaches the IRS joint age limitation determined at Policy issue date.) The death benefit will be paid if the annuitant dies before age 101. The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender

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Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

•

Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

•	Joint and Survivor Annuity. You may choose between:

Fixed Payments

•	Payments are made during the joint lifetime of the Annuitant and a Joint Annuitant of your selection. Payments will be made as long as either person is living.

Variable Payments

•	Payments are made during the joint lifetime of the Annuitant and a Joint Annuitant of your selection. Payments will be made as long as either person is living.

Life with Emergency Cash® (fixed or variable)

Payments will be made during the joint lifetime of the Annuitant and a Joint Annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule).

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the surviving Annuitant. (For qualified policies the death benefit ceases on the date the surviving Joint Annuitant reaches the IRS joint age limitation.)

Mortality and Expense Risk Charge

Monumental charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 0.60%, 0.50% or 0.40% (depending on the selected Death Benefit Option) of the net asset value of the Separate Account.

We guarantee that these annual charges will not increase. If the charges are more than sufficient to cover actual costs or assumed risks, any excess will be added to Monumental’s surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then Monumental will bear the loss. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

FEE TABLE

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Cash Value between investment choices. State premium taxes may also be deducted, and Excess Interest Adjustments may be made to amounts surrendered or applied to Annuity Payment Options from Cash Value from the fixed account.

Policy Owner Transaction Expenses
Sales Load Imposed on Premiums	None
Contingent Deferred Sales Load (surrender charge)(2)	None
Transfer Fees(1)	$10
Special Service Fee	$0 - $25

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(1)	Monumental does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each transfer in excess of 12 per Policy Year.
(2)	If you select the Life With Emergency Cash® annuity payment option, you will be subject to a surrender charge after the Annuity Commencement Date. See Section 5, “Expenses.”

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the Portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30
Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Base Separate Account Expenses:
Mortality and Expense Risk Fee	0.60%
Administrative Charge	0.15%

Total Base Separate Account Annual Expenses(2)	0.75%

Annual Optional Rider Fees:
Additional Death Benefit Fee(3)	0.25%
Additional Death Distribution – II(4)	0.55%

(1)

Monumental does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If we assesses a Service Charge, it will not be deducted on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.

(2)

Total Annual Separate Account Expenses shown (0.75%) applies to the Double Enhanced Death Benefit option. This reflects a fee that is 0.10% and 0.15% per year higher than the 0.65% and 0.60% corresponding fees for the 6 Year Step-Up Death Benefit and Return of Premium Death Benefit options, respectively.

(3)	The annual rider fee is 0.25% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination.
(4)	The annual rider fee is 0.55% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination.

The next item shows the lowest and highest total operating expenses charged by the Portfolios for the year ended December 31, 2008 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Portfolio Annual Operating Expenses(1)	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.19%	3.79%

(1)

The fee table information relating to the Portfolios is for the year ending December 31, 2008 (unless otherwise noted) and was provided to Monumental by the underlying funds, their investment advisors or managers, and Monumental has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.

EXAMPLE TABLE A

The following example illustrates the highest fees and expenses of any of the Portfolios for the year ended December 31, 2008, and the highest combination of Separate Account expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming no optional riders have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

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	1 Year	3 Years	5 Years	10 Years
Double Enhanced Death Benefit Option (0.75%)	$458	$1,380	$2,310	$4,670
6 Year Step-Up to Age 81 Death Benefit Option (0.65%)	$448	$1,352	$2,265	$4,591
Return of Premium Death Benefit Option (0.60%)	$443	$1,338	$2,243	$4,551

EXAMPLE TABLE B

The following example illustrates the highest fees and expenses of any of the Portfolios for the year ended December 31, 2008, and the highest combination of Separate Account expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming the ADD-II rider has been selected. The examples assume that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years
Double Enhanced Death Benefit Option (0.75%)	$513	$1,547	$2,589	$5,234
6 Year Step-Up to Age 81 Death Benefit Option (0.65%)	$504	$1,519	$2,545	$5,157
Return of Premium Death Benefit Option (0.60%)	$499	$1,505	$2,523	$5,119

You should not consider these examples to be a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown. In addition, your rate of return may be more or less than the 5% assumed in the example.

For information concerning compensation paid for sale of the Policies, see “Distribution of the Policies.”

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. The minimum required balance in any General Account Guaranteed Option, except the Dollar Cost Averaging Fixed Account Option, is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250 (or $1,000 in the case of a General Account Guaranteed Option other than the Dollar Cost Averaging Fixed Account Option), Monumental will transfer the remaining balance to the remaining Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, Monumental may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. Monumental would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day

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of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When we receive Due Proof of Death of the Annuitant, we will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant’s death. However, if the Contract Owner does not make such a choice and Monumental has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant’s death.

Paid as a lump sum, the Death Benefit is the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the date we receive Due Proof of Death; or

(2)	the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the Annuity Date elected by the Beneficiary and approved by Monumental; or

(2)	the Adjusted Death Benefit.

The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant’s death, Monumental will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

Joint Annuitants

The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

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During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant’s death during the Income Phase will have no effect on the benefits due under the Contract.

Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before Monumental acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to Monumental and obtaining approval from Monumental. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

•	If there is more than one Beneficiary, each will share in the Death Benefit equally.

•	If one or two or more Beneficiaries have already died, Monumental will pay that share of the Death Benefit equally to the survivor(s).

•	If no Beneficiary is living, Monumental will pay the proceeds to the Contract Owner.

•

If a Beneficiary dies at the same time as the Annuitant, Monumental will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant’s death and before Monumental receives due proof of the Annuitant’s death, Monumental will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, Monumental will pay any remaining Payments Certain to that Beneficiary’s named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, Monumental must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner’s Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner’s death. Second exception: If the Owner’s Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. (“Owner’s Designated Beneficiary” means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner’s death.) If the Contract Owner and the Annuitant are the same person, then upon that person’s death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase,.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, Monumental must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the “primary Annuitant” is treated as the death of the Contract Owner for purposes of

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federal tax law. (The Internal Revenue Code defines a “primary Annuitant” as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the “primary Annuitant” is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

Monumental will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which Monumental may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted;

•	the SEC permits a delay for your protection as a Contract Owner; or

•	the payment is derived from premiums paid by check, in which case Monumental may delay payment until the check has cleared your bank.

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APPENDIX D

ARCHITECT GUARANTEED LIFETIME WITHDRAWAL BENEFIT

TOTAL WITHDRAWAL BASE ADJUSTMENTS

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount that are made in a single calendar year will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount that are made in a single calendar year will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the maximum annual withdrawal amount remaining before the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but before the withdrawal of the excess amount; and

C	is the total withdrawal base before the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, two parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Total withdrawal base (“TWB”)

2.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (“Non-Excess” Withdrawal):

Assumptions:

You	= Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means the Income Benefit Percentage is 4.5%.

TWB at rider issue = $100,000

TWB at time withdrawals begin = $100,000

4.5% withdrawal (“WD”) beginning 10 years from the rider date would be $4,500 (4.5% of the then-current $100,000 total withdrawal base)

WD = $4,500

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $90,000 in 10 years

Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $4,500 is withdrawn.

Result.	In this example, because no portion of the withdrawal was in excess of $4,500, the total withdrawal base does not change.

Example 2 (“Excess” Withdrawal):

Assumptions:

You	= Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means the Income Benefit Percentage is 4.5%.

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TWB at rider issue = $100,000

TWB at time withdrawals begin = $100,000

4.5% WD beginning 10 years from the rider date would be $4,500 (4.5% of the then-current $100,000 total withdrawal base)

WD	= $10,000
EWD	= $5,500 ($10,000 - $4,500)
PV	= $90,000 in 10 years

Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes. $10,000 - $4,500 = $5,500 (the excess withdrawal amount)

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted and a new lower maximum annual withdrawal amount must be computed. Had the withdrawal for this example not been more than $4,500, the total withdrawal base would remain at $100,000 and the maximum annual withdrawal amount would be $4,500. However, because an excess withdrawal has been taken, the total withdrawal base and, consequently, the maximum annual withdrawal amount, will decline.

New total withdrawal base:

Step One.	The total withdrawal base is reduced by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two.	Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 4.5% WD)) * TWB before any adjustments

2.	($5,500 / ($90,000 - $4,500)) * $100,000 = $6,432.75

Step Three.	Which is larger, the actual $5,500 excess withdrawal amount or the $6,432.75 pro rata amount? $6,432.75 pro rata amount.

Step Four.	What is the new total withdrawal base upon which the maximum annual withdrawal amount is based? $100,000 - $6,432.75 = $93,567.25

Result. The new total withdrawal base is $93,567.25

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (as a result of the excess withdrawal), we have to calculate a new maximum annual withdrawal amount that will be available starting on the next January 1st . This calculation assumes no more activity before the next January 1st.

Step One.	What is the new maximum annual withdrawal amount? $93,567.25 (the adjusted total withdrawal base) * 4.5% = $4,210.53

Result.	Going forward, the maximum you can take out in a year is $4,210.53 without causing an excess withdrawal that would further reduce of the total withdrawal base.

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SEPARATE ACCOUNT VA CC

STATEMENT OF ADDITIONAL INFORMATION

for the

THE ADVISOR’S EDGE® VARIABLE ANNUITY

Offered by

Monumental Life Insurance Company

(An Iowa Stock Company)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor’s Edge® Variable Annuity policy (the “Policy”) offered by Monumental Life Insurance Company (the “Company” or “Monumental”). You may obtain a copy of the Prospectus dated May 1, 2009, by calling 800-866-6007 or by writing to our Administrative and Service Office, at 4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Policy are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.

May 1, 2009

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GLOSSARY OF TERMS

Accumulation Unit – An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value – On the Annuity Commencement Date an amount equal to the policy value increased or decreased by any excess interest adjustments were applied.

Administrative and Service Office – Monumental Life Insurance Company, Attn: Customer Care Group, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, 800-866-6007.

Annuitant – The person during whose life, annuity payments involving life contingencies will continue.

Annuity Commencement Date – The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month following the month in which the annuitant attains age 95 (the “maximum annuitization commencement date”), except expressly allowed by Monumental .

Annuity Payment Option – A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit – An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary – The person who has the right to the death benefit set forth in the policy.

Business Day – A day when the New York Stock Exchange is open for business.

Cash Value – The policy value increased or decreased by an excess interest adjustment, less the annual service charge, and less any applicable premium taxes and any rider fees. This value is applied upon surrender.

Code – The Internal Revenue Code of 1986, as amended.

Enrollment form – A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment – A positive or negative adjustment to amounts withdrawn upon partial withdrawals, full surrenders or transfers from the Guaranteed Period Options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by Monumental since the date any payment was received by, or an amount was transferred to, a Guaranteed Period Option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account – One or more investment choices under the policy that are part of Monumental’s general assets and are not in the separate account.

Good Order – An instruction that Monumental receives that is sufficiently complete and clear – along with all necessary forms, information and supporting legal documentation, including any required spousal or joint owner’s consents – so that Monumental does not need to exercise any discretion to follow such instruction. All orders requesting a partial or full withdrawal, a transfer, a death benefit, or other transaction or change, must be in good order.

Guaranteed Period Options (“GPO”) – The various guaranteed interest rate periods of the fixed account, that Monumental may offer and into which Premium Payments may be paid or amounts may be transferred.

Nonqualified Policy – A policy that does not qualify for special federal income tax treatment under the Code.

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Owner (Policy Owner, You, Your) – The individual or entity that owns an individual policy.

Policy – The individual policy.

Policy Date – The date shown on the policy data page attached to the Policy and the date on which the Policy becomes effective.

Policy Value – On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium Payments; minus

•	partial withdrawals (including any applicable excess interest adjustments on such withdrawals); plus

•	interest credited in the fixed account; plus or minus

•	accumulated gains or losses in the separate account; minus

•	service charges, premium taxes, rider fees, and transfer fees, if any.

Policy Year – A policy year begins on the policy date and on each anniversary thereof.

Premium Payment – An amount paid to Monumental by the Owner or on the Owner’s behalf as consideration for the benefits provided by the Policy.

Qualified Policy – A Policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account – Separate Account VA CC, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which Premium Payments under the policies may be allocated.

Service Charge – An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.

Subaccount – A subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

Successor Owner – A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Supportable Payment – The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

Valuation Period – The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Variable Annuity Payments – Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request – Written notice that is signed by the owner, is in good order and received at the Administrative and Services Office, and that gives Monumental the information it requires. For some transactions, Monumental may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements for good order that Monumental establishes for such notices.

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THE POLICY – GENERAL PROVISIONS

OWNER

The Policy shall belong to the owner upon issuance of the Policy after completion of an enrollment form and delivery of the Initial Premium Payment. While the annuitant is living, the owner may: (1) assign the Policy; (2) surrender the policy; (3) amend or modify the Policy with the consent of Monumental; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary, and of your spouse in a community or marital property state.

Unless Monumental has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the enrollment form, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note Carefully. If the owner does not name a contingent owner, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Monumental has received written notice of the trust as a successor owner signed before the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Monumental.

The owner may change the ownership of the policy in a written notice. When the change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, however, Monumental is not responsible for payments made or other action taken before the change is recorded. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner’s death, or payments must be made for a period certain or for the successor owner’s lifetime so long as any period certain does not exceed that successor owner’s life expectancy, if the first payment begins within one year of your death.

ENTIRE POLICY

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof constitute the entire Policy between Monumental and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof. No registered representative has authority to change or waive any provision of the policy.

NON-PARTICIPATING

The Policies are non-participating. No dividends are payable and the Policies will not share in the profits or surplus earnings of Monumental.

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MISSTATEMENT OF AGE OR GENDER

Monumental may require proof of age and gender before making Annuity Payments. If the Annuitant's stated age, gender or both in the Policy are incorrect, Monumental will change the annuity benefits payable to those benefits which the Premium Payments would have purchased for the correct age and gender. In the case of correction of the stated age and/or gender after payments have commenced, Monumental will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Policy may be assigned by you before the Annuity Date and during the Annuitant's lifetime. Monumental is not responsible for the validity of any assignment. No assignment will be recognized until Monumental receives, in good order at the Administrative and Service Office, the appropriate Monumental form notifying Monumental of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. Monumental shall not be liable as to any payment or other settlement made by Monumental before receipt of the appropriate Monumental form.

EXCESS INTEREST ADJUSTMENT

Money that you withdraw from, transfer out of, or apply to an annuity payment option from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to an excess interest adjustment. At the time you request a withdrawal, if the interest rates Monumental sets have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a Guaranteed Period Option below the Premium Payments and transfers to that Guaranteed Period Option, less any prior partial withdrawals and transfers from the Guaranteed Period Option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment (“EIA”) is:

EIA = S* (G-C)* (M/12)

Where

S =	the gross amount being surrendered, withdrawn, transferred or applied to a Payment Option that is subject to the EIA.

G =	the guaranteed interest rate applicable to S.

C =

the current guaranteed interest rate then being offered on new Premium Payments for the next longer Guaranteed Period than “M”. If this policy form, or such a Guaranteed Period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M =	the number of months remaining in the Guaranteed Period for S, rounded up to the next higher whole number of months.

There is no cap on positive EIA adjustment. The floor on a negative EIA is effective on full surrender.

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On full surrender, each Guaranteed Period Option’s contribution to the adjusted Policy Value will never fall below the sum of Premium Payments, less any prior withdrawals and transfers from that GPO, plus interest at the guaranteed effective annual interest rate.

Some states may not allow an EIA.

Example 1 (Full Surrender, rates increase by 3%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .085
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value = Cash Value*	= Policy value + excess interest adjustment = 54,181.21 + (-3,052.00) = 51,129.21

Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .045
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value = CashValue*	= 54,181.21 + 1,750.00 = 55,931.21

*	Upon full surrender of the policy, the cash value will never be less than that required by the nonforfeiture laws as applicable in the state issue.

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On a partial surrender, Monumental will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R – E

R = the requested partial surrender; and

E = the excess interest adjustment

Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000 (requested withdrawal amount after penalties); middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .065
M = 42
E = 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R – E)
= 54,181.21 - (20,000.00 - (-553.66)) = 33,627.55

Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .045
M = 42
E = 15,818.79 * (.055 - .045)* (42/12) = 553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R – E)
= 54,181.21 - (20,000.00 – 553.66) = 34,734.87

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

In order to supplement the description in the Prospectus and Appendixes A, B and C thereto, the following provides additional information about the Policy which may be of interest to Policy Owners.

The amounts shown in the Annuity Tables contained in your Policy represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Policy corresponding to the Annuity Payment Option elected by the

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Policy Owner and based on an assumed interest rate of 5%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days before the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

(a) =	the Annuity Unit Value for the immediately preceding Business Day;

(b) =	the Net Investment Factor for the day;

(c) =	the investment result adjustment factor (.99986634 per day), which recognizes an assumed interest rate of 5% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount resulting from:

(a) =	any increase or decrease in the value of the Subaccount attributable to investment results;

(b) =	a daily charge assessed at an annual rate of 0.40% for the mortality and expense risks assumed by Monumental of the value of the Subaccount;

(c) =	a daily charge for the cost of administering the Policy corresponding to an annual charge of 0.15% of the value of the Subaccount.

The Annuity Tables contained in the Policy are based on the A2000 Table, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females) at the minimum guaranteed interest rate.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing subaccount to Annuity Units of any other subaccount(s) then available. The written request for an exchange must be received by us, however, in good order, at least ten Business Days before the first payment date on which the exchange is to take effect. An exchange shall result in the same dollar amount as that of the Annuity Payment on the date of exchange (the “Exchange Date”). Each year you may make an unlimited number of free exchanges between Subaccounts. We reserve the right to charge a $10 fee in the future for exchanges in excess of twelve per Policy Year.

Exchanges will be made using the Annuity Unit Value for the subaccounts on the date the written request for exchange is received. On the Exchange Date, Monumental will establish a value for the current subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing subaccounts and compute the number of Annuity Units for the new subaccounts by dividing the Annuity Unit Value of the new subaccounts into the value previously calculated for the existing subaccounts.

DEATH BENEFIT

Adjusted Partial Surrender. In the event you make a partial surrender (withdrawal) of your Policy, the amount of your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The amount

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of the reduction depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial surrender is (1) multiplied by (2), where:

(1)	is the gross partial surrender, where the gross partial surrender = requested partial surrender minus excess interest adjustment; and

(2)	is the adjustment factor, which = current death proceeds before the surrender divided by the current policy value before the surrender, where death proceeds equal the maximum of policy value, cash value, and guaranteed minimum death benefit.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

EXAMPLE 1 (Assumed Facts for Example)
$75,000	current guaranteed minimum death benefit before surrender
$50,000	current policy value before surrender
$75,000	current death proceeds
$15,000	requested surrender
$5,000	Excess interest adjustment-free amount (assumes 10% penalty free surrender is available)
$100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)
$14,900	reduction in policy value = 15000 - 100
$22,350	adjusted partial surrender = 14,900 * (75,000/50,000)
$52,650	new guaranteed minimum death benefit (after surrender) = 75,000 - 22,350
$35,100	new policy value (after surrender)=50,000 – 14,900

Summary:

Reduction in guaranteed minimum death benefit	= $22,350
Reduction in policy value	= $14,900

Note, the guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just before the surrender.

EXAMPLE 2 (Assumed Facts for Example)
$50,000	current guaranteed minimum death benefit before surrender
$75,000	current policy value before surrender
$75,000	current death proceeds
$15,000	requested surrender
$7,500	excess interest adjustment-free amount (assumes 10% penalty free surrender is available)
$ - 100	excess interest adjustment (assumes interest rates have increased since initial guarantee)
$15,100	reduction in policy value = $15,000 - (- 100) = 15,000 + 100
$15,100	adjusted partial surrender = $15,100 * (75,000/75,000)
$34,900	new guaranteed minimum death benefit (after surrender) = 50,000 - 15,100
$59,900	new policy value (after surrender) = 75,000 – 15,100

Summary:
Reduction in guaranteed minimum death benefit	= $	15,100
Reduction in policy value	= $	15,100

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was higher than the guaranteed minimum death benefit just before the surrender.

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STABILIZED PAYMENTS

If you have selected a payout feature that provides for stabilized payments (i.e. the Initial Payment Guarantee), please note that the stabilized payments remain constant throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your annuitization anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased because fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*
AIR			3.50%
First Variable Payment			$500
		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:		400.0000	1.250000	$500.00	—	—	400.0000
	February 1	400.0000	1.254526	$501.81	$500.00	0.0084	400.0084
	March 1	400.0000	1.253122	$501.25	$500.00	0.0058	400.0142
	April 1	400.0000	1.247324	$498.93	$500.00	(0.0050)	400.0092
	May 1	400.0000	1.247818	$499.13	$500.00	(0.0040)	400.0051
	June 1	400.0000	1.244178	$497.67	$500.00	(0.0109)	399.9943
	July 1	400.0000	1.250422	$500.17	$500.00	0.0008	399.9951
	August 1	400.0000	1.245175	$498.07	$500.00	(0.0090)	399.9861
	September 1	400.0000	1.251633	$500.65	$500.00	0.0030	399.9891
	October 1	400.0000	1.253114	$501.25	$500.00	0.0058	399.9949
	November 1	400.0000	1.261542	$504.62	$500.00	0.0212	400.0161
	December 1	400.0000	1.265963	$506.39	$500.00	0.0293	400.0454
	January 1	400.0000	1.270547	$508.22	$500.00	0.0387	400.0841
	February 1	400.0841	1.275148	$510.17	$508.33	0.0086	400.0927

Expenses included in the calculations are 0.40% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

PERFORMANCE INFORMATION

MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Fund II will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

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Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [((Base Period Return)+1)365/7]-1

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

YIELD = 2[(a-b + 1)6-1]

      cd

Where:

[a]	equals the net investment income earned during the period by the Portfolio attributable to shares owned by a subaccount;

[b]	equals the expenses accrued for the period (net of reimbursement);

[c]	equals the average daily number of Units outstanding during the period; and

[d]	equals the maximum offering price per Accumulation Unit on the last day of the period.

Yield on a subaccount is earned from the increase in net asset value of shares of the Portfolio in which the subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the subaccounts, Monumental will show the “Standardized Average Annual Total Return,” calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including any contingent deferred sales load), the Annual Policy Fee and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Policy over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

P(1+T)n=ERV

Where:

(1) [P]	equals a hypothetical initial Premium Payment of $1,000;

(2) [T]	equals an average annual total return;

(3) [n]	equals the number of years; and

(4) [ERV]	equals the ending redeemable value of a hypothetical $1,000 Premium Payment made at the beginning of the period (or fractional portion thereof).

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NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Monumental may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may also make other assumptions, such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed.

NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN

Monumental may show Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified Premium Payment patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses, and 12b-1 fee, if applicable, restated as if the 12b-1 fee had been in existence from the inception date. However, they do not include the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

Monumental may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Policies with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

PERFORMANCE COMPARISONS

Performance information for any subaccount reflects only the performance of a hypothetical Policy under which Accumulation Value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Monumental Life Insurance Company as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a

13

Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each subaccount's performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

•	quality of underlying investments;

•	average maturity of underlying investments;

•	type of instruments in which the Portfolio is invested;

•	changes in interest rates and market value of underlying investments;

•	changes in Portfolio expenses; and

•	the relative amount of the Portfolio's cash flow.

From time to time, we may advertise the performance of the subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

•

Dow Jones Industrial Average (“DJIA”), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

•

Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor's figures.

•

Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios' Lipper rankings in various fund categories in advertising and sales literature.

•

Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

•

Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

•

Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

•

Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

•

Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

•

Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

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•

Standard & Poor's Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

•

Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

•	The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds' Prospectuses to obtain a more complete view of each Portfolio's performance before investing. Of course, when comparing each Portfolio's performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Monumental. The assets are kept physically segregated and held separate and apart from Monumental's general account assets. The general account contains all of the assets of Monumental. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the subaccounts and the general account.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

DISTRIBUTION REQUIREMENTS

The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the “designated beneficiary” as defined in section 72(s) of the Code. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policy satisfy all such Code requirements. The provisions contained in the policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

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The following discussion is based on the assumption that the policy qualifies as an annuity policy for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code provides that in order for a non-qualified variable policy which is based on a segregated asset account to qualify as an annuity policy under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury regulations. Monumental has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

OWNER CONTROL

In some circumstances, owners of variable contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts as a result of their ability to exercise the investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of our Policies, such as the flexibility of a policy owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Policies do not give policy owners investment control over separate account assets, we reserve the right to modify the Policies as necessary to prevent a policy owner from being treated as the owner of the separate account assets supporting the Policy.

WITHHOLDING

The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested to be made. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to mandatory federal income tax withholding of 20%. For this purpose an eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the Policy to a tax-qualified plan, IRA or tax sheltered annuity, or to a governmental 457 plan that agrees to separately account for rollover contributions. Different withholding requirements may apply in the case of non-United States persons.

QUALIFIED POLICIES

The qualified policy is designed for use with several types of tax-qualified retirement plans. Currently, Qualified Policies are available as traditional IRA policies and Roth IRA policies. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner

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(or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.

We may make available, as options under the policy, certain guaranteed minimum withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. Consult a qualified tax advisor before electing any of these benefits for a qualified policy.

Monumental makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of a policy for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

INDIVIDUAL RETIREMENT ANNUITIES

In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total Premium Payments for any calendar year may not exceed $5,000 ($6,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70  1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance policy, but tax regulations allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the Premium Payments paid or the cash value for the policy. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)

The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $120,000 for single filers, $176,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $5,000 ($6,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual, and made after attaining age 59  1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies.

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Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

SECTION 403(b) PLANS

Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policies include a death benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. For policies issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

If your policy was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a withdrawal or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

NON-NATURAL PERSONS

Pursuant to Section 72(u) of the Code, an annuity policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code, accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the Premium Payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at the year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent’s death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single Premium Payment; instead, such policies are taxed as described above under the heading “Taxation of Annuities.”

TAXATION OF MONUMENTAL

Monumental at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Monumental and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

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STATE REGULATION OF MONUMENTAL

Monumental is a stock life insurance company organized under the laws of Iowa, and is subject to regulation by the Iowa Department of Commerce, Insurance Division. An annual statement is filed with the Iowa Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of Monumental as of December 31st of the preceding calendar year. Periodically, the Iowa Commissioner of Insurance examines the financial condition of Monumental, including the liabilities and reserves of the Separate Account the operations of Monumental are also examined periodically by the National Association of Insurance Commissioners. In addition, Monumental is subject to regulation under the insurance laws of the other jurisdictions in which it may operate.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Monumental. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, Monumental will mail to all Policy Owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports as required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Monumental sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We currently offer the Policies on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

Transamerica Capital, Inc. (“TCI”) serves as principal underwriter for the policies. TCI’s home office is located at 4600 S. Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI, like Monumental, is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of FINRA, Inc. TCI is not a member of the Securities Investor Protection Corporation.

The Policies are offered to the public through fee-only advisors who are not paid a commission. The Policies are also offered to the public through broker-dealers ("selling firms") that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Policies. During fiscal years 2008, 2007 and 2006, TCI paid no amounts in commissions in connection with the sale of the Policies.

ADMINISTRATIVE SERVICES CONTRACT

We and TCI, the principal underwriter for the Policies, have contracted with Planning Corporation of America (“PCA”), a subsidiary of Raymond James & Associates, Inc., to provide certain administrative services to owners who purchase a Policy through registered representatives of PCA. The administrative services include customer application processing, agent insurance licensing and appointment process, and aggregation of customer statements. We pay Planning Corporation of America a fee equal to 0.15% of the amount of assets in the Policy that are sold by PCA registered representatives. During 2006, 2007 and 2008, we paid PCA $3,104.14, $4,900.57, and $3,738.71 respectively, in connection with this contract.

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LEGAL MATTERS

The law firm of Morgan, Lewis & Bockius LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Policy under the applicable federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2008 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Monumental Life Insurance Company at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, an Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policy and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor’s Edge Policy Owners as of December 31, 2008, and for the periods indicated thereon, including the Report of Independent Registered Public Accounting Firm thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements and schedules of Monumental Life Insurance Company and Peoples Benefit Life Insurance Company as of December 31, 2008, and 2007, and for each of the three years in the period ended December 31, 2008, including the Reports of Independent Registered Public Accounting Firm thereon, also are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor’s Edge Policy Owners and should be considered only as bearing on the ability of Monumental to meet its obligations under the Policies. They should not be considered as bearing on the safety or investment performance of the assets held in the Separate Account.

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THE ADVISOR’S EDGE SELECT® VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA CC

By

MONUMENTAL LIFE INSURANCE COMPANY

Prospectus

May 1, 2009

The Advisor’s Edge Select® Variable Annuity (the “Policy”) provides a means of investing on a tax-deferred basis in a variety of portfolios of underlying mutual funds (the “Portfolios”) and a fixed account which offers interest at rates that are guaranteed by Monumental Life Insurance Company. The Policy is an individual variable annuity policy and is intended for retirement savings or other long-term investment purposes. For investments in the Subaccounts, the Policy Owner (“You,” “Your”) bears all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Policy provides a Right to Cancel period of at least 20 days (30 days or more in some instances) during which the Policy may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios of the underlying mutual funds. These prospectuses give you important information about the Policy and the Portfolios, including the objectives, risks, and strategies of the Portfolios; you should keep them for future reference.

A Statement of Additional Information (“SAI”) for the Policy prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free of charge by calling our Administrative and Service Office at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus. Information about the variable annuity also can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. You may obtain information about the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

The Policy is not available in all states.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

TRANSAMERICA SERIES TRUST

– INITIAL CLASS

Managed by AEGON USA Investment Management, LLC.

Transamerica Index 50 VP

Transamerica Index 75 VP

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation—Conservative VP

Transamerica Asset Allocation—Growth VP

Transamerica Asset Allocation—Moderate VP

Transamerica Asset Allocation—Moderate Growth VP

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Value VP

Subadvised by ING Clarion Real Estate Securities, L.P.

Transamerica Clarion Global Real Estate Securities VP

Subadvised by J.P.Morgan Investment Management, Inc.

Transamerica JPMorgan Enhanced Index VP

Subadvised by MFS® Investment Management

Transamerica MFS International Equity VP

Subadvised by Pacific Investment Management Company, LLC

Transamerica PIMCO Total Return VP

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP

Subadvised by AEGON USA Investment Management, LLC.

Transamerica Efficient Markets VP

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC

Transamerica Templeton Global VP

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity VP

Transamerica Growth Opportunities VP

Transamerica Small/Mid Cap Value VP

Transamerica Value Balanced VP

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Van Kampen Active International Allocation VP

Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP

COLUMBIA FUNDS VARIABLE INSURANCE TRUST – TRUST CLASS A SHARES

Advised by Columbia Management Advisors, LLC

Columbia Small Company Growth Fund, Variable Series

CREDIT SUISSE TRUST

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Equity Flex I Portfolio

Credit Suisse U.S. Equity Flex I Portfolio

FEDERATED INSURANCE SERIES

Advised by Federated Equity Management Company of Pennsylvania

Federated Capital Income Fund II

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

Advised by Federated Global Investment Management Corp.

Federated Clover Value Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

– INITIAL CLASS

Advised by Fidelity Management & Research Company

Fidelity—VIP Contrafund® Portfolio

Fidelity—VIP Mid Cap Portfolio

Fidelity—VIP Value Strategies Portfolio

NATIONWIDE VARIABLE INSURANCE TRUST

Advised by Nationwide Fund Advisors

Gartmore NVIT Developing Markets Fund

VANGUARD VARIABLE INSURANCE FUND

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Advised by Schroeder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.

International Portfolio

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

WANGER ADVISORS TRUST

Advised by Columbia Wanger Asset Management, L.P.

Wanger International

Wanger USA

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

Advised by Wells Fargo Funds Management, LLC

WFAVT Small/Mid Cap Value Fund

2

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SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1. THE ANNUITY POLICY

The Advisor’s Edge Select® Variable Annuity

The Advisor’s Edge Select® Variable Annuity is a flexible-premium variable annuity offered by Monumental Life Insurance Company (“Monumental,” “We,” “Us,” “Our”). The Policy provides a means of investing on a tax-deferred basis in various Portfolios of the underlying funds and a fixed account offered by Monumental.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Policy provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Policy among the various Portfolios and the fixed account available under the Policy. You can contribute additional amounts to the Policy and you can take withdrawals from the Policy during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios of the underlying funds that you choose, and the interest rate we credit to the fixed account. (That interest rate will not be less than the guaranteed minimum effective annual interest rate shown on your Policy.) Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Policy. See ANNUITY PAYMENTS, for more information about Annuity Payment Options.

2. PURCHASE

You can buy the Policy with a minimum investment of $10,000 for Non-Qualified Policies and $1,000 for Qualified Policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. You can add $500 or more to Non-Qualified Policies and $25 or more to Qualified Policies at any time during the Accumulation Phase. We reserve the right to reject cumulative Premium Payments over $1,000,000 (this includes subsequent Premium Payments) for policies with the same owner or same annuitant.

3. INVESTMENT CHOICES

When you purchase the Policy, your Premium Payments are deposited into the Separate Account VACC (the “Separate Account”) or the fixed account, according to your allocation instructions. The Separate Account contains a number of Subaccounts that invest exclusively in shares of corresponding Portfolios of the underlying mutual funds (the “Subaccounts”). The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Monumental, but are accounted for separately from the Company’s other assets and can be used only to satisfy its obligations to the Policy Owners.

You can allocate your Premium Payments to one or more Subaccounts that invest exclusively in shares of the following Portfolios described in the underlying funds’ prospectuses and to the fixed account. The fixed account offers an interest rate that Monumental guarantees. Only certain of the following Subaccounts listed below are not available for investing by Owners of Policies issued with policy number AV375. For more information contact your agent.

You may make transfers of money among the Subaccounts and the Fixed Account, subject to certain limitations. We reserve the right to charge a $10 fee for each transfer in excess of 12 transfers per Policy Year and to impose restrictions and limitations on transfers.

Transamerica Index 50 VP – Initial Class

Transamerica Index 75 VP – Initial Class

Transamerica Asset Allocation—Conservative VP – Initial Class (1)

Transamerica Asset Allocation—Growth VP – Initial Class

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Transamerica Asset Allocation—Moderate VP – Initial Class

Transamerica Asset Allocation—Moderate Growth VP – Initial Class

Transamerica Capital Guardian Value VP – Initial Class

Transamerica Clarion Global Real Estate Securities VP – Initial Class (1)

Transamerica JPMorgan Enhanced Index VP – Initial Class (1)

Transamerica MFS International Equity VP – Initial Class

Transamerica PIMCO Total Return VP – Initial Class

Transamerica T. Rowe Price Small Cap VP – Initial Class

Transamerica Efficient Markets VP –Initial Class

Transamerica Templeton Global VP – Initial Class(2)

Transamerica Equity VP – Initial Class (1)

Transamerica Growth Opportunities VP – Initial Class

Transamerica Small/Mid Cap Value VP – Initial Class(1)

Transamerica Value Balanced VP – Initial Class (1)

Transamerica Van Kampen Active International

Allocation VP – Initial Class (1)

Transamerica Van Kampen Mid-Cap Growth VP – Initial Class

Columbia Small Company Growth Fund,

Variable Series – Class A Shares(1)

Credit Suisse International Equity Flex I Portfolio(1)(3)

Credit Suisse U.S. Equity Flex I Portfolio(1)(4)

Federated Capital Income Fund II(1)

Federated Clover Value Fund II(1)(5)

Federated Fund for U.S. Government Securities II(1)

Federated High Income Bond Fund II(1)

Federated Prime Money Fund II(1)

Gartmore NVIT Developing Markets Fund(1)

Vanguard – Short-Term Investment-Grade Portfolio

Vanguard – Total Bond Market Index Portfolio

Vanguard – Equity Index Portfolio

Vanguard – Mid–Cap Index Portfolio

Vanguard – REIT Index Portfolio

Vanguard – International Portfolio

Fidelity – VIP Contrafund® Portfolio – Initial Class

Fidelity – VIP Mid Cap Portfolio – Initial Class

Fidelity – VIP Value Strategies Portfolio – Initial Class

Wanger International (1)

Wanger USA (1)

WFAVT Small/Mid Cap Value Fund(1)

(1)	Owners of Policy Number AV375 may invest in these funds.
(2)	Transamerica Capital Guardian Global VP merged into Transamerica Templeton Global VP.
(3)	Formerly known as Credit Suisse International Focus Portfolio.
(4)	Formerly known as Credit Suisse Small Cap Core I Portfolio
(5)	Formerly known as Federated American Leaders Fund II.

You can make or lose money in any of the Subaccounts that invest in these Portfolios depending on their investment performance.

4. PERFORMANCE

The investment performance of the Subaccounts you choose directly affects the value of your Policy. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, Monumental may advertise the investment performance of the Subaccounts. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission (“SEC”), as well as certain non-standardized methods. Past performance does not indicate or predict future performance.

5. EXPENSES

Note: The following section on expenses and the Policy Fee Table and Example apply only to Policies issued after the date of this prospectus. See “Appendix B” for information about prior versions of the Policy.

No sales load is deducted from Premium Payments.

No surrender charge applies to withdrawals. Full surrenders, partial withdrawals, and transfers from a Guaranteed Period Option of the fixed account may be subject to an Excess Interest Adjustment, however, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an Annuity Payment Option from a Guaranteed Period Option of the fixed account.

Monumental will deduct daily mortality and expense risk fees and administrative charges at an annual rate of either 1.45%, 1.50% or 1.60% from the assets in each Subaccount (depending on the death benefit you select).

On each Policy Anniversary and at the time of surrender during any Policy Year before the Annuity Commencement Date, we reserve the right to assess a service charge of up to $30 for policy administration expenses. The Service Charge will not be deducted

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on a Policy Anniversary or at the time of surrender if, at either of these times, (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.

If you elect the Additional Death Benefit option, then there is an annual fee during the Accumulation Phase of 0.25% of the Policy Value.

If you elect the Additional Death Distribution - II option, then there is an annual fee of 0.55% of the Policy Value.

If you elect the Initial Payment Guarantee when you annuitize, then there is an additional fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts. The fee may be higher or lower at the time you annuitize or elect the Initial Payment Guarantee.

If you select the Life with Emergency Cash® annuity payment option, then a surrender charge applies for the first four years after the Annuity Commencement Date. We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time that you annuitize under this option.

If you elect the Architect rider, then there is a rider fee, which ranges from 0.30% to 1.00% of the total withdrawal base on each rider anniversary, depending on which rider options you select. For each option you elect with the rider, you will be charged an annual fee during the accumulation phase that is also a percentage of the total withdrawal base.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.5%, depending on the state.

The value of net assets of the Subaccounts will reflect the management fee and other expenses incurred by the Portfolios.

6. ACCESS TO YOUR MONEY

You can take money out of your Policy at any time during the Accumulation Phase. Each withdrawal you make must be at least $500. If you have Policy Value in the fixed account, then each Policy year you may withdraw up to 10% of your Policy Value in the fixed account (“free amount”) free of Excess Interest Adjustments. Amounts withdrawn from the fixed account in excess of the 10% “free amount”, may be subject to Excess Interest Adjustments. You may have to pay income tax and a tax penalty on any money you take out. Withdrawals may be restricted under Qualified Policies.

Full withdrawals (i.e., surrenders) of the Policy are not generally permitted during the income phase unless you elect the Life with Emergency Cash® annuity payment option.

7. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Policy allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of each payment rises or falls depending on the investment performance of the Portfolios of the underlying funds you have chosen) or a fixed basis (where the amount of each payment will remain level). If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Initial Payment Guarantee is available (for an extra fee) under the Policy, and it, guarantees a minimum amount for each annuity payment.

8. DEATH BENEFIT

If you are both the owner and the annuitant and you die before the Income Phase begins, then your beneficiary will receive a death benefit. If the owner is not the annuitant, no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your advisor if you have questions.

You may choose one of the following guaranteed minimum death benefit options:

•	Return of Premium—available if the owner or annuitant is age 0 to 85 on the Policy Date;

•	6 Year Step-Up To Age 81—available if the owner or annuitant is age 0 to 75 on the Policy Date; or

•	Double Enhanced Death Benefit—available if the owner or annuitant is age 0 to 79 on the Policy Date.

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Charges are lower if you choose the Policy Value death benefit. After the Policy is issued, the death benefit option cannot be changed.

If the guaranteed minimum death benefit is not available because of the age of the owner or annuitant, the death benefit will be the greater of the Policy Value or the Cash Value as of the date of death.

9. TAXES

In general, you are not taxed on earnings on your investment in the Policy until you withdraw them or receive Annuity Payments. Earnings are taxed as ordinary income. During the Accumulation Phase, for tax purposes withdrawals are taken from earnings first, then from your investment in the Policy. For Annuity Payments, payments come partially from earnings and partially from your investment. You are taxed only on the earnings portion of each Annuity Payment. If you receive money from the Policy before age 59 1/2, you may have to pay a 10% penalty tax on the earnings portion received.

10. ADDITIONAL FEATURES

This Policy has additional features that might interest you. These features are not available in all states and may not be suitable for your particular situation. These include the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your Policy is in the Accumulation Phase. This feature is referred to as the “systematic payout option.” Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

You can elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Benefit” (“ADB”) and Additional Death Distribution - II (“ADD-II”). There is an extra charge for these riders.

•

You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee”. There is an extra charge for this rider.

•

Under certain medically related circumstances, we will allow you to surrender or partially withdraw your Policy Value without an Excess Interest Adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may withdraw all or a portion of the Policy Value free of Excess Interest Adjustments. This feature is called the “Unemployment Waiver.”

•	You may make transfers and/or change the allocation of additional Premium Payments by telephone.

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the Policy Value among the various subaccounts. This feature is called “Asset Rebalancing.”

•

You can arrange to have a certain amount of money (at least $500) automatically transferred from the fixed account or a money market Subaccount either monthly or quarterly, into your choice of Subaccounts. This feature is called “Dollar Cost Averaging.”

•

You may elect an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Architect Guaranteed Lifetime Withdrawal Benefit.” If you elect the Architect Guaranteed Lifetime Withdrawal Benefit, you must allocate 100% of your Policy Value to one or more of the designated investment choices and the allocation is subject to specified equity limits. There is an extra charge for this rider.

11. OTHER INFORMATION

Right to Cancel Period

You may return your Policy for a refund, but only if you return it in good order and within a prescribed period, which is usually 20 to 30 days after you receive the Policy, or whatever longer period may be required by state law. The amount of the refund will generally be Premiums paid, plus or minus accumulated gains or losses in the Separate Account. However, if state law requires, then we will refund your original Premium Payment(s). A returned Policy will be deemed void.

Section 1035 Exchanges

Before exchanging one annuity for another under Section 1035 of the Internal Revenue Code (“1035 Exchange”), you should compare both annuities carefully. If you exchange an annuity contract for the Policy described in this prospectus, then you might have to pay a surrender charge and tax, including a

7

penalty tax, on your old annuity contract; other fees and charges may be higher (or lower) under this Policy, and the benefits under this Policy may be different. You should not exchange another annuity contract for this Policy unless you determine, after knowing all of the facts, that the change is in your best interest and not just better for the person trying to sell you this Policy. If you decide to purchase this Policy through a 1035 Exchange, you should speak to your financial professional or tax advisor to make sure that the transaction will be tax free. If you surrender your old annuity contract for cash and then buy a new annuity contract, for example, you may have to pay tax on the surrender.

State Variations

Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. Please note that this prospectus describes the material rights and obligations of the Policy Owner, and maximum fees and charges for all Policy features and benefits are set forth in the fee table of this prospectus. See your Policy for specific variations because any such state variation will be included in your Policy. See your advisor or contact us for specific information that may be applicable to your state.

Monumental Life Insurance Company

Monumental Life Insurance Company is a life insurance company incorporated under Iowa law. It is principally engaged in offering life insurance and annuity policies.

Separate Account VA CC

The Separate Account is a unit investment trust registered with the SEC and operating under Iowa law. The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying funds.

Condensed Financial Information

Please note that Appendix A contains a history of accumulation unit values in a table labeled “Condensed Financial Information”

12. INQUIRIES AND POLICY AND POLICYHOLDER INFORMATION

If you need more information or want to make a transaction, please contact us at:

Monumental Life Insurance Company

Administrative and Service Office

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

(800) 866-6007

You may check your policy at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

A glossary of terms used in this prospectus is provided in the Statement of Additional Information.

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FEE TABLE(1)

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Cash Value between investment choices. State premium taxes may also be deducted, and Excess Interest Adjustments may be made to amounts surrendered or applied to Annuity Payment Options from Cash Value from the fixed account.

Policy Owner Transaction Expenses
Sales Load Imposed on Premiums	None
Contingent Deferred Sales Load (surrender charge)(2)	None
Transfer Fees(3)	$0 - $10
Special Service Fee	$0 - $25

(1)

The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase, the fees may be different than those described in the fee table. See Section 5, “Expenses.”

(2)	If you select the Life With Emergency Cash® annuity payment option, you will be subject to a surrender charge after the Annuity Commencement Date. See Section 5, “Expenses.”
(3)	Monumental does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

The following table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)		$30
Separate Account Annual Expenses (as a percentage of assets in the Separate Account)(2)
Separate Account Expenses:
Mortality and Expense Risk Fee		1.45%
Administrative Charge		0.15%
Total Base Separate Account Annual Expenses(3)		1.60%
Annual Optional Rider Fees
Additional Death Benefit(4)		0.25%
Additional Death Distribution – II(5)		0.55%
Architect Guaranteed Lifetime Withdrawal Benefit(6)	Single Life Option	Joint Life Option
50% Maximum Equity Percentage	0.30%	0.45%
60% Maximum Equity Percentage	0.45%	0.65%
70% Maximum Equity Percentage	0.65%	1.00%

(1)

We may assess an Annual Policy Service Charge of up to $30 for policy administration expenses (but no more than 2% of the Policy Value at the time of deduction). We will not assess this charge on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.

(2)

If you elect the Initial Payment Guarantee at the time of annuitization, you will pay an additional fee—currently equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts—that is reflected in the amount of the annuity payments that you receive. See Section 10, “Additional Features.”

(3)

Total Annual Separate Account Expenses shown (1.60%) applies to the Double Enhanced Death Benefit option. This reflects a fee that is 0.10% and 0.15% per year higher than the 1.50% and 1.45% corresponding total separate account expenses for the 6 Year Step-Up Death Benefit and Return of Premium Death Benefit options, respectively.

(4)	The annual rider fee is 0.25% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination. See Section 5, “Expenses.”
(5)	The annual rider fee is 0.55% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination. See Section 5, “Expenses.”
(6)

The annual rider fee is a percentage of the total withdrawal base. The total withdrawal base on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent total withdrawal base adjustments. See Section 10, “Additional Features – Architect

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Guaranteed Lifetime Withdrawal Benefit.

The next item shows the lowest and highest total operating expenses charged by the portfolios for the year ended December 31, 2008 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Portfolio Annual Operating Expenses(1)	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.19%	3.79%

(1)

The fee table information relating to the Portfolios is for the year ending December 31, 2008 (unless otherwise noted) and was provided to Monumental by the underlying funds, their investment advisers or managers, and Monumental has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the Portfolios may be greater or less than those shown in the Table.

EXAMPLE(1)

The following example is intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy Owner transaction expenses, Policy fees, Separate Account annual expenses, and Portfolio fees and expenses. The following example illustrates the highest fees and expenses of any of the Portfolios for the year ended December 31, 2008, and the highest combination of Separate Account expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming no optional riders have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit option you select.

	1 Year	3 Years	5 Years	10 Years
Double Enhanced Death Benefit Option (1.60%)	$541	$1,616	$2,682	$5,308
6 Year Step-Up at Age 81 Death Benefit Option (1.50%)	$531	$1,589	$2,639	$5,236
Return of Premium Death Benefit Option (1.45%)	$526	$1,575	$2,618	$5,200

(1)	Different fees and expenses not reflected in the example may be assessed during the income phase of the Policy.

EXAMPLE(1)

The following example illustrates the highest fees and expenses of any of the Portfolios for the year ended December 31, 2008, and the highest combination of Separate Account expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming the ADD-II rider and (except as noted in footnote #2 below) the Architect Guaranteed Lifetime Withdrawal Benefit (“Architect GLWB”) rider have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit option you select:

	1 Year	3 Years	5 Years	10 Years
Double Enhanced Death Benefit Option(2) (1.60%)	$596	$1,780	$2,954	$5,846
6 Year Step-Up to Age 81 Death Benefit Option (1.50%)	$686	$2,035	$3,353	$6,515
Return of Premium Death Benefit Option (1.45%)	$681	$2,022	$3,333	$6,483

(1)	Different fees and expenses not reflected in the example may be assessed during the income phase of the

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Policy.

(2)	These figures do not include the Architect GLWB, because you may not elect this option and the Architect GLWB rider together.

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Policy. In addition, your rate of return may be more or less than the 5% assumed in the example. This example does not reflect any premium taxes.

For information concerning compensation paid for the sale of the Policies, see “Distribution of the Policies.”

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1. THE ANNUITY POLICY

The Advisor’s Edge Select® Variable Annuity is a flexible-premium multi-funded variable annuity offered by Monumental. The Policy provides a means of investing on a tax-deferred basis in various Portfolios of the underlying mutual funds (the “Portfolios”) and a fixed account. The fixed account offers interest rates that Monumental guarantees will not decrease during the selected guaranteed period. There may be a different interest rate for each different guaranteed period that you select. The Guaranteed Period Options are the various interest rate periods for the fixed account which Monumental may offer and into which Premium Payments may be paid or amounts transferred.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement, but also for other long-term investment purposes. The tax-deferred feature of the Policy is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. There is no additional tax deferral benefit when the Policy is purchased to fund a qualified plan.

About the Policy

The Advisor’s Edge Select® Variable Annuity is a policy between you, the Policy Owner, and Monumental, the issuer of the Policy. (Owners of Policies issued before the date of this prospectus, on form number AV375, should also refer to Appendix B.)

The Policy provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Policy and ends immediately before the Annuity Commencement Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Policy among the various available Portfolios and the fixed account. The Policy is a variable annuity because the value of your investment in the Subaccounts can go up or down depending on the investment performance of the Subaccounts you choose. You could lose the amount that you allocate to the Subaccounts. The Policy is a flexible-premium annuity because after you purchase it, you can make additional investments of at least $500 until the Income Phase begins; you are not required to make any additional investments. During this phase, you are generally not taxed on earnings from amounts invested unless you make withdrawals.

Other benefits available during the Accumulation Phase include the ability to:

•	Make transfers among your investment choices at no charge and without current tax consequences. (See Transfers Among the Subaccounts and the Fixed Account.)

•

Withdraw all or part of your money with no surrender penalty charged by Monumental, although you may incur income taxes and a 10% penalty tax and an Excess Interest Adjustment. (See ACCESS TO YOUR MONEY- Full and Partial Withdrawals.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Policy and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Subaccounts you choose. However, if you annuitize under the Initial Payment Guarantee, then Monumental will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider. If fixed, the payment amounts are level.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Policy, money you have allocated to the Subaccounts is deposited into Separate Account VA CC. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account

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belong to Monumental but are accounted for separately from Monumental’s other assets and can be used only to satisfy its obligations to Policy Owners.

2. PURCHASE

Customer Order Form and Issuance of Policies

To invest in The Advisor’s Edge Select® Variable Annuity, you should send a completed customer order form and your Initial Premium Payment to the address indicated on the customer order form. If you wish to make a personal delivery by hand or courier to Monumental of your completed customer order form and Initial Premium Payment (rather than through the mail), do so at our Administrative and Service Office, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Monumental will issue a Policy only if the Annuitant and Joint Annuitant are 85 years of age or younger.

If the customer order form and any other required documents are received in good order, Monumental will issue the Policy and will credit the Initial Premium Payment within two Business Days after receipt. (A Business Day is any day that the New York Stock Exchange is open for regular trading.) Along with the Policy, Monumental will also send a Policy acknowledgment form, which you should complete, sign, and return in accordance with its instructions.

If Monumental cannot credit the Initial Premium Payment because the customer order form or other required documentation is incomplete, Monumental will contact the applicant in writing, explain the reason for the delay, and refund the Initial Premium Payment within five Business Days unless the applicant consents to Monumental’s retaining the Initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled.

Qualified Policy

In addition to Non-Qualified Policies, Monumental also offers the Advisor’s Edge Select® as a Qualified Policy. Note that Qualified Policies contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Policy.

When the term “Qualified Policy” is used in this prospectus we mean a Policy that qualifies as a tax sheltered annuity or an individual retirement annuity under Section 403(b), 408(b), or 408A of the Internal Revenue Code. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies.

Premium Payments

A Premium Payment is any amount you use to buy or add to the Policy. A Premium Payment may be reduced by any applicable Premium Tax. In that case, the resulting amount is called a Net Premium Payment. The initial Net Premium Payment is credited to the Policy within two Business Days of receipt (in good order) of the Premium Payment, customer order form and other required documents.

A Few Things to Keep in Mind Regarding Premium Payments

•	The minimum Initial Premium Payment for a Non-Qualified Policy is $10,000.

•	The minimum Initial Premium Payment for a Qualified Policy is $1,000 (or $50 if by payroll deduction).

•	You must obtain prior company approval to purchase a policy with an amount less than the stated minimum.

•

We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Monumental Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollovers or transfers from other financial institutions. Any third party checks not accepted by company will be returned.

•	We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.”

•

You may make additional Premium Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Premium Payments must be at least $500 for Non-Qualified Policies. Additional Premium Payments must be at least $25 for Qualified Policies.

•

Additional Premium Payments received in good order before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Policy as of the close of business that same day.

•	We reserve the right to reject cumulative Premium Payments over $1,000,000 (this

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includes subsequent Premium Payments) for policies with the same owner or same annuitant.

•	Your Initial Net Premium Payment will be invested on the policy date among the Subaccounts selected in your customer order form. See Allocation of Premium Payments, for more information.

The date on which the Policy is issued is called the Policy Date. A Policy Anniversary is any anniversary of the Policy Date. A Policy Year is a period of twelve months starting with the Policy Date or any Policy Anniversary.

There may be delays in our receipt of applications that are outside of our control. Any such delays will affect when your Policy can be issued and your Premium Payment(s) allocated among your investment choices.

Purchasing by Wire

For wiring instructions, please contact our Administrative and Service Office at 800-866-6007.

Allocation of Premium Payments

You specify on the customer order form what portion of your Premium Payments you want to be allocated among which Subaccounts and which Guaranteed Period Options. You may allocate your Premium Payments to one or more Subaccounts or to any of the Guaranteed Period Options. All allocations you make to the Subaccounts must be in whole-number percentages totaling 100%. Monumental reserves the right to refuse any Premium Payment.

Should your investment goals change, you may change the allocation percentages for additional Net Premium Payments by sending written notice to or by calling Monumental. Requests for Transfers received in good order before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

WHAT’S MY POLICY WORTH TODAY?

Policy Value

The Policy Value of your Policy is the value of all amounts accumulated under the Policy during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Policy is opened, the Policy Value is equal to your Initial Net Premium Payment. On any Business Day thereafter, the Policy Value equals the Policy Value from the previous Business Day, plus—

•	any additional Net Premium Payments credited

•	any increase in the Policy Value attributable to investment results of the Subaccount(s) you selected and the interest credited to the Guaranteed Period Options minus—

•	any decrease in the Policy Value attributable to investment results of the Subaccount(s) you selected

•	the daily Mortality and Expense Risk Fee

•	the daily Administrative Expense Charge

•	the Annual Policy Service Charge and any riders, charges if applicable

•	any withdrawals (including the net effect of any applicable Excess Interest Adjustments on such withdrawals)

•	any charges for Transfers made after the first twelve in a Policy Year

•	any Premium Taxes that occur during the Valuation Period.

(The Cash Value, which is what you receive if you fully withdraw (i.e., surrender) your Policy, is the Policy Value plus or minus any applicable Excess Interest Adjustment, and minus certain fees and charges.)

The Valuation Period is any period between two successive Business Days beginning at the close of business (generally 4:00 p.m. Eastern time) of the first Business Day and ending at the close of business of the next Business Day.

You should expect the Policy Value of your Policy to change from Valuation Period to Valuation Period, reflecting the investment experience of the Subaccounts you have selected as well as the daily deduction of charges.

An Accumulation Unit is a measure of your ownership interest in the Policy during the Accumulation Phase. When you allocate your Net Premium Payments to a selected Subaccount, Monumental will credit a certain number of Accumulation Units to your Policy. Monumental determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the payment is credited.

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Each Subaccount has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Subaccount. The net rate of return reflects the performance of the Subaccount for the Valuation Period and is net of asset charges to the Subaccount. The Policy Value in each Subaccount equals the number of Accumulation Units in the Subaccount multiplied by the Accumulation Unit Value for that Subaccount.

All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value.

3. INVESTMENT CHOICES

The Advisor’s Edge Select® Variable Annuity offers you a means of investing in various Portfolios offered by different investment companies (each investment company a “Fund”) and a fixed account. The companies that provide investment advice and administrative services for the underlying fund Portfolios offered through this Policy are listed below. For information about the fixed account and the Guaranteed Period Options, see The Fixed Account.

TRANSAMERICA SERIES TRUST – INITIAL CLASS

Managed by AEGON USA Investment Management, LLC.

Transamerica Index 50 VP

Transamerica Index 75 VP

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation—Conservative VP

Transamerica Asset Allocation—Growth VP

Transamerica Asset Allocation—Moderate VP

Transamerica Asset Allocation—Moderate Growth VP

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Value VP

Subadvised by ING Clarion Real Estate Securities, L.P.

Transamerica Clarion Global Real Estate Securities VP(1)

Subadvised by J.P. Morgan Investment Management, Inc.

Transamerica JPMorgan Enhanced Index VP(1)

Subadvised by MFS® Investment Management

Transamerica MFS International Equity VP(1)

Subadvised by Pacific Investment Management Company, LLC

Transamerica PIMCO Total Return VP

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP

Subadvised by AEGON USA Investment Management, LLC

Transamerica Efficient Markets VP

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC

Transamerica Templeton Global VP(2)

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity VP(1)

Transamerica Growth Opportunities VP

Transamerica Small/Mid Cap Value VP(1)

Transamerica Value Balanced VP(1)

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Van Kampen Active International Allocation VP(1)

Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP

COLUMBIA FUNDS VARIABLE INSURANCE TRUST – CLASS A SHARES

Advised by Columbia Management Advisors, Inc.

Columbia Small Company Growth Fund, Variable Series(1)

CREDIT SUISSE TRUST

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Equity Flex I Portfolio(1)(3)

Credit Suisse U.S. Equity Flex I Portfolio(1)(4)

FEDERATED INSURANCE SERIES

Advised by Federated Equity Management Company of Pennsylvania

Federated Capital Income Fund II(1)

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II (1)

Federated High Income Bond Fund II(1)

Federated Prime Money Fund II(1)(5)

Advised by Federated Global Investment Management Corp.

Federated Clover Value Fund II(1)(6)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND – INITIAL CLASS

Advised by Fidelity Management & Research Company

VIP Contrafund® Portfolio

VIP Mid Cap Portfolio

VIP Value Strategies Portfolio

NATIONWIDE VARIABLE INSURANCE TRUST

Advised by Nationwide Fund Advisors

Gartmore NVIT Developing Markets Fund(1)

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VANGUARD VARIABLE INSURANCE FUND

Advised by Vanguard’s Quantitative Equity Group

Vanguard—Equity Index Portfolio

Vanguard—Mid-Cap Index Portfolio

Vanguard—REIT Index Portfolio

Advised by Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.

Vanguard—International Portfolio

Advised by Vanguard’s Fixed Income Group

Vanguard—Short-Term Investment-Grade Portfolio

Vanguard—Total Bond Market Index Portfolio

WANGER ADVISORS TRUST

Advised by Columbia Wanger Asset Management, L.P.

Wanger International (1)

Wanger USA (1)

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

Advised by Wells Fargo Funds Management, LLC

WFAVT Small/Mid Cap Value Fund(1)

(1)	Owners of Policy Number AV375 may invest in these funds.
(2)	Transamerica Capital Guardian Global VP merged into Transamerica Templeton Global VP.
(3)	Formerly known as Credit Suisse International Focus Portfolio.
(4)	Formerly known as Credit Suisse Small Cap Core I Portfolio.
(5)

There can be no assurance that the Federated Prime Money Fund II portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and partly as a result of Policy charges, the yield on the Federated Prime Money Fund II subaccount may become extremely low and possibly negative.

(6)	Formerly known as Federated American Leaders Fund II.

The following subaccounts were closed to new investment as of May 1, 2006.

TRANSAMERICA SERIES TRUST – INITIAL CLASS

Subadvised by ClearBridge Advisors, L.L.C

Transamerica Legg Mason Partners All Cap VP

Subadvised by Transamerica Investment Management, LLC

Transamerica Science & Technology VP

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. – CLASS B

Advised by AllianceBernstien L.P.

AllianceBernstein Global Thematic Growth Portfolio(1)

AllianceBernstein Growth Portfolio

AllianceBernstein Large Cap Growth Portfolio

(1)	Formerly known as AllianceBernstein Global Technology Portfolio.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. – SERVICE CLASS

Advised by The Dreyfus Corporation

DREYFUS VARIABLE INVESTMENT FUND – SERVICE CLASS

Advised by The Dreyfus Corporation

Dreyfus VIF – Appreciation Portfolio

SELIGMAN PORTFOLIOS, INC. – CLASS 2 SHARES

Advised by J. & W. Seligman & Co. Incorporated

Seligman Capital Portfolio

Seligman Communications and Information Portfolio

Seligman Global Technology Portfolio

There is no assurance that a Portfolio will achieve its stated objective.

The general public may invest in the Portfolios only through certain insurance policies and qualified plans. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. There may be delays in our receipt of applications that are outside of our control. Any such delays will affect when your Policy can be issued and your Premium Payment(s) allocated among your investment choices.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Funds. You should read the prospectuses for the Portfolios carefully before you invest.

You can obtain prospectuses for the Portfolios by calling or writing to our Administrative and Service Office.

Selection of Underlying Portfolios

The underlying portfolios offered through this product are selected by Monumental, and Monumental may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see

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“Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

You are responsible for choosing the portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because you bear the investment risk, you should carefully consider decisions you make regarding your investment allocations. Note: Certain Portfolios have similar names. It is important that you state or write the full name of the Portfolio to or from which you wish to direct your allocation when you submit an allocation request. Failure to do so may result in a delay of the requested allocation amount being credited to, or withdrawn or transferred from, the Subaccount.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you, including each fund’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or portfolio. After you select portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the value of your Policy resulting from the performance of the portfolios you have chosen.

We do not recommend or endorse any particular portfolio and we do not provide investment advice. We do not guarantee that any Subaccounts will always be available for Premium Payments, allocations, or transfers.

We also reserve the right to limit the number of Subaccounts you are invested in at any one time.

Addition, Deletion or Substitution of Investments

Monumental cannot and does not guarantee that any of the subaccounts will always be available for Premium Payments, allocations or transfers. Monumental retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Monumental reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the judgment of Monumental, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuities, or from effecting an exchange between series or classes of variable annuities on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Monumental, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Monumental. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Monumental may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Monumental will notify you and request reallocation of the amounts invested in the eliminated subaccount.

Similarly, Monumental may, at its discretion, close a subaccount to new investment (either transfers or premium payments). Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation, be invested in the subaccount that invests in a portfolio of money market instruments. If a portfolio of money market instruments is unavailable, Monumental will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

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In the event of any such substitution or change, Monumental may, by appropriate endorsement, make such changes in the policy as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts.

To the extent permitted by applicable law, Monumental also may transfer the assets of the separate account associated with the policies to another account or accounts.

The Fixed Account

Premium Payments allocated and amounts transferred to the fixed account become part of Monumental’s general account. Interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 and 1940 Acts. Monumental has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

While we do not guarantee that the fixed account will always be available for new investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your Policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the Guaranteed Period Option you selected, the value in the Guaranteed Period Option will automatically be transferred into a new Guaranteed Period Option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a Guaranteed Period Option of the fixed account are subject to an Excess Interest Adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your Policy. The Excess Interest Adjustment will not decrease the interest credited to your Policy below the guaranteed minimum, however.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with Monumental’s other general assets. The amount of money you are able to accumulate in the fixed account during the Accumulation Phase depends upon the total interest credited. The amount of annuity payments you receive during the Income Phase from the fixed portion of your Policy will remain level for the entire Income Phase.

We reserve the right to refuse any Premium Payment or transfer to the fixed account.

Transfers Among the Subaccounts and the Fixed Account

Should your investment goals change, you may make unlimited transfers of money among the Subaccounts and the Fixed Account at no cost, subject to the limitations described above which we reserve the right to impose, and the following conditions:

•

You may make requests for transfers in writing or by telephone. Monumental will process requests it receives in good order before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

•	The minimum amount you may transfer from a Subaccount is $500 (unless the Policy Value in a Subaccount is less than $500).

•	Monumental does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for Transfers in excess of 12 per Policy Year.

•	Transfers out of a Guaranteed Period Option of the fixed account are limited to the following:

•	Within 30 days before the end of the guaranteed period you must notify us that you wish to transfer the amount in that Guaranteed Period Option to another investment choice. No Excess Interest

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Adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest Premium Payment first.

•

Other than at the end of a guaranteed period, transfers of amounts from the Guaranteed Period Option (in excess of interest credited), are subject to an Excess Interest Adjustment. If the adjustment is negative, then the maximum amount you can transfer is 25% of the amount in that Guaranteed Period Option, less any previous transfers during the current Policy Year. If the adjustment is positive, then we do not limit the amount that you can transfer.

•	Transfers of the Guaranteed Period Option amounts equal to interest credited must be at least $50.

•	There are no transfers permitted out of the Dollar Cost Averaging Fixed Account Option except through the Dollar Cost Averaging Program.

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers, frequent or disruptive traders (frequent transfers are considered to be disruptive). Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing or disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including

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your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some policy owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected. If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment advisor in providing these services.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•

expressly limit the number or size of transfers in a given period except for certain Subaccounts where an underlying fund Portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	limit the number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to

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purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for that portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4. PERFORMANCE

The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures will also reflect the premium enhancement, if any.

Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as

21

fees for optional benefits); performance figures would be lower if these charges were included.

5. EXPENSES

There are charges and expenses associated with the Policy that reduce the return on your investment in the Policy.

Excess Interest Adjustment

Withdrawals from the fixed account may be subject to an Excess Interest Adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also be made to amounts applied to an Annuity Payment Option. See “Excess Interest Adjustment” in the Statement of Additional Information.

Annual Policy Service Charge

We reserve the right to assess an Annual Policy Service Charge of up to $30 (but no more than 2% of your Policy Value at the time of deduction) for policy administrative expenses. We will not assess this charge on your Policy if (1) sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) your Policy Value equals or exceeds $50,000 or (3) the Policy is a Qualified Policy. We currently do not assess this fee.

Mortality and Expense Risk Fee

Monumental charges a fee as compensation for bearing certain mortality and expense risks under the Policy. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Fee is dependent on the death benefit option you select on the customer order form. For the Return of Premium Death Benefit Option, the mortality and expense risk fee is at an annual rate of 1.30%. For the 6 Year Step-Up Death Benefit Option, the mortality and expense risk fee is at an annual rate of 1.35%. For the Double Enhanced Death Benefit Option, the mortality and expense risk fee is at an annual rate of 1.45%.

We guarantee that the annual charge described above will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Monumental’s surplus. If the charges collected under the Policy are not enough to cover actual costs or assumed risks, then Monumental will bear the loss. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

A Closer Look At The Mortality and Expense Risk Fee

Monumental assumes mortality risk in two ways. First, where Policy Owners elect an Annuity Payment Option under which Monumental guarantees a number of payments over a life or joint lives, Monumental assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, Monumental assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

The expense risk that Monumental assumes is that the charges collected for administrative expenses, which are based on rates that are guaranteed not to increase above the rates shown for the life of the Policy, may not cover the actual costs of issuing and administering the Policy.

Administrative Expense Charge

Monumental assesses each Policy an annual Administrative Expense Charge to cover the cost of issuing and administering each Policy and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the Annuity Commencement Date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium Payments, asset rebalancing and dollar cost averaging transfers are not considered transfers for the purpose of assessing a transfer fee. All transfer requests made at the same time are treated as a single transfer.

Additional Death Benefit

If you elect the ADB, there is an annual rider fee during the accumulation phase of 0.25% of the Policy Value. The rider fee will be deducted on each rider

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anniversary and upon termination of the rider during the accumulation phase. The rider fee is deducted pro rata from each investment choice.

Additional Death Distribution - II

If you elect the ADD-II, there is an annual fee during the accumulation phase of 0.55% of the Policy Value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee is deducted pro rata from each investment choice.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, then there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value in the Subaccounts. The fee may be higher or lower at the time you annuitize and elect the rider.

Life with Emergency Cash® Surrender Charge

If you select the Life with Emergency Cash® annuity payment option, then you can surrender your Policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the Annuity Commencement Date. The following schedule shows the current surrender charge:

Number of years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
4 or more	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency Cash® annuity payment option.

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the Annuity Commencement Date and not from the Premium Payment date;

•	this charge is a percentage of the Adjusted Policy Value applied to the Life with Emergency Cash® annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Architect GLWB Fee

If you elect the Architect Guaranteed Lifetime Withdrawal Benefit, then an annual rider fee that is a percentage of the total withdrawal base is assessed on each rider anniversary. The percentage depends on the maximum “equity percentage” that you select (which is the percentage of your policy value that can be invested in the “equity” category of the designated investment choices), and whether you select the joint life option under the rider. The rider fee percentages are as follows:

Maximum Equity Percentage	Single Life Option	Joint Life Option
50%	0.30%	0.45%
60%	0.45%	0.65%
70%	0.65%	1.00%

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. The lowest and highest Portfolio expenses for the previous calendar year are found in the “Fee Table” section of this prospectus. See the prospectuses for underlying fund Portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive two types of payments:

•

Rule 12b-1 Fees. Our affiliate Transamerica Capital, Inc. (“TCI”) is the principal underwriter for the policies. TCI receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.25% of

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the average daily assets of the certain portfolios attributable to the Policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the Portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-advisor realized on the advisory fee deducted from Portfolio assets. Policy Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the Particular portfolios attributable to the Policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Monumental and TCI

Fund	Maximum Fee % of assets(1)
Transamerica Series Trust(2)	0.25%
Alliance Bernstein Variable Products Series Fund, Inc.	0.45%
Columbia Funds Variable Insurance Trust	0.25%
Credit Suisse Trust	0.20%
The Dreyfus Socially Responsible Growth Fund, Inc.	0.30%
Dreyfus Variable Investment Fund	0.30%
Federated Insurance Series	0.50%
Fidelity Variable Insurance Products Fund(3)	0.35%
Nationwide Variable Investment Trust	0.25%
Seligman Portfolios, Inc.	0.00%
Vanguard Variable Insurance Fund	0.00%
Wanger Advisors Trust	0.15%
Wells Fargo Advantage Variable Trust Funds	0.25%

(1)

Payments are based on a percentage of the average assets of each Portfolio owned by the Subaccounts available under this Policy and under certain other variable insurance products offered by our affiliates and us. We and TCI may continue to receive 12b-1 fees and administrative fees on Subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we and TCI provide.

(2)

Because Transamerica Series Trust (“TST”) is managed by Transamerica Asset Management, Inc. (“TAM”), an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund Portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the Policyowners who invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2008 we received $368,743.27 from TAM pursuant to these benefits. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

(3)	Variable Insurance Products Fund: We receive this percentage once $100 million fund shares are held by the subaccounts of the Company and its affiliates.

Proceeds from certain of these payments by the Portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the Portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the Policies, see “Distribution of the Policies” in this prospectus.

6. ACCESS TO YOUR MONEY

The value of your Policy can be accessed during the Accumulation Phase:

•	by making a full or partial withdrawal;

•	by electing an Annuity Payment Option;

•	by taking systematic payouts.

On or before the Annuity Commencement Date, the Policy Value is equal to the owner’s:

•	Premium Payments; minus

•	partial withdrawals (including the net effect of any applicable Excess Interest Adjustments on such withdrawals); plus

•	interest credited in the fixed account; plus or minus

•	accumulated gains or losses in the separate account; minus

•	service charges, rider fees, Premium Taxes, and transfer fees, if any.

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Policy. All partial withdrawals must be for at least $500. Withdrawals may be restricted under tax sheltered annuity policies. If your policy was issued pursuant to a 403(b) plan, starting January 1, 2009 we

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generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

On the business day that Monumental receives your request for a full withdrawal, the amount payable is the Cash Value. You will receive:

•	the value of your Policy; plus or minus

•	any Excess Interest Adjustment; minus

•	any applicable premium taxes, annual service charges and any rider fees.

To make a withdrawal, send your written request on the appropriate Monumental form to our Administrative and Service Office. Please note: All withdrawal requests must be submitted in good order to avoid a delay in processing your request.

Because you assume the investment risk for amounts allocated to the Portfolios under the Policy, and because of certain fees and charges, the total amount paid upon a full withdrawal of the Policy may be more or less than the total Premium Payments made (taking prior withdrawals into account).

Excess Interest Adjustment

Money that you withdraw from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to an Excess Interest Adjustment. At the time you request a withdrawal, if interest rates set by Monumental have risen since the date of the initial guarantee, the Excess Interest Adjustment will result in a lower Cash Value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the Excess Interest Adjustment will result in a higher Cash Value on surrender.

Generally, all withdrawals from a Guaranteed Payment Option (including transfers) in excess of 10% of your cumulative Premium Payment is subject to an Excess Interest Adjustment. Beginning in the first Policy Year you can withdraw up to 10% of your cumulative Premium Payments of the fixed account each Policy Year, in one or more withdrawals, without an Excess Interest Adjustment. This is referred to as the “free amount.”

There will be no Excess Interest Adjustment on any of the following:

•	lump sum withdrawals of the free amount available;

•	nursing care and terminal condition withdrawals;

•	unemployment withdrawals;

•	withdrawals to satisfy the minimum distribution requirements; for Qualified Policies and

•	Systematic Payout Option payments, which do not exceed 10% of your cumulative Premium Payments of the fixed account divided by the number of payouts made per year.

Please note that under these circumstances you will not receive a higher Cash Value if interest rates have fallen nor will you receive a lower Cash Value if interest rates have risen.

Payment of Full or Partial Withdrawal Proceeds

Monumental will pay cash withdrawals within seven business days after receipt in good order (at our Administrative and Service Office) of your written request for withdrawal except in one of the following situations, in which Monumental may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Policy Owner

•	the payment is derived from premiums paid by check, in which case Monumental may delay payment until the check has cleared your bank.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a Premium Payment and/or “freeze” a Policy Owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator.

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We may also be required to provide information about you and your policy to government agencies or departments.

Signature Guarantees

As a protection against fraud, we require that the following transaction requests include a Medallion signature guarantee:

•	All requests for disbursements (i.e. partial withdrawals and surrenders) $50,000 and over;

•	Any non-electronic disbursement requests made on or within 15 days of a change to the address of record for a contract owner’s account; and

•

Any disbursement request when Monumental has been directed to send proceeds to a different address from the address of record for that contract owner’s account. PLEASE NOTE: This requirement will not apply to disbursement request made in connection with exchanges of one annuity policy for another with the same owner in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or a Qualified Direct Rollover to another insurance company.

An investor can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. This includes many:

•	National and state banks;

•	Savings banks and savings and loan associations;

•	Securities brokers and dealers; and

•	Credit unions

The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

Taxation of Withdrawals

For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, and Penalty Taxes on Certain Early Withdrawals.

Tax Withholding on Withdrawals

If you do not provide Monumental with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires Monumental to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government. Eligible Rollover Distributions from tax sheltered annuity policies are subject to mandatory withholding.

7. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Policy Owner, you exercise control over when the Income Phase begins by specifying an Annuity Commencement Date on the customer order form when you purchase the Policy. The Annuity Commencement Date is the date on which annuity payments begin. You may also change the Annuity Commencement Date at any time by giving us notice (in good order) with the information we need, as long as the Annuitant or Joint Annuitant is living. New Annuity Commencement Dates less than 30 days from the day Monumental receives notice of it require prior approval. This date may be any date at least thirty days after the Policy Date and may not be later than the last day of the Policy month starting after the Annuitant attains age 85, except as expressly allowed by Monumental. In no event will this date be later than the last day of the month following the month in which the Annuitant attains age 98.

The Annuity Commencement Date for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The Policy provides four Annuity Payment Options that are described below. You may choose any combination of Annuity Payment Options. Monumental will use your Adjusted Policy Value to provide these annuity payments. The Adjusted Policy Value is the Policy Value increased or decreased by any applicable Excess Interest Adjustment. If the Adjusted Policy Value on the Annuity Commencement Date is less than $2,000, Monumental reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment

26

Option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (Monumental reserves the right to change the frequency if payments would be less than $50.)

If you receive fixed payments then the amount of each payment will be set on the Annuity Commencement Date and will not change. You may, however, choose to receive variable payments under Annuity Payment Options 2-V and 4-V. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in your Policy. The dollar amount of additional variable payments will vary based on the investment performance of the Subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease. These changes may only occur on an annual basis if you receive stabilized payments under the Initial Payment Guarantee.

A charge for Premium Taxes and an Excess Interest Adjustment may be made when annuity payments begin.

The Annuity Payment Options are explained below. Options 1 and 3 are fixed only. Options 2 and 4 can be fixed or variable.

•	Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period you choose. No funds will remain at the end of the period.

•	Payment Option 2—Life Income. You may choose between:

Fixed Payments

•	No Period Certain—We will make level payments only during the annuitant’s lifetime.

•	10 Years Certain—We will make level payments for the longer of the annuitant’s lifetime or ten years.

•

Guaranteed Return of Policy Proceeds—We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we make to you equals the amount applied to this Annuity Payment Option.

Variable Payments

•	No Period Certain—Payments will be made only during the lifetime of the annuitant.

•	10 Years Certain—Payments will be made for the longer of the annuitant’s lifetime or ten years.

Life with Emergency Cash® (fixed or variable)

Payments will be made during the lifetime of the annuitant. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender charge schedule is in effect at the time you annuitize under this Annuity Payment Option. The Life with Emergency Cash® benefit will continue through age 100 of the annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For Qualified Policies the death benefit ceases at the date the annuitant reaches the IRS age limitation.

The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

•	Payment Option 3—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. The duration of the

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payments may not exceed the annuitant’s life expectancy. This will be a series of level payments followed by a smaller final payment.

•	Payment Option 4—Joint and Survivor Annuity. You may choose between:

Fixed Payments

•	Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Variable Payments

•	Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Life with Emergency Cash® (fixed or variable)

Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this Annuity Payment Option. The Life with Emergency Cash® benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For Qualified Policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

Other Annuity Payment Options may be arranged by agreement with Monumental. Some Annuity Payment Options may not be available in all states.

Note: If your Policy is a Qualified Policy, then payment options 1 and 3 may not satisfy minimum required distribution rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity; and

•	the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency Cash®; and

•	the annuitant dies before age 101;

THEN:

•	the Life with Emergency Cash® death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Monumental

28

informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will generally be Option 2 Life with 10 Years Certain, and all optional benefits (including guaranteed minimum death benefits and living benefits) will terminate upon annuitization.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Policy’s Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, Monumental determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Policy. This amount depends on the value of your Policy on the Annuity Commencement Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes.

Impact of Annuitant’s Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Because payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant’s Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Because payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

A Few Things to Keep in Mind Regarding Annuity Payments

•

If an Annuity Payment Option is not selected, Monumental will assume that you chose the Life Income (with 10 years certain). Any amounts in a Subaccount immediately before the Income Phase begins will be applied under a variable Annuity Payment Option based on the performance of that Subaccount.

•

Money that you apply to an annuity payment option from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (i.e., the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to an excess interest adjustment.

•

Monumental reserves the right to change the frequency if payments would be less than $50. If on the Annuity Commencement Date, the Adjusted Policy Value is less than $2,000, Monumental reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option.

•	From time to time, Monumental may require proof that the Annuitant, Joint Annuitant, or Policy Owner is living.

•	If someone has assigned ownership of a Policy to you, or if a non-natural person (e.g., a corporation) owns a Policy, you may not start the Income Phase of the Policy without Monumental’s consent.

•	At the time Monumental calculates your Annuity Payments, Monumental may offer more favorable rates than those guaranteed in the Annuity Tables found in the Policy.

•	Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

•

If you have selected a variable Annuity Payment Option, then you may change the Subaccount funding the variable Annuity Payments by written request or by calling 800-866-6007. Please Note: All requests must be submitted in good order to avoid a delay in processing your request.

•

You may select an Annuity Payment Option and allocate a portion of the value of your Policy to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

•	If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee’s address of record,

29

no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee’s responsibility to keep Monumental informed of the Payee’s most current address of record.

8. DEATH BENEFIT

Monumental will pay a death benefit to your beneficiary, under certain circumstances, if the Annuitant dies before the Annuity Commencement Date and the Annuitant was also the Policy Owner. (If the Annuitant was not an owner, a death benefit may or may not be paid. See below.) The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our administrative and service office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). Please note: Such due proof of death must be submitted in good order to avoid a delay in processing the death benefit claim.

When We Pay a Death Benefit

Before the Annuity Commencement Date

We will pay a death benefit to your beneficiary IF:

•	you (owner) are both the Annuitant and an owner of the Policy; and

•	you die before the Annuity Commencement Date.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the Policy as the new annuitant and owner, instead of receiving the death benefit.

We will also pay a death benefit to your beneficiary IF:

•	you (owner) are not the Annuitant; and

•	the Annuitant dies before the Annuity Commencement Date; and

•	you specifically requested that the death benefit be paid upon the Annuitant’s death.

Distribution requirements apply to the Policy Value upon the death of any Policy Owner. These requirements are detailed in the Statement of Additional Information.

After the Annuity Commencement Date

The death benefit payable, if any, on or after the Annuity Commencement Date depends on the Annuity Payment Option selected.

IF:

•	you (owner) are not the Annuitant; and

•	you die on or after the Annuity Commencement Date; and

•	the entire interest in the Policy has not been paid to you;

THEN:

•	the remaining portion of such interest in the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

When We Do Not Pay A Death Benefit

No death benefit is paid in the following cases:

IF:

•	you (owner) are not the Annuitant; and

•	the Annuitant dies before to the Annuity Commencement Date; and

•	you did not specifically request that the death benefit be paid upon the Annuitant’s death;

THEN:

•	you will become the new Annuitant and the Policy will continue.

IF:

•	you (owner) are not the Annuitant; and

•	you die prior to the Annuity Commencement Date;

THEN:

•

the new owner (unless it is your spouse) must generally surrender the Policy within five years of your death for the Policy Value increased or decreased by an Excess Interest Adjustment (if applicable).

Note carefully. If the Policy Owner does not name an Owner’s designated beneficiary, the Policy Owner’s estate will become the new owner. If no probate estate is opened (because, for example, the Policy Owner has precluded the opening of a probate estate by means of a trust or other instrument), and Monumental has not received written notice (in good order) of the trust as a successor owner signed prior to the Policy Owner’s death, then that trust may not exercise ownership rights to the Policy. It may be necessary to open a probate estate in order to

30

exercise ownership rights to the Policy if no Owner’s designated beneficiary is named in the written notice received by Monumental.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as lump sum or as annuity payments. The “base policy” death benefit will be the greatest of:

•	Policy Value on the date we receive the required information in good order at our Administrative and Service Office; or

•

Cash Value on the date we receive the required information in good order at our Administrative and Service Office (this will be more than the Policy Value if there is a positive Excess Interest Adjustment); or

•	Guaranteed Minimum Death Benefit, if any (discussed below).

Please Note, the death benefit terminates upon annuitization and there is a maximum annuity commencement date.

Guaranteed Minimum Death Benefit Options

On the Policy application, you generally may choose one of the three Guaranteed Minimum Death Benefit options listed below for an additional fee. After the Policy is issued, you cannot make an election and the death benefit cannot be changed.

If the Guaranteed Minimum Death Benefit is not available because of the age of the Policy Owner or Annuitant, the death benefit will be the greater of the Policy Value or Cash Value as of the date of death.

A. Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	the total Premium Payments;

•	less any Adjusted Partial Withdrawals (discussed below) as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose one of the other death benefit options on the policy application. The charges are lower for this option.

B. 6 Year Step-Up To Age 81 Death Benefit

The 6 Year Step-Up Death Benefit is:

•	the higher of the initial premium or the Adjusted Policy Value on the 6th, 12th, 18th, etc., Policy Anniversary prior to the earlier of the Annuitant’s date of death or the Annuitant’s 81st birthday;

•	plus premiums paid;

•	less partial withdrawals made after the date of the 6th (12th, 18th, etc.) anniversary with the largest Policy Value.

This death benefit option available if the Policy Owner or Annuitant is age 0 to 75 on the Policy Date. There is an extra charge for this death benefit option of 0.10% annually for a total mortality and expense risk fee of 1.35%.

C. Double Enhanced Death Benefit

The Double Enhanced Death Benefit is the greater of (1) or (2) where:

(1)	is a 5% annually compounding death benefit, equal to the cumulative Premium Payments, minus Adjusted Partial Withdrawals, plus interest accumulated at 5% per annum from the payment or withdrawal date to the earlier of the Annuitant’s date of death or the Annuitant’s 81st birthday; and

(2)	is a Step-Up Death Benefit, equal to the largest Policy Value on the Policy Date or on any Policy Anniversary prior to the earlier of the Annuitant’s date of death or the Annuitant’s 81st birthday, plus any Premium Payments since the date of the Policy Anniversary with the largest Policy Value, minus any Adjusted Partial Withdrawals since the date of the Policy Anniversary with the largest Policy Value.

The Double Enhanced Death Benefit is available if the Policy Owner or Annuitant is 0 to 79 on the Policy Date. There is an extra charge for this death benefit option of 0.15% annually for a total mortality and expense risk fee of 1.45%.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your Guaranteed Minimum Death Benefit will be reduced by an amount called the Adjusted Partial Withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total Premium Payments. We have included a detailed explanation of this adjustment in the Statement of Additional Information. If you have a

31

qualified policy, minimum required distribution rules may require you to request a partial withdrawal.

9. TAXES

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on Monumental’s understanding of the treatment of annuity policies under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You may want to consult with a qualified tax advisor about your particular situation to ensure that your purchase of a Policy results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

Taxation Of Annuities In General

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Policy until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See Annuity Policies Owned By Non-Natural Persons And Diversification Standards.)

A Closer Look At Tax Deferral

Tax deferral means no current tax on earnings in your Policy. The amount you would have paid in income taxes can be left in the Policy and earn money for you.

One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Payout Option) from a Non-Qualified Policy during the Accumulation Phase, you as Policy Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Policy and then from the money you invested in the Policy. This “investment in the Policy” can generally be described as the cost of the Policy, and it generally includes all Premium Payments minus any amounts you have already received under the Policy that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Policy is treated as a partial withdrawal from a Policy. (If you are contemplating using your Policy as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Policy, for tax purposes each payment is deemed to return to you a portion of your investment in the Policy. Since with a Non-Qualified Policy you have already paid taxes on those amounts (the Policy was funded with after-tax dollars), you will not be taxed again on your investment only on your earnings.

For fixed Annuity Payments from a Non-Qualified Policy, in general, Monumental calculates the taxable portion of each payment using a formula known as the “exclusion ratio.” This formula establishes the ratio that the investment in the Policy bears to the total expected amount of Annuity Payments for the term of the Policy. Monumental then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Policy, in general, Monumental calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, Monumental divides the investment in the Policy by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Policy has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

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Taxation of Withdrawals and Distributions From Qualified Policies

Generally, the entire amount distributed from a Qualified Policy is taxable to the Policy Owner. In the case of Qualified Policies with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Because Monumental has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

If you are attempting to satisfy minimum required distribution rules through partial withdrawals, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.

Tax Withholding

Federal tax law requires that Monumental withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies Monumental of that election. In certain situations, Monumental will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty and the Company has received the appropriate Form W-8 certifying the U.S. taxpayer identification number.

“Eligible rollover distributions” from section 403(b) Policies are subject to a mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is any distribution to an employee (or employee’ spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the Policy to a tax-qualified plan, IRA or tax sheltered annuity or to a government 457 plan that agrees to separately account for rollover contributions.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under the deferred annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Policy Owner or, where the Policy Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Policies); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Policy (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) under an immediate annuity policy (as defined in the Internal Revenue Code); (vi) that can be traced to an investment in the Policy prior to August 14, 1982; or (viii) under a Policy that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee’s severance from employment.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Policies, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

Additional exceptions to the penalty tax may not apply to distributions from Qualified Policies issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, a distribution made on account of an Internal Revenue Service levy. Other exceptions may be available under Qualified Policies.

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It is unclear whether stabilized annuity payments under the Initial Payment Guarantee should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. You should consult a tax advisor on this issue.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g. death benefits other than the Return of Premium Death Benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with the ADB and ADD-II as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs before age 59 1/2. Although we do not believe that the fees associated with the ADB and ADD-II or any other optional benefit provided under the policy should be treated as taxable surrenders you should consult your tax adviser before selecting any optional benefit under the Policy.

Annuity Policies Owned By Non-Natural Persons

Where a non-natural person (for example, a corporation) holds a Policy, that Policy is generally not treated as an annuity policy for federal income tax purposes, and the income on that Policy (generally the increase in the net Policy Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an advisor for a natural person. The rule also does not apply where the estate of a decedent acquires a Policy, where an employer purchases a Policy on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

Multiple-Policies Rule

All non-qualified annuity policies issued by the same company (or affiliate) to the same Policy Owner during any calendar year are to be aggregated and treated as one policy for purposes of determining the amount includible in the taxpayer’s gross income. Thus, any amount received under any Policy prior to the Policy’s Annuity Commencement Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such policies. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-policies rules through the serial purchase of annuity policies or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Policies purchased by the same Policy Owner. Accordingly, a Policy Owner should consult a tax adviser before purchasing more than one Policy or other annuity policies. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code).)

Transfers Of Annuity Policies

Any transfer of a Non-Qualified Policy during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Policy to the Policy Owner at the time of such transfer. The transferee’s investment in the Policy will be increased by any amount included in the Policy Owner’s income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code Section 1041(a).

Assignments of Annuity Policies

A transfer of ownership in a Policy, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Policy Owner may result in tax consequences to the Policy Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Policy Owner considering such a transfer or assignment of a Policy should contact a tax adviser about the potential tax effects of such a transaction. Qualified Policies may not be assigned, except as permitted by federal income tax law.

Diversification Standards

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A “look-through” rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Policy Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this

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time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Policy may need to be modified in order to remain in compliance. For these reasons, Monumental reserves the right to modify the Policy, as necessary, to maintain the tax-deferred status of the Policy.

We intend to comply with the diversification regulations to assure that the Policy continues to be treated as an annuity policy for federal income tax purposes.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases By Residents Of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of the United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Qualified Policies

Qualified Policies contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Policy should consult a personal tax adviser. Currently, Qualified Policies are available as traditional IRA Policies, Roth IRA Policies, and 403(b) Policies.

403(b) Policies

Monumental has offered Policies in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies. More detailed information on 403(b) Policies may be found in the Statement of Additional Information.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988, (2) earnings on those contributions, and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

For policies issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) policy comply with applicable tax requirements before we process your request.

Foreign Tax Credits

We may benefit from any foreign tax credits attributed to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under Federal tax law.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation, regulation, or otherwise. You should consult a tax advisor with respect to legal or regulatory developments and their effect on the

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Policy.

We have the right to modify the Policy in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

10. ADDITIONAL FEATURES

Systematic Payout Option

You may elect to have a specified dollar amount provided to you from the portion of your Policy Value allocated to the Portfolios on a monthly, quarterly, semi-annual, or annual basis. The minimum amount for each Systematic Payout is $50. If payments are from the fixed account, then they cannot exceed the free amount divided by the number of payments per year. Monthly and quarterly payments may be required to be taken by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

You may elect this option by completing a Systematic Payout Option Request Form.

Monumental must receive your Form (in good order) at least 30 days before the date you want Systematic Payouts to begin. Monumental will process each Systematic Payout on the date and at the frequency you specified in your Systematic Payout Option Application Form. The start date for Systematic Payouts must be between the first and the twenty-eighth day of the month. You may discontinue the Systematic Payout Option at any time by notifying us in writing at least 30 days prior to your next scheduled withdrawal date.

We reserve the right to discontinue offering this option upon 30 days’ notice, and we also reserve the right to charge a fee for the option.

Additional Death Benefit

The optional Additional Death Benefit (“ADB”) rider pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your Policy, in certain circumstances. The ADB is only available for issue ages through age 80.

ADB Amount. The ADB is payable only if you elected the rider before the death triggering the payment of the Policy death benefit and a death benefit is payable under the policy. The ADB is equal to:

•	the ADB factor (see below); multiplied by

•	the rider earnings on the date the death benefit is calculated.

Rider earnings equal:

•	the Policy Value on the date the death benefit is determined; minus

•	Policy Value on the rider date; minus

•	Premium Payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the ADB if there are no rider earnings on the date the death benefit is calculated.

If you purchase your Policy as part of a 1035 exchange or add the ADB after you purchase the Policy, rider earnings do not include any gains before the 1035 exchange or the date the ADB is added to your Policy.

The ADB factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the Policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the Policy and the ADB will be considered.

Please see Appendix D for an example which illustrates the ADB payable as well as the effect of a partial surrender on the ADB.

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Spousal Continuation. If a spouse, as the new owner of the Policy, elects to continue the Policy instead of receiving a death benefit and ADB, the spouse will receive a one-time Policy Value increase equal to the ADB. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 80.

Rider Fee. A rider fee, 0.25% of the Policy Value, is deducted annually on each rider anniversary preceding annuitization. We will also deduct this fee upon full surrender of the Policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the ADB would not pay any benefits (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our Administrative and Service Office in writing,

•	the Policy is annuitized or surrendered, or

•	the ADB is paid or added to the Policy Value under a spousal continuation.

Once terminated, the ADB rider may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and of IRAs. Consult a tax adviser before electing this rider for any qualified plan or IRA.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Additional Death Benefit may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the Additional Death Benefit. The application and operation of the Additional Death Benefit are governed by the terms and conditions of the rider itself.

Additional Death Distribution - II

The optional Additional Death Distribution – II (“ADD-II”) rider pays an additional death benefit amount when a death benefit is payable under your Policy, in certain circumstances. The ADD-II is available only for issue ages through age 75.

ADD-II Amount. An additional death benefit is payable only if a death benefit is paid on the base Policy to which the rider is attached. The amount of the additional benefit depends on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, then the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•

If a death benefit is payable after five years following the rider date, this means , in essence, that there is no rider benefit for the first 5 years after the rider date. Then the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the Policy Value less any premiums added after the rider date.

The rider benefit percentage may vary but will currently be equal to 30% for issue ages 0 – 70 and 20% for issue ages 71 – 75.

No benefit is payable under the ADD-II if the Policy Value on the date of death is less than the Premium Payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the Policy and the additional benefit will be considered.

Please see Appendix E for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional benefit.

Spousal Continuation. If a spouse, as the new owner of the Policy, elects to continue the Policy instead of receiving the death benefit and ADD-II, the spouse will receive a one-time Policy Value increase equal to the ADD-II, and At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long he or she is under the age of 76.

Rider Fee. A rider fee, currently 0.55% of the Policy Value, is deducted annually on each rider anniversary preceding to annuitization. We will also deduct this fee upon surrender of the Policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the rider would not pay any

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benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our Administrative and Service Center in writing,

•	the Policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the Policy Value under a spousal continuation.

Once terminated, the ADD-II rider may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans. Consult a tax adviser before electing this rider.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Additional Death Distribution—II may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the Additional Death Benefit—II. The application and operation of the Additional Death Benefit – II governed by the terms and conditions of the rider itself.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your Policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the Initial Payment Guarantee. Contact us for the current guaranteed percentage.

The payment amount is adjusted once each year (on the anniversary of your Annuity Commencement Date) to reflect the investment performance of your selected investment choices over the preceding year (but your payment will not be less than the guaranteed minimum).

Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee charge. This fee is reflected in the amount of the annuity payments that you receive if you select the payment guarantee . It is deducted in the same manner as the Separate Account charge and it is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other Terms and Conditions. The Initial Payment Guarantee uses a 5.0% assumed investment rate (“AIR”) to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5.0%. The payments will increase if such actual net investment performance (net of fees and expenses) exceeds the AIR, and decrease if actual performance is below the AIR (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary by state and may not be available in all states.

Nursing Care and Terminal Condition

No Excess Interest Adjustment will apply if you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit. This benefit may not be available in all states. See the Policy or endorsement for details and conditions.

Unemployment Waiver

No Excess Interest Adjustment will apply to withdrawals if you or your spouse is unemployed. In order to qualify, you (or your spouse, whichever is

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applicable) :

•	must have been employed full time for at least two years prior to becoming unemployed; and

•	must have been employed full time on the Policy Date; and

•	must have been unemployed for at least 60 days in a row at the time of the withdrawal; and

•	must have a minimum Cash Value at the time of withdrawal of $5,000

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of withdrawal.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. This benefit may not be available in all states. See the Policy for details.

Guaranteed Minimum Income Benefit

The Guaranteed Minimum Income Benefit (“GMIB”) is no longer available for new sales, but Policy Owners who elected the GMIB before May 1, 2003, can still upgrade. If you upgrade, the annual effective interest rate is currently 5% per year.

Telephone Transactions

You may establish the telephone transfer privilege on your Policy by completing the appropriate section of the Policy acknowledgment form you will receive with your Policy or by completing a separate telephone authorization form at a later date. You may also authorize a third party to initiate transactions by telephone by completing a third party authorization form or the appropriate section of the Policy acknowledgment form.

Monumental will take reasonable steps to confirm that instructions communicated by telephone are genuine. Before we act on any request, we will ask the caller for his or her policy number and Social Security Number. In addition, we will take reasonable steps to confirm that instructions communicated by telephone from a third party are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the policy number to which he or she is referring, and the Social Security number of the Policy Owner. This information will be verified with the Policy Owner’s records before processing a transaction, and all transactions performed will be verified with the Policy Owner through a written confirmation statement. We will record all calls. Neither the Company nor the Funds shall be liable for any loss, cost, or expense for acting on telephone instructions that are believed to be genuine in accordance with these procedures.

Telephone requests must be received while the New York Stock Exchange is open for regular business to get same-day pricing of the transaction. We may discontinue this option at any time. We may deny the telephone transaction privileges to market timers and frequent or disruptive traders.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or telephone lines available, to take your call. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability in all circumstances.

Asset Rebalancing

During the Accumulation Phase, you may instruct us to make automatic transfers of amounts among the Subaccounts in order to maintain a desired allocation of Policy Value among those Subaccounts. We will “rebalance” monthly, quarterly, semi-annually, or annually, beginning on the date you select. You must select the percentage of the Policy Value you desire in each of the various Subaccounts offered (totaling 100%).

Rebalancing can be started, stopped, or changed at any time, except that rebalancing will not be available when Dollar Cost Averaging is in effect or when any other transfer is requested. If a transfer is requested, then we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to restart Asset Rebalancing.

There is no charge for this benefit.

Dollar Cost Averaging Program

During the Accumulation Phase, you may instruct us to automatically make transfers into one or more variable Subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more

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accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from the Dollar Cost Averaging Fixed Account Option or the money market Subaccount.

A Dollar Cost Averaging program will begin once we have received, in good order, all necessary information and the minimum required amount. A Dollar Cost Averaging program will begin on the 28th day of the applicable month. If we receive additional Premium Payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market Subaccount; and

•	any amount in a variable source will remain in that variable Subaccount; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is not charge for this benefit.

The Dollar Cost Averaging program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

Architect Guaranteed Lifetime Withdrawal Benefit

You may elect to purchase the optional Architect Guaranteed Lifetime Withdrawal Benefit (“Architect GLWB”) which provides you with a guaranteed lifetime withdrawal benefit if you invest in certain designated investment choices. You are also limited in the amount of your policy value that can be invested in the “equity” category of the designated investment choices (“maximum equity percentage”). This rider is available during the accumulation phase.

The Architect GLWB may vary for certain policies and may not be available for all policies. Please contact us at (800) 797-9177 for additional information regarding the availability of the Architect

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GLWB.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Architect GLWB for a qualified policy.

Architect GLWB – Base Benefit

This benefit is intended to provide a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your Policy Value. Under this benefit, you can receive (first as withdrawals from your Policy Value and, if necessary, as payment from us) up to the maximum annual withdrawal amount each calendar year, starting with the calendar year immediately following the annuitant’s 59th birthday and lasting until the annuitant’s (or the annuitant’s surviving spouse if the joint life option is elected) death (unless your total withdrawal base is reduced to zero because of “excess withdrawals;” see Total Withdrawal Base Adjustments, below). All withdrawals before the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) is 59 are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 61 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after ten years your Policy Value has declined to $90,000 solely because of negative investment performance. You could receive up to $5,000.00, which is the applicable income benefit percentage of (5.0%) multiplied by the total withdrawal base of $100,000, each calendar year for the rest of your life (assuming that you take your first withdrawal when you are age 70 – 74, and that you do not withdraw more than the maximum annual withdrawal amount in any one year).

Of course, you can always withdraw an amount up to your Policy Value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future maximum annual withdrawal amount to $4,705.88.

See “Appendix – Architect Guaranteed Lifetime Withdrawal Benefit Total withdrawal Base Adjustments” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the Policy.

•

All Policy Value must be allocated to a limited number of specified funds (see “Designated Investment Choices” below). You are also limited to the amount of your Policy Value that can be invested in the “equity” category of the designated investment choices (see “Maximum Equity Percentage” below). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any calendar year in excess of the maximum annual withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the maximum annual withdrawal amount and total withdrawal base on a greater than dollar-for-dollar basis.

•	Upon the death of the annuitant (or the annuitant’s spouse if the joint life option is elected), the Architect GLWB terminates and no more guaranteed withdrawals can be made.

Like all withdrawals, withdrawals under this benefit

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also:

•	reduce your Policy Value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to an excess interest adjustment;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. See “Total Withdrawal Base Adjustments” below.

The maximum annual withdrawal amount is zero if the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) is not 59 years old on the date the rider is elected (“rider date”) and remains zero until the first day of the calendar year after the annuitant’s 59th birthday. If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year during which the rider is elected is equal to the income benefit percentage of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each subsequent calendar year is equal to the income benefit percentage of the total withdrawal base.

For qualified policies: If the plan participant (generally the annuitant) is at least 70  1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the Policy Value of the base policy, (including the present value of any additional benefits provided under the Policy to the extent required to be taken into account under IRS guidance), and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can receive up to the maximum annual withdrawn amount each year (first from your Policy Value and, if necessary, as payments from us) under this rider regardless of your Policy Value. However, once your Policy Value reaches zero (by other than an excess withdrawal), you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive payments guaranteed by this rider after your Policy Value reaches zero, you must select the frequency of future payments. Once selected, the amount and frequency of future payments after your Policy Value reaches zero cannot be changed. Payments after the Policy Value reaches zero are subject to our claims paying ability.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a calendar year for withdrawal in a future calendar year. This means that if you do not take the maximum annual withdrawal amount during the calendar year, you cannot take more than the maximum annual withdrawal amount in the next calendar year and maintain the rider’s guarantee.

•

If the rider is added before to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until January 1st of the calendar year after the annuitant’s 59th birthday, however, you will still be charged a rider fee before to this time.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•

All Policy Value must be allocated to a limited number of specified funds and the allocation is subject to specified equity limits. (See “Designated Investment Choices” and “Maximum Equity Percentage,” below).

Income Benefit Percentage. We use the income benefit percentage to calculate the maximum annual withdrawal amount. The income benefit percentage is determined by the annuitant’s age at the time of the first withdrawal taken on or after the January 1st immediately following the annuitant’s 59th birthday (or if the joint life option is elected, the 59th birthday of the younger of the annuitant or the annuitant’s spouse). The income benefit percentage is as follows:

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Age at time of first withdrawal	Income Benefit Percentage
0-58	0%
59-64	4.0%
65-69	4.5%
70-74	5.0%
75-79	5.5%
80-84	6.0%
85-89	6.5%
90-94	7.0%
≥ 95	7.5%

Please note that once established at the time of the first withdrawal on or after the January 1st immediately following the 59th birthday of the annuitant (or if the joint life option is elected, of the younger of the annuitant or the annuitant’s spouse), the income benefit percentage will not increase even though the annuitant’s age increases.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the Policy Value. After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent total withdrawal base adjustments (described below).

Please note:

•

We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount and rider fees. Your total withdrawal base is not a cash value (or Policy Value), a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of Policy Value.

•

Because the total withdrawal base is generally equal to the Policy Value on the rider date, the maximum annual withdrawal amount may be lower if you delay electing the rider and the Policy Value decreases before you elect the rider.

•	Upon the death of the annuitant (or the annuitant’s spouse if the joint life option is elected), the Architect GLWB terminates and there are no more additional guaranteed withdrawals.

Total Withdrawal Base Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount that are made in a single calendar year will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount that are made in a single calendar year (“excess withdrawals”) will reduce the total withdrawal base (on the date of the withdrawal) by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the Policy Value), possibly to zero. See “Appendix – Architect Guaranteed Lifetime Withdrawal Benefit Total Withdrawal Base Adjustments” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Designated Investment Choices. If you elect the Architect GLWB, you must allocate 100% of your Policy Value, to one or more of the following designated investment choices:

Non-Equity:

Federated Prime Money Fund II

Federated Fund for US Government Securities II

Transamerica PIMCO Total Return VP – Initial Class

Vanguard Short-Term Investment Grade Portfolio

Vanguard Total Bond Market Index Portfolio

Fixed Account

Equity:

Credit Suisse International Equity Flex I Portfolio

Credit Suisse U.S. Equity Flex I Portfolio

Federated Clover Value Fund II

Federated High Income Bond Fund II

Fidelity – VIP Contrafund® Portfolio – Initial Class

Fidelity – VIP Mid Cap Portfolio – Initial Class

Fidelity – VIP Value Strategies Portfolio – Initial Class

Transamerica Asset Allocation – Conservative VP – Initial Class

Transamerica Asset Allocation – Growth VP – Initial Class

Transamerica Asset Allocation – Moderate VP – Initial Class

Transamerica Asset Allocation – Moderate Growth VP – Initial Class

Transamerica Efficient Markets VP – Initial Class

Transamerica Templeton Global VP – Initial Class

Transamerica Capital Guardian Value VP – Initial Class

Transamerica Index 50 VP – Initial Class

Transamerica Index 75 VP – Initial Class

Transamerica JPMorgan Enhanced Index VP – Initial Class

Transamerica T. Rowe Price Small Cap VP – Initial Class

Transamerica Value Balanced VP – Initial Class

43

Transamerica Van Kampen Active International Allocation VP – Initial Class

Vanguard Equity Index Portfolio

Vanguard International Portfolio

Vanguard Mid-Cap Index Portfolio

Vanguard REIT Index Portfolio

Wanger International

Wanger USA

If you elect this rider, you may transfer amounts among the designated investment choices. However, you cannot transfer any amount which would cause you to exceed your maximum equity percentage or to any other subaccount.

Please Note:We can eliminate a designated investment choice at any time. If a designated investment choice is eliminated, then a policy owner will be given the option to reallocate the value in the eliminated designated investment choice to other designated investment choices.

Within 30 days after each rider anniversary (i.e., the anniversary of the rider date), you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day you may transfer to a non-designated investment choice.

Maximum Equity Percentage. You select either the 50%, 60%, or 70% maximum equity percentage at the time you elect the Architect GLWB. Your equity percentage is equal to your Policy Value in all designated investment choices in the “equity” category, divided by the total Policy Value. You cannot have more than your maximum equity percentage in “equity” investment choices. A higher maximum equity percentage results in a higher rider fee.

Asset Rebalancing. While the Architect GLWB is in effect, you must participate in asset rebalancing. Each month, and according to your instructions, we will automatically rebalance the amounts of your Policy Value in the designated investment choices to maintain your desired asset allocation. The amount of Policy Value you direct us to allocate to designated investment choices in the “equity” category cannot exceed your maximum equity percentage.

We will notify you when any of the following has occurred:

•	you discontinue monthly asset rebalancing;

•	the asset allocation that you request results in Policy Value in designated investment choices in the “equity” category that exceeds your maximum equity percentage; or

•	you make a transfer that causes your Policy Value in designated investment choices in the “equity” category to exceed your maximum equity percentage.

We will give you 30 days to address any failure to continue monthly asset rebalancing or to maintain the maximum equity percentage. Failure to resume monthly asset rebalancing or to come into compliance with your maximum equity percentage will cause the rider to terminate.

Upgrades. As long as you are younger than the maximum rider issue age, you can upgrade the total withdrawal base to the Policy Value during the 30 day period following each rider anniversary, by sending us written notice (in good order). The maximum annual withdrawal amount will be recalculated at the time of the upgrade. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee (which may be higher than your current rider fee). The new rider date will be the date that the Company receives all information that it requires.

Please Note:

•	Even if the rider fee percentage does not increase, the dollar amount of the rider fee will increase because it will be based on a higher total withdrawal base.

•

If you upgrade while you are receiving systematic payouts of the maximum annual withdrawal amount, then after the upgrade the dollar amount of the systematic payouts may decrease for the reminder of the calendar year, even though the total withdrawal base increases. This is generally because the maximum annual withdrawal amount for the remainder of the calendar year is calculated based on the remaining partial year and the systematic payout is calculated on a yearly basis.

Annuitization. If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments each year that are equal to your maximum annual withdrawal amount.

Architect GLWB – Joint Life Option

If you elect the Architect GLWB, you can also elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. This allows the maximum annual

44

withdrawal amount to be withdrawn until the death of the annuitant or the death of the annuitant’s spouse (only if the annuitant’s spouse continues the policy), whichever is later.

Please note that if you elect this option, then:

•	the annuitant’s spouse must be either (1) a joint owner along with the annuitant or, (2) the sole primary beneficiary and there is no joint owner.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	for purposes of the rider, the annuitant’s spouse cannot be changed.

•	the income benefit percentage is based on the age of the younger of the annuitant and the annuitant’s spouse.

Architect GLWB Fee

A rider fee, which is a percentage of the total withdrawal base on each rider anniversary, is charged annually before annuitization. The rider fee percentage depends on the maximum equity percentage that you select, and on whether you select the joint life option. The rider fee percentages are:

Maximum Equity Percentage	Single Life Option	Joint Life Option
50%	0.30%	0.45%
60%	0.45%	0.65%
70%	0.65%	1.00%

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each designated investment choice in proportion to the amount of Policy Value in each designated investment choice.

Please Note: Because the rider fee is a percentage of you total withdrawal base, the fee can be substantially more than the rider fee percentage multiplied by your Policy Value if the total withdrawal base is higher than your Policy Value.

Architect GLWB Issue Requirements

The Company will not issue the Architect GLWB unless:

•	the annuitant is not yet age 91 (or younger if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is not yet age 91 (or younger if required by state law) and is also either (1) a joint owner along with the annuitant or (2) the sole primary beneficiary (and there is no joint owner).

Termination

The Architect GLWB will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Architect GLWB, provided that the request is made in good order within 30 days after a rider anniversary;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

discontinuing asset rebalancing, changing your asset rebalancing so that your Policy Value in designated investment choices in the “equity” category exceeds your maximum equity percentage, or making a transfer that causes your Policy Value in designated investment choices in the “equity” category to exceed your maximum equity percentage, if any of these occurrences is not corrected within 30 days from the date we mail you a notice of the problem;

•

annuitization (however, if you have reached your maximum annuity commencement date, then you may choose an annuitization option which guarantees lifetime payments in an amount equal to your maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization, and there is a maximum annuity commencement date for your policy.

The Architect GLWB and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Architect GLWB. The application and operation of the Architect GLWB are governed by the terms and conditions of the rider itself.

11. OTHER INFORMATION

Monumental Life Insurance Company

Monumental Life Insurance Company is an Iowa stock life insurance company incorporated on March

45

5, 1858. It is engaged in the sale of life and health insurance and annuity policies. Monumental is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Monumental is licensed in all states except New York, the District of Columbia, Guam and Puerto Rico.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company.

Monumental is a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self-and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at 240-744-3030.

Financial Condition of the Company

Many financial services companies, including insurance companies, have been facing challenges in this unprecedented economic and market environment, and we are not immune to those challenges. It is important for you to understand the impact these events may have, not only on your Policy Value, but also on our ability to meet the guarantees under your Policy.

Assets in the Separate Account. You assume all of the investment risk for your Policy Value that is allocated to the Subaccounts of the Separate Account. Your Policy Value in those Subaccounts constitutes a portion of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to Guaranteed Period Options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Policy in excess of Policy Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective Policy Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Commerce,

46

Insurance Division – as well as the financial statements of the separate account – are located in the Statement of Additional Information (SAI). For a copy of the SAI, simply call or write us at the phone number or address of our Administrative and Service Office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. Our financial strength ratings can be found on our website.

Separate Account VA CC

The Separate Account was established by Monumental on February 1, 1992, and operates under Iowa law. The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

Monumental owns the assets of the Separate Account, and the obligations under the Policy are obligations of Monumental. These assets are held separately from the other assets of Monumental and are not chargeable with liabilities incurred in any other business operation of Monumental (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Monumental will always keep assets in the Separate Account with a value at least equal to the total Policy Value under the Policies. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of Monumental. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of Monumental’s general account assets or any other separate account Monumental maintains.

The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying funds. Additional Subaccounts may be established at Monumental’s discretion. The Separate Account meets the definition of a “separate account” under Section 2(a)(37) of the 1940 Act.

Policy Owner

The Policy Owner is the person or persons designated as the Policy Owner in the customer order form to participate in the Policy and who exercises all rights under the Policy. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Annuitant

The person during whose life any annuity payments involving life contingencies will continue.

Payee

The Payee is the Policy Owner, Annuitant, beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, TCI, for the distribution and sale of the Policies. We pay commissions to TCI which are passed through to selling firms. We also pay TCI an “override” that is percentage of total commissions paid on sales of our Contracts which is not passed through to the selling firms and may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the Policies.

Compensation to Broker-Dealers Selling the Policies. The Policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Policies. We pay commissions through TCI to the selling firms for their sales of the Policies.

A limited number of representatives of InterSecurities, Inc. (“ISI”), an affiliated broker-dealer firm, “wholesale” the Policies, that is, provide sales support and training to sales representatives at the selling firms. To the extent permitted by (“FINRA”) rules of the Financial Industry Regulatory Authority, we and/or ISI or another affiliates may provide promotional incentives in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms or organizations in connection with the sale of the Policies. We and/or our affiliates may shares the costs of client appreciation events, reimburse selling firms for, among other things, the costs of exhibit booths and other items related to sponsoring marketing conferences and events, and/or provide other marketing support. To the extent permitted by

47

FINRA rules, we and/or our affiliates may provide selling representatives with occasional de minimus gifts, meals, tickets or other non-cash compensation in connection with the sale the of Policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms.

The selling firms are paid commissions for the promotion and sale of the Policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 1.25% of premiums plus an annual continuing fee of 1.0% based on policy values.

The sales representative who sells you the Policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a Policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this Policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the Policies.

Special Compensation Paid to Affiliated Firms.

Our parent company provides paid-in capital to TCI and pay the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. Certain costs of ISI are underwritten by our affiliates. Wholesaling representatives and their managers at ISI who meet certain productivity standards that include sales of the Policies may receive additional cash bonuses and non-cash compensation from us or our affiliates.

Commissions and other incentives or payments described above are not charged directly to Policy owners or the separate account. We intend to recoup our sales expenses and incentives we pay through fees and charges deducted under the Policy and other corporate revenue.

Right to Cancel Period

You may return your Policy for a refund, but only if you return it within a prescribed period, which is usually 20 to 30 days after you receive the Policy, or whatever longer period may be required by state law. The amount of the refund will generally be Premiums paid, plus or minus accumulated gains or losses in the Separate Account. You bear the risk of any decline in Policy Value during the Right to Cancel Period. However, if state law requires, then we will refund your original Premium Payment(s). We will pay the refund within seven days after we receive, in good order and within the applicable period at our Administrative and Service Office, written notice of cancellation and the returned Policy. The Policy will then be deemed void.

Assignment

We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis.

Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the Policy until we have received then in good order at our Administrative and Services Office. “Good order” means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the Policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all Policy Owners (exactly as registered on the Policy), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase requests, “good order” also generally includes receipt (by us) of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time.

48

Reinstatements

Monumental occasionally receives requests to reinstate a Policy whose funds had been transferred to another company via an exchange under Internal Revenue Code Section 1035 or a trustee-to-trustee transfer under the Internal Revenue Code. In certain of these situations, Monumental will allow a reinstatement and require the Policy Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by Monumental ). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Policy Owners should consult a qualified tax adviser concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

Voting Rights

The underlying funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, Monumental will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccount. Monumental will vote Fund shares as to which no timely instructions are received and those shares held by Monumental as to which Policy Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Policies participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Please note that it is possible for a small number of Policy Owners (assuming the underlying fund Portfolio determines they represent a quorum) to determine the outcome of a vote, especially if they have large policy values.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited before such meeting in accordance with procedures established by the underlying fund.

Legal Proceedings

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Monumental, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Monumental believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account, or on the ability of TCI to perform under its principal underwriting agreement, or on the ability of Monumental to meet its obligations under the policy.

TABLE OF CONTENTS FOR THE ADVISOR’S EDGE SELECT® VARIABLE ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

GLOSSARY OF TERMS

THE POLICY — GENERAL PROVISIONS

PERFORMANCE INFORMATION

PERFORMANCE COMPARISONS

SAFEKEEPING OF ACCOUNT ASSETS

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

TAXATION OF MONUMENTAL

STATE REGULATION OF MONUMENTAL

RECORDS AND REPORTS

DISTRIBUTION OF THE POLICIES

ADMINISTRATIVE SERVICES CONTRACT

LEGAL MATTERS

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

OTHER INFORMATION

FINANCIAL STATEMENTS

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Index 50 VP – Initial Class	2008	$1.000000	$0.820056	0.000
Subaccount Inception Date May 1, 2008
Transamerica Index 75 VP – Initial Class	2008	$1.000000	$0.723979	0.000
Subaccount Inception Date May 1, 2008
Transamerica Asset Allocation - Conservative VP – Initial Class	2008	$1.378034	$1.070578	361,777.571
Subaccount Inception Date May 1, 2002	2007	$1.314219	$1.378034	255,246.090
	2006	$1.218163	$1.314219	799,984.652
	2005	$1.174882	$1.218163	936,388.233
	2004	$1.086427	$1.174882	861,278
	2003	$0.897	$1.086427	166,604.481
	2002	$1.000	$0.897	81,650
Transamerica Asset Allocation - Growth VP – Initial Class	2008	$1.564655	$0.930947	205,281.121
Subaccount Inception Date May 1, 2002	2007	$1.473222	$1.564655	20,048.832
	2006	$1.292634	$1.473222	103,045.796
	2005	$1.168315	$1.292634	181,530.774
	2004	$1.038054	$1.168315	390,768
	2003	$0.805	$1.038054	0.000
	2002	$1.000	$0.805	100
Transamerica Asset Allocation - Moderate VP – Initial Class	2008	$1.453058	$1.060340	4,316.468
Subaccount Inception Date May 1, 2002	2007	$1.365602	$1.453058	671,882.445
	2006	$1.242705	$1.365602	1,519,104.399
	2005	$1.173330	$1.242705	1,456,917.291
	2004	$1.068624	$1.173330	275,000
	2003	$0.868	$1.068624	115,007.063
	2002	$1.000	$0.868	100
Transamerica Asset Allocation - Moderate Growth VP – Initial Class	2008	$1.521738	$1.008481	73,465.333
Subaccount Inception Date May 1, 2002	2007	$1.432059	$1.521738	603,034.515
	2006	$1.276212	$1.432059	777,484.777
	2005	$1.177932	$1.276212	778,090.104
	2004	$1.052490	$1.177932	1,023,551
	2003	$0.840	$1.052490	197,068.256
	2002	$1.000	$0.840	146,987
Transamerica Capital Guardian Value VP – Initial Class	2008	$1.277853	$0.761784	82,508.283
Subaccount Inception Date May 1, 2004	2007	$1.383420	$1.277853	1,220,576.998
	2006	$1.204685	$1.383420	1,619,947.847
	2005	$1.134632	$1.204685	1,873,860.189
	2004	$1.000	$1.134632	1,818,151
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2008	$2.661211	$1.511386	2,639.758
Subaccount Inception Date May 3, 1999	2007	$2.894074	$2.661211	393,172.266
	2006	$2.063553	$2.894074	170,884.337
	2005	$1.844825	$2.063553	234,658.588
	2004	$1.408716	$1.844825	276,382
	2003	$1.053	$1.408716	289,895.875
	2002	$1.031	$1.053	1,174,467
	2001	$1.000	$1.031	227,293

50

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica JPMorgan Enhanced Index VP – Initial Class	2008	$1.160405	$0.716565	0.000
Subaccount Inception Date October 26, 1998	2007	$1.126220	$1.160405	177,333.578
	2006	$0.990810	$1.126220	258,298.605
	2005	$0.971527	$0.990810	274,610.565
	2004	$0.887825	$0.971527	122,411
	2003	$0.699	$0.887825	498,181.574
	2002	$0.940	$0.699	477,109
	2001	$1.000	$0.940	878,233
Transamerica Legg Mason Partners All Cap VP – Initial Class	2008	$1.232267	$0.772898	3,670.377
Subaccount Inception Date June 18, 2001	2007	$1.237419	$1.232267	44,001.655
	2006	$1.058825	$1.237419	51,620.065
	2005	$1.032047	$1.058825	57,575.498
	2004	$0.959364	$1.032047	62,820.000
	2003	$0.720000	$0.959364	65,194.584
	2002	$0.970000	$0.720000	250,520.000
	2001	$1.000000	$0.970000	2,526,729.000
Transamerica MFS International Equity VP – Initial Class	2008	$1.598614	$1.019607	0.000
Subaccount Inception Date May 1, 2002	2007	$1.485919	$1.598614	152,129.387
	2006	$1.224845	$1.485919	193,975.874
	2005	$1.100918	$1.224845	100,020.109
	2004	$0.976821	$1.100918	85,250
	2003	$0.791	$0.976821	1,146,645.804
	2002	$1.000	$0.791	1,542,567
Transamerica PIMCO Total Return VP – Initial Class	2008	$1.246518	$1.194351	48,297.857
Subaccount Inception Date May 1, 2002	2007	$1.160800	$1.246518	2,146,947.613
	2006	$1.130007	$1.160800	1,969,634.612
	2005	$1.120250	$1.130007	2,405,099.787
	2004	$1.087635	$1.120250	2,549,835.000
	2003	$1.052000	$1.087635	1,308,955.006
	2002	$1.000000	$1.052000	1,036,839.000
Transamerica T. Rowe Price Small Cap VP – Initial Class	2008	$1.025183	$0.644156	0.000
Subaccount Inception Date May 1, 2006	2007	$0.948942	$1.025183	36,354.256
	2006	$1.000000	$0.948942	86,465.962
Transamerica Efficient Markets VP – Initial Class	2008	$1.000000	$1.036913	389.447
Subaccount Inception Date November 10, 2008
Transamerica Templeton Global VP – Initial Class(1)	2008	$1.777875	$0.987047	0.000
Subaccount Inception Date July 1, 2002	2007	$1.565172	$1.777875	5,282.599
	2006	$1.336638	$1.565172	6,231.858
	2005	$1.261731	$1.336638	6,383.655
	2004	$1.169436	$1.261731	6,675
	2003	$0.936	$1.169436	2,674.427
	2002	$1.000	$0.936	100
Transamerica Equity VP – Initial Class	2008	$1.524224	$0.811175	18,536.402
Subaccount Inception Date May 3, 1999	2007	$1.329869	$1.524224	1,455,324.410
	2006	$1.240952	$1.329869	2,091,258.670
	2005	$1.080260	$1.240952	2,037,334.956
	2004	$0.946372	$1.080260	1,938,310
	2003	$0.732	$0.946372	1,637,531.181
	2002	$0.955	$0.732	305,915
	2001	$1.000	$0.955	116,195
Transamerica Growth Opportunities VP – Initial Class	2008	$2.057676	$1.198502	0.000
Subaccount Inception Date June 18, 2001	2007	$1.696110	$2.057676	155,531.262
	2006	$1.637113	$1.696110	173,706.738
	2005	$1.428887	$1.637113	199,070.322
	2004	$1.242983	$1.428887	308,148
	2003	$0.961	$1.242983	940,110.792
	2002	$1.138	$0.961	2,132,708
	2001	$1.000	$1.138	388,004

51

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Science and Technology VP – Initial Class	2008	$1.909814	$0.967660	1,303.968
Subaccount Inception Date July 1, 2002	2007	$1.459573	$1.909814	0.000
	2006	$1.465952	$1.459573	0.000
	2005	$1.457111	$1.465952	12,978.376
	2004	$1.368019	$1.457111	12,978
	2003	$0.919	$1.368019	12,978.376
	2002	$1.000	$0.919	100
Transamerica Small/Mid Cap Value VP – Initial Class	2008	$2.111435	$1.230640	0.000
Subaccount Inception Date October 26, 1998	2007	$1.717342	$2.111435	70,781.591
	2006	$1.475759	$1.717342	73,231.680
	2005	$1.318322	$1.475759	76,676.982
	2004	$1.149577	$1.318322	84,060
	2003	$0.611	$1.149577	230,384.409
	2002	$1.024	$0.611	516,634
	2001	$1.000	$1.024	2,847,860
Transamerica Value Balanced VP – Initial Class	2008	$1.428637	$0.978103	811,044.521
Subaccount Inception Date May 3, 1999	2007	$1.358241	$1.428637	118,729.822
	2006	$1.195379	$1.358241	387,092.088
	2005	$1.137667	$1.195379	574,576.353
	2004	$1.049621	$1.137667	266,692
	2003	$0.886	$1.049621	115,887.066
	2002	$1.000	$0.886	370,296
Transamerica Van Kampen Active International Allocation VP – Initial Class	2008	$1.750669	$1.055468	128,813.578
Subaccount Inception Date October 26, 1998	2007	$1.536450	$1.750669	1,574,785.475
	2006	$1.262008	$1.536450	1,396,485.885
	2005	$1.125102	$1.262008	1,375,037.323
	2004	$0.983665	$1.125102	1,390,727
	2003	$0.751	$0.983665	351,432.230
	2002	$0.918	$0.751	244,047
	2001	$1.000	$0.918	55,549
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class	2008	$1.061724	$0.562068	90,327.629
Subaccount Inception Date June 18, 2001	2007	$0.879107	$1.061724	71,133.808
	2006	$0.811447	$0.879107	65,597.403
	2005	$0.765392	$0.811447	64,998.821
	2004	$0.724747	$0.765392	31,777
	2003	$0.574	$0.724747	48,025.996
	2002	$0.870	$0.574	203,958
	2001	$1.000	$0.870	94,504
AllianceBernstein Global Thematic Growth Portfolio – Class B(2)	2008	$0.993244	$0.514302	0.000
Subaccount Inception Date June 18, 2001	2007	$0.840508	$0.993244	29,986.120
	2006	$0.786729	$0.840508	31,061.262
	2005	$0.770018	$0.786729	35,866.428
	2004	$0.743395	$0.770018	37,176
	2003	$0.524	$0.743395	35,549.203
	2002	$0.914	$0.524	17,582
	2001	$1.000	$0.914	1,000
AllianceBernstein Growth – Class B	2008	$1.152173	$0.651881	0.000
Subaccount Inception Date June 18, 2001	2007	$1.037572	$1.152173	109,020.962
	2006	$1.065812	$1.037572	187,460.467
	2005	$0.968524	$1.065812	228,654.688
	2004	$0.857939	$0.968524	457,077
	2003	$0.646	$0.857939	288,679.947
	2002	$0.914	$0.646	200,515
	2001	$1.000	$0.914	29,724
AllianceBernstein Large Cap Growth – Class B	2008	$1.025081	$0.608024	37,132.237
Subaccount Inception Date June 18, 2001	2007	$0.915406	$1.025081	9,205.564
	2006	$0.934630	$0.915406	9,793.284
	2005	$0.825595	$0.934630	30,686.923
	2004	0.773086	$0.825595	41,608
	2003	$0.636	0.773086	41,209.721
	2002	$0.933	$0.636	15,501
	2001	$1.000	$0.933	15,501

52

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Columbia Small Company Growth Fund, Variable Series – Class A	2008	$1.403887	$0.818808	3,209.424
Subaccount Inception Date October 26, 1998	2007	$1.255402	$1.403887	26,168.435
	2006	$1.133055	$1.255402	43,037.986
	2005	$1.119103	$1.133055	75,936.194
	2004	$1.018460	$1.119103	85,648
	2003	$0.717	$1.018460	208,600.069
	2002	$0.961	$0.717	32,144
	2001	$1.000	$0.961	1,000
Credit Suisse International Focus Portfolio(3)	2008	$1.696769	$0.986139	58,827.554
Subaccount Inception Date October 26, 1998	2007	$1.476465	$1.696769	30,926.902
	2006	$1.262346	$1.476465	31,064.247
	2005	$1.090434	$1.262346	57,022.749
	2004	$0.964153	$1.090434	51,574
	2003	$0.735	$0.964153	45,624.666
	2002	$0.933	$0.735	1,681,258
	2001	$1.000	$0.933	1,166,722
Credit Suisse Small Cap Core I Portfolio(4)	2008	$1.045213	$0.673774	0.000
Subaccount Inception Date October 26, 1998	2007	$1.069374	$1.045213	48,062.997
	2006	$1.035472	$1.069374	52,561.216
	2005	$1.079380	$1.035472	118,731.316
	2004	$0.987714	$1.079380	94,785
	2003	$0.675	$0.987714	134,733.493
	2002	$1.032	$0.675	51,311
	2001	$1.000	$1.032	53,153
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	2008	$0.947419	$0.610878	11,505.578
Subaccount Inception Date June 18, 2001	2007	$0.894214	$0.947419	4,918.324
	2006	$0.832564	$0.894214	13,116.635
	2005	$0.817214	$0.832564	12,556.341
	2004	$0.782616	$0.817214	10,772
	2003	$0.631	$0.782616	30,569.443
	2002	$0.904	$0.631	41,926
	2001	$1.000	$0.904	44,459
Dreyfus - VIF Appreciation – Service Class	2008	$1.191469	$0.825330	234,164.328
Subaccount Inception Date June 18, 2001	2007	$1.131328	$1.191469	58,484.942
	2006	$0.987611	$1.131328	75,165.888
	2005	$0.962276	$0.987611	83,505.425
	2004	$0.931583	$0.962276	33,058
	2003	$0.782	$0.931583	1,954,523.929
	2002	$0.955	$0.782	2,053,954
	2001	$1.000	$0.955	1,921,167
Federated Clover Value Fund II(5)	2008	$1.080335	$0.704994	190,288.682
Subaccount Inception Date October 26, 1998	2007	$1.213355	$1.080335	535,821.484
	2006	$1.053785	$1.213355	594,543.004
	2005	$1.017898	$1.053785	697,977.937
	2004	$0.940699	$1.017898	984,317
	2003	$0.747	$0.940699	1,052,218.362
	2002	$0.950	$0.747	2,635,744
	2001	$1.000	$0.950	1,662,159
Federated Capital Income Fund II	2008	$1.073601	$0.842545	0.000
Subaccount Inception Date October 26, 1998	2007	$1.046986	$1.073601	17,801.395
	2006	$0.918462	$1.046986	37,995.319
	2005	$0.876656	$0.918462	33,288.076
	2004	$0.809119	$0.876656	5,170
	2003	$0.680	$0.809119	28,081.499
	2002	$0.907	$0.680	32,996
	2001	$1.000	$0.90	43,338
Federated Fund for U.S. Government Securities II	2008	$1.231850	$1.266149	0.000
Subaccount Inception Date October 26, 1998	2007	$1.175893	$1.231850	161,632.110
	2006	$1.145507	$1.175893	309,313.755
	2005	$1.138979	$1.145507	361,969.328
	2004	$1.115277	$1.138979	613,614
	2003	$1.105	$1.115277	1,647,847.713
	2002	$1.028	$1.105	3,243,760
	2001	$1.000	$1.028	2,220,115

53

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Federated High Income Bond Fund II	2008	$1.458032	$1.063554	58,458.913
Subaccount Inception Date October 26, 1998	2007	$1.430249	$1.458032	835,684.630
	2006	$1.309445	$1.430249	899,218.715
	2005	$1.294013	$1.309445	1,145,821.416
	2004	$1.188509	$1.294013	1,172,624
	2003	$0.987	$1.188509	1,082,635.472
	2002	$0.987	$0.987	170,786
	2001	$1.000	$0.987	30,054
Federated Prime Money Fund II	2008	$1.069347	$1.080816	0.000
Subaccount Inception Date October 26, 1998	2007	$1.035665	$1.069347	1,907,915.462
	2006	$1.004903	$1.035665	1,853,380.190
	2005	$0.992624	$1.004903	1,816,231.907
	2004	$0.998922	$0.992624	2,087,881
	2003	$1.007	$0.998922	1,600,766.572
	2002	$1.007	$1.007	3,325,810
	2001	$1.000	$1.007	3,173,087
Fidelity - VIP Contrafund® Portfolio – Initial Class	2008	$1.194404	$0.676756	20,424.379
Subaccount Inception Date May 1, 2006	2007	$1.030515	$1.194404	382,377.957
	2006	$1.000000	$1.030515	279,643.348
Fidelity - VIP Mid Cap Portfolio – Initial Class	2008	$1.795642	$1.071769	291,356.188
Subaccount Inception Date May 1, 2004	2007	$1.575602	$1.795642	146,179.339
	2006	$1.418273	$1.575602	588,023.895
	2005	$1.216160	$1.418273	788,472.104
	2004	$1.000	$1.216160	787,345
Fidelity - VIP Value Strategies Portfolio – Initial Class	2008	$1.354058	$0.651797	715,910.224
Subaccount Inception Date May 1, 2004	2007	$1.299401	$1.354058	619,306.849
	2006	$1.133089	$1.299401	731,834.258
	2005	$1.119660	$1.133089	823,483.078
	2004	$1.000	$1.119660	726,498
Gartmore NVIT Developing Markets Fund	2008	$3.891618	$1.616361	22,104,503.761
Subaccount Inception Date October 26, 1998	2007	$2.751242	$3.891618	300,196.346
	2006	$2.073960	$2.751242	335,623.400
	2005	$1.599736	$2.073960	59,141.282
	2004	$1.354948	$1.599736	17,450
	2003	$0.861	$1.354948	19,723.371
	2002	$0.967	$0.861	27,483
	2001	$1.000	$0.967	4,208
Seligman Capital – Class 2 Shares	2008	$1.187311	$0.607483	25,906.371
Subaccount Inception Date June 18, 2001	2007	$1.036234	$1.187311	15,292.063
	2006	$0.993553	$1.036234	16,192.736
	2005	$0.898302	$0.993553	17,238.690
	2004	$0.841490	$0.898302	302,622
	2003	$0.629	$0.841490	122,421.370
	2002	$0.954	$0.629	57,673
	2001	$1.000	$0.954	53,475
Seligman Communications and Information – Class 2 Shares	2008	$1.391761	$0.872746	0.000
Subaccount Inception Date June 18, 2001	2007	$1.226661	$1.391761	8,368.718
	2006	$1.019899	$1.226661	8,911.670
	2005	$0.962243	$1.019899	40,738.524
	2004	$0.880602	$0.962243	40,828
	2003	$0.620	$0.880602	57,025.789
	2002	$0.987	$0.620	20,722
	2001	$1.000	$0.987	132,530
Seligman Global Technology – Class 2 Shares	2008	$1.170910	$0.688017	0.000
Subaccount Inception Date June 18, 2001	2007	$1.030456	$1.170910	5,595.927
	2006	$0.888186	$1.030456	6,576.998
	2005	$0.834695	$0.888186	7,724.409
	2004	$0.815568	$0.834695	9,018
	2003	$0.608	$0.815568	10,434.556
	2002	$0.904	$0.608	10,485
	2001	$1.000	$0.904	18,388

54

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Vanguard - Equity Index	2008	$1.374558	$0.854406	4,182,929.013
Subaccount Inception Date May 1, 2002	2007	$1.323386	$1.374558	1,980,074.352
	2006	$1.160267	$1.323386	2,025,082.911
	2005	$1.123187	$1.160267	2,326,524.061
	2004	$1.028400	$1.123187	2,586,038
	2003	$0.812	$1.028400	1,832,289.179
	2002	$1.000	$0.812	1,054,250
Vanguard - Mid-Cap Index	2008	$1.637677	$0.939186	584,313.675
Subaccount Inception Date May 1, 2002	2007	$1.565432	$1.637677	1,528,971.636
	2006	$1.396071	$1.565432	1,163,317.452
	2005	$1.242604	$1.396071	1,527,906.186
	2004	$1.047790	$1.242604	1,634,691
	2003	$0.793	$1.047790	1,454,754.279
	2002	$1.000	$0.793	776,001
Vanguard - REIT Index	2008	$1.937656	$1.198435	2,104,554.137
Subaccount Inception Date May 1, 2002	2007	$2.357239	$1.937656	200,256.778
	2006	$1.772256	$2.357239	753,540.003
	2005	$1.607610	$1.772256	260,875.567
	2004	$1.249674	$1.607610	550,674
	2003	$0.936	$1.249674	287,366.638
	2002	$1.000	$0.936	37,049
Vanguard International	2008	$1.075210	$0.583745	0.000
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.075210	23,835.391
Vanguard - Short-Term Investment-Grade	2008	$1.163259	$1.106983	3,243,827.080
Subaccount Inception Date May 1, 2002	2007	$1.113133	$1.163259	4,013,784.934
	2006	$1.076315	$1.113133	4,838,808.892
	2005	$1.067869	$1.076315	4,232,273.584
	2004	$1.061463	$1.067869	3,990,261
	2003	$1.040	$1.061463	2,241,011.063
	2002	$1.000	$1.040	2,524,331
Vanguard - Total Bond Market Index	2008	$1.217198	$1.262490	176,663.386
Subaccount Inception Date May 1, 2002	2007	$1.154309	$1.217198	1,097,558.715
	2006	$1.122658	$1.154309	1,125,093.709
	2005	$1.112200	$1.122658	1,133,754.349
	2004	$1.082852	$1.112200	1,100,529
	2003	$1.056	$1.082852	1,243,279.529
	2002	$1.000	$1.056	93,787
Wanger International	2008	$2.522739	$1.352632	18,126.873
Subaccount Inception Date October 26, 1998	2007	$2.200552	$2.522739	99,053.172
	2006	$1.627553	$2.200552	95,585.812
	2005	$1.358616	$1.627553	326,373.631
	2004	$1.058073	$1.358616	282,130
	2003	$0.721	$1.058073	227,633.673
	2002	$0.849	$0.721	770,108
	2001	$1.000	$0.849	749,066
Wanger USA	2008	$1.650464	$0.981170	55,261.845
Subaccount Inception Date October 26, 1998	2007	$1.588907	$1.650464	578,889.477
	2006	$1.494234	$1.588907	835,302.936
	2005	$1.362500	$1.494234	1,037,234.292
	2004	$1.168145	$1.362500	1,411,226
	2003	$0.827	$1.168145	1,265,412.266
	2002	$1.009	$0.827	2,907,945
	2001	$1.000	$1.009	965,088
WFAVT Small/Mid Cap Value Fund	2008	$1.478767	$0.808209	222,738.112
Subaccount Inception Date October 26, 1998	2007	$1.510849	$1.478767	80,092.746
	2006	$1.324460	$1.510849	99,755.291
	2005	$1.153299	$1.324460	99,610.153
	2004	$1.002056	$1.153299	227,049
	2003	$0.735	$1.002056	375,435.186
	2002	$0.970	$0.735	2,638,983
	2001	$1.000	$0.970	2,004,437

55

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Index 50 VP – Initial Class	2008	$1.000000	$0.819781	645,641.107
Subaccount Inception Date May 1, 2008
Transamerica Index 75 VP – Initial Class	2008	$1.000000	$0.723742	0.000
Subaccount Inception Date May 1, 2008
Transamerica Asset Allocation - Conservative VP – Initial Class	2008	$1.374142	$1.067017	154,933.380
Subaccount Inception Date May 1, 2002	2007	$1.311160	$1.374142	21,069.127
	2006	$1.215924	$1.311160	21,069.127
	2005	$1.173316	$1.215924	21,069.127
	2004	$1.085524	$1.173316	0.000
	2003	$0.896	$1.085524	0.000
	2002	$1.000	$0.896	100
Transamerica Asset Allocation - Growth VP – Initial Class	2008	$1.560311	$0.927903	261,085.936
Subaccount Inception Date May 1, 2002	2007	$1.469855	$1.560311	1,371.268
	2006	$1.290319	$1.469855	2,935.495
	2005	$1.166804	$1.290319	7,506.495
	2004	$1.037216	$1.166804	16,848
	2003	$0.805	$1.037216	0.000
	2002	$1.000	$0.805	100
Transamerica Asset Allocation - Moderate VP – Initial Class	2008	$1.449009	$1.056864	86,310.915
Subaccount Inception Date May 1, 2002	2007	$1.362474	$1.449009	6,148.904
	2006	$1.240469	$1.362474	40,306.666
	2005	$1.171796	$1.240469	42,311.513
	2004	$1.067759	$1.171796	29,988
	2003	$0.868	$1.067759	13,349.154
	2002	$1.000	$0.868	100
Transamerica Asset Allocation - Moderate Growth VP – Initial Class	2008	$1.517482	$1.005174	2,461,946.651
Subaccount Inception Date May 1, 2002	2007	$1.428769	$1.517482	9,114.298
	2006	$1.273905	$1.428769	55,727.721
	2005	$1.176374	$1.273905	53,800.489
	2004	$1.051623	$1.176374	48,522
	2003	$0.839	$1.051623	585.533
	2002	$1.000	$0.839	100
Transamerica Capital Guardian Value VP – Initial Class	2008	$1.275548
Subaccount Inception Date May 1, 2004	2007	$1.381607	$1.275548	306,772.292
	2006	$1.203699	$1.381607	48,400.873
	2005	$1.134259	$1.203699	5,593.486
	2004	$1.000	$1.134259	0.000
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2008	$3.217370	$1.826341	118,632.448
Subaccount Inception Date May 3, 1999	2007	$3.500631	$3.217370	274,837.443
	2006	$2.497286	$3.500631	103,450.227
	2005	$2.233675	$2.497286	249,301.608
	2004	$1.706483	$2.233675	309,360
	2003	$1.276	$1.706483	552,346
	2002	$1.250	$1.276	418,031
	2001	$1.143	$1.250	305,095
	2000	$0.895	$1.143	185,954
	1999	$1.000	$0.895	2,881
Transamerica JPMorgan Enhanced Index VP – Initial Class	2008	$1.258394	$0.776682	12,355.719
Subaccount Inception Date October 26, 1998	2007	$1.221924	$1.258394	780,974.419
	2006	$1.075522	$1.221924	1,252,111.674
	2005	$1.055117	$1.075522	1,539,104.181
	2004	$0.964689	$1.055117	1,930,602
	2003	$0.759	$0.964689	2,468,796
	2002	$1.022	$0.759	2,285,629
	2001	$1.179	$1.022	3,700,425
	2000	$1.343	$1.179	3,225,502
	1999	$1.154	$1.343	1,662,594

56

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Legg Mason Partners All Cap VP – Initial Class	2008	$1.228315	$0.770040	1,267.506
Subaccount Inception Date June 18, 2001	2007	$1.234065	$1.228315	25,483.353
	2006	$1.056481	$1.234065	25,475.559
	2005	$1.030271	$1.056481	28,175.644
	2004	$0.958182	$1.030271	29,657.000
	2003	$0.720000	$0.958182	31,511.599
	2002	$0.970000	$0.720000	45,661.000
	2001	$1.000000	$0.970000	1,000.000
Transamerica MFS International Equity VP – Initial Class	2008	$1.594091	$1.016223	1,441,962.202
Subaccount Inception Date May 1, 2002	2007	$1.482452	$1.594091	0.000
	2006	$1.222593	$1.482452	1,043.112
	2005	$1.099441	$1.222593	1,044.823
	2004	$0.975993	$1.099441	1,047
	2003	$0.791	$0.975993	2,132.979
	2002	$1.000	$0.791	100
Transamerica PIMCO Total Return VP – Initial Class	2008	$1.243039	$1.190434	1,624,972.547
Subaccount Inception Date May 1, 2002	2007	$1.158142	$1.243039	649,050.917
	2006	$1.127971	$1.158142	37,201.235
	2005	$1.118783	$1.127971	17,675.286
	2004	$1.086753	$1.118783	24,567.000
	2003	$1.051000	$1.086753	43,093.952
	2002	$1.000000	$1.051000	100.000
Transamerica T. Rowe Price Small Cap VP – Initial Class	2008	$1.024345	$0.643308	0.000
Subaccount Inception Date May 1, 2006	2007	$0.948633	$1.024345	6,214.454
	2006	$1.000000	$0.948633	0.000
Transamerica Efficient Markets VP – Initial Class	2008	1.000000	$1.036844	275,400.672
Subaccount Inception Date November 10, 2008
Transamerica Templeton Global VP – Initial Class(1)	2008	$1.773044	$0.983872	0.000
Subaccount Inception Date July 1, 2002	2007	$1.561692	$1.773044	735,756.772
	2006	$1.334327	$1.561692	783,625.351
	2005	$1.260166	$1.334327	837,485
	2004	$1.168565	$1.260166	903,806
	2003	$0.699	$1.168565	1,367,677.205
	2002	$0.959	$0.699	2,532,206
	2001	$1.262	$0.959	2,950,184
	2000	$1.553	$1.262	3,050,196
	1999	$1.000	$1.553	575,729
Transamerica Equity VP – Initial Class	2008	$1.519338	$0.808171	53,715.689
Subaccount Inception Date June 18, 2001	2007	$1.326262	$1.519338	1,603,889.971
	2006	$1.238197	$1.326262	2,004,161.623
	2005	$1.078385	$1.238197	452,823.257
	2004	$0.945195	$1.078385	524,861
	2003	$0.731	$0.945195	707,788.225
	2002	$0.954	$0.731	788,920
	2001	$1.006582	$0.954	1,460,416
	2000	$1.487766	$1.006582	1,343,845
	1999	$1.000000	$1.487766	246,122
Transamerica Growth Opportunities VP – Initial Class	2008	$2.051075	$1.194059	2,171.905
Subaccount Inception Date June 18, 2001	2007	$1.691505	$2.051075	294.971
	2006	$1.633468	$1.691505	130.209
	2005	$1.426398	$1.633468	1,796.970
	2004	$1.241434	$1.426398	3,970
	2003	$0.960	$1.241434	2,243.391
	2002	$1.138	$0.960	3,116
	2001	$1.000	$1.138	1,000
Transamerica Science and Technology VP – Initial Class	2008	$1.904640	$0.964555	0.000
Subaccount Inception Date July 1, 2002	2007	$1.456331	$1.904640	0.000
	2006	$1.463409	$1.456331	0.000
	2005	$1.455300	$1.463409	0.000
	2004	$1.367000	$1.455300	0.000
	2003	$0.919	$1.367000	0.000
	2002	$1.000	$0.919	100

57

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Small/Mid Cap Value VP – Initial Class	2008	$4.334826	$2.525279	66,071.068
Subaccount Inception Date October 26, 1998	2007	$3.527500	$4.334826	259,606.496
	2006	$3.032749	$3.527500	420,700.829
	2005	$2.710530	$3.032749	575,710.446
	2004	$2.364745	$2.710530	723,452
	2003	$1.258	$2.364745	1,060,687
	2002	$2.109	$1.258	1,141,264
	2001	$1.662	$2.109	1,228,998
	2000	$1.520	$1.662	1,310,663
	1999	$1.192	$1.520	541,663
	1998	$1.000	$1.192	1,000
Transamerica Value Balanced VP – Initial Class	2008	$1.424666	$0.974898	45,897.763
Subaccount Inception Date May 3, 1999	2007	$1.355135	$1.424666	179,238.398
	2006	$1.193233	$1.355135	207,917.741
	2005	$1.136190	$1.193233	234,793.839
	2004	$1.048766	$1.136190	447,603
	2003	$0.848104	$1.048766	501,638.612
	2002	$0.962410	$0.848104	663,953
	2001	$0.998739	$0.962410	950,003
	2000	$1.053303	$0.998739	1,019,180
	1999	$1.000000	$1.053303	280,925
Transamerica Van Kampen Active International Allocation VP – Initial Class	2008	$1.670354	$1.006558	392,533.934
Subaccount Inception Date October 26, 1998	2007	$1.466684	$1.670354	1,059,960.817
	2006	$1.205294	$1.466684	891,660.581
	2005	$1.075061	$1.205294	1,049,969.500
	2004	$0.940372	$1.075061	1,288,069
	2003	$0.719	$0.940372	1,610,481
	2002	$0.879	$0.719	1,433,433
	2001	$1.157	$0.879	1,397,351
	2000	$1.437	$1.157	1,312,308
	1999	$1.102	$1.437	1,139,793
	1998	$1.000	$1.102	1,000
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class	2008	$1.058294	$0.559981	54,421.002
Subaccount Inception Date June 18, 2001	2007	$0.876700	$1.058294	39,570.691
	2006	$0.809627	$0.876700	39,915.497
	2005	$0.764064	$0.809627	42,819.457
	2004	$0.723847	$0.764064	44,467
	2003	$0.573	$0.723847	44,184.087
	2002	$0.869	$0.573	48,938
	2001	$1.000	$0.869	5,702
AllianceBernstein Global Thematic Growth Portfolio – Class B(2)	2008	$0.990058	$0.512390	0.000
Subaccount Inception Date June 18, 2001	2007	$0.838237	$0.990058	62.982
	2006	$0.784981	$0.838237	60.059
	2005	$0.768689	$0.784981	3,010.100
	2004	$0.742478	$0.768689	4,550
	2003	$0.524	$0.742478	4,265.645
	2002	$0.914	$0.524	9,401
	2001	$1.000	$0.914	1,000
AllianceBernstein Growth – Class B	2008	$1.148475	$0.649465	0.000
Subaccount Inception Date June 18, 2001	2007	$1.034758	$1.148475	778.030
	2006	$1.063436	$1.034758	771.861
	2005	$0.966842	$1.063436	774.898
	2004	$0.856875	$0.966842	7,432
	2003	$0.654	$0.856875	10,784.975
	2002	$0.918	$0.654	3,933
	2001	$1.000	$0.918	1,000
AllianceBernstein Large Cap Growth – Class B	2008	$1.021786	$0.605771	91,356.923
Subaccount Inception Date June 18, 2001	2007	$0.912916	$1.021786	0.000
	2006	$0.932556	$0.912916	0.000
	2005	$0.824168	$0.932556	0.000
	2004	$0.772128	$0.824168	0.000
	2003	$0.635	$0.772128	0.000
	2002	$0.932	$0.635	1,000
	2001	$1.000	$0.932	1,000

58

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Columbia Small Company Growth Fund, Variable Series – Class A	2008	$1.927003	$1.123356	437,323.929
Subaccount Inception Date October 26, 1998	2007	$1.724030	$1.927003	7,208.538
	2006	$1.556780	$1.724030	7,218.667
	2005	$1.538377	$1.556780	30,324
	2004	$1.400712	$1.538377	38,154
	2003	$0.986	$1.400712	58,598
	2002	$1.322	$0.986	109,596
	2001	$1.492	$1.322	118,953
	2000	$1.601	$1.492	501,747
	1999	$1.097	$1.601	17,443
	1998	$1.000	$1.097	1,000
Credit Suisse International Focus Portfolio(3)	2008	$1.656239	$0.962109	30,676.003
Subaccount Inception Date October 26, 1998	2007	$1.441915	$1.656239	151,877.492
	2006	$1.233417	$1.441915	185,482.926
	2005	$1.065961	$1.233417	244,719.445
	2004	$0.942971	$1.065961	266,178
	2003	$0.719	$0.942971	268,454
	2002	$0.913	$0.719	264,216
	2001	$1.190	$0.913	316,789
	2000	$1.630	$1.190	324,739
	1999	$1.078	$1.630	17,503
	1998	$1.000	$1.078	1,000
Credit Suisse Small Cap Core I Portfolio(4)	2008	$1.312513	$0.845662	1,193,291.705
Subaccount Inception Date October 26, 1998	2007	1.343518	$1.312513	1,233,485.240
	2006	$1.301563	$1.343518	1,249,735.595
	2005	$1.357403	$1.301563	1,258,361
	2004	$1.242745	$1.357403	1,292,143
	2003	$0.849	$1.242745	1,405,319
	2002	$1.300	$0.849	1,483,995
	2001	$1.571	$1.300	1,708,616
	2000	$1.947	$1.571	1,599,802
	1999	$1.169	$1.947	14,585
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	2008	$0.944358	$0.608599	129,569.610
Subaccount Inception Date June 18, 2001	2007	$0.891775	$0.944358	0.000
	2006	$0.830707	$0.891775	0.000
	2005	$0.815795	$0.830707	0.000
	2004	$0.781636	$0.815795	0.000
	2003	$0.631	$0.781636	1,303.416
	2002	$0.904	$0.631	2,291
	2001	$1.000	$0.904	1,000
Dreyfus - VIF Appreciation – Service Class	2008	$1.187631	$0.822262	2,704,682.490
Subaccount Inception Date June 18, 2001	2007	$1.128235	$1.187631	0.000
	2006	$0.985396	$1.128235	412.077
	2005	$0.960586	$0.985396	40,184.744
	2004	$0.930410	$0.960586	138
	2003	$0.782	$0.930410	0.000
	2002	$0.955	$0.782	1,000
	2001	$1.000	$0.955	1,000
Federated Clover Value Fund II(5)	2008	$1.242577	$0.810477	37,705.049
Subaccount Inception Date October 26, 1998	2007	$1.396265	$1.242577	464,963.910
	2006	$1.213217	$1.396265	1,154,856.315
	2005	$1.172475	$1.213217	1,324,652.376
	2004	$1.084098	$1.172475	1,664,830
	2003	$0.862	$1.084098	2,053,460
	2002	$1.096	$0.862	1,923,100
	2001	$1.162	$1.096	1,698,516
	2000	$1.512	$1.162	400,459
	1999	$1.096	$1.512	166,796
	1998	$1.000	$1.096	1,000

59

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Federated Capital Income Fund II	2008	$0.948635	$0.744104	31,820.915
Subaccount Inception Date October 26, 1998	2007	$0.925577	$0.948635	31,163.808
	2006	$0.812349	$0.925577	46,013.834
	2005	$0.775743	$0.812349	69,339.203
	2004	$0.716340	$0.775743	80,846
	2003	$0.603	$0.716340	135,584
	2002	$0.804	$0.603	140,048
	2001	$0.946	$0.804	314,705
	2000	$1.064	$0.946	400,549
	1999	$1.062	$1.064	166,796
	1998	$1.000	$1.062	1,000
Federated Fund for U.S. Government Securities II	2008	$1.358287	$1.395420	90,020.461
Subaccount Inception Date October 26, 1998	2007	$1.297240	$1.358287	680,866.675
	2006	$1.264329	$1.297240	1,714,775.935
	2005	$1.257748	$1.264329	1,408,870.019
	2004	$1.232183	$1.257748	1,658,616
	2003	$1.222	$1.232183	3,258,944
	2002	$1.137	$1.222	2,056,456
	2001	$1.079	$1.137	2,914,758
	2000	$0.983	$1.079	3,093,041
	1999	$1.007	$0.983	1,512,032
Federated High Income Bond Fund II	2008	$1.403687	$1.023410	819.680
Subaccount Inception Date October 26, 1998	2007	$1.377623	$1.403687	662,622.925
	2006	$1.261891	$1.377623	565,488.063
	2005	$1.247633	$1.261891	1,014,085.600
	2004	$1.146467	$1.247633	1,072,205
	2003	$0.952	$1.146467	1,403,596
	2002	$0.953	$0.952	1,549,197
	2001	$0.954	$0.953	757,527
	2000	$1.065	$0.954	697,331
	1999	$1.056	$1.065	327,458
Federated Prime Money Fund II	2008	$1.170677	$1.182652	23,756.093
Subaccount Inception Date October 26, 1998	2007	$1.134359	$1.170677	1,336,292.814
	2006	$1.101212	$1.134359	1,613,196.565
	2005	$1.088294	$1.101212	1,313,538.901
	2004	$1.095739	$1.088294	1,720,995
	2003	$1.105	$1.095739	1,961,385
	2002	$1.106	$1.105	2,716,197
	2001	$1.082	$1.106	4,646,619
	2000	$1.036	$1.082	3,521,141
	1999	$1.005	$1.036	13,680,189
Fidelity - VIP Contrafund® Portfolio – Initial Class	2008	$1.193404	$0.675855	15,357.823
Subaccount Inception Date May 1, 2006	2007	$1.030174	$1.193404	18,337.505
	2006	$1.000000	$1.030174	8,260.142
Fidelity - VIP Mid Cap Portfolio – Initial Class	2008	$1.792425	$1.069323	170,243.292
Subaccount Inception Date May 1, 2004	2007	$1.573556	$1.792425	9,201.417
	2006	$1.417127	$1.573556	11,875.060
	2005	$1.215778	$1.417127	3,513.095
	2004	$1.000	$1.215778	0.000
Fidelity - VIP Value Strategies Portfolio – Initial Class	2008	$1.351598	$0.650292	199,979.953
Subaccount Inception Date May 1, 2004	2007	$1.297684	$1.351598	132,533.723
	2006	$1.132157	$1.297684	9,526.954
	2005	$1.119292	$1.132157	4,247.810
	2004	$1.000	$1.119292	0.000

60

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Gartmore NVIT Developing Markets Fund	2008	$4.437695	$1.842258	16,949,714.075
Subaccount Inception Date October 26, 1998	2007	$3.138860	$4.437695	240,264.706
	2006	$2.367318	$3.138860	210,393.969
	2005	$1.826916	$2.367318	101,675.861
	2004	$1.548132	$1.826916	123,841
	2003	$0.984	$1.548132	117,968
	2002	$1.106	$0.984	80,829
	2001	$1.206	$1.106	140,619
	2000	$1.714	$1.206	146,101
	1999	$1.055	$1.714	19,596
Seligman Capital – Class 2 Shares	2008	$1.183442	$0.605210	148,068.203
Subaccount Inception Date June 18, 2001	2007	$1.033375	$1.183442	0.000
	2006	$0.991297	$1.033375	0.000
	2005	$0.896706	$0.991297	0.000
	2004	$0.840411	$0.896706	0.000
	2003	$0.628	$0.840411	1,114.743
	2002	$0.954	$0.628	11,998
	2001	$1.000	$0.954	10,884
Seligman Communications and Information – Class 2 Shares	2008	$1.387259	$0.869486	0.000
Subaccount Inception Date June 18, 2001	2007	$1.223302	$1.387259	57.113
	2006	$1.017612	$1.223302	54.467
	2005	$0.960560	$1.017612	2,745.404
	2004	$0.879498	$0.960560	4,204
	2003	$0.620	$0.879498	3,974.002
	2002	$0.986	$0.620	8,871
	2001	$1.000	$0.986	1,000
Seligman Global Technology – Class 2 Shares	2008	$1.167149	$0.685471	0.000
Subaccount Inception Date June 18, 2001	2007	$1.027642	$1.167149	0.000
	2006	$0.886187	$1.027642	0.000
	2005	$0.833227	$0.886187	0.000
	2004	$0.814539	$0.833227	0.000
	2003	$0.608	$0.814539	0.000
	2002	$0.904	$0.608	1,000
	2001	$1.000	$0.904	1,000
Vanguard - Equity Index	2008	$1.370707	$0.851593	320,605.392
Subaccount Inception Date May 1, 2002	2007	$1.320331	$1.370707	454,872.692
	2006	$1.158158	$1.320331	108,286.744
	2005	$1.121695	$1.158158	71,319.618
	2004	$1.027545	$1.121695	53,454
	2003	$0.812	$1.027545	7,279.236
	2002	$1.000	$0.812	11,717
Vanguard - Mid-Cap Index	2008	$1.633113	$0.936100	84,590.394
Subaccount Inception Date May 1, 2002	2007	$1.561850	$1.633113	401,760.404
	2006	$1.393553	$1.561850	40,643.523
	2005	$1.240967	$1.393553	38,049.440
	2004	$1.046930	$1.240967	30,522
	2003	$0.793	$1.046930	18,321.323
	2002	$1.000	$0.793	100
Vanguard - REIT Index	2008	$1.932260	$1.194502	111,859.625
Subaccount Inception Date May 1, 2002	2007	$2.351847	$1.932260	10,716.258
	2006	$1.769063	$2.351847	9,301.398
	2005	$1.605513	$1.769063	2,718.497
	2004	$1.248657	$1.605513	2,844
	2003	$0.935	$1.248657	9,360.825
	2002	$1.000	$0.935	100
Vanguard International	2008	$1.074855	$0.583266	33,899.473
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.074855	18,140.180
Vanguard - Short-Term Investment-Grade	2008	$1.160033	$1.103361	94,739.209
Subaccount Inception Date May 1, 2002	2007	$1.110591	$1.160033	905,055.781
	2006	$1.074372	$1.110591	107,254.001
	2005	$1.066483	$1.074372	27,909.504
	2004	$1.060600	$1.066483	26,753
	2003	$1.040	$1.060600	8,231.622
	2002	$1.000	$1.040	100

61

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Vanguard - Total Bond Market Index	2008	$1.213833	$1.258379	2,987,736.500
Subaccount Inception Date May 1, 2002	2007	$1.151693	$1.213833	24,717.171
	2006	$1.120651	$1.151693	33,117.516
	2005	$1.110758	$1.120651	26,577.073
	2004	$1.081972	$1.110758	28,410
	2003	$1.056	$1.081972	55,425.628
	2002	$1.000	$1.056	100
Wanger International	2008	$4.222104	$2.262668	6,821.294
Subaccount Inception Date October 26, 1998	2007	$3.684712	$4.222104	650,318.429
	2006	$2.726592	$3.684712	674,657.416
	2005	$2.277159	$2.726592	547,925.827
	2004	$1.576808	$2.277159	618,167
	2003	$1.210	$1.576808	636,203
	2002	$1.425	$1.210	631,422
	2001	$1.835	$1.425	685,552
	2000	$2.584	$1.835	726,164
	1999	$1.159	$2.584	305,860
Wanger USA	2008	$2.223436	$1.321140	9,232.530
Subaccount Inception Date October 26, 1998	2007	$2.141575	$2.223436	366,352.565
	2006	$2.014972	$2.141575	451,329.58
	2005	$1.838244	$2.014972	595,039.213
	2004	$1.774295	$1.838244	699,936
	2003	$1.117	$1.774295	747,927
	2002	$1.363	$1.117	647,177
	2001	$1.243	$1.363	307,380
	2000	$1.373	$1.243	432,510
	1999	$1.114	$1.37	549,766
WFAVT Small/Mid Cap Value Fund	2008	$1.878770	$1.026316	40,233.596
Subaccount Inception Date October 26, 1998	2007	$1.920476	$1.878770	537,430.956
	2006	$1.684384	$1.920476	665,523.401
	2005	$1.467416	$1.684384	836,218.778
	2004	$1.275611	$1.467416	945,190
	2003	$0.936	$1.275611	1,224,503
	2002	$1.236	$0.936	1,319,287
	2001	$1.205	$1.236	1,171,504
	2000	$1.134	$1.205	1,117,504
	1999	$1.185	$1.134	246,470

62

		1.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Index 50 VP – Initial Class	2008	$1.000000	$0.819250	0.000
Subaccount Inception Date May 1, 2008
Transamerica Index 75 VP – Initial Class	2008	$1.000000	$0.723266	0.000
Subaccount Inception Date May 1, 2008
Transamerica Asset Allocation - Conservative VP – Initial Class	2008	$1.366524	$1.060055	17,396.153
Subaccount Inception Date May 1, 2002	2007	$1.305179	$1.366524	15,803.995
	2006	$1.211571	$1.305179	18,309.908
	2005	$1.170262	$1.211571	19,307.957
	2004	$1.083754	$1.170262	12,545
	2003	$0.896	$1.083754	0.000
	2002	$1.000	$0.896	100
Transamerica Asset Allocation - Growth VP – Initial Class	2008	$1.551630	$0.921822	221,961.504
Subaccount Inception Date May 1, 2002	2007	$1.463112	$1.551630	2,066.720
	2006	$1.285660	$1.463112	6,539.453
	2005	$1.163725	$1.285660	5,652.197
	2004	$1.035506	$1.163725	0.000
	2003	$0.804	$1.035506	0.000
	2002	$1.000	$0.804	100
Transamerica Asset Allocation - Moderate VP – Initial Class	2008	$1.440929	$1.049927	0.000
Subaccount Inception Date May 1, 2002	2007	$1.356216	$1.440929	50,445.620
	2006	$1.235988	$1.356216	40,159.890
	2005	$1.168706	$1.235988	40,326.160
	2004	$1.065987	$1.168706	40,496
	2003	$0.867	$1.065987	40,665.279
	2002	$1.000	$0.867	100
Transamerica Asset Allocation - Moderate Growth VP – Initial Class	2008	$1.509060	$0.998601	77,402.565
Subaccount Inception Date May 1, 2002	2007	$1.422241	$1.509060	1,761.858
	2006	$1.269325	$1.422241	7,665.583
	2005	$1.173297	$1.269325	6,837.683
	2004	$1.049905	$1.173297	5,850
	2003	$0.839	$1.049905	4,282.186
	2002	$1.000	$0.839	100
Transamerica Capital Guardian Value VP – Initial Class	2008	$1.270961	$0.756550	6,481.799
Subaccount Inception Date May 1, 2004	2007	$1.378001	$1.270961	126,219.236
	2006	$1.201736	$1.378001	104,772.957
	2005	$1.133518	$1.201736	71,766.799
	2004	$1.000	$1.133518	9,316
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2008	$2.635641	$1.494639	0.000
Subaccount Inception Date May 3, 1999	2007	$2.870526	$2.635641	20,691.063
	2006	$2.049782	$2.870526	9,912.922
	2005	$1.835214	$2.049782	8,551.712
	2004	$1.403452	$1.835214	12,187
	2003	$1.050	$1.403452	13,400.626
	2002	$1.030	$1.050	10,545
	2001	$1.000	$1.030	8,587
Transamerica JPMorgan Enhanced Index VP – Initial Class	2008	$1.149239	$0.708612	131,870.254
Subaccount Inception Date October 26, 1998	2007	$1.117048	$1.149239	25,335.587
	2006	$0.984181	$1.117048	43,691.068
	2005	$0.966463	$0.984181	18,196.271
	2004	$0.884507	$0.966463	17,639
	2003	$0.697	$0.884507	28,351.051
	2002	$0.939	$0.697	13,804
	2001	$1.000	$0.939	8,566
Transamerica Legg Mason Partners All Cap VP – Initial Class	2008	$1.220416	$0.764325	504.448
Subaccount Inception Date June 18, 2001	2007	$1.227346	$1.220416	7,002.711
	2006	$1.051759	$1.227346	7,002.711
	2005	$1.026675	$1.051759	8,756.133
	2004	$0.955783	$1.026675	8,756
	2003	$0.718	$0.955783	18,835.741
	2002	$0.970	$0.718	25,207
	2001	$1.000	$0.970	11,349

63

		1.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica MFS International Equity VP – Initial Class	2008	$1.585221	$1.009553	190,500.585
Subaccount Inception Date May 1, 2002	2007	$1.475665	$1.585221	115,844.770
	2006	$1.218190	$1.475665	145,016.548
	2005	$1.096562	$1.218190	141,353.212
	2004	$0.974401	$1.096562	148,595
	2003	$0.790	$0.974401	200,731.361
	2002	$1.000	$0.790	20,477
Transamerica PIMCO Total Return VP – Initial Class	2008	$1.236115	$1.182628	0.000
Subaccount Inception Date May 1, 2002	2007	$1.152824	$1.236115	17,845.199
	2006	$1.123893	$1.152824	26,812.847
	2005	$1.115839	$1.123893	11,541.545
	2004	$1.084965	$1.115839	0.000
	2003	$1.051	$1.084965	8,140.996
	2002	$1.000	$1.051	8,679
Transamerica T. Rowe Price Small Cap VP – Initial Class	2008	$1.022668	$0.641620	0.000
Subaccount Inception Date May 1, 2006	2007	$0.948016	$1.022668	0.000
	2006	$1.000000	$0.948016	0.000
Transamerica Efficient Markets VP – Initial Class	2008	$1.000000	$1.036698	143,564.679
Subaccount Inception Date November 10, 2008
Transamerica Templeton Global VP – Initial Class(1)	2008	$1.763443	$0.977578	1,972.852
Subaccount Inception Date July 1, 2001	2007	$1.554773	$1.763443	3,079.746
	2006	$1.329727	$1.554773	15,937.325
	2005	$1.257058	$1.329727	16,069.543
	2004	$1.166829	$1.257058	16,066
	2003	$0.935	$1.166829	16,029.463
	2002	$1.000	$0.935	12,186
Transamerica Equity VP – Initial Class	2008	$1.509538	$0.802161	23,645,911.860
Subaccount Inception Date July 1, 2002	2007	$1.319019	$1.509538	269,331.205
	2006	$1.232651	$1.319019	405,060.079
	2005	$1.074597	$1.232651	221,388.747
	2004	$0.942810	$1.074597	169,327
	2003	$0.730	$0.942810	137,151.985
	2002	$0.954	$0.730	113,981
	2001	$1.000	$0.954	53,623
Transamerica Growth Opportunities VP – Initial Class	2008	$2.037901	$1.185223	14,783.054
Subaccount Inception Date June 18, 2001	2007	$1.682307	$2.037901	39,705.020
	2006	$1.626177	$1.682307	54,208.278
	2005	$1.421432	$1.626177	49,796.309
	2004	$1.238328	$1.421432	59,023
	2003	$0.959	$1.238328	20,366.816
	2002	$1.137	$0.959	17,094
	2001	$1.000	$1.137	1,000
Transamerica Science and Technology VP – Initial Class	2008	$1.894363	$0.958402	55,882.586
Subaccount Inception Date July 1, 2002	2007	$1.449916	$1.894363	0.000
	2006	$1.458393	$1.449916	0.000
	2005	$1.451736	$1.458393	0.000
	2004	$1.364998	$1.451736	0.000
	2003	$0.919	$1.364998	0.000
	2002	$1.000	$0.919	100
Transamerica Small/Mid Cap Value VP – Initial Class	2008	$2.091171	$1.217019	12,086,785.967
Subaccount Inception Date October 26, 1998	2007	$1.703392	$2.091171	48,006.453
	2006	$1.465918	$1.703392	77,822.210
	2005	$1.311451	$1.465918	84,093.601
	2004	$1.145278	$1.311451	114,706
	2003	$0.610	$1.145278	132,273.214
	2002	$1.023	$0.610	152,626
	2001	$1.000	$1.023	134,067
Transamerica Value Balanced VP – Initial Class	2008	$1.416700	$0.968501	581,608.803
Subaccount Inception Date May 1, 2002	2007	$1.348897	$1.416700	50,325.748
	2006	$1.188900	$1.348897	56,416.778
	2005	$1.133183	$1.188900	116,253.392
	2004	$1.047042	$1.133183	118,755
	2003	$0.885	$1.047042	13,058.758
	2002	$1.000	$0.885	100

64

		1.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Van Kampen Active International Allocation VP – Initial Class	2008	$1.733851	$1.043789	1,747,893.866
Subaccount Inception Date October 26, 1998	2007	$1.523944	$1.733851	240,737.009
	2006	$1.253581	$1.523944	259,086.156
	2005	$1.119234	$1.253581	250,248.818
	2004	$0.979979	$1.119234	258,885
	2003	$0.750	$0.979979	100,503.265
	2002	$0.917	$0.750	4,406
	2001	$1.000	$0.917	1,093
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class	2008	$1.051512	$0.555830	1,611.948
Subaccount Inception Date June 18, 2001	2007	$0.871949	$1.051512	23,204.401
	2006	$0.806021	$0.871949	30,578.077
	2005	$0.761401	$0.806021	35,142.703
	2004	$0.722038	$0.761401	51,763
	2003	$0.572	$0.722038	56,300.774
	2002	$0.869	$0.572	63,015
	2001	$1.000	$0.869	59,771
AllianceBernstein Global Thematic Growth Portfolio – Class B(2)	2008	$0.983689	$0.508594	0.000
Subaccount Inception Date June 18, 2001	2007	$0.833665	$0.983689	27,243.465
	2006	$0.781468	$0.833665	27,818.541
	2005	$0.765998	$0.781468	39,207.697
	2004	$0.740613	$0.765998	38,586
	2003	$0.523	$0.740613	59,514.847
	2002	$0.914	$0.523	24,846
	2001	$1.000	$0.914	14,447
AllianceBernstein Growth – Class B	2008	$1.141097	$0.644658	0.000
Subaccount Inception Date June 18, 2001	2007	$1.029129	$1.141097	0.000
	2006	$1.058695	$1.029129	0.000
	2005	$0.963479	$1.058695	0.000
	2004	$0.854738	$0.963479	0.000
	2003	$0.645	$0.854738	0.000
	2002	$0.913	$0.645	1,000
	2001	$1.000	$0.913	1,000
AllianceBernstein Large Cap Growth – Class B	2008	$1.015237	$0.601296	4,355,368.724
Subaccount Inception Date June 18, 2001	2007	$0.907953	$1.015237	4,113.805
	2006	$0.928400	$0.907953	24,858.599
	2005	$0.821301	$0.928400	24,767.680
	2004	$0.770199	$0.821301	6,712
	2003	$0.634	$0.770199	9,547.106
	2002	$0.932	$0.634	1,000
	2001	$1.000	$0.932	1,000
Columbia Small Company Growth Fund, Variable Series – Class A	2008	$1.390417	$0.809752	2,383,823.428
Subaccount Inception Date October 26, 1998	2007	$1.245199	$1.390417	108,589.947
	2006	$1.125502	$1.245199	150,947.571
	2005	$1.113285	$1.125502	157,500.664
	2004	$1.014658	$1.113285	171,442
	2003	$0.715	$1.014658	140,687.661
	2002	$0.960	$0.715	13,547
	2001	$1.000	$0.960	12,157
Credit Suisse International Focus Portfolio(3)	2008	$1.680467	$0.975219	48,937.039
Subaccount Inception Date October 26, 1998	2007	$1.464448	$1.680467	15,666.485
	2006	$1.253912	$1.464448	12,958.832
	2005	$1.084751	$1.253912	13,341.755
	2004	$0.960546	$1.084751	9,490
	2003	$0.733	$0.960546	9,521.501
	2002	$0.932	$0.733	1,000
	2001	$1.000	$0.932	1,000
Credit Suisse Small Cap Core I Portfolio(4)	2008	$1.035199	$0.666321	0.000
Subaccount Inception Date October 26, 1998	2007	$1.060697	$1.035199	118,275.787
	2006	$1.028592	$1.060697	133,307.778
	2005	$1.073773	$1.028592	153,546.730
	2004	$0.984031	$1.073773	170,650
	2003	$0.673	$0.984031	136,901.474
	2002	$1.031	$0.673	2,480
	2001	$1.000	$1.031	1,000

65

		1.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	2008	$0.938332	$0.604114	19,586.893
Subaccount Inception Date June 18, 2001	2007	$0.886952	$0.938332	0.000
	2006	$0.827018	$0.886952	0.000
	2005	$0.812955	$0.827018	0.000
	2004	$0.779695	$0.812955	0.000
	2003	$0.630	$0.779695	0.000
	2002	$0.903	$0.630	1,000
	2001	$1.000	$0.903	1,000
Dreyfus VIF - Appreciation Portfolio – Service Class	2008	$1.180014	$0.816180	0.000
Subaccount Inception Date June 18, 2001	2007	$1.122111	$1.180014	5,745.093
	2006	$0.981016	$1.122111	41,475.874
	2005	$0.957253	$0.981016	56,453.815
	2004	$0.928094	$0.957253	178,902
	2003	$0.780	$0.928094	205,481.891
	2002	$0.954	$0.780	71,732
	2001	$1.000	$0.954	5,143
Federated Clover Value Fund II(5)	2008	$1.069957	$0.697185	1,512,671.608
Subaccount Inception Date October 26, 1998	2007	$1.203484	$1.069957	71,431.216
	2006	$1.046745	$1.203484	146,097.219
	2005	$1.012590	$1.046745	197,163.745
	2004	$0.937185	$1.012590	456,974
	2003	$0.746	$0.937185	441,008.535
	2002	$0.950	$0.746	170,886
	2001	$1.000	$0.950	3,232
Federated Capital Income Fund II	2008	$1.063290	$0.833212	0.000
Subaccount Inception Date October 26, 1998	2007	$1.038473	$1.063290	0.000
	2006	$0.912336	$1.038473	0.000
	2005	$0.872093	$0.912336	0.000
	2004	$0.806093	$0.872093	0.000
	2003	$0.679	$0.806093	0.000
	2002	$0.907	$0.679	8,642
	2001	$1.000	$0.907	8,642
Federated Fund for U.S. Government Securities II	2008	$1.220026	$1.252143	1,955,068.061
Subaccount Inception Date October 26, 1998	2007	$1.166337	$1.220026	29,131.820
	2006	$1.137861	$1.166337	24,223.812
	2005	$1.133045	$1.137861	18,698.886
	2004	$1.111107	$1.133045	250,770
	2003	$1.103	$1.111107	298,079.391
	2002	$1.027	$1.103	75,065
	2001	$1.000	$1.027	12,377
Federated High Income Bond Fund II	2008	$1.444060	$1.051804	145,779.581
Subaccount Inception Date October 26, 1998	2007	$1.418647	$1.444060	208,583.113
	2006	$1.300738	$1.418647	223,088.918
	2005	$1.287298	$1.300738	289,553.593
	2004	$1.184084	$1.287298	320,725
	2003	$0.984	$1.184084	244,963.866
	2002	$0.986	$0.984	63,680
	2001	$1.000	$0.986	1,000
Federated Prime Money Fund II	2008	$1.059061	$1.068837	136,085.458
Subaccount Inception Date October 26, 1998	2007	$1.027234	$1.059061	232,117.474
	2006	$0.998193	$1.027234	44,985.668
	2005	$0.987448	$0.998193	53,785.535
	2004	$0.995191	$0.987448	155,301
	2003	$1.004	$0.995191	154,453.039
	2002	$1.007	$1.004	1,070,057
	2001	$1.000	$1.007	28,104
Fidelity - VIP Contrafund® Portfolio – Initial Class	2008	$1.191464	$0.674086	622,436.421
Subaccount Inception Date May 1, 2006	2007	$1.029509	$1.191464	140,353.462
	2006	$1.000000	$1.029509	0.000
Fidelity - VIP Mid Cap Portfolio – Initial Class	2008	$1.785955	$1.064410	0.000
Subaccount Inception Date May 1, 2004	2007	$1.569426	$1.785955	22,169.259
	2006	$1.414798	$1.569426	36,341.511
	2005	$1.214972	$1.414798	26,261.801
	2004	$1.000	$1.214972	8,787

66

		1.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity - VIP Value Strategies Portfolio – Initial Class	2008	$1.346727	$0.647303	0.000
Subaccount Inception Date May 1, 2004	2007	$1.294293	$1.346727	34,894.132
	2006	$1.130312	$1.294293	15,868.268
	2005	$1.118571	$1.130312	0.000
	2004	$1.000	$1.118571	0.000
Gartmore NVIT Developing Markets Fund	2008	$3.854162	$1.598425	160,050.420
Subaccount Inception Date October 26, 1998	2007	$2.728811	$3.854162	40,011.422
	2006	$2.060082	$2.728811	42,265.443
	2005	$1.591370	$2.060082	23,554.711
	2004	$1.349863	$1.591370	0.000
	2003	$0.859	$1.349863	20,001.792
	2002	$0.966	$0.859	21,737
	2001	$1.000	$0.966	1,000
Seligman Capital – Class 2 Shares	2008	$1.175876	$0.600744	0.000
Subaccount Inception Date June 18, 2001	2007	$1.027780	$1.175876	7,290.586
	2006	$0.986902	$1.027780	22,447.192
	2005	$0.893614	$0.986902	26,730.486
	2004	$0.838336	$0.893614	42,628
	2003	$0.627	$0.838336	46,969.583
	2002	$0.953	$0.627	59,743
	2001	$1.000	$0.953	49,584
Seligman Communications and Information – Class 2 Shares	2008	$1.378389	$0.863073	0.000
Subaccount Inception Date June 18, 2001	2007	$1.216681	$1.378389	16,287.151
	2006	$1.013090	$1.216681	39,535.062
	2005	$0.957232	$1.013090	42,502.992
	2004	$0.877298	$0.957232	29,801
	2003	$0.619	$0.877298	24,114.392
	2002	$0.986	$0.619	11,301
	2001	$1.000	$0.986	11,301
Seligman Global Technology – Class 2 Shares	2008	$1.159634	$0.680374	0.000
Subaccount Inception Date June 18, 2001	2007	$1.022041	$1.159634	7,580.268
	2006	$0.882239	$1.022041	23,663.401
	2005	$0.830332	$0.882239	28,169.470
	2004	$0.812512	$0.830332	45,039
	2003	$0.607	$0.812512	56,389.496
	2002	$0.904	$0.607	56,446
	2001	$1.000	$0.904	53,553
Vanguard - Equity Index	2008	$1.363082	$0.846021	842,300.172
Subaccount Inception Date May 1, 2002	2007	$1.314289	$1.363082	984,214.655
	2006	$1.153991	$1.314289	1,204,048.079
	2005	$1.118757	$1.153991	1,230,433.729
	2004	$1.025867	$1.118757	1,156,670
	2003	$0.811	$1.025867	927,651.775
	2002	$1.000	$0.811	41,850
Vanguard - Mid-Cap Index	2008	$1.624029	$0.929969	15,802.398
Subaccount Inception Date May 1, 2002	2007	$1.554692	$1.624029	315,578.261
	2006	$1.388538	$1.554692	416,135.795
	2005	$1.237707	$1.388538	495,103.346
	2004	$1.045212	$1.237707	606,226
	2003	$0.792	$1.045212	571,647.749
	2002	$1.000	$0.792	102,559
Vanguard - REIT Index	2008	$1.921505	$1.186677	468,647.692
Subaccount Inception Date May 1, 2002	2007	$2.341063	$1.921505	173,110.699
	2006	$1.762687	$2.341063	212,462.784
	2005	$1.601291	$1.762687	238,927.087
	2004	$1.246601	$1.601291	427,613
	2003	$0.935	$1.246601	371,815.723
	2002	$1.000	$0.935	62,291
Vanguard International	2008	$1.074151	$0.582305	1,502,775.924
Subaccount Inception Date May 1, 2007	2007	$1.000	$1.074151	0.000

67

Vanguard - Short-Term Investment–Grade	2008	$1.153549	$1.096116	1,288,940.040
Subaccount Inception Date May 1, 2002	2007	$1.105485	$1.153549	270,809.495
	2006	$1.070498	$1.105485	292,657.834
	2005	$1.063662	$1.070498	259,046.866
	2004	$1.058843	$1.063662	293,155
	2003	$1.039	$1.058843	221,490.383
	2002	$1.000	$1.039	36,469
Vanguard – Total Bond Market Index	2008	$1.207073	$1.250139	80,227.226
Subaccount Inception Date May 1, 2002	2007	$1.146405	$1.207073	347,716.709
	2006	$1.116605	$1.146405	260,344.363
	2005	$1.107827	$1.116605	232,376.453
	2004	$1.080190	$1.107827	248,274
	2003	$1.055	$1.080190	222,708.098
	2002	$1.000	$1.055	18,889
Wanger International	2008	$2.498544	$1.337676	14,933.112
Subaccount Inception Date October 26, 1998	2007	$2.182688	$2.498544	113,056.154
	2006	$1.616721	$2.182688	126,170.707
	2005	$1.351552	$1.616721	109,312.544
	2004	$1.163767	$1.351552	209,884
	2003	$0.719	$1.163767	171,179.180
	2002	$0.848	$0.719	53,272
	2001	$1.000	$0.848	9,227
Wanger USA	2008	$1.634561	$0.970276	49,768.824
Subaccount Inception Date October 26, 1998	2007	$1.575942	$1.634561	48,851.117
	2006	$1.484231	$1.575942	125,238.377
	2005	$1.355374	$1.484231	126,980.115
	2004	$1.054130	$1.355374	148,306
	2003	$0.826	$1.054130	199,514.923
	2002	$1.008	$0.826	50,096
	2001	$1.000	$1.008	17,347
WFAVT Small/Mid Cap Value Fund	2008	$1.464568	$0.799261	46,898.341
Subaccount Inception Date October 26, 1998	2007	$1.498571	$1.464568	124,642.046
	2006	$1.315636	$1.498571	164,909.725
	2005	$1.147293	$1.315636	157,726.023
	2004	$0.998315	$1.147293	160,792
	2003	$0.733	$0.998315	116,838.527
	2002	$0.969	$0.733	47,498
	2001	$1.000	$0.969	39,481

(1)	Transamerica Capital Guardian Global VP merged into Transamerica Templeton Global VP.
(2)	Formerly known as AllianceBernstein Global Technology Portfolio.
(3)	Formerly known as Credit Suisse International Focus Portfolio
(4)	Formerly known as Credit Suisse Small Cap Core I Portfolio
(5)	Formerly known as Federated American Leaders Fund II.

68

APPENDIX B

If you are a Policy Owner of Policy AV375, below is a description of the significant features of your Policy and the available investment choices that may be different than described in the Prospectus. (The Policy Form Number appears on the bottom left-hand corner of your Policy.) Please see your actual policy and any attachments for determining your specific coverage.

The Nursing Care and Terminal Condition Option, Unemployment Waiver Option, and the Guaranteed Minimum Death Benefit Options are currently not available to Policy Owners of Policy AV375.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, Monumental will move your investment out of the Portfolios and into the general account of Monumental.

•	Life Annuity—Monthly Annuity Payments are paid for the life of an Annuitant, ending with the last payment before the Annuitant dies.

•	Joint and Last Survivor Annuity—Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.

•

Life Annuity With Period Certain—Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, Monumental will make any remaining payments to the Beneficiary.

•

Installment or Unit Refund Life Annuity—Available as either a fixed (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, Monumental will make any remaining payments to the Beneficiary.

•	Designated Period Annuity—Available only on a fixed basis. Monthly Annuity Payments are paid for a specified period, which may be from 10 to 30 years.

Mortality and Expense Risk Charge

Monumental charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 1.35% of the net asset value of the Separate Account.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Monumental’s surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then Monumental will bear the loss.

69

Fee Table

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between investment choices. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases	None
Contingent Deferred Sales Load (surrender charge)	None
Exchange Fees(1)	$10
Special Service Fee	$0 - $25

(1)	Monumental does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30
Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.35%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.50%

(1)

Monumental does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If the Company assesses a Service Charge, it will not be deducted on a Contract if (1) the sum of all Purchase Payments less the sum of all withdrawals taken is at least $50,000; (2) the Contract Value equals or exceeds $50,000, or (3) the Contract is a Qualified Policy.

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2008. Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

	Minimum	Maximum
Portfolio Annual Expenses(1)
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.76%	1.91%

(1)

The fee table information relating to the underlying funds was provided to Monumental by the underlying funds, their investment advisers or managers, and Monumental has not independently verified such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.

EXAMPLE TABLE

The following example illustrates the maximum expenses that you would incur on a $10,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period. The example assumes that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Contract imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract’s Annuity Payment Options.

1 Year	3 Years	5 Years	10 Years
$347	$1,057	$1,789	$3,721

For information concerning compensation paid for the sale of the Policies, see “Distribution of the Policies.”

70

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. The minimum required balance in any General Account Guaranteed Option, except the Dollar Cost Averaging Fixed Account Option, is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250 (or $1,000 in the case of a General Account Guaranteed Option other than the Dollar Cost Averaging Fixed Account Option), Monumental will transfer the remaining balance to the remaining Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, Monumental may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. Monumental would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period before the Annuitant attains age 81, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. For any six-year period after the one in which the Annuitant attains age 81, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 81 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When Monumental receives Due Proof of Death of the Annuitant, Monumental will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant’s death. However, if the Contract Owner does not make such a choice and Monumental has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant’s death.

Paid as a lump sum, the Death Benefit is the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the date we receive Due Proof of Death; or

(2)	the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the Annuity Date elected by the Beneficiary and approved by Monumental or

(2)	the Adjusted Death Benefit.

71

The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period before the Annuitant attains age 81, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. For any six-year period after the one in which the Annuitant attains age 81, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 81 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant’s death, Monumental will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

A Word About Joint Annuitants

The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant’s death during the Income Phase will have no effect on the benefits due under the Contract.

Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before Monumental acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to Monumental and obtaining approval from Monumental. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

•	If there is more than one Beneficiary, each will share in the Death Benefit equally.

•	If one or two or more Beneficiaries have already died, Monumental will pay that share of the Death Benefit equally to the survivor(s).

•	If no Beneficiary is living, Monumental will pay the proceeds to the Contract Owner.

•

If a Beneficiary dies at the same time as the Annuitant, Monumental will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant’s death and before Monumental receives due proof of the Annuitant’s death, Monumental will pay proceeds as though the Beneficiary had died first.

72

If a Beneficiary who is receiving Annuity Payments dies, Monumental will pay any remaining Payments Certain to that Beneficiary’s named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, Monumental must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner’s Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner’s death. Second exception: If the Owner’s Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. (“Owner’s Designated Beneficiary” means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner’s death.) If the Contract Owner and the Annuitant are the same person, then upon that person’s death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase, page B-4.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, Monumental must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the “primary Annuitant” is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a “primary Annuitant” as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the “primary Annuitant” is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

Monumental will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which Monumental may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Contract Owner

•	the payment is derived from premiums paid by check, in which case Monumental may delay payment until the check has cleared your bank.

73

APPENDIX C

ARCHITECT GUARANTEED LIFETIME WITHDRAWAL BENEFIT

TOTAL WITHDRAWAL BASE ADJUSTMENTS

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount that are made in a single calendar year will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount that are made in a single calendar year will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the maximum annual withdrawal amount remaining before the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but before the withdrawal of the excess amount; and

C	is the total withdrawal base before the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, two parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Total withdrawal base (“TWB”)

2.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (“Non-Excess” Withdrawal):

Assumptions:

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means the Income Benefit Percentage is 4.5%.

TWB at rider issue = $100,000

TWB at time withdrawals begin = $100,000

4.5% withdrawal (“WD”) beginning 10 years from the rider date would be $4,500 (4.5% of the then-current $100,000 total withdrawal base)

WD = $4,500

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $90,000 in 10 years

Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $4,500 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $4,500, the total withdrawal base does not change.

Example 2 (“Excess” Withdrawal):

Assumptions:

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means the Income Benefit Percentage is 4.5%.

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TWB at rider issue = $100,000

TWB at time withdrawals begin = $100,000

4.5% WD beginning 10 years from the rider date would be $4,500 (4.5% of the then-current $100,000 total withdrawal base)

WD = $10,000

EWD = $5,500 ($10,000 – $4,500)

PV = $90,000 in 10 years

Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $10,000 – $4,500 = $5,500 (the excess withdrawal amount)

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted and a new lower maximum annual withdrawal amount must be computed. Had the withdrawal for this example not been more than $4,500, the total withdrawal base would remain at $100,000 and the maximum annual withdrawal amount would be $4,500. However, because an excess withdrawal has been taken, the total withdrawal base and, consequently, the maximum annual withdrawal amount, will decline.

New total withdrawal base:

Step One. The total withdrawal base is reduced by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 4.5% WD)) * TWB before any adjustments

2.	($5,500 / ($90,000 - $4,500)) * $100,000 = $6,432.75

Step Three. Which is larger, the actual $5,500 excess withdrawal amount or the $6,432.75 pro rata amount?

$6,432.75 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $6,432.75 = $93,567.25

Result. The new total withdrawal base is $93,567.25

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (as a result of the excess withdrawal), we have to calculate a new maximum annual withdrawal amount that will be available starting on the next January 1st. This calculation assumes no more activity before the next January 1st.

Step One. What is the new maximum annual withdrawal amount?

$93,567.25 (the adjusted total withdrawal base) * 4.5% = $4,210.53

Result. Going forward, the maximum you can take out in a year is $4,210.53 without causing an excess withdrawal that would further reduce of the total withdrawal base.

75

APPENDIX D

ADDITIONAL DEATH BENEFIT — ADDITIONAL INFORMATION

The following examples illustrate the additional death benefit payable by this rider as well as the effect of a partial surrender on the additional death benefit amount. The client is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender	$150,000
Rider Earnings on Date of Surrender (Policy Value on date of surrender – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (= Base policy death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations	$75,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (= Base policy death benefit plus Additional Death Benefit Amount):	$100,000

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APPENDIX E

ADDITIONAL DEATH DISTRIBUTION - II — ADDITIONAL INFORMATION

Assume the Additional Death Distribution—II is added to a new policy opened with $100,000 initial premium. The client is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 premium in the 3rd Rider Year when the Death Proceeds are equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Death Proceeds are equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds is $145,000.

Example

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $145,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal (Account Value less premiums added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

77

THE ADVISOR’S EDGE SELECT®

VARIABLE ANNUITY

Issued Through

Separate Account VA CC

By

Monumental Life Insurance Company

Supplement dated May 1, 2009

To the

Prospectus dated May 1, 2009

The following investment choices are hereby added to your policy:

DFA Investment Dimensions Group Inc.

Advised by Dimensional Fund Advisors, LP

VA Global Bond Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA U.S. Large Value Portfolio

VA Short-Term Fixed Portfolio

VA U.S. Targeted Value Portfolio

All defined terms used herein, which are not defined herein, shall have the same meanings as the same terms used in the accompanying prospectus.

The following hereby amends, and to the extent inconsistent replaces, the Summary in the prospectus.

EXPENSES

Monumental will deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.45% from the assets in each Subaccount.

DEATH BENEFIT

When you purchase a policy you generally may choose the following death benefit:

•	Return of Premium.

ADDITIONAL FEATURES

The “Additional Death Benefit” (“ADB”) and Additional Death Distribution—II (“ADD-II”) referred to in the base prospectus are not available for this policy.

This Prospectus Supplement must be accompanied

by the Prospectus for The Advisor’s Edge Select® Variable Annuity

dated May 1, 2009

The following hereby amends, and to the extent inconsistent replaces, SECTION 5 – EXPENSES; Mortality and Expense Risk Fee in the prospectus.

Monumental charges a fee as compensation for bearing certain mortality and expense risks under the Policy. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Fee is at an annual rate of 1.30%.

The following hereby amends, and to the extent inconsistent replaces, SECTION 8 – DEATH BENEFIT; Guaranteed Minimum Death Benefit Options in the prospectus.

The Guaranteed Minimum Death Benefit for this Policy is Return of Premium. The “6 Year Step-Up Death Benefit” and “Double Enhanced Death Benefit” referred to in the base prospectus are not available for this Policy.

The following hereby amends, and to the extent inconsistent replaces, SECTION 10 – ADDITIONAL FEATURES in the prospectus.

The “Additional Death Benefit” (“ADB”) and Additional Death Distribution—II (“ADD-II”) referred to in the base prospectus are not available for this Policy.

Designated Investment Choices. If you elect the Architect GLWB benefit, you must allocate 100% of your policy value to one or more of the following “designated choices:”

Non-Equity:

DFA – Global Bond Portfolio

DFA – Short-Term Fixed Portfolio

Federated Prime Money Fund II

Federated Fund for US Government Securities II

Transamerica PIMCO Total Return VP – Initial Class

Vanguard – Short-Term Investment Grade Portfolio

Vanguard – Total Bond Market Index Portfolio

Fixed Account

Equity:

Credit Suisse International Equity Flex I Portfolio

Credit Suisse U. S. Equity Flex I Portfolio

DFA – VA International Small Portfolio

DFA – VA International Value Portfolio

DFA – VA U.S. Large Value Portfolio

DFA – VA U.S. Targeted Value Portfolio

Federated Clover Value Fund II

Federated High Income Bond Fund II

Fidelity – VIP Contrafund® Portfolio – Initial Class

Fidelity – VIP Mid Cap Portfolio – Initial Class

Fidelity – VIP Value Strategies Portfolio – Initial Class

Transamerica Asset Allocation – Conservative VP – Initial Class

Transamerica Asset Allocation – Growth VP – Initial Class

Transamerica Asset Allocation – Moderate VP – Initial Class

Transamerica Asset Allocation – Moderate Growth VP – Initial Class

Transamerica Templeton Global VP – Initial Class

Transamerica Capital Guardian Value VP – Initial Class

Transamerica Index 50 VP – Initial Class

Transamerica Index 75 VP – Initial Class

Transamerica JPMorgan Enhanced Index VP – Initial Class

Transamerica T. Rowe Price Small Cap VP – Initial Class

Transamerica Efficient Markets VP – Initial Class

2

Transamerica Value Balanced VP – Initial Class

Transamerica Van Kampen Active International Allocation VP – Initial Class

Vanguard – Equity Index Portfolio

Vanguard – International Portfolio

Vanguard – Mid-Cap Index Portfolio

Vanguard – REIT Index Portfolio

Wanger International

Wanger USA

The following information hereby supplements the corresponding APPENDIX A contained in the prospectus.

APPENDIX A

CONDENSED FINANCIAL INFORMATION

1.45%
Subaccount	Year	Beginning AUV	Ending AUV	#Units
DFA - VA Global Bond Portfolio Subaccount Inception Date May 1, 2005	2008 2007 2006 2005	$1.062949 $1.023064 $1.000000 $1.000000	$1.094417 $1.062949 $1.023064 $1.000493	152,799.560 5,255,537.693 2,947,675.258 695,696
DFA - VA International Small Portfolio Subaccount Inception Date May 1, 2005	2008 2007 2006 2005	$1.527464 $1.453775 $1.000000 $1.000000	$0.859987 $1.527464 $1.453775 $1.181505	727,021.303 2,242,272.840 1,323,837.957 282,882
DFA - VA International Value Portfolio Subaccount Inception Date May 1, 2005	2008 2007 2006 2005	$1.685294 $1.543868 $1.000000 $1.000000	$0.900190 $1.685294 $1.543868 $1.164691	0.000 2,126,786.067 1,282,415.053 283,382
DFA - VA U.S. Large Value Portfolio Subaccount Inception Date May 1, 2005	2008 2007 2006 2005	$1.242846 $1.299199 $1.000000 $1.000000	$0.736221 $1.242846 $1.299199 $1.100053	109,180.691 3,673,658.601 1,960,304.650 384,322
DFA - VA Short-Term Fixed Portfolio Subaccount Inception Date May 1, 2005	2008 2007 2006 2005	$1.073710 $1.037732 $1.000000 $1.000000	$1.100172 $1.073710 $1.037732 $1.006178	28,040.004 5,173,276.104 2,908,505.915 694,631
DFA - VA U.S. Targeted Value Portfolio Subaccount Inception Date May 1, 2005	2008 2007 2006 2005	$1.161597 $1.369745 $1.000000 $1.000000	$0.721994 $1.161597 $1.369745 $1.148732	53,037.050 3,555,073.280 1,822,885.703 367,614

3

SEPARATE ACCOUNT VA CC

STATEMENT OF ADDITIONAL INFORMATION

for the

THE ADVISOR’S EDGE SELECT® VARIABLE ANNUITY

Offered by

MONUMENTAL LIFE INSURANCE COMPANY

(An Iowa Stock Company)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor’s Edge Select® Variable Annuity policy (the “Policy”) offered by Monumental Life Insurance Company (the “Company” or “Monumental”). You may obtain a copy of the Prospectus dated May 1, 2009, by calling 800-866-6007 or by writing to our Administrative and Service Office, at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the policy.

May 1, 2009

2

GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — On the Annuity Commencement Date an amount equal to the policy value increased or decreased by any excess interest adjustments were applied.

Administrative and Service Office — Monumental Life Insurance Company, Attn: Customer Care Group 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, 800-866-6007.

Annuitant — The person during whose life, annuity payments involving life contingencies will continue.

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except expressly allowed by Monumental. In no event will this date be later than the last day of the month following the month in which the Annuitant attains age 98.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary — The person who has the right to the death benefit set forth in the policy.

Business Day — A day when the New York Stock Exchange is open for business.

Cash Value — The Policy Value increased or decreased by an excess interest adjustment, less the annual service charge, and less any applicable premium taxes and any rider fees. This value is applied upon surrender.

Code — The Internal Revenue Code of 1986, as amended.

Enrollment form — A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment — A positive or negative adjustment to amounts withdrawn upon partial withdrawals, surrenders or transfers from the guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by Monumental since the date any payment was received by, or an amount was transferred to, a guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the Owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the Policy that are part of Monumental’s general assets and are not in the Separate Account.

Good Order — An instruction that Monumental receives that is sufficiently complete and clear – along with all necessary forms, information and supporting legal documentation, including any required spousal or joint owner’s consents – so that Monumental does not need to exercise any discretion to follow such instruction. All orders requesting a partial or full withdrawal, a transfer, a death benefit, or other transaction or change, must be in good order.

Guaranteed Period Options (“GPO”) — The various guaranteed interest rate periods of the fixed account, that Monumental may offer and into which Premium Payments may be paid or amounts may be transferred.

Nonqualified Policy — A policy that does not qualify for special federal income tax treatment under the Code.

3

Owner (Policy Owner, You, Your) — The individual or entity that owns an individual policy.

Policy — The individual policy.

Policy Date — The date shown on the policy data page attached to the Policy and the date on which the Policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium Payments; minus

•	partial withdrawals (including any applicable excess interest adjustments on such withdrawals); plus

•	interest credited in the fixed account; plus or minus

•	accumulated gains or losses in the separate account; minus

•	services charges, premium taxes, rider fees, and transfer fees, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Premium Payment — An amount paid to Monumental by the Owner or on the Owner’s behalf as consideration for the benefits provided by the Policy.

Qualified Policy — A Policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account — Separate Account VA CC, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which Premium Payments under the policies may be allocated.

Service Charge — An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.

Subaccount — A subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

Successor Owner — A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Supportable Payment — The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request — Written notice that is signed by the owner, is in good order and received at the Administrative and Services Office, and that gives Monumental the information it requires. For some transactions, Monumental may accept an electronic notice, such as telephone instructions, instead of written notice. Such written or electronic notice must meet the requirements for good order that Monumental establishes for such notices.

4

THE POLICY – GENERAL PROVISIONS

Owner

The Policy shall belong to the owner upon issuance of the Policy after completion of an enrollment form and delivery of the Initial Premium Payment. While the annuitant is living, the owner may: (1) assign the Policy; (2) surrender the policy; (3) amend or modify the Policy with the consent of Monumental; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary, and of your spouse in a community or marital property state.

Unless Monumental has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the enrollment form, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note Carefully. If the owner does not name a contingent owner, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Monumental has received written notice of the trust as a successor owner signed before the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Monumental.

The owner may change the ownership of the policy in a written notice. When the change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice; however, Monumental is not responsible for payments made or other action taken before the change is recorded. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner’s death, or payments must be made for a period certain or for the successor owner’s lifetime so long as any period certain does not exceed that successor owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof constitute the entire Policy between Monumental and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof. No registered representative has authority to change or waive any provision of the policy.

Non-participating

The Policies are non-participating. No dividends are payable and the Policies will not share in the profits or surplus earnings of Monumental.

5

Misstatement of Age or Gender

Monumental may require proof of age and gender before making Annuity Payments. If the Annuitant’s stated age, gender or both in the Policy are incorrect; Monumental will change the annuity benefit payable to that which the Premium Payments would have purchased for the correct age and gender. In the case of correction of the stated age and/or gender after payments have commenced, Monumental will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

Assignment

Any Non-Qualified Policy may be assigned by you before the Annuity Date and during the Annuitant’s lifetime. Monumental is not responsible for the validity of any assignment. No assignment will be recognized until Monumental receives, in good order at the Administrative and Service Office, the appropriate Monumental form notifying Monumental of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. Monumental shall not be liable as to any payment or other settlement made by Monumental before receipt of the appropriate Monumental form.

Excess Interest Adjustment

Money that you withdraw from, transfer out of, or apply to an annuity payment option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a withdrawal, if the interest rates Monumental sets have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the Premium Payments and transfers to that guaranteed period option, less any prior partial withdrawals and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment (“EIA”) is:

EIA = S* (G-C)* (M/12)

Where

S	=	the gross amount being surrendered, withdrawn, transferred or applied to a Payment Option that is subject to the EIA.

G	=	the guaranteed interest rate applicable to S.

C	=	the current guaranteed interest rate then being offered on new Premium Payments for the next longer Guaranteed Period than “M”. If this policy form or such a Guaranteed Period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M	=	the number of months remaining in the Guaranteed Period for S, rounded up to the next higher whole number of months.

There is no cap on positive EIA adjustment. The floor on a negative EIA is effective on full surrender.

6

On full surrender, each Guaranteed Period Option’s (“GPO”) contribution to the adjusted Policy Value will never fall below the sum of Premium Payments, less any prior withdrawals and transfers from that GPO, plus interest at the guaranteed effective annual interest rate.

Some states may not allow an EIA.

Computation Of Variable Annuity Income Payments

In order to supplement the description in the Prospectus and Appendixes A and B thereto, the following provides additional information about the Policy which may be of interest to Policy Owners.

The amounts shown in the Annuity Tables contained in your Policy represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Policy corresponding to the Annuity Payment Option elected by the Policy Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days before the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

(a)	=	the Annuity Unit Value for the immediately preceding Business Day;

(b)	=	the Net Investment Factor for the day;

(c)	=	the investment result adjustment factor (.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount resulting from:

(a)	=	any increase or decrease in the value of the Subaccount attributable to investment results;

(b)	=	a daily charge assessed at an annual rate of 1.30% for the mortality and expense risks assumed by Monumental of the value of the Subaccount;

(c)	=	a daily charge for the cost of administering the Policy corresponding to an annual charge of 0.15% of the value of the Subaccount.

The Annuity Tables contained in the Policy are based on the 1983 Table “A” Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year; except that in Massachusetts and Montana, the Annuity Tables contained in the Policy are based on a 60% female/40% male blending of the above for all annuitants of either gender.

Exchanges

After the Annuity Date you may, by making a written request, exchange the current value of an existing subaccount to Annuity Units of any other subaccount(s) then available. The written request for an exchange must be received by us, however, in good order, at least ten Business Days before the first payment date on which the exchange is to take

7

effect. An exchange shall result in the same dollar amount as that of the Annuity Payment on the date of exchange (the “Exchange Date”). Each year you may make an unlimited number of free exchanges between Subaccounts. We reserve the right to charge a $15 fee in the future for exchanges in excess of twelve per Policy Year.

Exchanges will be made using the Annuity Unit Value for the subaccounts on the date the written request for exchange is received. On the Exchange Date, Monumental will establish a value for the current subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing subaccounts and compute the number of Annuity Units for the new subaccounts by dividing the Annuity Unit Value of the new subaccounts into the value previously calculated for the existing subaccounts.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (i.e. the Initial Payment Guarantee), please note that the stabilized payments remain constant throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On the anniversary of your annuity Commencement Date we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased because fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR	3.50%
First Variable Payment	$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:		400.0000	1.250000	$500.00	—	—	400.0000
	February 1	400.0000	1.254526	$501.81	$500.00	0.0084	400.0084
	March 1	400.0000	1.253122	$501.25	$500.00	0.0058	400.0142
	April 1	400.0000	1.247324	$498.93	$500.00	(0.0050)	400.0092
	May 1	400.0000	1.247818	$499.13	$500.00	(0.0040)	400.0051
	June 1	400.0000	1.244178	$497.67	$500.00	(0.0109)	399.9943
	July 1	400.0000	1.250422	$500.17	$500.00	0.0008	399.9951
	August 1	400.0000	1.245175	$498.07	$500.00	(0.0090)	399.9861
	September 1	400.0000	1.251633	$500.65	$500.00	0.0030	399.9891
	October 1	400.0000	1.253114	$501.25	$500.00	0.0058	399.9949
	November 1	400.0000	1.261542	$504.62	$500.00	0.0212	400.0161
	December 1	400.0000	1.265963	$506.39	$500.00	0.0293	400.0454
	January 1	400.0000	1.270547	$508.22	$500.00	0.0387	400.0841
	February 1	400.0841	1.275148	$510.17	$508.33	0.0086	400.0927

Expenses included in the calculations are 1.30% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

8

PERFORMANCE INFORMATION

Money Market Subaccount Yields

Current yield for the Federated Prime Money Fund II will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [((Base Period Return)+1)365/7]-1

30-day Yield For Non-money Market Subaccounts

Quotations of yield for the remaining subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

YIELD	=	2[(a-b + 1)[6]-1]
cd

Where:

[a]	equals the net investment income earned during the period by the Portfolio attributable to shares owned by a subaccount;

[b]	equals the expenses accrued for the period (net of reimbursement);

[c]	equals the average daily number of Units outstanding during the period; and

[d]	equals the maximum offering price per Accumulation Unit on the last day of the period.

Yield on a subaccount is earned from the increase in net asset value of shares of the Portfolio in which the subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

Standardized Average Annual Total Return For Subaccounts

When advertising performance of the subaccounts, Monumental will show the “Standardized Average Annual Total Return,” calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of the Annual Policy Fee and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Policy over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

P(1+T)n=ERV

Where:

(1)	[P]	equals a hypothetical Initial Premium Payment of $1,000;

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(2)	[T]	equals an average annual total return;

(3)	[n]	equals the number of years; and

(4)	[ERV]	equals the ending redeemable value of a hypothetical $1,000 Premium Payment made at the beginning of the period (or fractional portion thereof).

Non-standardized Average Annual Total Return

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Monumental may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may also make other assumptions, such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed.

Non-standardized Adjusted Historical Average Annual Total Return

Monumental may show Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy’s inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified Premium Payment patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses, and 12b-1 fee, if applicable, restated as if the 12b-1 fee had been in existence from the inception date. However, they do not include the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

Individualized Computer Generated Illustrations

Monumental may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Policies with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

PERFORMANCE COMPARISONS

Performance information for any subaccount reflects only the performance of a hypothetical Policy under which Accumulation Value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Monumental Life Insurance Company as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of

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any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a subaccount’s investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each subaccount’s performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

•	quality of underlying investments;

•	average maturity of underlying investments;

•	type of instruments in which the Portfolio is invested;

•	changes in interest rates and market value of underlying investments;

•	changes in Portfolio expenses; and

•	the relative amount of the Portfolio’s cash flow.

From time to time, we may advertise the performance of the subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

•

Dow Jones Industrial Average (“DJIA”), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

•

Standard & Poor’s Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor’s index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor’s figures.

•

Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios’ Lipper rankings in various fund categories in advertising and sales literature.

•

Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

•

Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

•

Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

•

Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

•

Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

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•

Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

•

Standard & Poor’s Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

•

Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

•	The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds’ Prospectuses to obtain a more complete view of each Portfolio’s performance before investing. Of course, when comparing each Portfolio’s performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Monumental. The assets are kept physically segregated and held separate and apart from Monumental’s general account assets. The general account contains all of the assets of Monumental. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the subaccounts and the general account.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Distribution Requirements

The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the “designated beneficiary” as defined in section 72(s) of the Code. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policy

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satisfy all such Code requirements. The provisions contained in the policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise. The following discussion is based on the assumption that the policy qualifies as an annuity policy for federal income tax purposes.

Diversification Requirements

Section 817(h) of the Code provides that in order for a non-qualified variable policy which is based on a segregated asset account to qualify as an annuity policy under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury regulations. Monumental has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

Owner Control

In some circumstances, owners of variable contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts as a result of their ability to exercise the investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of our Policies, such as the flexibility of a policy owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Policies do not give policy owners investment control over separate account assets, we reserve the right to modify the Policies as necessary to prevent a policy owner from being treated as the owner of the separate account assets supporting the Policy.

Withholding

The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested to be made. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the Policy to a tax-qualified plan, IRA or tax sheltered annuity, or to a governmental 457 plan that agrees to separately account for rollover contributions. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies

The qualified policy is designed for use with several types of tax-qualified retirement plans. Currently, Qualified Policies are available as traditional IRA policies and Roth IRA policies. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

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For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax advisor.

We may make available, as options under the policy, certain guaranteed minimum withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. Consult a qualified tax advisor before electing any of these benefits for a qualified policy.

Monumental makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of a policy for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Individual Retirement Annuities

In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total Premium Payments for any calendar year may not exceed $5,000 ($6,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance policy, but tax regulations allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the Premium Payments paid or the cash value for the policy. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA)

The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $120,000 for single filers, $176,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may

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be contributed to all IRAs (Roth and traditional) is $5,000 ($6,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual, and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans

Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policies include a death benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. For policies issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

If your policy was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a withdrawal or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Non-Natural Persons

Pursuant to Section 72(u) of the Code, an annuity policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code, accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the Premium Payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at the year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent’s death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single Premium Payment; instead, such policies are taxed as described above under the heading “Taxation of Annuities.”

TAXATION OF MONUMENTAL

Monumental at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Monumental and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect

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to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

STATE REGULATION OF MONUMENTAL

Monumental is a stock life insurance company organized under the laws of Iowa, and is subject to regulation by the Iowa State Department of Commerce, Insurance Division. An annual statement is filed with the Iowa Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of Monumental as of December 31st of the preceding calendar year. Periodically, the Iowa Commissioner of Insurance examines the financial condition of Monumental, including the liabilities and reserves of the Separate Account the operations of Monumental are also examined periodically by the National Association of Insurance Commissioners. In addition, Monumental is subject to regulation under the insurance laws of the other jurisdictions in which it may operate.

.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Monumental. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, Monumental will mail to all Policy Owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports as required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Monumental sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We currently offer the Policies on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

Transamerica Capital, Inc. (“TCI”) serves as principal underwriter for the policies. TCI’s home office is located at 4600 S. Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI, like Monumental, is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of FINRA. TCI is not a member of the Securities Investor Protection Corporation.

The Policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. The selling firm and/or its affiliates are also licensed under state insurance laws.

We and our affiliates provide paid-in capital to TCI and pay for TCI’s operating and other expenses, including overhead, legal and accounting fees. During fiscal years, 2007 and 2006, the amounts paid to AFSG in connection with all Policies sold through the separate account were $328,679 and $965,939, respectively; and $1,046,775 and $714,741 was paid to TCI in 2008 and 2007. TCI passes through commissions it receives to selling firms and their sales and does not retain any portion of them.

ADMINISTRATIVE SERVICES CONTRACT

We and TCI, the principal underwriter for the Policies, have contracted with Symmetry Partners, LLC (“Symmetry”), to provide certain administrative services. The administrative services include customer service, aggregation of customer statements, performance reporting, and marketing support. We pay Symmetry an annual fee equal to 0.20% of the amount of assets in the Policies that Symmetry provides administrative services for registered representatives. During 2006, 2007 and 2008, we paid Symmetry $24,272.44, $56,682.98 and $66,529.50, respectively, in connection with this contract

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LEGAL MATTERS

The law firm of Morgan, Lewis & Bockius LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Policy under the applicable federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2008 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Monumental Life Insurance Company at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policy and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor’s Edge Select Policy Owners as of the year ended December 31, 2008, and for the periods indicated thereon, including the Report of Independent Registered Public Accounting Firm thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements and schedules of Monumental Life Insurance Company as of December 31, 2008, and 2007, and for each of the three years in the period ended December 31, 2008, including the Reports of Independent Registered Public Accounting Firm thereon, are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor’s Edge Select Policy Owners and should be considered only as bearing on the ability of Monumental to meet its obligations under the Polices. They should not be considered as bearing on the safety or investment performance of the assets held in the Separate Account.

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F I N A N C I A L  S T A T E M E N T S  A N D  S C H E D U L E S  –  S T A T U T O R Y  B A S I S

Monumental Life Insurance Company

Years Ended December 31, 2008, 2007 and 2006

Monumental Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2008, 2007 and 2006

Report of Independent Registered Public Accounting Firm

The Board of Directors

Monumental Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Monumental Life Insurance Company (the Company) as of December 31, 2008 and 2007, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2008. Our audit also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Monumental Life Insurance Company at December 31, 2008 and 2007, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2008.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Monumental Life Insurance Company at December 31, 2008 and 2007, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2008, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, Monumental Life Insurance Company, with the permission of the Insurance Division, Department of Commerce, of the State of Iowa, changed its policy related to reserve credits with respect to secondary guarantee reinsurance treaties at December 31, 2007. As discussed in Note 3 to the financial statements, Monumental Life Insurance Company changed its accounting for investments in certain low income housing tax credit properties at January 1, 2006. Also, as discussed in Note 3 to the financial statements, Monumental Life Insurance Company, with the permission of the Insurance Division, Department of Commerce, of the State of Iowa, changed its policy related to its calculation of reserves related to synthetic guaranteed investment contracts at December 31, 2008.

/s/ Ernst & Young LLP

Des Moines, Iowa

April 8, 2009

Monumental Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2008	2007
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments	$2,053,330	$148,708
Bonds:
Affiliated entities	64,902	64,902
Unaffiliated	17,897,321	19,424,564
Preferred stocks:
Affiliated entities	–	2,347
Unaffiliated	968,425	1,078,126
Common stocks:
Affiliated entities (Cost: 2008- $26,350; 2007- $17,712)	13,665	9,282
Unaffiliated (Cost: 2008- $33,477; 2007- $5,945)	30,765	13,594
Mortgage loans on real estate	3,091,985	3,194,935
Real estate, at cost less allowance for depreciation
(2008 - $178; 2007 - $147)
Properties held for sale	8,498	9,696
Investment properties	1,178	1,209
Policy loans	494,400	487,766
Receivables for securities	66	–
Collateral balance	96,852	–
Other invested asset receivable	147,572	–
Other invested assets	826,914	846,394

Total cash and invested assets	25,695,873	25,281,523
Premiums deferred and uncollected	110,308	228,694
Accrued investment income	288,338	365,981
Federal and foreign income tax recoverable	269,284	37,179
Net deferred income tax asset	115,059	77,896
Receivable from parent, subsidiaries and affiliates	63,883	65,599
Cash surrender value of life insurance policies	68,500	66,000
Reinsurance receivable	54,241	31,654
Goodwill	12,197	–
Other assets	42,155	23,110
Separate account assets	8,811,340	11,757,527

Total admitted assets	$35,531,178	$37,935,163

5

Monumental Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2008	2007
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$2,200,273	$6,714,824
Annuity	4,451,944	4,931,152
Accident and health	458,321	496,298
Policy and contract claim reserves:
Life	59,317	57,057
Accident and health	151,052	164,246
Liability for deposit type contracts	2,505,054	2,179,743
Other policyholders’ funds	8,052	7,740
Remittances and items not allocated	17,463	9,512
Reinsurance in unauthorized companies	5,461	6,508
Municipal reverse repurchase agreements	108,266	36,553
Asset valuation reserve	231,442	432,726
Interest maintenance reserve	8,434	89,589
Funds held under reinsurance agreements	14,984,890	9,856,372
Payable for securities	2,212	15,730
Payable to parent, subsidiaries and affiliates	29,415	176,664
Transfers from separate accounts due or accrued	(28,098)	(3,837)
Deferred derivative gain	14,184	31,759
Derivatives	72,786	63,511
Other liabilities	203,217	179,710
Separate account liabilities	8,811,340	11,757,527

Total liabilities	34,295,025	37,203,384
Capital and surplus:
Common stock:
Class A common stock, $750 par value, 10,000 shares authorized, 9,818.93 issued and outstanding	7,364	7,364
Class B common stock, $750 par value, 10,000 shares authorized, 3,697.27 issued and outstanding	2,773	2,773
Surplus notes	160,000	160,000
Paid-in surplus	831,973	762,414
Unassigned surplus (deficit)	234,043	(200,772)

Total capital and surplus	1,236,153	731,779

Total liabilities and capital and surplus	$35,531,178	$37,935,163

See accompanying notes.

6

Monumental Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2008	2007	2006
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$682,044	$744,974	$504,500
Annuity	883,858	1,047,780	1,159,064
Accident and health	664,089	654,295	520,088
Net investment income	1,322,769	1,465,481	1,360,229
Amortization of interest maintenance reserve	(1,676)	7,091	4,912
Commissions and expense allowances on reinsurance ceded	48,418	84,941	167,753
Income from fees associated with investment management, administration and contract guarantees for separate accounts	34,197	37,498	32,421
Reserve adjustments on reinsurance ceded	–	–	127,275
Reinsurance reserve recapture	–	–	8,266
Consideration on reinsurance transaction	447,383	1,352,966	291,426
Recapture of reinsurance ceded to non-affiliate	–	1,342,614	–
Other income	8,710	7,836	9,114

	4,089,792	6,745,476	4,185,048
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health benefits	774,628	737,937	561,007
Annuity benefits	302,023	284,066	275,504
Surrender benefits	1,316,843	1,369,248	1,481,174
Other benefits	135,550	174,807	238,605
Increase (decrease) in aggregate reserves for policies and contracts:
Life	(4,654,840)	178,119	301,641
Annuity	(479,209)	(898,470)	(454,301)
Accident and health	7,008	70,542	135,358

	(2,597,997)	1,916,249	2,538,988
Insurance expenses:
Commissions	297,158	305,487	377,552
General insurance expenses	257,858	272,370	281,599
Taxes, licenses and fees	43,813	48,870	49,615
Net transfers to separate accounts	140,099	387,561	238,424
Consideration on reinsurance recapture ceded to affiliate	473,624	–	–
Change in provision for liquidity guarantees	39,812	7,250	–
Reinsurance reserve adjustment	(6)	(7)	(3)
Funds withheld ceded investment income	267,697	479,696	338,259
Reserve adjustments on reinsurance ceded	3	2,998,794	189,655
Initial premium on coinsurance funds withheld	4,584,735	–	–
Consideration on reinsurance recaptured	–	–	62,143
Experience refunds	(650)	(45,282)	(83,698)
Other expenses	5,436	4,855	7,728

	6,109,579	4,459,594	1,461,274

Total benefits and expenses	3,511,582	6,375,843	4,000,262
Gain from operations before dividends to policyholders, federal income tax expense (benefit) and net realized capital gains (losses) on investments	578,210	369,633	184,786
Dividends to policyholders	1,484	1,492	1,490

Gain from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments	576,726	368,141	183,296
Federal income tax expense (benefit)	47,934	83,114	(17,161)

Gain from operations before net realized capital gains (losses) on investments	528,792	285,027	200,457
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	(185,128)	76,354	82,662

Net income	$343,664	$361,381	$283,119

See accompanying notes.

7

Monumental Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Class A Common Stock	Class B Common Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at January 1, 2006	$7,364	$2,773	$160,000	$243,180	$791,955	$1,205,272
Cumulative effect of change in accounting principle	–	–	–	–	(23,728)	(23,728)
Net income	–	–	–	–	283,119	283,119
Change in net unrealized capital gains/losses, net of taxes	–	–	–	–	150,399	150,399
Nonadmit value of reciprical ownership	–	–	–	–	(118,279)	(118,279)
Change in net unrealized foreign capital gains/losses, net of tax	–	–	–	–	(100)	(100)
Change in nonadmitted assets	–	–	–	–	(102,452)	(102,452)
Admission of PBLIC’s nonadmitted IMR	–	–	–	–	1,824	1,824
Change in liability for reinsurance in unauthorized companies	–	–	–	–	663	663
Change in net deferred income tax asset	–	–	–	–	70,868	70,868
Change in asset valuation reserve	–	–	–	–	5,963	5,963
Dividends to stockholders	–	–	–	–	(208,000)	(208,000)
Change in surplus as a result of reinsurance	–	–	–	–	(54,628)	(54,628)
Tax benefit on stock options exercised	–	–	–	53	–	53
Return of capital related to stock appreciation rights plans of indirect parent	–	–	–	(1,663)	–	(1,663)

Balance at December 31, 2006	7,364	2,773	160,000	241,570	797,604	1,209,311
Net income	–	–	–	–	361,381	361,381
Capital contribution	–	–	–	523,197	–	523,197
Change in net unrealized capital gains/losses, net of taxes	–	–	–	–	(11,916)	(11,916)
Change in nonadmitted assets	–	–	–	–	218,540	218,540
Change in liability for reinsurance in unauthorized companies	–	–	–	–	(3,225)	(3,225)
Change in net deferred income tax asset	–	–	–	–	(240,943)	(240,943)
Change in asset valuation reserve	–	–	–	–	(113,128)	(113,128)
Dividends to stockholders	–	–	–	–	(1,200,000)	(1,200,000)
Change in surplus as a result of reinsurance	–	–	–	–	(9,085)	(9,085)
Tax benefit on stock options exercised	–	–	–	63	–	63
Return of capital related to stock appreciation rights plans of indirect parent	–	–	–	(2,416)	–	(2,416)

Balance at December 31, 2007	$7,364	$2,773	$160,000	$762,414	$(200,772)	$731,779

8

Monumental Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Class A Common Stock	Class B Common Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at December 31, 2007	$7,364	$2,773	$160,000	$762,414	$(200,772)	$731,779
Net income	–	–	–	–	343,664	343,664
Capital contribution	–	–	–	200,000	–	200,000
Return of paid in surplus	–	–	–	(124,000)	–	(124,000)
Change in net unrealized capital gains/losses, net of taxes	–	–	–	–	(27,517)	(27,517)
Change in nonadmitted assets	–	–	–	–	123,921	123,921
Change in liability for reinsurance in unauthorized companies	–	–	–	–	1,047	1,047
Change in net deferred income tax asset	–	–	–	–	(267,571)	(267,571)
Change in reserve on account of change in valuation basis	–	–	–	–	42,720	42,720
Change in asset valuation reserve	–	–	–	–	201,284	201,284
Change in deferred premiums associated with reserve valuation change	–	–	–	–	937	937
Correction of interest on taxes	–	–	–	–	2,000	2,000
Change in surplus as a result of reinsurance	–	–	–	–	14,330	14,330
Return of capital related to stock appreciation rights plans of indirect parent	–	–	–	(6,441)	–	(6,441)

Balance at December 31, 2008	$7,364	$2,773	$160,000	$831,973	$234,043	$1,236,153

See accompanying notes.

9

Monumental Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2008	2007	2006
Operating activities
Premiums collected, net of reinsurance	$2,355,381	$2,440,869	$2,175,352
Net investment income	1,443,379	1,480,934	1,436,922
Miscellaneous income (expense)	623,159	(155,520)	604,126
Benefit and loss related payments	(2,518,762)	(2,340,733)	(3,025,046)
Net transfers to separate, segregated accounts and protected cell amounts	(164,359)	(205,677)	(219,861)
Commissions, expenses paid and aggregate write-ins for deductions	(5,954,117)	(1,171,763)	(1,146,134)
Dividends paid to policyholders	(1,478)	(1,480)	(1,569)
Federal income taxes paid	(189,278)	(111,049)	(32,285)

Net cash used in operating activities	(4,406,075)	(64,419)	(208,495)

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	5,043,948	10,819,445	8,650,716
Stocks	128,888	547,133	280,147
Mortgage loans	246,663	609,628	491,630
Real estate	4,773	2,579	1,176
Other invested assets	485,315	268,986	191,655
Miscellaneous proceeds	23,774	15,235	114,092

Total investment proceeds	5,933,361	12,263,006	9,729,416

Costs of investments acquired:
Bonds	(3,901,374)	(12,692,400)	(7,903,372)
Stocks	(122,069)	(368,320)	(313,702)
Mortgage loans	(142,523)	(1,233,619)	(427,100)
Real estate	(3,027)	(1,686)	(1,266)
Other invested assets	(563,022)	(232,842)	(223,308)
Miscellaneous applications	(319,099)	(19,606)	(3,639)

Total cost of investments acquired	(5,051,114)	(14,548,473)	(8,872,387)
Net increase in policy loans	(6,634)	(2,332)	(1,648)

Net cost of investments acquired	(5,057,748)	(14,550,805)	(8,874,035)

Net cash provided by (used in) investing activities	875,613	(2,287,799)	855,381

10

Monumental Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2008	2007	2006
Financing and miscellaneous activities
Borrowed funds received (repaid)	$–	$(130,289)	$127,111
Capital and paid in surplus contribution	200,000	523,197	–
Return of paid in surplus	(124,000)	–	–
Net deposits on deposit-type contracts and other insurance liabilities	(1,562,111)	913,587	(1,041,285)
Net change in reinsurance on deposit-type contracts and other insurance liabilities	1,297,953	2,229,737	(164,126)
Dividends to stockholders	–	(1,200,000)	(208,000)
Funds held under reinsurance treaties with unauthorized reinsurers	5,128,017	3,841,993	(73,094)
Funds held under coinsurance	–	–	(3,734)
Other cash provided (used)	495,225	(3,855,134)	522,336

Net cash provided by (used in) financing and miscellaneous activities	5,435,084	2,323,091	(840,792)

Net increase (decrease) in cash, cash equivalents and short-term investments	1,904,622	(29,127)	(193,906)

Cash, cash equivalents and short-term investments:
Beginning of period	148,708	177,835	371,741

End of period	$2,053,330	$148,708	$177,835

See accompanying notes.

11

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies

Organization

Monumental Life Insurance Company (the Company) is a stock life insurance company owned by Capital General Development Corporation (99.8%) and Commonwealth General Corporation (0.2%). Both Capital General Development Corporation (CGDC) and Commonwealth General Corporation (CGC) are indirect, wholly owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Company redomesticated to an Iowa life insurance company from a Maryland life insurance company effective April 1, 2007. Under the Restated Articles of Incorporation and Redomestication, the Company possesses and shall continue to posses all privileges, franchises and powers to the same extent as if it had been originally incorporated under the laws of the State of Iowa and the Company’s initial date of authorization as an insurer in Maryland of March 5, 1858 was preserved. Both the state of Maryland and the state of Iowa have adopted the accounting practices prescribed by the National Association of Insurance Commissioners (NAIC) Accounting Practices and Procedures Manual and therefore the redomestication did not have an impact on the accounting practices used by the Company.

On October 1, 2007, the Company completed a merger with Peoples Benefit Life Insurance Company (PBLIC), which was directly owned by the Company (76%), CGDC (20%), and CGC (4%). CGDC also owned 100% of the preferred stock of PBLIC prior to the merger. The merger was accounted for in accordance with Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of PBLIC were carried forward to the merged company. As a result of the merger, PBLIC’s common and preferred stock were deemed cancelled by operation of law. In exchange for their agreement to merge PBLIC into the Company, CGDC and CGC received common stock of the Company equal in value to the fair market value of PBLIC’s common and preferred stock deemed canceled by the merger. Specifically, CGDC and CGC received 2,347.64 and 27.29 shares, respectively, of the Company’s Class A common shares and 883.99 and 10.28 shares, respectively, of the Company’s Class B common shares.

12

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Nature of Business

The Company sells a full line of insurance products, including individual, credit and group coverages under life, annuity and accident and health policies as well as investment products, including guaranteed interest contracts and funding agreements. The Company is licensed in 49 states, the District of Columbia, Guam and Puerto Rico. Sales of the Company’s products are primarily through agents, brokers, financial institutions and direct response methods.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on their NAIC rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Prior to 2008, fair value for statutory purposes was based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP was based on indexes, third party pricing services, brokers, external fund managers and internal models. In 2008, the NAIC adopted regulation allowing insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation

13

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

method. Therefore, effective with the December 31, 2008 reporting period, fair value for statutory purposes was reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria for an effective hedge are accounted for at fair value and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

14

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances for mortgage loans are established, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five-year bands. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

15

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

16

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state income taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not expected to be realizable.

Goodwill: Goodwill is admitted subject to an aggregate limitation of 10 percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Goodwill is amortized to operations as a component of general insurance expenses over the period in which the assuming entity benefits economically, not to exceed ten years. Under GAAP, goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Surplus Notes: Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

17

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities: If collateral is restricted and not available for the general use of the Company, an asset and related liability are not recorded on the balance sheet. However, if the collateral is not restricted and is available for general use, the Company is required to record the asset and related liability. Under GAAP, the asset and related liability must be recorded for collateral under the control of the Company, regardless of any restrictions on the collateral.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

18

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value as determined by the SVO and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Non-redeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the SVO, and the related net unrealized gains (losses) are reported in unassigned surplus with any adjustment for federal income taxes.

Hybrid securities, not classified as debt by the SVO, are reported as preferred stock. Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. Reclassifications of securities from bonds to preferred stock have been made by the Company in the amount of $3,000 and $5,919 as of December 31, 2008 and 2007, respectively, due to the SVO identification of such securities. Although the classification has changed, these hybrid securities continue to meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost based upon their NAIC rating.

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value as determined by the SVO, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Common stocks of affiliated noninsurance companies are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses reported in unassigned surplus along with any adjustment for federal income taxes.

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

19

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other than temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Real estate occupied by the Company is reported at cost less allowances for depreciation. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed principally by the straight-line method over the estimated useful lives of the properties.

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee. The Company recognized impairment write-downs for its investments in joint ventures and limited partnerships of $11,440, $2,719 and $13,517 for years ended December 31, 2008, 2007 and 2006, respectively. These write-downs are included in net realized capital gains (losses) within the statement of operations.

The Company’s investment in reverse mortgages is recorded net of an appropriate actuarial reserve. The actuarial reserve is calculated using the projected cash flows from the reverse mortgage product. Assumptions used in the actuarial model include an estimate of current home values, projected cash flows from the realization of the appreciated value of the property from its eventual sale (subject to certain limitations in the contract), mortality and termination rates based on group annuity mortality tables adjusted for the Company’s experience and a constant interest rate environment. The carrying amount of the investment in reverse mortgages of $63,180 and $77,560 at December 31, 2008 and 2007, respectively, is net of the reserve of $35,402 and $32,559, respectively. The Company’s commitment includes making advances to the borrower until termination of the contract. The contract is terminated at the time the borrower moves, sells the property, dies, repays the loan balance or violates the provisions of the loan contract.

Participation securities, notes receivable and options are carried at amortized cost.

20

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments in Low Income Housing Tax Credits (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Other “admitted assets” are valued principally at cost, as required or permitted by Iowa Insurance Laws.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

The carrying amounts of all investments are reviewed on an ongoing basis for deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying amount of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying amount are recognized as realized losses on investments.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2008 and 2007, the Company excluded investment income due and accrued for bonds in default of $66 and $159, respectively, with respect to such practices. There were no amounts excluded for mortgage loans or real estate for either 2008 or 2007.

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

21

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative Instruments

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. Cross currency swap agreements are contracts to exchange two principal amounts of two currencies at the prevailing exchange rate at inception of the contract. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre- determined rate of exchange. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the hedged instrument. For cross currency swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 indices. The Company uses S&P 500 and NASDAQ 1000 futures and/or options to hedge the liability option risk associated with these products. Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and fair value adjustments are recorded in unassigned surplus.

22

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Capped floating rate commercial mortgage loans and interest rate caps that are designated as hedges and meet hedge accounting rules are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income for forward-starting interest rate swaps begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, generally a premium is received by the Company on a periodic basis and recognized in investment income as earned. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The carrying value of derivative instruments is reflected in either the other invested assets or the derivatives (liability) line within the balance sheet, depending upon the net balance of the derivatives as of the end of the reporting period. As of December 31, 2008 and 2007, derivatives in the amount of $72,786 and $63,511, respectively, were reflected as a liability within the financial statements.

23

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company invests in domestic corporate debt securities denominated in US dollars. If the issuers of these debt obligations fail to make timely payments, the value of the investment declines materially. The Company manages credit default risk on domestic corporate or emerging market debt through the purchase of credit default swaps. As the buyer of credit default protection, the Company will pay a premium to an approved counterparty in exchange for a contingent payment should a defined credit event occur with respect to the underlying reference entity or asset. Typically, the periodic premium or fee is expressed in basis points per notional. Generally, the premium payment for default protection is made periodically, although it may be paid as an up-front fee for short-dated transactions. Should a credit event occur, the Company may deliver the reference asset to the counterparty for par. Alternatively, settlement may be in cash. These credit default swaps are carried on the balance sheet at amortized cost. Premium payments made by the Company are recognized as investment expenses. If the Company is unable to demonstrate hedge effectiveness, the credit default swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at fair value. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

The Company received variable contract premiums of $721,269, $895,572 and $784,074, in 2008, 2007 and 2006, respectively. In addition, the Company received $34,197, $37,498 and $32,421, in 2008, 2007 and 2006, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

24

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate account assets and liabilities reported in the accompanying financial statements consist of three types: guaranteed indexed, non-indexed guaranteed and nonguaranteed. Guaranteed indexed separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed returns based on published indices. Non-indexed guaranteed separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Guaranteed indexed and non-indexed guaranteed separate account assets and liabilities are carried at fair value.

The non-guaranteed separate account assets and liabilities represent group annuity funds segregated by the Company for the benefit of contract owners, who bear the investment risks. The assets and liabilities of the nonguaranteed separate accounts are carried at estimated fair value.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

For direct business issued after October 1964, the Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the month of death. For policies assumed during 1992 from former affiliates, Monumental General Insurance Company and Monumental Life Insurance Group, Inc., and for all business from company mergers occurring in 1998, the Company waives deduction of deferred fractional premium upon death of the insured and returns any portion of the final premium paid beyond the month of death. For fixed premium life insurance business resulting from company mergers occurring in 2004 and 2007, the Company waives deduction of deferred fractional premiums upon death of the insured and refunds portions of premiums unearned after the date of death. Where appropriate, the Company holds a nondeduction and/or refund reserve. The reserve for these benefits is computed using aggregate methods. The reserves are equal to the greater of the cash surrender value and the legally computed reserve.

25

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables, the 1912, 1941 and 1961 Standard Industrial Mortality Tables, the 1960 Commissioners’ Standard Group Mortality Table, and the American Men, Actuaries and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 1.25 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

26

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

During 2008, the Company moved from the 2001 CSO mortality table to a modified 2001 CSO mortality table with entries at least as great as those of the 1980 CSO mortality table for preneed and other “limited underwriting” products. This change in the mortality table resulted in an increase in life reserves of $2,265. Related to this change was a corresponding increase in the deferred premium asset of $937. These amounts had a corresponding adjustment to unassigned surplus.

Also during 2008, the Company updated assumptions and made enhancements to valuation methodology related to its accident and health reserves. These changes resulted in a decrease in accident and health reserves of $44,985. This amount was credited directly to unassigned surplus.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance, and are not reflected as premiums, benefits or changes in reserves in the statement of operations.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts Inforce.

27

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Municipal Reverse Repurchase Agreements

Municipal reverse repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest on the contract.

The Company enters into municipal reverse repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Claim and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated by the Company’s divisional actuaries using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2008 and December 31, 2007 was $1,856 and $1,761, respectively.

The Company incurred $7,484 and paid $7,389 of claim adjustment expenses during 2008, of which $3,014 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the provision for insured events of prior years.

28

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Reinsurance

Reinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2008, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense or benefit related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded a benefit of $(6,475), $(3,045) and $(2,209), for the years ended December 31, 2008, 2007 and 2006, respectively.

In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $34, $692 and $599 for years ended December 31, 2008, 2007 and 2006, respectively.

29

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Recent Accounting Pronouncements

In November 2008, the NAIC issued SSAP No. 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments. This statement establishes statutory accounting principles for impairment analysis and subsequent valuation of loan-backed and structured securities. Prior to SSAP No. 98, loan-backed and structured securities were evaluated for impairment based upon undiscounted cash flows in accordance with SSAP No. 43, Loan-backed and Structured Securities. SSAP No. 98 requires the use of the present value of the anticipated future cash flows for this purpose. This will result in increased other-than-temporary impairments (OTTI) for certain loan-backed and structured settlement securities. The Company expects to adopt SSAP No. 98 for the period ending September 30, 2009. The adoption of this statement shall be accounted for prospectively, and therefore there was no impact to the Company’s financials at December 31, 2008. The impact to the Company’s financials upon adoption has not yet been determined.

In September 2008, the NAIC issued SSAP No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment. This statement establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an OTTI. Prior to SSAP No. 99, the Company’s investments in OTTI were reported in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities, SSAP No. 32, Investments in Preferred Stock and SSAP No. 43, Loan-backed and Structured Securities. The Company adopted SSAP No. 99 on January 1, 2009. The adoption of this statement shall be accounted for prospectively and therefore there was no impact to the Company’s financials at adoption.

Reclassifications

Certain reclassifications have been made to the 2007 and 2006 financial statements to conform to the 2008 presentation.

30

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

2. Prescribed and Permitted Statutory Accounting Practices

The Insurance Division, Department of Commerce, of the State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under Iowa Insurance Law.

The NAIC’s Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Iowa. During 2007, the State of Iowa adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to reserve credits with respect to secondary guarantee reinsurance treaties. As prescribed by Iowa Administrative Code 191-17.3(2), the commissioner found that the Company is entitled to take reserve credit for such a reinsurance contract in the amount equal to the portion of total reserves attributable to the secondary guarantee, whereas this type of reinsurance does not meet the specific requirements of SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance and Appendix A-791 of the NAIC SAP.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed by the State of Iowa is shown below:

	2008	2007	2006
Net income, State of Iowa basis	$343,664	$361,381	$283,119
State permitted practice for secondary guarantee reinsurance	–	–	–

Net income, NAIC SAP	$343,664	$361,381	$283,119

Statutory surplus, State of Iowa basis	$1,236,153	$731,779	$1,209,311
State permitted practice for secondary guarantee reinsurance	(28,200)	(26,573)	–

Statutory surplus, NAIC SAP	$1,207,953	$705,206	$1,209,311

31

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

3. Accounting Changes

During 2008, the Company obtained approval from the Iowa Insurance Department to calculate the reserves related to synthetic guaranteed investment contracts (synthetic GICs) utilizing a discount rate corresponding to the corporate bond AA credit curve, versus 105% of the Treasury spot-rate curve, which was utilized in previous years. Due to the reserves calculated under such methodology being lower than the minimum reserves calculated per the methodology promulgated by both Nebraska and California Insurance Departments, which require the use of 150% of net fee income, the amount calculated using the Nebraska and California reserve methodology was recorded by the Company at December 31, 2008. The difference in the reserves held under the reserve methodology utilized at December 31, 2008 versus previous years’ methodology is a decrease in reserves of approximately $959,823.

Effective January 1, 2008, the Company modified the way it recorded interest on income taxes. Prior to January 1, 2008, interest on income taxes was included as a net amount (after federal tax benefit) within federal and foreign income taxes recoverable. Effective January 1, 2008, the gross amount of interest was included in taxes, licenses, and fees due and accrued, which is part of other liabilities, and the related deferred tax asset was included in net deferred income tax asset. The Company reported a decrease in unassigned surplus of $2,000 related to the change in deferred income tax asset, with an offsetting increase to unassigned surplus as a correction of interest on taxes on January 1, 2008, resulting in no impact to unassigned surplus.

Effective January 1, 2006, the Company adopted SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments. This statement established statutory accounting principles for investments in federal and certain state sponsored LIHTC properties. SSAP No. 93 states that LIHTC investments shall be initially recorded at cost and amortized based on the proportion of tax benefits received in the current year to the total estimated tax benefits to be allocated to the investor. Prior to 2006, the Company’s investments in LIHTC investments were reported in accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies and SSAP No. 88, Investments in Subsidiary, Controlled and Affiliated Entities and carried at audited GAAP equity. The cumulative effect is the difference between the audited GAAP equity amount at December 31, 2005 and the amortized cost assuming the new accounting principles had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that reduced unassigned surplus by $23,728 at January 1, 2006.

32

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Cash Equivalents and Short-term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Bonds and Preferred Stocks: Prior to 2008, fair values for bonds and preferred stocks were based on the price published by the SVO, if available. In 2008, the NAIC adopted regulation allowing insurance companies to report the fair value determined by the SVO or determine the fair value by using a permitted valuation method. Therefore, effective December 31, 2008, fair value for statutory purposes was reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flows analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans: The fair value of policy loans is assumed to equal their carrying amount.

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price. The estimated fair values of swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The carrying amount of these items is included in the liability section of the balance sheet.

Credit Default Swaps: The estimated fair value of credit default swaps are based upon the pricing differential as of the balance sheet date for similar swap agreements.

33

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Investment Contract Liabilities: Fair values for the Company’s liabilities under investment-type contracts, which include GICs and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Separate Account Assets and Annuity Liabilities: The fair values of separate account assets are based on quoted market prices. The fair values of separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Surplus Notes: Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

Receivable From/Payable to Parent, Subsidiaries, and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

34

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2008		2007
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash, cash equivalents and short-term investments, other than affiliates	$1,530,229	$1,530,229	$36,908	$36,908
Bonds, other than affiliates	17,897,321	15,267,893	19,424,564	19,215,708
Preferred stocks, other than affiliates	968,425	536,426	1,078,126	1,023,972
Common stocks, other than affiliates	30,765	30,765	13,594	13,594
Mortgage loans on real estate	3,091,985	2,887,392	3,194,935	3,268,557
Floors, caps, options, and swaptions	219	219	650	650
Interest rate swaps	(48,717)	264,850	(1,793)	(15,709)
Currency swaps	(24,274)	17,258	(62,054)	126,915
Credit default swaps	(14)	(52,205)	(314)	(18,785)
Policy loans	494,400	494,400	487,766	487,766
Receivable from parent, subsidiaries, and affiliates	63,883	63,883	65,599	65,599
Short-term notes receivable from affiliates	523,101	523,101	111,800	111,800
Separate account assets	8,811,340	8,811,340	11,757,527	11,757,527

Liabilities
Investment contract liabilities	15,342,381	13,118,441	14,851,829	14,394,444
Payable to parent, subsidiaries and affiliates	29,415	29,415	176,664	176,664
Separate account annuity reserve liabilities	8,716,112	8,708,170	11,676,495	11,676,495
Surplus notes	160,000	131,157	160,000	156,317

35

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Included in the Company’s financial statements are certain investment-related financial instruments that are carried at fair value on a recurring basis. The Company also holds other financial instruments that are measured at fair value on a non-recurring basis; including impaired financial instruments, such as bonds and preferred stock that are carried at the lower of cost or market. Under Statutory Accounting practice, the Company calculates the fair value of affiliated common stock based on the equity method of accounting; as such, it is not included in the following fair value measurement disclosure.

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input employed.

36

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 —	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 —	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)      Quoted prices for similar assets or liabilities in active markets

b)      Quoted prices for identical or similar assets or liabilities in non-active markets

c)      Inputs other than quoted market prices that are observable

d)      Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 —	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

37

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Financial assets and liabilities measured at fair value on a recurring basis

The following table provides information as of December 31, 2008 about the Company’s financial assets and liabilities measured at fair value on a recurring basis.

	2008
	Level 1	Level 2	Level 3	Total
Assets:
Equity securities	$–	$1,907	$28,858	$30,765
Short-term investments (a)	–	1,531,829	27,002	1,558,831
Derivative assets	219	–	–	219
Separate Account assets (b)	8,811,340	–	–	8,811,340

Total assets	$8,811,559	$1,533,736	$55,860	$10,401,155

Liabilities:
Derivative liabilities	$–	$180	$–	$180

Total liabilities	$–	$180	$–	$180

(a)	Short-term Investments are carried at amortized cost; which approximates fair value.
(b)	Separate Account assets are carried at the net asset value provided by the fund managers.

The following table summarizes the changes in assets and liabilities classified in Level 3 for 2008.

	Equity Securities	Short-term Investments
Balance at January 1, 2008	$26	$29,742
Change in unrealized gains/losses
Included in income	–	–
Included in surplus	262	(164)
Net purchases (sales)	28,570	(2,576)
Net transfers in (out) of Level 3	–	–

Balance at December 31, 2008	$28,858	$27,002

Total gains/losses included in income attributable to instruments held at the reporting date	$–	$–

38

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Assets measured at fair value on a non-recurring basis

During 2008, the Company reported the following financial instruments at fair value on a non-recurring basis.

Description	December 31, 2008	Level 1	Level 2	Level 3	Total Gains/ (Losses)
Fixed maturities	$77,933	–	$34,571	$43,362	$(149,174)
Derivative assets	7,771	–	7,771	–	–
Derivative liabilities	15,717	–	15,717	–	–

Level 2—Financial Assets and Liabilities

Fair values of securities reported in this category are largely provided by independent pricing services, or are calculated by the Company using a matrix pricing model. Where independent pricing services provide fair values, the Company has obtained an understanding of the methods, models and inputs used in pricing, and have controls in place to validate that amounts provided represent current fair values.

Fixed maturities and equity securities that have been impaired, but are not being reported at an NAIC 6 rating are reported as non-recurring.

Derivatives may not always be measured at fair value due to hedge accounting assessment results. If derivatives meet hedge accounting requirements, they are carried on a basis consistent with the hedged item, generally amortized cost.

Level 3—Financial Assets

The Company classifies certain broker quoted or impaired securities in Level 3. Fair values for the securities classified in Level 3 are at the lower of cost or market value.

In certain circumstances, the Company will obtain non-binding broker quotes from brokers to assist in the determination of fair value. If those quotes can be corroborated by other market observable data, the investment will be classified as Level 2. If not, the investments are classified as Level 3 due to the broker’s valuation process.

Investments, which have a designation of NAIC 6, are considered to be impaired. They are reported at the lower of cost or market, with gains/ (losses) included in net income.

39

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2008
Unaffiliated bonds:
United States Government and agencies	$753,492	$141,989	$4,893	$536	$890,052
State, municipal and other government	397,032	17,599	9,747	37,138	367,746
Public utilities	1,158,860	33,185	42,838	35,942	1,113,265
Industrial and miscellaneous	11,233,300	179,021	866,796	513,943	10,031,582
Mortgage and other asset-backed securities	4,354,637	4,405	1,322,298	171,496	2,865,248

	17,897,321	376,199	2,246,572	759,055	15,267,893
Unaffiliated preferred stocks	968,425	1,849	353,514	80,334	536,426

	$18,865,746	$378,048	$2,600,086	$839,389	$15,804,319

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2007
Unaffiliated bonds:
United States Government and agencies	$334,047	$16,772	$4,905	$75	$345,839
State, municipal and other government	438,025	42,389	154	911	479,349
Public utilities	1,249,780	40,795	12,563	6,985	1,271,027
Industrial and miscellaneous	12,761,711	252,205	123,140	177,191	12,713,585
Mortgage and other asset-backed securities	4,641,001	18,490	15,732	237,851	4,405,908

	19,424,564	370,651	156,494	423,013	19,215,708
Unaffiliated preferred stocks	1,078,126	16,338	16,847	53,645	1,023,972

	$20,502,690	$386,989	$173,341	$476,658	$20,239,680

The Company held bonds and preferred stocks at December 31, 2008 and 2007 with a carrying value of $39,940 and $50,180 and amortized cost of $84,770 and $55,311, respectively, that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

40

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2008 and 2007, respectively, for securities that have been in a continuous loss position for greater than or equal to twelve months, the Company held 1,120 and 695 securities with a carrying value of $8,939,393 and $3,560,593 and an unrealized loss of $2,600,086 and $173,341 with an average price of 70.9 and 95.1 (fair value/amortized cost). Of this portfolio, 89.0% and 94.8% were investment grade with associated unrealized losses of $2,181,092 and $155,433, respectively.

At December 31, 2008 and 2007, respectively, for securities that have been in a continuous loss position for less than twelve months, the Company held 926 and 951 securities with a carrying value of $6,250,383 and $9,113,998 and an unrealized loss of $839,389 and $476,658 with an average price of 86.6 and 94.8 (fair value/amortized cost). Of this portfolio, 91.4% and 92.9% were investment grade with associated unrealized losses of $697,904 and $434,161, respectively.

The estimated fair value of bonds and preferred stocks with gross unrealized losses are as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2008
Unaffiliated bonds:
United States Government and agencies	$78,372	$66,684	$145,056
State, municipal and other government	11,511	196,864	208,375
Public utilities	308,063	437,575	745,638
Industrial and miscellaneous	3,469,938	3,963,737	7,433,675
Mortgage and other asset-backed securities	2,060,300	646,170	2,706,470

	5,928,184	5,311,030	11,239,214
Unaffiliated preferred stocks	411,123	99,963	511,086

	$6,339,307	$5,410,993	$11,750,300

41

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2007
Unaffiliated bonds:
United States Government and agencies	$108,789	$9,455	$118,244
State, municipal and other government	13,704	25,686	39,390
Public utilities	250,436	315,152	565,588
Industrial and miscellaneous	2,346,629	4,558,647	6,905,276
Mortgage and other asset-backed securities	523,402	3,056,272	3,579,674

	3,242,960	7,965,212	11,208,172
Unaffiliated preferred stocks	144,291	672,129	816,420

	$3,387,251	$8,637,341	$12,024,592

The carrying amounts and estimated fair values of bonds at December 31, 2008, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$449,108	$444,876
Due after one year through five years	5,640,124	5,016,273
Due after five years through ten years	2,507,302	2,240,361
Due after ten years	4,946,150	4,701,135

	13,542,684	12,402,645
Mortgage and other asset-backed securities	4,354,637	2,865,248

	$17,897,321	$15,267,893

42

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The Company closely monitors below investment grade holdings and those investment grade issuers and industry sectors where the Company has concerns. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount. Additionally, financial condition, near term prospects of the issuer, nationally recognized credit rating changes and cash flow trends and underlying levels of collateral, for asset-backed securities only, are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

At December 31, 2008, the Company’s banking sector bond portfolio had a fair value of $1,439,551 and a carrying value of $2,030,451, resulting in a gross unrealized loss of $590,900. Of the securities in this portfolio in an unrealized loss position, 98% were investment grade. The overall exposure to the banking sub-sector in the Company’s portfolio is large, diverse, and of high quality. The unrealized losses in the banking sub-sector primarily reflect the size of our holdings, credit spread widening and the market’s concern over the adequacy of liquidity and capital in the banking sector given the deteriorating global economy. With some success, government initiatives were put into place during 2008 in an attempt to encourage lending, including the injection of capital into financial institutions through the US Treasury’s Capital Purchase Program and the establishment of the FDIC Temporary Liquidity Guarantee Program whereby the FDIC guarantees newly issued unsecured debt for participating institutions. However financial institutions remain vulnerable to ongoing asset write downs, credit losses and weak earning prospects that are associated with a recessionary environment and this is adding pressure to subordinated and longer duration holdings. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

At December 31, 2008, the Company’s basic industry/capital goods sector portfolio had a fair value of $934,919 and a carrying value of $1,138,262, resulting in a gross unrealized loss of $203,343. The basic and capital goods industries encompass various sub-sectors ranging from aerospace defense to paper and forest products. Building materials continue to be impacted by the slowdown in the US housing market which has been further impacted by declines in consumer spending. Chemicals have been impacted by concerns

43

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

of a slowing domestic economy, slower global demand, volatility in raw material costs and increasing competition from global competitors. Paper and forest products continue to be under pressure due to higher input costs, lower housing starts and lack of demand for paper related shipping and writing products. Additionally, lack of market liquidity and volatile credit markets have further impacted bond prices. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

At December 31, 2008, the Company’s communication sector portfolio had a fair value of $975,887 and a carrying value of $1,120,080, resulting in a gross unrealized loss of $144,193. The communications sector can be further divided into the media cable, media non-cable, wireless and wirelines sub-sectors.

All media companies, but especially newspaper and directory companies, are suffering from a tepid advertising environment related to the weak economy. This has made it difficult for companies to offset declining revenues with sufficient cost cutting initiatives, leading to significantly lower profits. In addition, this space had been a focus for activist shareholders and private equity firms, forcing management to respond by increasing financial leverage, performing consolidations or divesting assets. The net effect of this was a weaker credit profile for many companies just as the market started to slow down.

Many companies in the wirelines sector continue to focus on increasing shareholder returns. This has escalated event risk within the sector and caused concern that companies may increase financial leverage. Based on the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss, the Company does not consider these book values to be materially impaired as of December 31, 2008.

At December 31, 2008, the Company’s consumer cyclical sector portfolio had a fair value of $687,752 and a carrying value of $816,930, resulting in a gross unrealized loss of $129,178. The more significant of these sub-sectors from an unrealized loss perspective are retailers, automotive, and gaming. The Company does not consider these assets in an unrealized loss position to be impaired as of December 31, 2008.

Retail has been negatively impacted by a consumer pull-back in spending, particularly discretionary purchases, as increased unemployment, a weak housing market, credit market tightening and historically low consumer confidence weighed on the consumer. Margins have also been under increased pressure as many retailers have implemented aggressive promotion activity and increased discounts in an effort to drive store traffic, manage inventories and maintain market share.

44

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The underlying fundamentals driving sales and earnings performance of the automotive industry continue to be pressured as a result of a secular shift away from more profitable sport utility vehicles and pickups towards more fuel-efficient cars and crossovers. In addition, the combination of weak consumer confidence, tighter credit standards and growing unemployment has negatively impacted auto sales.

Fundamentals in the gaming industry have weakened due to increased debt and related interest costs due to leveraged buyout activity and a material reduction in discretionary consumer spending. A deteriorating homebuilding environment and a material drop-off in consumer confidence, coupled with concerns over unemployment are resulting in declining demand. However, in some cases the industry is still increasing the supply of gaming products that were initiated prior to the economic downturn.

At December 31, 2008, the Company’s consumer non-cyclical sector portfolio had a fair value of $856,754 and a carrying value of $942,791, resulting in a gross unrealized loss of $86,037. The consumer non-cyclical industry encompasses various sub-sectors ranging from consumer products to supermarkets. The more significant of these sub-sectors from an unrealized loss perspective are food and beverages. Food and beverages fundamentals have modestly weakened due to higher input costs and the industries’ limited ability to pass along these higher costs to the customer. Also, the price gap between branded products and private label products became more compelling to the consumer in the fourth quarter.

Overall, the non-cyclical sector represents a large portion of the corporate debt market. As a result, the Company’s exposure is large and the gross dollar amount of unrealized losses is also large. The vast majority of the unrealized losses in the consumer non-cyclical sector relate to global macro economic conditions and credit spread widening. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

At December 31, 2008, the Company’s electric sector portfolio had a fair value of $712,769 and a carrying value of $782,742, resulting in a gross unrealized loss of $69,973. The electric utility sector is generally viewed as a defensive sector during weak economic environments. While defensive in nature, there are several issues which present challenges, including growing capital expenditures programs, the possibility of

45

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

carbon dioxide (CO2) legislation, a renewed interest in expanding riskier unregulated generation projects, and increasingly uncertain state regulatory environments driven by rising energy prices and a slowing economy. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

At December 31, 2008, the Company’s energy sector portfolio had a fair value of $765,512 and a carrying value of $869,721, resulting in a gross unrealized loss of $104,209. The energy sector includes independent oil and natural gas exploration and production companies, refiners, integrated energy companies active in both exploration/production and refining, and oil field service companies. For the independent exploration and production companies, underlying long term fundamentals remain strong in the sector; however, there has been heightened near term uncertainty given the dramatic decline in commodity prices. The industry has responded by reducing capital expenditures and share buyback programs as they focus on remaining free cash flow positive. Given the low market values currently, consolidation by the larger companies is likely in the sector.

The bonds of the underlying companies have seen price declines consistent with the overall market and concerns over the effect lower commodity prices will have on cash flow. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

At December 31, 2008, the Company’s insurance sector portfolio had a fair value of $560,978 and a carrying value of $728,696, resulting in a gross unrealized loss of $167,718. Of the securities in an unrealized loss position in this portfolio, 91% are investment grade. The unrealized losses in the brokerage sub-sector are concentrated in investment grade securities. These unrealized losses primarily reflect general spread widening on financial services companies (due to broad housing, mortgage market, equity market and economic issues plus increased liquidity and capital markets concerns that were referenced above), compounded in some cases by the structure of the securities (subordination or other structural features and duration). While the sub-sector has some exposure to the US residential mortgage market, the issuers are highly diversified. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

46

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2008, the Company’s natural gas sector portfolio had a fair value of $401,364 and a carrying value of $457,130, resulting in a gross unrealized loss of $55,766. The natural gas sector includes natural gas pipeline and distribution companies. The underlying fundamentals for pipelines are adversely affected by the decline in commodity prices, weak end user demand, and higher financing costs. Capital expenditures remained at elevated levels as the industry addresses the country’s infrastructure needs. As a result, pipelines will need continued access to the capital markets. The distributors remain well capitalized with increasing focus on reducing exposure to bad debts and weather-related volatility. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be materially impaired as of December 31, 2008.

At December 31, 2008, the Company’s Real Estate Investment Trust (REIT) sub-sector portfolio had a fair value of $251,609 and a carrying value of $358,098, resulting in a gross unrealized loss of $106,489. The unrealized losses in the REIT sub-sector are a result of general spread widening in the commercial mortgage-backed securities (CMBS) market and the REIT unsecured market. Despite real estate values falling and capitalization rates rising, REIT’s operating fundamentals continue to perform at levels sufficient to support their debt structure. However, further fundamental deterioration is expected as unemployment rises, consumer discretionary spending falls, and tenant bankruptcies increase. The majority of REITs have exhibited financial discipline and have focused on maintaining financial flexibility during the difficult financing environment. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

At December 31, 2008, the Company’s sovereign sector portfolio had a fair value of $146,850 and a carrying value of $191,002, resulting in a gross unrealized loss of $44,152. Sovereigns exposure relates to foreign government issued securities. The subprime mortgage collapse, followed by tightened credit conditions and subsequent failures among firms in the bank and finance sectors has driven the US and many developed nations into a recession. These global economic concerns have adversely affected the market values on all but the strongest rated sovereign debt. All of the issuers in the sovereign sector held by the Company continue to make payments in accordance with the original bond agreements. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider the position to be impaired as of December 31, 2008.

47

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2008, the Company’s technology sector portfolio had a fair value of $199,859 and a carrying value of $251,828, resulting in a gross unrealized loss of $51,969. The technology sector can be further divided into software, hardware, and technology services sub-sectors. In general the software and technology service related companies have experienced relatively stable fundamentals; however, the hardware sector has been negatively impacted by lower consumer spending (notebooks, cell phones, desktops, automotive). Despite slowing hardware demand, and excluding a few highly levered private equity semiconductor companies, a majority of technology credits have strong balance sheets that offset the negative trends. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

At December 31, 2008, the Company’s transportation sector portfolio had a fair value of $313,158 and a carrying value of $367,166, resulting in a gross unrealized loss of $54,008. The transportation sector includes railroads, transportation services companies, and airlines. Underlying fundamentals remain intact for most companies in the railroad and transportation services sectors, although the weak economy has begun to pressure margins throughout the space. The railroad sector experienced volume weakness throughout 2008, particularly in the fourth quarter as the economy slowed, factories went on extended shutdowns over the holidays and international trade volumes deteriorated. This weakness in volumes was offset by strong pricing power, the lag effect of the fuel surcharge mechanism most railroads have in place and efficiency gains. Transportation services is a diversified sector, but as a general rule, companies began to see margin deterioration in the second half of the year as the weaker global economy resulted in reduced demand for their services.

Some sub-sectors within transportation services saw harsher operating conditions than others, with car rental companies and dry bulk shippers being hit particularly hard by the combined impact of a slowing global economy and sharply reduced access to credit. Balance sheets for most railroads and transportation services companies remain intact and are well positioned to weather the current economic cycle. Airline fundamentals deteriorated significantly through the first three quarters of 2008 due to rapidly increasing fuel costs which were not entirely passed through to the consumer. Liquidity risk over the near-term has been decreased as fuel costs moderated in the fourth quarter. Airlines continue to have high cash balances by historical standards. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

48

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2008 the Company’s financial – other sector portfolio had a fair value of $307,902 and a carrying value of $398,077, resulting in a gross unrealized loss of $90,175. Of the securities in an unrealized loss position in this portfolio, 99% were investment grade. These unrealized losses primarily reflect general spread widening on financial services companies (due to broad housing, mortgage market, equity market and economic issues plus increased liquidity and capital markets concerns that were referenced in the above market backdrop section), compounded in some cases by the structure of the securities (subordination or other structural features and duration). While the sub-sector has some exposure to the US residential mortgage market, the issuers are highly diversified. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2008.

At December 31, 2008, the Company’s asset-backed securities (ABS)-collateralized bond obligation (CBO)/collateralized loan obligation (CLO) sector portfolio had a fair value of $270,218 and a carrying value of $447,553, resulting in a gross unrealized loss of $177,335. ABS-CBO/CLO portfolios are primarily secured by pools of corporate bonds and leveraged bank loans. The unrealized loss is a function of decreased liquidity and increased credit spreads in the market for structured finance and monoline guaranteed securities. Where there have been rating downgrades to below investment grade, the individual bonds have been modeled using the current collateral pool and capital structure. If cash flow models indicate a credit event will negatively impact future cash flows, the security is impaired to undiscounted cash flows. As the unrealized losses in the ABS-CBO/CLO portfolio relate to holdings where the Company expects to receive full principal and interest payments, the Company does not consider the underlying investments to be impaired as of December 31, 2008.

At December 31, 2008, the Company’s ABS credit card sector portfolio had a fair value of $901,527 and a carrying value of $1,339,733, resulting in a gross unrealized loss of $438,206. Of the ABS credit card bonds held by the Company, 94% are rated investment grade. The unrealized loss in the ABS credit card sector is primarily a function of decreased liquidity and increased credit spreads in the structured finance and financial institution market. While the credit card ABS portfolios with large subprime segments may be negatively impacted by the slowing domestic economy and housing market, there has been little rating migration of the bonds held by the Company. The Company does not consider these assets in an unrealized loss position to be impaired as of December 31, 2008.

49

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2008, the Company’s ABS subprime mortgage sector portfolio had a fair value of $202,004 and a carrying value of $470,204, resulting in a gross unrealized loss of $268,200. ABS housing securities are secured by pools of residential mortgage loans, primarily those which are categorized as sub-prime.

Subprime mortgages are loans to homebuyers who have weak or impaired credit histories, are loans that are non-conforming or are loans that are second in priority. The Company does not sell or buy subprime mortgages directly. The Company’s exposure to subprime mortgages is through ABS. These securities are pools of mortgages that have been securitized and offered to investors as ABS, where the mortgages are collateral. Most of the underlying mortgages within the pool have FICO scores below 660 at issuance. Therefore, the ABS has been classified by the Company as a subprime mortgage position. Also included in the Company’s total subprime mortgage position are ABS with second lien mortgages as collateral. The second lien mortgages may not necessarily have subprime FICO scores; however, the Company has included these ABS in its subprime position as it is the second priority in terms of repayment. The Company does not have any “direct” residential mortgages to subprime borrowers outside of the ABS structures.

All ABS-housing securities are monitored and reviewed on a monthly basis with detailed cash flow models using the current collateral pool and capital structure on each portfolio quarterly. Model output is generated under base and several stress-case scenarios. ABS-housing asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. The ABS-housing models incorporate external estimates on property valuations, borrower characteristics, propensity of a borrower to default or prepay and the overall security structure. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Recent payment history, a percentage of on-going delinquency rates and a constant prepayment rate are also incorporated into the model. Once the entire pool is modeled, the results are closely analyzed by the asset specialist to determine whether or not our particular tranche or holding is at risk for payment interruption. Holdings are impaired to projected cash flows where loss events have taken place (or are projected to take place on structured securities) that would affect future cash flows on our particular tranche.

Subprime holdings fair values have declined as the collateral pools have experienced higher than expected delinquencies and losses, further exacerbated by the impact of declining home values on borrowers using affordability products. Further impacting the unrealized losses is spread widening due to illiquidity as well as increased extension risk

50

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

due to slower than expected prepayments. Despite the continued decline in the margin of safety on these securities during 2008, cash flow models indicate full recovery of principal and interest for each of the Company’s particular holdings in an unrealized loss position at December 31, 2008.

For ABS in an unrealized loss position, the Company considers them for impairment when there has been an adverse change in estimated cash flows from the cash flows previously projected at purchase, which is in accordance with SSAP 43, Loan-backed and Structured Securities. The Company recorded impairments on ABS securities of $10,052 in 2008 and did not impair any of its sub-prime mortgage positions in 2007.

The following table provides the actual cost, carrying value and fair value by asset class of the Company’s sub-prime mortgage position at December 31, 2008:

	Actual Cost	Carrying Value	Fair Value
Residential Mortgage Backed Securities	$495,696	$477,292	$209,236

As the remaining unrealized losses in the ABS housing portfolio relate to holdings where the Company expects to receive full principle and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2008.

At December 31, 2008, the Company’s ABS-other sector portfolio had a fair value of $266,631 and a carrying value of $377,133, resulting in a gross unrealized loss of $110,502. ABS-other includes debt issued by securitization trusts collateralized by various other assets including auto loans and loans to small businesses. The unrealized losses are a function of decreased liquidity and increased credit spreads in the market. All of the securities in an unrealized loss position in this sector are rated investment grade. The Company does not consider these assets in an unrealized loss position to be impaired as of December 31, 2008.

At December 31, 2008, the Company’s CMBS portfolio had a fair value of $587,215 and a carrying value of $857,132, resulting in a gross unrealized loss of $269,917. Of the securities in an unrealized loss position, 99% are rated investment grade. CMBS are securitizations of underlying pools of mortgages on commercial real estate. The underlying mortgages have varying risk characteristics and are pooled together and sold in different rated tranches. The Company’s CMBS includes conduit, large loan, single borrower and commercial real estate collateral debt obligations (CRE CDOs).

51

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

All CMBS securities are monitored and modeled under base and several stress-case scenarios by asset specialists. For conduit securities, a widely recognized industry modeling software is used to perform a loan-by-loan, bottom-up approach. For non-conduit securities a CMBS asset specialist works closely with the Company’s real estate valuation group to determine underlying asset valuation and risk. Both methodologies incorporate external estimates on the property market, capital markets, property cash flows and loan structure. Results are then analyzed by the asset specialist to determine whether or not a principal or interest loss is expected to occur. If cash flow models indicate a credit event will impact future cash flows, the security is impaired to undiscounted cash flows. The Company does not consider these assets in an unrealized loss position to be impaired as of December 31, 2008.

The fundamentals of the CMBS market are, on average, strong but are starting to show some signs of deterioration in some markets. The lending market has become virtually frozen as lenders have become more conservative with underwriting standards, property transactions have diminished greatly, and higher mortgage spreads have curtailed lending. A lack of liquidity in the market combined with a broad re-pricing of risk has led to increased credit spreads across the credit classes.

At December 31, 2008, the Company’s residential mortgage-backed securities (RMBS) sector portfolio had a fair value of $247,643 and a carrying value of $380,372, resulting in a gross unrealized loss of $132,729. Of the securities in an unrealized loss position in this portfolio, 86% were investment grade. RMBS are securitizations of underlying pools of non-commercial mortgages on real estate. The underlying residential mortgages have varying credit ratings and are pooled together and sold in tranches. The Company’s RMBS includes collateralized mortgage obligations (CMOs), government sponsored enterprise (GSE) guaranteed passthroughs, whole loan passthroughs, Alt-A MBS and negative amortization MBS.

RMBS securities are monitored and modeled under base and several stress-case scenarios by asset specialists using widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. RMBS models incorporate external loan-level analytics to identify the riskiest securities. The results from the models are then closely analyzed by the asset specialist to determine whether or not a principal or interest loss is expected to occur. If cash flow models indicate a credit event will impact future cash flows, the security is impaired to undiscounted cash flows.

52

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The combination of low floating-rate reset margins, slow prepayment speeds, severe illiquidity in the market for near-prime securities and the unprecedented level of mortgage-related credit spread widening have pushed the overall market value as a percent of book on those RMBS bonds in an unrealized loss position to 65%. The Company does not consider these assets in an unrealized loss position to be impaired as of December 31, 2008.

Detail of net investment income is presented below:

	Year Ended December 31
	2008	2007	2006
Income:
Bonds	$1,033,001	$1,182,474	$1,118,658
Preferred stocks	57,910	70,421	90,516
Common stocks of affiliated entities	100	2,000	2
Common stocks	1,146	1,001	1,393
Mortgage loans on real estate	201,945	207,272	190,079
Real estate	1,577	1,547	2,357
Policy loans	29,723	29,263	28,894
Cash, cash equivalents and short-term investments	28,926	42,361	18,844
Derivatives	11,778	(19,826)	(37,531)
Other invested assets	5,114	10,506	15,030

Gross investment income	1,371,220	1,527,019	1,428,242
Less investment expenses	48,451	61,538	68,013

Net investment income	$1,322,769	$1,465,481	$1,360,229

Proceeds from sales of bonds and preferred stock and related gross realized gains and losses were as follows:

	Year Ended December 31
	2008	2007	2006
Proceeds	$4,756,192	$10,975,808	$9,640,532

Gross realized gains	$51,760	$143,640	$103,142
Gross realized losses	(420,717)	(131,234)	(132,819)

Net realized capital gains (losses)	$(368,957)	$12,406	$(29,677)

53

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

For the years ended December 31, 2008, 2007 and 2006, gross realized losses include $293,840, $16,710 and $44,615, respectively, which relate to losses recognized on other than temporary declines in the fair value of fixed maturities.

Gross unrealized gains and gross unrealized losses on common stock, including the stock of affiliated entities, were as follows:

	December 31
	2008	2007
Unrealized gains	$1,174	$9,209
Unrealized losses	(16,570)	(9,990)

Net unrealized losses	$(15,396)	$(781)

Net realized capital gains (losses) on investments are summarized below:

	Realized
	Year Ended December 31
	2008	2007	2006
Bonds	$(299,172)	$16,336	$(34,186)
Preferred stocks	(69,785)	(2,866)	4,509
Common stocks	10,818	12,747	13,234
Mortgage loans on real estate	1,314	11,414	(5,420)
Real estate	548	2,404	(84)
Derivatives	(47,413)	(9,871)	19,955
Other invested assets	41,296	74,483	121,679

	(362,394)	104,647	119,687
Federal income tax effect	94,435	(34,189)	(40,528)
Transfer to interest maintenance reserve	82,831	5,896	3,503

Net realized capital gains (losses) on investments	$(185,128)	$76,354	$82,662

At December 31, 2008 and 2007, the Company had recorded investments in restructured securities of $1,628 and $1,410, respectively. The capital gains taken as a result of restructures in 2008, 2007 and 2006 were $1,230, $863 and $24,276, respectively. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

54

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2008 and 2007, there were no bonds or stocks held by the Company for which any impairment would have been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring. There are no commitments to lend additional funds to debtors owing receivables.

The changes in net unrealized capital gains and losses on investments were as follows:

	Change in Unrealized
	Year Ended December 31
	2008	2007	2006
Bonds	$(72,406)	$11,914	$60,462
Preferred stocks	(10,581)	123	1,948
Common stocks	(10,361)	(1,575)	(5,179)
Affiliated entities	(6,601)	(582)	(3,257)
Derivatives	2,417	(18,591)	(32,936)
Other invested assets	(107,261)	(17,923)	18,434

Change in unrealized capital gains/losses	$(204,793)	$(26,634)	$39,472

The Company’s investments in mortgage loans principally involve commercial real estate. During 2008, the respective maximum and minimum lending rates for mortgage loans were 8.02% and 6.14% for commercial loans and 9.31% and 6.82% for agricultural loans. During 2008, the Company did not reduce interest rates on any outstanding mortgages. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ended December 31, 2008 at the time of origination was 69%. At December 31, 2008, mortgage loans with a carrying value of $1,028 were non-income producing for the previous 180 days. Accrued interest of $115 related to these mortgage loans was excluded from investment income at December 31, 2008. Taxes, assessments and other amounts advanced not included in the mortgage loan total were $1 at December 31, 2008.

The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgages to carry fire insurance equal to the value of the underlying property.

55

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2008, the net admitted asset value in impaired loans with a related allowance for credit losses was $3,698. The Company did not hold any impaired loans with or without a related allowance for credit losses at December 31, 2007. The Company held an allowance for credit losses on mortgage loans in the amount of $1,340 at December 31, 2008. There were no allowances for credit losses on mortgage loans at December 31, 2007. The average recorded investment in impaired loans during 2008 was $308. There was no recorded investment in impaired loans during 2008 or 2007.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2008	2007	2006
Balance at beginning of period	$–	$–	$750
Additions, net charged to operations	1,340	–	1,495
Reduction due to write-downs charged against the allowance	–	–	2,245
Recoveries in amounts previously charged off	–	–	–

Balance at end of period	$1,340	$–	$–

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company recognized $312 of interest income on impaired loans for December 31, 2008 and did not recognize interest income on impaired loans for December 31, 2007. The Company did not recognize any interest income on a cash basis for years ended December 31, 2008, 2007 or 2006.

The fair value of property is determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information. Impairment losses of $525, $356 and $277 were taken on mortgage loans in 2008, 2007 and 2006, respectively, to write the book value down to the current fair value and were reflected as realized losses in the statement of operations.

56

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

During 2008 and 2007, there were no mortgage loans foreclosed or acquired by deed and transferred to real estate. At December 31, 2008 and 2007, the Company held a mortgage loan loss reserve in the AVR of $68,546 and $148,971, respectively. The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2008	2007		2008	2007
South Atlantic	24%	23%	Office	49%	48%
Pacific	23	24	Retail	18	18
Middle Atlantic	20	18	Industrial	13	14
E. South Central	10	10	Apartment	12	11
W. South Central	8	8	Agricultural	4	4
Mountain	7	7	Other	3	2
E. North Central	4	6	Medical	1	1
W. North Central	2	2	Residential	—	2
New England	2	2

For the year ending December 31, 2008, the Company had ownership interests in 62 LIHTC properties. The remaining years of unexpired tax credits ranged from 1 to 12 and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from 1 to 15 years. The amount of contingent equity commitments expected to be paid during the years 2009 to 2019 is $31,434. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

57

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The Company has an investment in Trinity Neponset, L.P., a limited partnership which owns a certified historic building that was converted into a supermarket in Boston, Massachusetts. This investment qualified for and received rehabilitation credits in the initial year of the investment. Therefore, the only remaining source of incoming cash flow from the investment is the income tax benefit derived from the annual allocation of operating losses from the partnership. Since the majority of the income tax benefits were received in the initial year of the investment, the fair value declined at a faster pace than book value. The Company did not record an impairment for Trinity Neponset L.P. at December 31, 2008. For the year ended December 31, 2007, an impairment of $1,332 was recorded for Trinity Neponset L.P. The fair value was determined by discounting the anticipated future cash flows. Since the decline in fair value was determined to be other than temporary, the investment in the partnership was written down to the fair value amount.

Effective October 26, 2007, the Company entered into a limited liability company agreement with Zero Beta Fund, LLC, an affiliate. Zero Beta Fund, LLC was organized for the purposes of generating capital appreciation by acquiring, making, holding, funding and disposing of equity and equity-related investments in hedge funds and other alternative investment funds or vehicles, and engaging in all activities and transactions as the Manager, AEGON USA Investment Management, may deem necessary or advisable in connection therewith. At December 31, 2008, the Company recorded an impairment of $11,440 for its investment in Zero Beta Fund, LLC. The impairment was taken because there is an intent to sell some of the underlying investments of the fund before any anticipated recovery in value would occur.

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A cash payment is often exchanged at the outset of the swap contract, representing the present value of cash flows of the instrument. A notional currency exchange occurs at the beginning and end of the contract. During the life of the swap, the counterparties exchange fixed or floating interest payments in its swapped currency. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

58

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Under exchange traded currency futures and options, the Company agrees to purchase a specified number of contracts with other parties and to post variation margins on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange.

The Company may invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Interest rate caps provide for the receipt of payments when interest rates rise above the strike rates in the contract. A single premium is paid by the Company at the beginning of the interest rate cap contracts. An interest rate floor provides for the receipt of payments in the event interest rates fall below the strike rates in the contract. The floor is designed to generate cash flows to offset the lower cash flows received on assets during low interest rate environments.

The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit quality enables the Company to enhance the relative values while having the ability to execute larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2008 and 2007, the Company had replicated assets with a fair value of $662,680 and $877,225, respectively, and credit default swaps with a fair value of $(52,356) and ($18,632), respectively. During the years ended December 31, 2008, 2007 and 2006, the Company did not recognize any capital losses related to replication transactions.

The Company manages credit default risk on domestic corporate or emerging market debt through the purchase of credit default swaps. As the buyer of default protection, the Company will pay a premium to an approved counterparty in exchange for a contingent payment should a defined credit event occur with respect to the underlying reference entity or asset.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 Indices. The Company uses S&P 500 and NASDAQ 1000 options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheet, and the fair value adjustment is recorded to unassigned surplus in the financial statements.

59

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit ratings. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead. As of December 31, 2008, the fair value of all contracts, aggregated at a counterparty level, with a positive and negative fair value amounted to $478,717 and $(248,595), respectively.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges; consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

At December 31, 2008 and 2007, the Company’s outstanding derivative financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2008	2007
Derivative Securities:
Interest rate and currency swaps - Receive floating-pay floating	$3,017,720	$4,840,660
Interest rate and currency swaps - Receive fixed-pay floating	7,627,023	7,848,780
Interest rate and currency swaps - Receive floating-pay fixed	5,032,117	5,991,271
Interest rate and currency swaps - Receive fixed-pay fixed	33,242	25,845

60

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The Company utilizes futures contracts to hedge against changes in equity market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains (losses) since they are effectively settled daily through the variation account. The Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company’s cost basis in the contract. The Company recognized net realized gains (losses) from futures contracts in the amount of $(8,428), $2,520 and $4,555, for the years ended December 31, 2008, 2007 and 2006, respectively.

Open futures contracts at December 31, 2008 and 2007, are as follows:

Number of Contracts	Contract Type	Opening Market Value	Year- End Market Value
December 31, 2008
23	S&P 500 March 2009 Futures	$4,813	$4,864
December 31, 2007
91	S&P 500 March 2008 Futures	$32,263	$32,495

61

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The maximum term over which the Company is hedging its exposure to the variability of future cash flows for forecasted transactions is 23 years. The Company hedges the variability in future cash flows from expected future investment purchases due to changes in interest rates through the use of forward starting interest rate swaps. If the forecasted asset purchase does not occur or is no longer highly probable of occurring, valuation at cost ceases and the forward-starting swap would be valued at its current fair value with fair value adjustments recorded in unassigned surplus. For the years ended December 31, 2008, 2007 and 2006, none of the Company’s cash flow hedges were discontinued because it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship. As of December 31, 2008, the Company has accumulated $14,184 in deferred gains related to the termination of forecasted transactions. These gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2009.

For the years ended December 31, 2008, 2007 and 2006, the Company has recorded $(22,121), $14,571 and $14,989, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized (loss) gain, respectively. The Company did not recognize any unrealized gains or losses during 2008, 2007 or 2006 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

At December 31, 2008, investments with an aggregate carrying amount of $11,455 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such state regulatory authorities, as required by statute.

62

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2008	2007	2006
Direct premiums	$2,459,619	$2,682,657	$3,087,097
Reinsurance assumed - non affiliates	248,012	198,670	30,354
Reinsurance assumed - affiliates	—	2,340	3,461
Reinsurance ceded - non affiliates	(185,035)	(133,898)	(344,082)
Reinsurance ceded - affiliates	(292,605)	(302,720)	(593,178)

Net premiums earned	$2,229,991	$2,447,049	$2,183,652

The Company received reinsurance recoveries in the amount of $49,181, $80,547 and $267,975 during 2008, 2007 and 2006, respectively. At December 31, 2008 and 2007, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $35,975 and $22,636, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2008 and 2007 of $19,156,254 and $14,561,599, respectively, of which $14,345,886 and $14,445,349, respectively, were ceded to affiliates.

At December 31, 2008 and 2007, amounts recoverable from unaffiliated unauthorized reinsurers totaled $3,346 and $3,517, respectively, and reserve credits for reinsurance ceded totaled $4,712,892 and $18,471, respectively. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $24,439 and $27,835 at December 31, 2008 and 2007, respectively, that can be drawn on for amounts that remain unpaid for more than 120 days. There would be $126,353 reduction in surplus at December 31, 2008 if all reinsurance agreements were cancelled.

63

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

The Company entered into an assumption reinsurance transaction with Transamerica Life Insurance Company (TLIC) effective September 30, 2008. TLIC was the issuer of a series of corporate-owned life insurance policies issued to Life Investors Insurance Company of America (LIICA), an affiliate. The assumption reinsurance transaction resulted in the Company assuming all liabilities of TLIC arising under these policies. The Company assumed reserves of $138,025 and received consideration of $125,828. The Company recorded $12,197 of goodwill related to this transaction.

Effective December 31, 2008, the Company entered into a coinsurance funds withheld reinsurance agreement with a non-affiliated party. The Company paid an initial premium consideration equal to the reserves released of $4,584,735, resulting in no impact to the Company’s net income. In addition, the Company established a funds withheld liability for the funds received of $4,584,735.

Effective December 31, 2008, the Company entered into a quota share retrocession reinsurance agreement with Stonebridge Life Insurance Company (SLIC), an affiliate, to cede on a 75% quota share basis certain group health insurance business assumed by the Company from unrelated insurers. The Company ceded reserves of $38,283, paid reinsurance consideration of $24,617 and received retrocession commission income of $8,392. The resulting pretax gain of $22,058 ($14,338 net of tax) has been credited directly to unassigned surplus.

Effective December 1, 2008, the Company assumed institutional deposit-type contracts from TLIC, an affiliate, on a coinsurance funds withheld basis. The Company established a contract liability of $1,300,688 and received consideration of the same, resulting in no impact to net income.

Subsequent to the previously outlined transaction, also effective December 1, 2008, the Company retroceded the institutional deposit-type contracts assumed from TLIC to Transamerica International Reinsurance Ireland Limited (TIRI), an affiliate, on a coinsurance funds withheld basis. The Company established a funds withheld liability in the amount of $1,300,688 with an offsetting decrease in the contract liability, resulting in no impact to net income.

64

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

Effective December 1, 2008, the Company recaptured institutional deposit-type contracts that it had previously ceded on a coinsurance funds withheld basis to TIRI. As a result, the Company reduced its funds withheld liability in the amount of $10,368,542 with an offsetting increase in the contract liability. The Company received pretax net consideration in the amount of $473,624, which is recognized as income in the statement of operations.

Subsequent to the above transaction, also effective on December 1, 2008, the Company ceded, on a coinsurance funds withheld basis, the institutional deposit-type contracts that were recaptured from TIRI to Transamerica Life International (Bermuda) Ltd. (TIRe), also an affiliate. As a result, the Company established a funds withheld liability in the amount of $10,368,542 with an offsetting decrease in the contract liability. The Company paid pretax net consideration on the transaction of $473,624, which is recognized as a charge to earnings in the statement of operations.

Effective December 31, 2007, TIRe recaptured all inforce business that was previously retroceded to PBLIC under the retrocession agreement effective January 1, 2003. The difference between the life and claim reserves released of $56 and $4, respectively, and consideration paid of $55 is included in the statement of operations. During 2007 and 2006, the Company amortized $349 and $67, respectively, into earnings with a corresponding charge to unassigned surplus. Due to the 2007 recapture, no amortization remained for 2008.

The Company also entered into an agreement, effective December 31, 2007, to recapture obligations and benefits related to certain universal life insurance contracts that PBLIC had previously ceded to TIRe. The Company recovered assets of $3,824 and paid recapture consideration of $254 associated with this transaction. Reserves recaptured included life reserves of $503 and claim reserves of $39. As a result, a pre-tax gain of $3,028 was included in the statement of operations. In addition, the unamortized pre-tax ceded gain of $438 ($285 net of tax) related to the original reinsurance transaction and held by the Company in unassigned surplus, was released into income as a result of this recapture.

Effective December 31, 2007, the Company recaptured all inforce universal life business that PBLIC previously reinsured to TIRI. The Company paid a recapture fee of $3,005 and recovered assets of $1,193. Life and claims reserves were recaptured in the amount of $20,520 and $58, respectively. This transaction resulted in a pre-tax loss of $22,390 which is included in the statement of operations.

65

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

Effective December 31, 2007, the Company entered into a reinsurance agreement with TLIC to cede certain universal life business. Universal life secondary guarantee reserves ceded were $26,573, resulting in a net of tax gain of $17,273 that has been recorded directly to unassigned surplus on a net of tax basis.

The Company entered into an agreement with an unaffiliated company to assume an inforce block of credit life and disability business effective December 31, 2007. The Company received reinsurance consideration of $20,451, paid a commission expense allowance of $9,100 and established reserves approximately equal to the consideration, resulting in a loss of $9,100 pre-tax ($5,915, net of tax) that has been included in the statement of operations.

During 2000, the Company ceded a block of inforce business to a non-affiliate on a modified coinsurance basis. During 2007, the Company recaptured this block of inforce business. As a result of the recapture, the Company paid a recapture premium of $1,602,504 and established reserves approximately equal to the consideration, resulting in no gain or loss on the transaction. During 2007 and 2006, $26,000 of deferred gains related to the initial transaction were amortized into earnings with a corresponding charge directly to unassigned surplus.

On October 1, 2007, the Company entered into recapture agreements with LIICA and TLIC, whereby LIICA and TLIC recaptured all liabilities related to various fixed deferred annuity plans that were ceded to the Company under their respective July 1, 1990 agreements. The recapture consideration received was $3,770 and the reserves recaptured were $53,085 by LIICA and $249,642 by TLIC. The Company paid a recapture premium of $302,727. The resulting pre-tax gain of $3,770 has been included in the statement of operations.

The Company assumed certain risks previously reinsured by Global Premier Reinsurance Company (GPRe), an affiliate, from an unaffiliated company effective October 1, 2007. The Company paid a reinsurance commission expense allowance of $26,400 and established reserves of $17,600, resulting in a pre-tax loss of $44,000 that has been included in the statement of operations.

The Company assumed certain risks previously reinsured by GPRe from an unaffiliated company effective April 1, 2007. The Company paid a reinsurance commission expense allowance of $14,967 and established reserves of $5,975, resulting in a pre-tax loss of $20,942 that has been included in the statement of operations.

66

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

On July 1, 2004, the Company entered into an agreement with London Life and Manulife Reinsurance LTD to cede an inforce block of life insurance on a coinsurance and modified coinsurance basis. Effective January 1, 2007, the Company recaptured this block of inforce term life business. The recapture premium received was $1,342,614 and the commission expense allowance paid was $1,342,614. The Company received consideration of $100,000 for this transaction and recaptured reserves approximately equal to the consideration, resulting in no gain or loss on the transaction. During 2006, $28,632 of deferred gain related to the original reinsurance agreement was amortized into earnings with a corresponding charge directly to unassigned surplus.

The Company assumed certain risks previously reinsured by GPRe from an unaffiliated company effective December 31, 2006. The Company paid a reinsurance commission expense allowance of $4,282 and established reserves of $2,880, resulting in a pre-tax loss of $7,162 that has been included in the statement of operations.

The Company assumed certain risks previously reinsured by GPRe from an unaffiliated company effective December 31, 2006. The Company paid a reinsurance commission expense allowance of $22,332 and established reserves of $17,802, resulting in a pre-tax loss of $40,134 that has been included in the statement of operations.

The Company entered into an agreement with an unaffiliated company to assume an inforce block of life and health business effective December 31, 2006. The Company received reinsurance consideration of $270,641, paid a commission expense allowance of $131,339 and established reserves approximately equal to the reinsurance consideration received, resulting in a pre-tax loss of $131,339 that has been included in the statement of operations. Adjustments were made during 2008 and 2007 to true up the actual purchase price, resulting in a pre-tax loss of $2,671 and $27,598, respectively.

Effective January 1, 2006, a block of life and accident and health business assumed by PBLIC under a reinsurance agreement was recaptured. The recapture premium received from the transaction was $8,266. As a result of the transaction, premium receivables of $5,211 were written off and reserves of $62,143 were released resulting in a pre-tax gain of $65,198 ($42,379 net of tax) that was included in the statement of operations.

67

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

During 2006, PBLIC entered into a reinsurance agreement with TIRI to retrocede an inforce block of term life business effective January 1, 2006. The difference between the initial commission expense allowance received of $300 and ceded reserves of $180 resulted in an initial transaction gain of $120 which was credited to unassigned surplus on a net of tax basis in the amount of $78. During both 2008 and 2007, the Company amortized $8 into earnings with a corresponding charge to unassigned surplus.

7. Income Taxes

The main components of deferred income tax amounts are as follows:

	December 31
	2008	2007
Deferred income tax assets:
§197 Intangible Amortization	$4,411	$4,632
§807(f) Adjustment	998	1,164
Bonds	37,855	(1,414)
Corporate Provision	2,844	2,844
Credit Carryforwards	–	37,672
Deferred compensation	1,313	899
Deferred Intercompany Losses	43,778	1,912
Liquidity Reserves	17,791	7,714
Nonadmitted Assets	8,299	(993)
Proxy DAC	131,633	130,749
Reserves	75,823	207,399
Stocks	3,322	(5,389)
Partnerships	30,651	27,038
Unrealized Capital Losses	89,094	57,846
All Other Misc.	24,759	24,220

Total deferred income tax assets	472,571	496,293

Deferred income tax assets nonadmitted	–	127,458

Admitted deferred income tax assets	472,571	368,835

Deferred income tax liabilities:
§807(f) Adjustment	2,173	2,574
Deferred Intercompany Gains	252,903	220,003
Partnerships	47,527	22,448
Unrealized Capital Gains	51,380	42,793
All Others Misc.	3,529	3,121

Total deferred income tax liabilities	357,512	290,939

Net admitted deferred income tax asset	$115,059	$77,896

68

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

The change in net deferred income taxes is as follows:

	December 31
	2008	2007	Change
Total deferred income tax assets	$472,571	$496,293	$(23,722)
Total deferred income tax liabilities	357,512	290,939	(66,573)

Net deferred income tax asset	$115,059	$205,354	(90,295)

Tax effect of unrealized gains (losses)			(177,276)

Change in net deferred income tax			$(267,571)

	December 31
	2007	2006	Change
Total deferred income tax assets	$496,293	$501,905	$(5,612)
Total deferred income tax liabilities	290,939	70,326	(220,613)

Net deferred income tax asset	$205,354	$431,579	(226,225)

Tax effect of unrealized gains (losses)			(14,718)

Change in net deferred income tax			$(240,943)

69

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2008	2007	2006
Income tax expense (benefit) on operational gains and capital gains (losses) on investments computed at the federal statutory rate (35%)	$75,016	165,475	106,044
§197 Intangible Amortization	(1,025)	(1,030)	(1,030)
Amortization of IMR	587	(2,482)	(1,720)
Deferred Acquisition Costs - tax basis	(137)	1,830	2,506
Dividends Received Deduction	(1,518)	(1,649)	(7,716)
Investment Income Items	51,229	(11,379)	2,430
Limited Partnership Book / Tax Difference	(29,591)	(8,955)	(9,290)
LOLI Items	(875)	(773)	(828)
Prior Year Under (Over) Accrual	7,017	1,815	(10,410)
Reinsurance Transactions	5,016	(3,180)	(19,120)
SARs/Stock Options	(2,300)	(2,244)	(1,207)
Tax Credits	(30,835)	(27,332)	(61,645)
Tax Reserve Valuation	(120,571)	4,742	25,487
All Other Adjustments	1,486	2,465	(134)

Federal income tax (benefit) expense on operations and capital gains (losses) on investments	(46,501)	117,303	23,367
Less tax (benefit) on capital gains (losses)	(94,435)	34,189	40,528

Total federal income tax expense (benefit)	$47,934	$83,114	$(17,161)

The total statutory income taxes are computed as follows:
	Year Ended December 31
	2008	2007	2006
Federal income tax (benefit) expense on operations and capital gains (losses) on investments	$(46,501)	$117,303	$23,367
Change in net deferred income taxes	267,571	240,943	(70,868)

Total statutory income tax expense (benefit)	$221,070	$358,246	$(47,501)

Tax credits include low income housing credits which are investments for which the Company’s primary benefit is a reduction in income tax expense via tax credits.

70

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group.

Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income. The Company had no loss or credit carryforwards at December 31, 2008 and 2007. A tax return has not yet been filed for 2008.

During 2008, the Company did not incur income taxes that will be available for recoupment in the event of future net losses. The Company incurred income taxes during 2007 and 2006 of $124,523 and $39,176, respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2008 and 2007 is not material to the Company’s financial position. Therefore, the total amount of tax contingencies that, if recognized, would affect the effective income tax rate is immaterial. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest expense related to income taxes as of December 31, 2008 and 2007 was not material and the Company recorded no liability for penalties.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2000. The examination for the years 2001 through 2004 has been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions. An examination is currently underway for 2005 and 2006. The 2007 tax return has been filed but no examination has commenced.

71

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted less than 1% of ordinary life insurance in force at December 31, 2008 and 2007.

For the year ended 2008, premiums for life participating policies were $5,308. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company paid dividends in the amount of $1,484 to policyholders and did not allocate any additional income to such policyholders.

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31, 2008		December 31, 2007
	Amount	Percent	Amount	Percent
Subject to discretionary withdrawal
With market value adjustment	$48,072	0%	$1,185,024	4%
At book value less surrender charge of 5% or more	165,058	1	249,820	1
At fair value	8,520,291	30	11,592,107	34

Total with adjustment or at market value	8,733,421	31	13,026,951	39
At book value without adjustment (with minimal or no charges or adjustments)	1,537,223	5	1,639,751	5
Not subject to discretionary withdrawal	18,412,441	64	18,799,574	56

Total annuity reserves and deposit fund liabilities - before reinsurance	28,683,085	100%	33,466,276	100%

Less reinsurance ceded	12,840,661		14,521,542

Net annuity reserves and deposit fund liabilities	$15,842,424		$18,944,734

72

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

Included in the liability for deposit-type contracts at December 31, 2008 and 2007 are approximately $400,052 and $451,799, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from the Company which secures that particular series of notes. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2008, the contractual maturities were: 2009—$326,666; 2010—$24,998; 2011—$0; 2012—$0; 2013—$0; and thereafter—$48,387.

73

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

Separate and variable accounts held by the Company represent funds for which the benefit is determined by the performance and/or market value of the investments held in the separate account. The assets and the liabilities of these are carried at fair value. These variable annuities generally provide an incidental minimum guaranteed death benefit. Some variable annuities also provide a minimum guaranteed income benefit. The Company’s Guaranteed Indexed separate accounts provide customers a return based on the total performance of a specified financial index plus an enhancement. Hedging instruments that return the chosen index are purchased by the Company and held within the separate account. The assets in the accounts, carried at fair value, consist primarily of long-term bonds. Information regarding the separate accounts of the Company are as follows:

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2008	$170,000	$–	$527,522	$697,522

Reserves for separate accounts as of December 31, 2008 with assets at fair value	$112,344	$29,948	$8,610,088	$8,752,380

Total	$112,344	$29,948	$8,610,088	$8,752,380

Reserves by withdrawal characteristics as of December 31, 2008:
Subject to discretionary withdrawal:
With market value adjustment	$112,344	$29,948	$–	$142,292
At fair value	–	–	8,527,794	8,527,794
Not subject to discretionary withdrawal	–	–	82,294	82,294

Total separate account liabilities at December 31, 2008	$112,344	$29,948	$8,610,088	$8,752,380

74

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2007	$–	$43	$885,909	$885,952

Reserves for separate accounts as of December 31, 2007 with assets at fair value	$–	$31,956	$11,697,925	$11,729,881

Total	$–	$31,956	$11,697,925	$11,729,881

Reserves by withdrawal characteristics as of December 31, 2007:
Subject to discretionary withdrawal:
With market value adjustment	$–	$31,956	$–	$31,956
At fair value	–	–	11,605,489	11,605,489
Not subject to discretionary withdrawal	–	–	92,436	92,436

Total separate account liabilities at December 31, 2007	$–	$31,956	$11,697,925	$11,729,881

75

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2006	$–	$218	$787,163	$787,381

Reserves for separate accounts as of December 31, 2006 with assets at fair value	$144,013	$34,606	$10,685,133	$10,863,752

Total	$144,013	$34,606	$10,685,133	$10,863,752

Reserves by withdrawal characteristics as of December 31, 2006:
Subject to discretionary withdrawal:
With market value adjustment	$144,013	$34,606	$–	$178,619
At fair value	–	–	10,642,433	10,642,433
Not subject to discretionary withdrawal	–	–	42,700	42,700

Total separate account liabilities at December 31, 2006	$144,013	$34,606	$10,685,133	$10,863,752

76

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2008	2007	2006
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$721,269	$895,572	$784,074
Transfers from separate accounts	(581,174)	(507,947)	(553,603)

Net transfers to separate accounts	140,095	387,625	230,471
Other reconciling adjustments	4	(64)	7,953

Net transfers as reported in the statement of operations of the life, accident and health annual statement	$140,099	$387,561	$238,424

At December 31, 2008 and 2007, the Company had variable annuities with minimum guaranteed income benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2008	Minimum Guaranteed Income Benefit	$7,757	$1,956	$–
2007	Minimum Guaranteed Income Benefit	14,797	319	–

For Variable Annuities with Guaranteed Living Benefits (VAGLB), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

77

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

At December 31, 2008 and 2007, the Company had variable annuities with minimum guaranteed death benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2008	Minimum Guaranteed Death Benefit	$5,144,470	$35,257	$–
2007	Minimum Guaranteed Death Benefit	7,214,214	27,359	–

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date and the policy’s next anniversary date. At December 31, 2008 and 2007, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected) are as follows:

	Gross	Loading	Net
December 31, 2008
Life and annuity:
Ordinary direct first year business	$21,986	$17,046	$4,940
Ordinary direct renewal business	221,983	63,562	158,421
Group life direct business	21,472	6,247	15,225
Credit direct business	1,339	–	1,339
Reinsurance ceded	(130,198)	–	(130,198)

Total life and annuity	136,582	86,855	49,727
Accident and health:
Direct	51,575	–	51,575
Reinsurance assumed	10,078	–	10,078
Reinsurance ceded	(1,072)	–	(1,072)

Total accident and health	60,581	–	60,581

	$197,163	$86,855	$110,308

78

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2007
Life and annuity:
Ordinary direct first year business	$25,587	$19,582	$6,005
Ordinary direct renewal business	225,221	64,876	160,345
Group life direct business	24,806	7,765	17,041
Credit direct business	42	–	42
Reinsurance ceded	(15,891)	–	(15,891)

Total life and annuity	259,765	92,223	167,542
Accident and health:
Direct	60,126	–	60,126
Reinsurance assumed	1,466	–	1,466
Reinsurance ceded	(440)	–	(440)

Total accident and health	61,152	–	61,152

	$320,917	$92,223	$228,694

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Heath Contracts. At December 31, 2008 and 2007, the Company had insurance in force aggregating $9,670,715 and $10,334,624, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $95,136 and $102,404 to cover these deficiencies at December 31, 2008 and 2007, respectively.

The Company’s primary method utilized to estimate premium adjustments for contracts subject to redetermination is to review experience periodically and to adjust premiums for differences between the experience anticipated at the time of redetermination and that underlying the original premiums. The Company has not limited its degree of discretion contractually; however, in some states it has agreed not to raise premiums in order to recoup past losses. The Company forgoes premium changes on existing policies at its option if the administrative cost and other business issues associated with the change outweigh the direct financial impact of the change. Also, the Company has extra-contractually guaranteed the current premium scale for certain policies.

79

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

9. Capital and Surplus

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its stockholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the Company can make a dividend payment of up to $528,792 without the prior approval of insurance regulatory authorities in 2009.

The Company received capital contributions of $199,440 and $560 from its parent companies, CGDC and CGC, respectively, on December 30, 2008. The Company paid $123,653 and $347 to CGDC and CGC, respectively, on December 29, 2008. These payments were considered to be a return of additional paid in capital. In 2007, the Company paid a $1,200,000 dividend to its parent companies, CGDC and CGC which was deemed approved by Insurance Division, Department of Commerce, of the State of Iowa. Of this amount, $92,000 was considered an ordinary cash dividend and $1,108,000 was considered an extraordinary dividend. The Company paid dividends to its stockholders of $208,000 in 2006, which were approved by the Maryland Insurance Administration.

Life and health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2008, the Company meets the RBC requirements.

The Company has two classes of common stock, Class A and Class B. Each outstanding share of Class A is entitled to four votes for any matter submitted to a vote at a meeting of stockholders, whereas each outstanding share of Class B is entitled to one such vote.

On December 23, 2004, the Company received $117,168 from CGDC and $42,832 from AEGON USA, LLC., both affiliates, in exchange for surplus notes. These notes are due 20 years from the date of issuance at an interest rate of 6% and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. The Company received approval from the Insurance Division, Department of Commerce, of the State of Iowa prior to paying quarterly interest payments.

80

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

9. Capital and Surplus (continued)

Additional information related to the surplus notes at December 31, 2008 and 2007 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest
2008
CGDC	$117,168	$7,030	$28,276	$586
AEGON	42,832	2,570	10,337	214

Total	$160,000	$9,600	$38,613	$800

2007
CGDC	$117,168	$7,030	$20,660	$586
AEGON	42,832	2,570	7,553	214

Total	$160,000	$9,600	$28,213	$800

10. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair market value of the loaned securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair market value of the loaned security.

At December 31, 2008 and December 31, 2007, respectively, securities in the amount of $842,528 and $522,048 were on loan under securities lending agreements. At December 31, 2008, the collateral the Company received from securities lending was in the form of cash and on open terms. Also on December 31, 2008, cash collateral reinvested had a fair value of $860,117.

81

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $6,729, $6,723 and $7,707, for the years ended December 31, 2008, 2007 and 2006, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 25% of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. Expense related to this plan was $2,400, $2,723 and $3,122, for the years ended December 31, 2008, 2007 and 2006, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2008 and 2007 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for individuals employed and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

82

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

11. Retirement and Compensation Plans (continued)

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $1,211, $1,270 and $1,135, for the years ended December 31, 2008, 2007 and 2006, respectively.

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a common cost allocation service arrangement between AEGON companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2008, 2007 and 2006, the Company paid $34,423, $39,781 and $86,359, respectively, for these services, which approximates their costs to the affiliates.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $76, $65 and $70 for the years ended December 31, 2008, 2007 and 2006, respectively.

At December 31, 2008 and 2007, the Company reported a net amount of $34,468 due from and $12,415 due to parent, subsidiary and affiliated companies, respectively. Terms of settlement require that these amounts be settled within 90 days. Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate. During 2008, 2007 and 2006, the Company paid net interest of $1,861, $8,886 and $5,534, respectively, to affiliates.

83

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

12. Related Party Transactions (continued)

During 2006, the Company executed an administration service agreement with Transamerica Fund Advisors, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $369 and $411 for these services during 2008 and 2007, respectively.

At December 31, 2008, the Company had eight short-term notes receivable from AEGON USA, LLC of $451,500. The first note of $28,100 is due July 30, 2009 and bears interest at 2.45%. Notes of $91,800 are due in August 2009 and bear interest at 2.44%. A note of $1,300 is due September 3, 2009 and bears interest at 2.57% and notes of $330,300 are due in October 2009 and bear interest at 5.95%. The Company had short-term notes receivable at December 31, 2008 from Transamerica Corporation in the amounts of $19,900 and $18,600. These notes are due August 14, 2009 and November 24, 2009, bearing interest at 2.44% and 2.70%, respectively. The Company also had short-term notes receivable of $6,101 and $27,000 from Garnet and SLIC. These notes are due January 16, 2009 and December 2009, bearing interest at 2.50% and 1.74%, respectively. These notes are reported as short-term investments. At December 31, 2007, the Company had short-term notes receivable from Transamerica Corporation and Transamerica Occidental Life Insurance Company of $38,400 and $73,400, respectively. At December 31, 2007, the Company had short-term notes payable of $75,100 to Transamerica Financial Life Insurance Company and $24,300 to LIICA, which were paid on January 18, 2008. At December 31, 2007, the Company had a long-term note receivable from Bankers Financial Life Insurance Company, an affiliate, of $750, which was settled on November 17, 2008.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2008 and 2007, the cash surrender value of these policies was $68,500 and $66,000, respectively.

Prior to August 31, 2007, the Company held a limited partnership interest in Capital Liberty LP (CLLP), an affiliate. The balance sheet of CLLP was essentially comprised of shares of PBLIC common and preferred stock. CGDC, the Company’s parent, gave consideration to the Company in exchange for its partnership interests in CLLP on August 31, 2007. A capital contribution of $537,044, less the additional cash investment made of $13,847, has been included within the 2007 financial statements to reflect the amount of cash received from CGDC for the Company’s interests in CLLP. In addition, the prior investment held in CLLP has been eliminated from the financials in order to appropriately report merged financial information.

84

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

13. Managing General Agents

The Company utilizes managing general agents and third-party administrators in its operation. Information regarding these entities is as follows:

Name and Address of Managing General Agent or Third-Party Administrator	FEIN	Exclusive Contract	Types of Business Written	Types of Authority Granted	Total Direct Premiums Written/ Produced By
Bollinger, Inc. 101 JFK Parkway Short Hills, NJ 07078	22-0781130	No	Group A&H/Life	C,CA,B,P,U	$121,671
Coverdell & Company 1718 Peachtree St. NW Suite 276 Atlanta, GA 30309	58-1604660	No	Group/ Individual A&H Group Life	Partial Admin	77,112
The Vanguard Group, Inc. 100 Vanguard Blvd. Malvern, PA 19355	23-1945930	No	Deferred and income annuities	C,B,P,U	430,646
League Insurance Agency/ CUNA Mutual Group 14 Business Park Branford, CT 06405	06-0898852	No	Long-Term Care	P	1,032
All Other TPA Premiums					503

Total					$630,964

C- Claims Payment

CA- Claims Adjustment

R- Reinsurance Ceding

B- Binding Authority

P- Premium Collection

U- Underwriting

85

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

14. Commitments and Contingencies

The Company has issued synthetic GIC contracts to benefit plan sponsors on assets totaling $52,655,734 and $41,406,343 as of December 31, 2008 and 2007, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates of $49,419 and $9,606 at December 31, 2008 and 2007, respectively.

At December 31, 2008 and 2007, the Company has entered into multiple agreements with commitment amounts of $48,675, for which it was paid a fee to provide standby liquidity asset purchase agreements. One of the liquidity asset purchase agreements was drawn upon and repaid in 2008. The Company believes there may be additional draws under these agreements. Any such draws would be purchases of municipal bonds, which would be repaid with interest.

During 2008 and 2007, the Company has provided guarantees for the performance of a noninsurance subsidiary that was involved in guaranteed sales of investments in LIHTC partnerships. These partnerships are partially or majority owned by a noninsurance subsidiary of the Company for which a third party is the primary investor. The balance of the investors’ capital accounts covered by the transactions was $434,298 and $272,391 at December 31, 2008 and 2007, respectively. The nature of the obligation is to provide the investors with a minimum guaranteed annual and cumulative return on their contributed capital. The Company is not at risk for changes in tax law or the investors’ inability to fully utilize the tax benefits. Accordingly, the Company believes the chance of having to make material payments under the guarantee is remote.

86

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

14. Commitments and Contingencies (continued)

The Company has provided a contingent deferred capital contribution guaranty to LIHTC industry firms involving the guaranteed sale of a low income housing tax credit partnership. The guaranty is effective only if the third party investor defaults on its deferred capital contribution obligations. As of December 31, 2008, the Company’s exposure under the guaranty was $17,296. Due to the financial strength and credit ratings of the third party investor, the Company believes the chance of having to make material payments under the guaranty is remote.

At December 31, 2008 and 2007, the Company had mortgage loan commitments of $229,682 and $158,470, respectively. The Company has contingent commitments of $165,622 and $245,319 at December 31, 2008 and 2007, respectively, for joint ventures, partnerships and limited liability companies, which include LIHTC commitments of $31,434 and $71,653, respectively.

At December 31, 2008 and 2007, no securities were acquired on a “to be announced” (TBA) basis.

The Company may pledge assets as collateral for transactions involving funding agreements and reverse repurchase agreements. In conjunction with these transactions, the Company had pledged invested assets with a carrying value and market value of, $212,289 and $216,502, respectively, at December 31, 2008, and $82,866 and $84,301, respectively, at December 31, 2007. Cash in the amount of $249,753 and $72,304 and securities in the amount of $192,879 and $53,869, were posted to the Company as of December 31, 2008 and 2007, respectively, which were not included in the financials of the Company. A portion of the cash posted to the Company was reposted as collateral by the Company in the amount of $21,700 as of December 31, 2008.

The Company has issued funding agreements totaling $400,171 to the Federal Home Loan Bank (FHLB), and the funds received are reported as deposit-type liabilities per SSAP 52, Deposit-Type Contracts. Total reserves are equal to the funding agreements balance. These funding agreements are used for investment spread management purposes and are subject to the same asset/liability management practices as other deposit-type

87

Monumental Life Insurance Company

Notes to Financial Statements — Statutory Basis (continued)

(Dollars in Thousands)

14. Commitments and Contingencies (continued)

business. All of the funding agreements issued to FHLB are classified in the general account as it is a general obligation of the Company. Collateral is required by FHLB to support repayment of the funding agreements. The amount of pledged collateral at December 31, 2008 was $506,395. In addition, FHLB requires their common stock to be purchased in order to transact with the FHLB. The Company owns $27,800 of FHLB common stock at December 31, 2008. The FHLB has set funding capacity limits on the Company which are significantly higher than the current funding agreement level; however, the FHLB is under no obligation to extend additional capacity. The Company did not participate in the FHLB program in 2007.

The Company is a party to legal proceedings involving a variety of issues incidental to its business, including class actions. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $14,175 and $14,133 and an offsetting premium tax benefit of $1,532 and $1,303 at December 31, 2008 and 2007, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $1,074, $653 and $832, for the years ended December 31, 2008, 2007 and 2006, respectively.

88

15. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

At December 31, 2008 and 2007, the Company did not participate in dollar reverse repurchase agreements.

The Company enters into municipal reverse repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral. The Company has recorded liabilities of $108,266 and $36,553 for these agreements as of December 31, 2008 and 2007, respectively. The reverse repurchase agreements are collateralized by government agency securities with book values of $125,080 and $43,847 as of December 31, 2008 and 2007, respectively. These securities have maturity dates that range from 2009 to 2033 and have a weighted average interest rate of 6.1%.

During the period January 1, 2006 through June 30, 2006, the Company sold $982 of agent balances without recourse to ADB Corporation, LLC, an affiliated entity. The Company did not realize a gain or loss as a result of the sales. As of July 1, 2006, the Company no longer sells agent debit balances and thus has retained such balances as non-admitted receivables. Agent receivables in the amount of $4,748 and $3,777 were non-admitted as of December 31, 2008 and 2007, respectively.

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio, referred to as wash sale transactions. As of December 31, 2008, the Company did not report any wash sale transactions.

89

Statutory-Basis

Financial Statement Schedules

Monumental Life Insurance Company

Summary of Investments — Other Than Investments in Related Parties

(Dollars in Thousands)

December 31, 2008

Schedule I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States government and government agencies and authorities	$754,670	$891,212	$754,670
States, municipalities and political subdivisions	234,588	229,639	234,588
Foreign governments	283,954	257,800	283,954
Public utilities	1,158,860	1,113,265	1,158,860
All other corporate bonds	15,465,249	12,775,977	15,465,249
Preferred stocks	968,425	536,426	968,425

Total fixed maturities	18,865,746	15,804,319	18,865,746

Equity securities
Common stocks:
Public utilities	–	–	–
Banks, trust and insurance	27,800	27,800	27,800
Industrial, miscellaneous and all other	5,677	2,965	2,965

Total equity securities	33,477	30,765	30,765

Mortgage loans on real estate	3,091,985		3,091,985
Real estate	9,676		9,676
Policy loans	494,400		494,400
Other long-term investments	328,979		328,979
Cash, cash equivalents and short-term investments	1,530,229		1,530,229

Total investments	$24,354,492		$24,351,780

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

91

Monumental Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

December 31, 2008

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2008
Individual life	$1,504,472	$–	$50,285	$587,825	$441,022	$(4,108,010)	$4,845,182
Individual health	312,787	78,360	56,009	266,890	44,234	115,483	119,636
Group life and health	729,796	33,179	103,663	491,418	63,046	290,916	188,031
Annuity	4,451,944	–	412	883,858	774,467	1,103,614	956,730

	$6,998,999	$111,539	$210,369	$2,229,991	$1,322,769	$(2,597,997)	$6,109,579

Year ended December 31, 2007
Individual life	$6,001,385	$–	$46,412	$648,323	$397,249	$654,902	$3,242,283
Individual health	318,292	104,181	65,927	250,567	43,154	179,387	115,975
Group life and health	750,892	36,372	108,882	500,379	84,495	298,576	197,282
Annuity	4,931,152	–	82	1,047,780	940,583	783,384	904,097

	$12,001,721	$140,553	$221,303	$2,447,049	$1,465,481	$1,916,249	$4,459,637

Year ended December 31, 2006
Individual life	$5,840,438	$–	$40,806	$404,508	$341,229	$689,706	$513,340
Individual health	238,733	118,856	43,704	135,377	26,997	215,831	44,405
Group life and health	733,254	31,179	111,626	484,703	57,983	209,723	298,018
Annuity	5,829,622	–	159	1,159,064	934,020	1,423,728	605,511

	$12,642,047	$150,035	$196,295	$2,183,652	$1,360,229	$2,538,988	$1,461,274

*	Allocations of net investment income and other operating expenses are based on a number and assumptions of estimates, and the results would change if different methods were applied.

92

Monumental Life Insurance Company

Reinsurance

(Dollars in Thousands)

December 31, 2008

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2008
Life insurance in force	$66,811,592	$48,475,136	$8,638,144	$26,974,600	32%

Premiums:
Individual life	722,390	167,997	33,432	587,825	6%
Individual health	131,059	9,585	145,416	266,890	54%
Group life and health	527,508	52,048	15,958	491,418	3%
Annuity	1,078,661	248,010	53,207	883,858	6%

	$2,459,618	$477,640	$248,013	$2,229,991	11%

Year ended December 31, 2007
Life insurance in force	$71,568,810	$11,106,579	$7,746,495	$68,208,726	11%

Premiums:
Individual life	$733,365	$125,723	$40,681	$648,323	6%
Individual health	136,776	11,369	125,161	250,568	50%
Group life and health	537,210	49,514	12,683	500,379	3%
Annuity	1,275,306	250,012	22,485	1,047,779	2%

	$2,682,657	$436,618	$201,010	$2,447,049	8%

Year ended December 31, 2006
Life insurance in force	$70,554,174	$31,295,377	$10,387,027	$49,645,824	21%

Premiums:
Individual life	$736,750	$334,072	$1,830	$404,508	0%
Individual health	139,247	7,995	4,125	135,377	3%
Group life and health	531,637	47,932	998	484,703	0%
Annuity	1,679,463	547,261	26,862	1,159,064	2%

	$3,087,097	$937,260	$33,815	$2,183,652	2%

93

FINANCIAL STATEMENTS

Monumental Life Insurance Company

Separate Account VACC

Year Ended December 31, 2008

Monumental Life Insurance Company

Separate Account VACC

Financial Statements

Year Ended December  31, 2008

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of the Separate Account VA CC,

Monumental Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Monumental Life Insurance Company Separate Account VA CC (comprised of the VA U.S. Targeted Value, VA U.S. Large Value, VA International Value, VA International Small, VA Short-Term Fixed, VA Global Bond, Federated American Leaders, Federated Capital Income, Federated Prime Money, Federated High Income Bond, Federated Fund for U.S. Government Securities II, Wanger USA, Wanger International, Gartmore NVIT Developing Markets, WFAVT Small/MidCap Value, Columbia Small Company Growth, Credit Suisse - International Focus, Credit Suisse - Small Cap Core I, Transamerica Asset Allocation - Growth VP, Transamerica Asset Allocation - Conservative VP, Transamerica Asset Allocation - Moderate VP, Transamerica Asset Allocation - Moderate Growth VP, Transamerica MFS International Equity VP, Transamerica Capital Guardian Global VP, Transamerica Capital Guardian Value VP, Transamerica Clarion Global Real Estate Securities VP, Transamerica Science and Technology, Templeton Transamerica Global, Transamerica JPMorgan Enhanced Index VP, Transamerica PIMCO Total Return VP, Legg Mason Partners All Cap, Transamerica Equity VP, Transamerica Growth Opportunities VP, Transamerica Value Balanced VP, Transamerica Van Kampen Active International Allocation VP, Transamerica Van Kampen Mid-Cap Growth VP, Transamerica T.Rowe Price Small Cap VP, Transamerica Index 50 VP, Transamerica Index 75 VP, Transamerica Small/Mid Cap Value VP, Transamerica Efficient Markets VP, AllianceBernstein Growth, AllianceBernstein Global Technology, AllianceBernstein Large Cap Growth, Dreyfus Socially Responsible Growth Fund, Inc. - Service Class, Dreyfus VIF - Appreciation, Seligman Global Technology, Seligman Communications and Information, Seligman Capital, Vanguard Equity Index, Vanguard Mid-Cap Index, Vanguard REIT Index, Vanguard Short-Term Investment Grade, Vanguard Total Bond Market Index, Fidelity - VIP Mid Cap, Fidelity - VIP Value Strategies, Fidelity - VIP Contrafund, Vanguard - International Portfolio, Fidelity - VIP Money Market, Fidelity - VIP Equity-Income, Fidelity - VIP Growth, Fidelity - VIP Asset Manager, Dreyfus VIF - Growth and Income, Dreyfus VIF - Quality Bond, T. Rowe Price Equity Income, T. Rowe Price New America Growth, T. Rowe Price International Stock, OpCap Managed, NACM Small Cap, WFAVT Discovery Fund, Ameritas Money Market, Calvert Social Balanced, Calvert Social Mid-Cap Growth, Calvert Social International Equity, and Dreyfus Socially Responsible Growth subaccounts), at December 31, 2008, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Monumental Life Insurance Company Separate Account VA CC at December 31, 2008, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 25, 2009

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

	VA U.S. Targeted Value Subaccount	VA U.S. Large Value Subaccount	VA International Value Subaccount	VA International Small Subaccount
Assets
Investment in securities:
Number of shares	7,592,547.084	7,394,853.466	6,504,876.884	6,004,205.157

Cost	$104,424,900	$113,413,074	$94,195,695	$69,045,015

Investments in mutual funds, Level 1 quoted prices at net asset value	$55,045,966	$73,726,689	$54,901,161	$40,348,259
Receivable for units sold	587	—	4,225	—

Total assets	55,046,553	73,726,689	54,905,386	40,348,259

Liabilities
Payable for units redeemed	—	143	—	396

	$55,046,553	$73,726,546	$54,905,386	$40,347,863

Net Assets:
Deferred annuity contracts terminable by owners	$55,046,553	$73,726,546	$54,905,386	$40,347,863

Total Net Assets	$55,046,553	$73,726,546	$54,905,386	$40,347,863

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

Accumulation units outstanding:
M&E - 0.55%	22,104,504	28,954,218	16,171,058	12,705,195

M&E - 0.60%	16,949,714	31,839,691	15,355,376	8,798,043

M&E - 0.65% (a)	196,108	366,336	295,587	271,084

M&E - 0.65% (b)	160,276	248,243	175,903	218,330

M&E - 0.65% (c)	—	—	—	—

M&E - 0.75%	2,732,912	6,481,822	2,991,639	1,786,159

M&E - 0.80% (a)	—	—	—	—

M&E - 0.80% (b)	—	—	—	—

M&E - 1.40% (a)	—	—	—	—

M&E - 1.40% (b)	—	—	—	—

M&E - 1.45%	4,187,480	4,104,248	2,385,164	2,540,689

M&E - 1.50% (a)	—	—	—	—

M&E - 1.50% (b)	—	—	—	—

M&E - 1.60%	—	—	—	—

Accumulation unit value:
M&E - 0.55%	$0.803667	$0.856492	$1.107430	$1.072963

M&E - 0.60%	$1.274451	$0.869790	$1.419639	$1.631700

M&E - 0.65% (a)	$25.851235	$20.562453	$18.773108	$14.901527

M&E - 0.65% (b)	$25.851235	$20.562453	$18.773108	$14.901527

M&E - 0.65% (c)	—	—	—	—

M&E - 0.75%	$1.260192	$0.860061	$1.403761	$1.613469

M&E - 0.80% (a)	—	—	—	—

M&E - 0.80% (b)	—	—	—	—

M&E - 1.40% (a)	—	—	—	—

M&E - 1.40% (b)	—	—	—	—

M&E - 1.45%	$0.721994	$0.736221	$0.900190	$0.859987

M&E - 1.50% (a)	—	—	—	—

M&E - 1.50% (b)	—	—	—	—

M&E - 1.60%	—	—	—	—

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

	VA Short-Term Fixed Subaccount	VA Global Bond Subaccount	Federated American Leaders Subaccount	Federated Capital Income Subaccount
Assets
Investment in securities:
Number of shares	7,296,006.886	7,189,246.806	299,172.062	309,091.811

Cost	$74,642,025	$75,712,702	$4,325,619	$2,304,887

Investments in mutual funds, Level 1 quoted prices at net asset value	$74,565,190	$78,290,898	$2,435,261	$2,240,916
Receivable for units sold	—	—	—	—

Total assets	74,565,190	78,290,898	2,435,261	2,240,916

Liabilities
Payable for units redeemed	9,824	2,973	6	9

	$74,555,366	$78,287,925	$2,435,255	$2,240,907

Net Assets:
Deferred annuity contracts terminable by owners	$74,555,366	$78,287,925	$2,435,255	$2,240,907

Total Net Assets	$74,555,366	$78,287,925	$2,435,255	$2,240,907

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

Accumulation units outstanding:
M&E - 0.55%	22,153,548	23,645,912	581,609	136,085

M&E - 0.60%	22,270,173	22,503,142	811,017	68,251

M&E - 0.65% (a)	461,325	313,927	34,405	11,506

M&E - 0.65% (b)	235,930	182,501	3,645	6,243

M&E - 0.65% (c)	—	—	—	—

M&E - 0.75%	4,369,461	3,395,005	205,756	171,274

M&E - 0.80% (a)	—	—	—	—

M&E - 0.80% (b)	—	—	—	—

M&E - 1.40% (a)	—	—	—	—

M&E - 1.40% (b)	—	—	—	—

M&E - 1.45%	5,328,286	5,385,365	482,097	1,121,275

M&E - 1.50% (a)	—	—	131,870	201,062

M&E - 1.50% (b)	—	—	32,465	627,290

M&E - 1.60%	—	—	33,899	90,020

Accumulation unit value:
M&E - 0.55%	$1.143824	$1.166786	$0.784625	$1.094841

M&E - 0.60%	$1.216255	$1.331750	$0.751229	$0.897758

M&E - 0.65% (a)	$15.794483	$20.879320	$18.925752	$13.661861

M&E - 0.65% (b)	$15.794483	$20.879320	$18.925752	$13.661861

M&E - 0.65% (c)	—	—	—	—

M&E - 0.75%	$1.202571	$1.316861	$0.742810	$0.887741

M&E - 0.80% (a)	—	—	—	—

M&E - 0.80% (b)	—	—	—	—

M&E - 1.40% (a)	—	—	—	—

M&E - 1.40% (b)	—	—	—	—

M&E - 1.45%	$1.100172	$1.094417	$0.704994	$0.842545

M&E - 1.50% (a)	—	—	$0.810477	$0.744104

M&E - 1.50% (b)	—	—	$0.810477	$0.744104

M&E - 1.60%	—	—	$0.697185	$0.833212

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

	Federated Prime Money Subaccount	Federated High Income Bond Subaccount	Federated Fund for U.S. Government Securities II Subaccount	Wanger USA Subaccount
Assets
Investment in securities:
Number of shares	44,907,405.130	1,523,746.103	896,274.839	304,275.014

Cost	$44,907,405	$10,691,696	$10,052,541	$9,895,836

Investments in mutual funds, Level 1 quoted prices at net asset value	$44,907,405	$7,664,443	$10,262,347	$5,872,508
Receivable for units sold	—	8	—	—

Total assets	44,907,405	7,664,451	10,262,347	5,872,508

Liabilities
Payable for units redeemed	3,217	—	6	14

	$44,904,188	$7,664,451	$10,262,341	$5,872,494

Net Assets:
Deferred annuity contracts terminable by owners	$44,904,188	$7,664,451	$10,262,341	$5,872,494

Total Net Assets	$44,904,188	$7,664,451	$10,262,341	$5,872,494

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

Accumulation units outstanding:
M&E - 0.55%	12,086,786	1,955,068	1,747,894	1,704,331

M&E - 0.60%	13,143,016	2,055,498	2,437,221	1,834,927

M&E - 0.65% (a)	129,570	54,509	130,908	34,779

M&E - 0.65% (b)	108,128	64,911	10,488	16,685

M&E - 0.65% (c)	25,906	—	—	—

M&E - 0.75%	6,486,557	446,059	850,217	693,532

M&E - 0.80% (a)	—	—	—	—

M&E - 0.80% (b)	—	—	—	—

M&E - 1.40% (a)	—	—	—	—

M&E - 1.40% (b)	—	—	—	—

M&E - 1.45%	2,738,201	713,809	215,313	227,531

M&E - 1.50% (a)	922,088	219,994	548,847	108,279

M&E - 1.50% (b)	327,512	320,718	1,569	40,234

M&E - 1.60%	257,897	31,821	23,756	46,898

Accumulation unit value:
M&E - 0.55%	$1.131506	$0.919313	$1.189884	$0.865542

M&E - 0.60%	$1.151614	$1.133277	$1.349125	$1.045473

M&E - 0.65% (a)	$15.159159	$14.166879	$19.023115	$25.202687

M&E - 0.65% (b)	$15.134269	$14.166879	$19.023115	$25.202687

M&E - 0.65% (c)	$15.149756	—	—	—

M&E - 0.75%	$1.138773	$1.120629	$1.334027	$1.033793

M&E - 0.80% (a)	—	—	—	—

M&E - 0.80% (b)	—	—	—	—

M&E - 1.40% (a)	—	—	—	—

M&E - 1.40% (b)	—	—	—	—

M&E - 1.45%	$1.080816	$1.063554	$1.266149	$0.981170

M&E - 1.50% (a)	$1.182652	$1.023410	$1.395420	$1.321140

M&E - 1.50% (b)	$1.181002	$1.023410	$1.395420	$1.321140

M&E - 1.60%	$1.068837	$1.051804	$1.252143	$0.970276

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

	Wanger International Subaccount	Gartmore NVIT Developing Markets Subaccount	WFAVT Small/MidCap Value Subaccount	Columbia Small Company Growth Subaccount
Assets
Investment in securities:
Number of shares	216,039.187	2,081,577.165	225,053.718	553,826.044

Cost	$7,899,052	$18,602,402	$2,115,553	$6,182,841

Investments in mutual funds, Level 1 quoted prices at net asset value	$4,469,851	$7,805,914	$1,114,016	$4,209,078
Receivable for units sold	—	—	—	—

Total assets	4,469,851	7,805,914	1,114,016	4,209,078

Liabilities
Payable for units redeemed	12	29	3	16

	$4,469,839	$7,805,885	$1,114,013	$4,209,062

Net Assets:
Deferred annuity contracts terminable by owners	$4,469,839	$7,805,885	$1,114,013	$4,209,062

Total Net Assets	$4,469,839	$7,805,885	$1,114,013	$4,209,062

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

Accumulation units outstanding:
M&E - 0.55%	510,861	2,383,823	106,379	1,502,776

M&E - 0.60%	721,115	1,357,679	186,064	1,413,099

M&E - 0.65% (a)	16,863	58,832	29,279	53,596

M&E - 0.65% (b)	7,773	10,581	5,801	7,753

M&E - 0.65% (c)	—	—	—	—

M&E - 0.75%	260,112	395,135	19,402	325,294

M&E - 0.80% (a)	—	—	—	—

M&E - 0.80% (b)	—	—	—	—

M&E - 1.40% (a)	—	—	—	—

M&E - 1.40% (b)	—	—	—	—

M&E - 1.45%	58,518	349,607	58,459	558,616

M&E - 1.50% (a)	620,088	90,364	334,369	112,162

M&E - 1.50% (b)	9,233	116,360	820	190,289

M&E - 1.60%	49,769	29,249	145,780	27,809

Accumulation unit value:
M&E - 0.55%	$1.257719	$1.235024	$0.862034	$0.815936

M&E - 0.60%	$1.441307	$1.722282	$0.861195	$0.872507

M&E - 0.65% (a)	$34.404821	$12.359231	$9.628819	$10.589068

M&E - 0.65% (b)	$34.404821	$12.359231	$9.628819	$10.589068

M&E - 0.65% (c)	—	—	—	—

M&E - 0.75%	$1.425175	$1.703041	$0.851567	$0.862762

M&E - 0.80% (a)	—	—	—	—

M&E - 0.80% (b)	—	—	—	—

M&E - 1.40% (a)	—	—	—	—

M&E - 1.40% (b)	—	—	—	—

M&E - 1.45%	$1.352632	$1.616361	$0.808209	$0.818808

M&E - 1.50% (a)	$2.262668	$1.842258	$1.026316	$1.123356

M&E - 1.50% (b)	$2.262668	$1.842258	$1.026316	$1.123356

M&E - 1.60%	$1.337676	$1.598425	$0.799261	$0.809752

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

	Credit Suisse - International Focus Subaccount	Credit Suisse-Small Cap Core I Subaccount	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount
Assets
Investment in securities:
Number of shares	258,423.307	303,339.929	261,224.929	340,197.029

Cost	$3,558,347	$4,168,265	$2,981,525	$3,706,927

Investments in mutual funds, Level 1 quoted prices at net asset value	$2,369,742	$3,066,767	$1,716,248	$2,820,233
Receivable for units sold	—	—	—	3

Total assets	2,369,742	3,066,767	1,716,248	2,820,236

Liabilities
Payable for units redeemed	5	1	1	—

	$2,369,737	$3,066,766	$1,716,247	$2,820,236

Net Assets:
Deferred annuity contracts terminable by owners	$2,369,737	$3,066,766	$1,716,247	$2,820,236

Total Net Assets	$2,369,737	$3,066,766	$1,716,247	$2,820,236

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

Accumulation units outstanding:
M&E - 0.55%	813,319	1,508,178	1,166,726	964,930

M&E - 0.60%	579,535	703,588	473,921	854,441

M&E - 0.65% (a)	37,132	20,424	—	—

M&E - 0.65% (b)	10,939	11,896	—	—

M&E - 0.65% (c)	—	—	—	—

M&E - 0.75%	234,264	166,756	154,981	525,047

M&E - 0.80% (a)	—	—	—	—

M&E - 0.80% (b)	—	—	—	—

M&E - 1.40% (a)	—	—	—	—

M&E - 1.40% (b)	—	—	—	—

M&E - 1.45%	18,127	58,828	19,745	241,603

M&E - 1.50% (a)	146,980	1,188,440	—	—

M&E - 1.50% (b)	1,304	—	1,371	21,069

M&E - 1.60%	14,933	48,937	921	—

Accumulation unit value:
M&E - 0.55%	$1.073911	$0.691093	$0.923906	$1.018565

M&E - 0.60%	$1.050775	$0.717964	$0.984741	$1.132412

M&E - 0.65% (a)	$9.752883	$10.014713	—	—

M&E - 0.65% (b)	$9.752883	$10.014713	$0.981488	$1.128664

M&E - 0.65% (c)	—	—	—	—

M&E - 0.75%	$1.039036	$0.709927	$0.975014	$1.121188

M&E - 0.80% (a)	—	—	—	—

M&E - 0.80% (b)	—	—	—	—

M&E - 1.40% (a)	—	—	—	—

M&E - 1.40% (b)	—	—	—	—

M&E - 1.45%	$0.986139	$0.673774	$0.930947	$1.070578

M&E - 1.50% (a)	$0.962109	$0.845662	—	—

M&E - 1.50% (b)	$0.962109	$0.845662	$0.927903	$1.067017

M&E - 1.60%	$0.975219	$0.666321	$0.921822	$1.060055

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Capital Guardian Global VP Subaccount
Assets
Investment in securities:
Number of shares	297,836.542	248,126.752	346,342.753	194,594.491

Cost	$3,126,655	$2,967,521	$2,868,644	$1,500,616

Investments in mutual funds, Level 1 quoted prices at net asset value	$2,489,913	$2,024,714	$1,724,787	$926,270
Receivable for units sold	—	—	—	1

Total assets	2,489,913	2,024,714	1,724,787	926,271

Liabilities
Payable for units redeemed	2	3	—	—

	$2,489,911	$2,024,711	$1,724,787	$926,271

Net Assets:
Deferred annuity contracts terminable by owners	$2,489,911	$2,024,711	$1,724,787	$926,271

Total Net Assets	$2,489,911	$2,024,711	$1,724,787	$926,271

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

Accumulation units outstanding:
M&E - 0.55%	393,145	1,072,576	441,778	304,041

M&E - 0.60%	1,086,280	346,173	784,682	507,573

M&E - 0.65% (a)	—	—	—	—

M&E - 0.65% (b)	11,064	7,784	100,480	42,985

M&E - 0.65% (c)	—	—	—	—

M&E - 0.75%	261,086	154,933	86,311	54,104

M&E - 0.80% (a)	—	—	—	—

M&E - 0.80% (b)	—	—	—	—

M&E - 1.40% (a)	—	—	—	—

M&E - 1.40% (b)	—	—	—	—

M&E - 1.45%	497,040	415,813	116,872	66,303

M&E - 1.50% (a)	—	—	—	—

M&E - 1.50% (b)	6,149	5,142	—	70,777

M&E - 1.60%	32,052	—	82,279	55,993

Accumulation unit value:
M&E - 0.55%	$1.022695	$0.987354	$1.077700	$0.848610

M&E - 0.60%	$1.121593	$1.066739	$1.078505	$0.846652

M&E - 0.65% (a)	—	—	—	—

M&E - 0.65% (b)	$1.117881	$1.063210	$1.074920	$0.844692

M&E - 0.65% (c)	—	—	—	—

M&E - 0.75%	$1.110473	$1.056183	$1.067815	$0.840773

M&E - 0.80% (a)	—	—	—	—

M&E - 0.80% (b)	—	—	—	—

M&E - 1.40% (a)	—	—	—	—

M&E - 1.40% (b)	—	—	—	—

M&E - 1.45%	$1.060340	$1.008481	$1.019607	$0.814035

M&E - 1.50% (a)	—	—	—	—

M&E - 1.50% (b)	$1.056864	$1.005174	$1.016223	$0.812159

M&E - 1.60%	$1.049927	$0.998601	$1.009553	$0.808443

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Capital Guardian Value VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount	Transamerica Science and Technology Subaccount	Templeton Transamerica Global Subaccount
Assets
Investment in securities:
Number of shares	128,633.192	387,157.748	1,331.415	65,082.633

Cost	$2,150,157	$6,583,303	$5,531	$1,072,829

Investments in mutual funds, Level 1 quoted prices at net asset value	$1,216,870	$3,035,317	$3,475	$899,442
Receivable for units sold	—	—	—	65

Total assets	1,216,870	3,035,317	3,475	899,507

Liabilities
Payable for units redeemed	8	12	4	—

	$1,216,862	$3,035,305	$3,471	$899,507

Net Assets:
Deferred annuity contracts terminable by owners	$1,216,862	$3,035,305	$3,471	$899,507

Total Net Assets	$1,216,862	$3,035,305	$3,471	$899,507

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

Accumulation units outstanding:
M&E - 0.55%	313,658	628,156	—	58,142

M&E - 0.60%	522,536	700,517	761	36,043

M&E - 0.65% (a)	—	24,330	—	—

M&E - 0.65% (b)	46,371	3,847	—	—

M&E - 0.65% (c)	—	—	—	—

M&E - 0.75%	150,904	213,980	2,660	6,127

M&E - 0.80% (a)	—	—	—	—

M&E - 0.80% (b)	—	—	—	—

M&E - 1.40% (a)	—	—	—	—

M&E - 1.40% (b)	—	—	—	—

M&E - 1.45%	349,137	46,427	—	5,283

M&E - 1.50% (a)	—	45,080	—	—

M&E - 1.50% (b)	60,133	14,783	—	—

M&E - 1.60%	114,610	68,246	—	3,069

Accumulation unit value:
M&E - 0.55%	$0.794135	$1.156909	$0.742876	$0.884795

M&E - 0.60%	$0.792310	$1.610424	$1.022136	$1.042587

M&E - 0.65% (a)	—	$19.810808	—	—

M&E - 0.65% (b)	$0.790467	$19.810808	$1.018842	$1.039225

M&E - 0.65% (c)	—	—	—	—

M&E - 0.75%	$0.786801	$1.592434	$1.012267	$1.032537

M&E - 0.80% (a)	—	—	—	—

M&E - 0.80% (b)	—	—	—	—

M&E - 1.40% (a)	—	—	—	—

M&E - 1.40% (b)	—	—	—	—

M&E - 1.45%	$0.761784	$1.511386	$0.967660	$0.987047

M&E - 1.50% (a)	—	$1.826341	—	—

M&E - 1.50% (b)	$0.760032	$1.826341	$0.964555	$0.983872

M&E - 1.60%	$0.756550	$1.494639	$0.958402	$0.977578

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica PIMCO Total Return VP Subaccount	Legg Mason Partners All Cap Subaccount	Transamerica Equity VP Subaccount
Assets
Investment in securities:
Number of shares	509,196.909	2,798,536.307	19,014.479	571,209.540

Cost	$7,031,152	$31,315,151	$239,311	$13,862,606

Investments in mutual funds, Level 1 quoted prices at net asset value	$4,149,955	$29,832,397	$141,278	$8,556,718
Receivable for units sold	5	—	4	56

Total assets	4,149,960	29,832,397	141,282	8,556,774

Liabilities
Payable for units redeemed	—	—	—	—

	$4,149,960	$29,832,397	$141,282	$8,556,774

Net Assets:
Deferred annuity contracts terminable by owners	$4,149,960	$29,832,397	$141,282	$8,556,774

Total Net Assets	$4,149,960	$29,832,397	$141,282	$8,556,774

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

Accumulation units outstanding:
M&E - 0.55%	256,453	6,203,011	—	1,512,672

M&E - 0.60%	1,193,292	13,645,028	74,882	2,214,057

M&E - 0.65% (a)	234,164	—	—	1,578,645

M&E - 0.65% (b)	5,162	1,450,657	5,517	274,622

M&E - 0.65% (c)	—	—	—	—

M&E - 0.75%	376,755	2,461,947	24,467	697,418

M&E - 0.80% (a)	—	—	—	—

M&E - 0.80% (b)	—	—	—	—

M&E - 1.40% (a)	—	—	—	—

M&E - 1.40% (b)	—	—	—	—

M&E - 1.45%	134,637	374,903	39,111	1,837,392

M&E - 1.50% (a)	431,135	—	—	1,122,409

M&E - 1.50% (b)	12,356	51,238	25,426	732,382

M&E - 1.60%	14,013	43,151	7,003	180,871

Accumulation unit value:
M&E - 0.55%	$0.838923	$1.149262	$0.831861	$0.870411

M&E - 0.60%	$0.763562	$1.263297	$0.823563	$0.864338

M&E - 0.65% (a)	$9.561646	—	—	$0.861097

M&E - 0.65% (b)	$9.561646	$1.259128	$0.820479	$0.861097

M&E - 0.65% (c)	—	—	—	—

M&E - 0.75%	$0.755010	$1.250812	$0.814366	$0.854679

M&E - 0.80% (a)	—	—	—	—

M&E - 0.80% (b)	—	—	—	—

M&E - 1.40% (a)	—	—	—	—

M&E - 1.40% (b)	—	—	—	—

M&E - 1.45%	$0.716565	$1.194351	$0.772898	$0.811175

M&E - 1.50% (a)	$0.776682	—	—	$0.808171

M&E - 1.50% (b)	$0.776682	$1.190434	$0.770040	$0.808171

M&E - 1.60%	$0.708612	$1.182628	$0.764325	$0.802161

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Growth Opportunities VP Subaccount	Transamerica Value Balanced VP Subaccount	Transamerica Van Kampen Active International Allocation VP Subaccount	Transamerica Van Kampen Mid-Cap Growth VP Subaccount
Assets
Investment in securities:
Number of shares	105,935.331	195,456.191	575,241.238	16,840.601

Cost	$1,526,729	$2,425,127	$8,174,255	$376,604

Investments in mutual funds, Level 1 quoted prices at net asset value	$819,939	$1,678,969	$5,021,856	$228,864
Receivable for units sold	1	11	—	5

Total assets	819,940	1,678,980	5,021,856	228,869

Liabilities
Payable for units redeemed	—	—	22	—

	$819,940	$1,678,980	$5,021,834	$228,869

Net Assets:
Deferred annuity contracts terminable by owners	$819,940	$1,678,980	$5,021,834	$228,869

Total Net Assets	$819,940	$1,678,980	$5,021,834	$228,869

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

Accumulation units outstanding:
M&E - 0.55%	90,330	269,382	727,021	88,620

M&E - 0.60%	285,651	584,314	598,274	116,576

M&E - 0.65% (a)	—	460,418	73,032	—

M&E - 0.65% (b)	53,635	84,590	7,819	27,351

M&E - 0.65% (c)	—	—	—	—

M&E - 0.75%	63,272	15,082	153,772	20,254

M&E - 0.80% (a)	—	—	—	—

M&E - 0.80% (b)	—	—	—	—

M&E - 1.40% (a)	—	—	—	—

M&E - 1.40% (b)	—	—	—	—

M&E - 1.45%	146,930	40,027	1,513,602	51,641

M&E - 1.50% (a)	—	128,555	275,401	—

M&E - 1.50% (b)	—	45,952	572,295	37,187

M&E - 1.60%	39,405	26,854	66,071	14,733

Accumulation unit value:
M&E - 0.55%	$0.932221	$0.971516	$1.116224	$0.820308

M&E - 0.60%	$1.277066	$1.034612	$1.124643	$0.598918

M&E - 0.65% (a)	—	$1.031174	$10.472084	—

M&E - 0.65% (b)	$1.272284	$1.031174	$10.472084	$0.596675

M&E - 0.65% (c)	—	—	—	—

M&E - 0.75%	$1.262783	$1.024356	$1.112090	$0.592214

M&E - 0.80% (a)	—	—	—	—

M&E - 0.80% (b)	—	—	—	—

M&E - 1.40% (a)	—	—	—	—

M&E - 1.40% (b)	—	—	—	—

M&E - 1.45%	$1.198502	$0.978103	$1.055468	$0.562068

M&E - 1.50% (a)	—	$0.974898	$1.006558	—

M&E - 1.50% (b)	$1.194059	$0.974898	$1.006558	$0.559981

M&E - 1.60%	$1.185223	$0.968501	$1.043789	$0.555830

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

	Transamerica T.Rowe Price Small Cap VP Subaccount	Transamerica Index 50 VP Subaccount	Transamerica Index 75 VP Subaccount	Transamerica Small/Mid Cap Value VP Subaccount
Assets
Investment in securities:
Number of shares	256,130.041	—	269,187.764	132,498.401

Cost	$1,692,827	$—	$2,356,458	$2,405,517

Investments in mutual funds, Level 1 quoted prices at net asset value	$1,349,805	$—	$1,967,763	$1,536,981
Receivable for units sold	1	—	—	3

Total assets	1,349,806	—	1,967,763	1,536,984

Liabilities
Payable for units redeemed	—	—	—	—

	$1,349,806	$—	$1,967,763	$1,536,984

Net Assets:
Deferred annuity contracts terminable by owners	$1,349,806	$—	$1,967,763	$1,536,984

Total Net Assets	$1,349,806	$—	$1,967,763	$1,536,984

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

Accumulation units outstanding:
M&E - 0.55%	715,910	—	—	140,012

M&E - 0.60%	199,980	—	645,641	177,436

M&E - 0.65% (a)	—	—	—	25,618

M&E - 0.65% (b)	16,458	—	—	326

M&E - 0.65% (c)	—	—	—	—

M&E - 0.75%	100,968	—	2,059,098	67,796

M&E - 0.80% (a)	—	—	—	—

M&E - 0.80% (b)	—	—	—	—

M&E - 1.40% (a)	—	—	—	—

M&E - 1.40% (b)	—	—	—	—

M&E - 1.45%	698,938	—	—	45,409

M&E - 1.50% (a)	—	—	—	143,565

M&E - 1.50% (b)	339,604	—	—	16,391

M&E - 1.60%	—	—	—	110,415

Accumulation unit value:
M&E - 0.55%	$0.659690	$0.824965	$0.728318	$0.590776

M&E - 0.60%	$0.658809	$0.824685	$0.728073	$1.311318

M&E - 0.65% (a)	—	—	—	$20.794733

M&E - 0.65% (b)	$0.657941	$0.824415	$0.727837	$20.794733

M&E - 0.65% (c)	—	—	—	—

M&E - 0.75%	$0.656205	$0.823868	$0.727352	$1.296675

M&E - 0.80% (a)	—	—	—	—

M&E - 0.80% (b)	—	—	—	—

M&E - 1.40% (a)	—	—	—	—

M&E - 1.40% (b)	—	—	—	—

M&E - 1.45%	$0.644156	$0.820056	$0.723979	$1.230640

M&E - 1.50% (a)	—	—	—	$2.525279

M&E - 1.50% (b)	$0.643308	$0.819781	$0.723742	$2.525279

M&E - 1.60%	$0.641620	$0.819250	$0.723266	$1.217019

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Efficient Markets VP Subaccount	AllianceBernstein Growth Subaccount	AllianceBernstein Global Technology Subaccount	AllianceBernstein Large Cap Growth Subaccount
Assets
Investment in securities:
Number of shares	—	17,043.427	3,406.427	2,848.977

Cost	$—	$311,572	$41,048	$74,084

Investments in mutual funds, Level 1 quoted prices at net asset value	$—	$219,349	$36,347	$51,367
Receivable for units sold	—	5	—	5

Total assets	—	219,354	36,347	51,372

Liabilities
Payable for units redeemed	—	—	—	—

	$—	$219,354	$36,347	$51,372

Net Assets:
Deferred annuity contracts terminable by owners	$—	$219,354	$36,347	$51,372

Total Net Assets	$—	$219,354	$36,347	$51,372

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

Accumulation units outstanding:
M&E - 0.55%	—	2,640	—	—

M&E - 0.60%	—	118,632	—	45,276

M&E - 0.65% (a)	—	—	—	—

M&E - 0.65% (b)	—	26,855	14,130	21,691

M&E - 0.65% (c)	—	—	—	—

M&E - 0.75%	—	68,262	—	—

M&E - 0.80% (a)	—	—	—	—

M&E - 0.80% (b)	—	—	—	—

M&E - 1.40% (a)	—	—	—	—

M&E - 1.40% (b)	—	—	—	—

M&E - 1.45%	—	105,810	28,765	9,164

M&E - 1.50% (a)	—	—	—	—

M&E - 1.50% (b)	—	778	—	—

M&E - 1.60%	—	—	27,211	4,098

Accumulation unit value:
M&E - 0.55%	$1.038204	$0.756153	$0.765291	$0.833296

M&E - 0.60%	$1.038132	$0.694637	$0.548051	$0.647909

M&E - 0.65% (a)	—	—	—	—

M&E - 0.65% (b)	$1.038061	$0.692029	$0.545979	$0.645470

M&E - 0.65% (c)	—	—	—	—

M&E - 0.75%	$1.037918	$0.686852	$0.541901	$0.640654

M&E - 0.80% (a)	—	—	—	—

M&E - 0.80% (b)	—	—	—	—

M&E - 1.40% (a)	—	—	—	—

M&E - 1.40% (b)	—	—	—	—

M&E - 1.45%	$1.036913	$0.651881	$0.514302	$0.608024

M&E - 1.50% (a)	—	—	—	—

M&E - 1.50% (b)	$1.036844	$0.649465	$0.512390	$0.605771

M&E - 1.60%	$1.036698	$0.644658	$0.508594	$0.601296

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

	Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount	Dreyfus VIF - Appreciation Subaccount	Seligman Global Technology Subaccount	Seligman Communications and Information Subaccount
Assets
Investment in securities:
Number of shares	15,912.248	7,690.211	5,950.249	9,324.244

Cost	$388,882	$269,394	$72,668	$144,941

Investments in mutual funds, Level 1 quoted prices at net asset value	$313,630	$220,709	$64,739	$114,315
Receivable for units sold	3	2	—	—

Total assets	313,633	220,711	64,739	114,315

Liabilities
Payable for units redeemed	—	—	2	1

	$313,633	$220,711	$64,737	$114,314

Net Assets:
Deferred annuity contracts terminable by owners	$313,633	$220,711	$64,737	$114,314

Total Net Assets	$313,633	$220,711	$64,737	$114,314

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

Accumulation units outstanding:
M&E - 0.55%	137,891	22,742	20,163	26,186

M&E - 0.60%	252,398	147,222	8,140	29,118

M&E - 0.65% (a)	—	—	—	—

M&E - 0.65% (b)	55,590	19,477	31,121	42,338

M&E - 0.65% (c)	—	—	—	—

M&E - 0.75%	1,196	18,248	13,228	—

M&E - 0.80% (a)	—	—	—	—

M&E - 0.80% (b)	—	—	—	—

M&E - 1.40% (a)	—	—	—	—

M&E - 1.40% (b)	—	—	—	—

M&E - 1.45%	—	39,853	4,361	8,331

M&E - 1.50% (a)	—	—	—	—

M&E - 1.50% (b)	—	—	—	—

M&E - 1.60%	—	5,745	7,580	15,919

Accumulation unit value:
M&E - 0.55%	$0.815983	$0.911363	$0.907188	$1.031066

M&E - 0.60%	$0.650943	$0.879428	$0.733137	$0.929976

M&E - 0.65% (a)	—	—	—	—

M&E - 0.65% (b)	$0.648492	$0.876128	$0.730378	$0.926477

M&E - 0.65% (c)	—	—	—	—

M&E - 0.75%	$0.643655	$0.869594	$0.724925	$0.919558

M&E - 0.80% (a)	—	—	—	—

M&E - 0.80% (b)	—	—	—	—

M&E - 1.40% (a)	—	—	—	—

M&E - 1.40% (b)	—	—	—	—

M&E - 1.45%	$0.610878	$0.825330	$0.688017	$0.872746

M&E - 1.50% (a)	—	—	—	—

M&E - 1.50% (b)	$0.608599	$0.822262	$0.685471	$0.869486

M&E - 1.60%	$0.604114	$0.816180	$0.680374	$0.863073

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

	Seligman Capital Subaccount	Vanguard Equity Index Subaccount	Vanguard Mid-Cap Index Subaccount	Vanguard REIT Index Subaccount
Assets
Investment in securities:
Number of shares	10,112.877	2,546,229.909	1,115,644.208	1,685,838.633

Cost	$126,291	$68,592,193	$18,051,612	$26,571,933

Investments in mutual funds, Level 1 quoted prices at net asset value	$87,881	$44,839,109	$10,286,240	$12,896,666
Receivable for units sold	—	7	—	—

Total assets	87,881	44,839,116	10,286,240	12,896,666

Liabilities
Payable for units redeemed	4	—	28	7

	$87,877	$44,839,116	$10,286,212	$12,896,659

Net Assets:
Deferred annuity contracts terminable by owners	$87,877	$44,839,116	$10,286,212	$12,896,659

Total Net Assets	$87,877	$44,839,116	$10,286,212	$12,896,659

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

Accumulation units outstanding:
M&E - 0.55%	—	19,690,943	3,162,119	4,248,364

M&E - 0.60%	27,049	20,154,917	3,243,827	4,182,929

M&E - 0.65% (a)	—	—	—	—

M&E - 0.65% (b)	72,526	1,147,458	94,739	320,605

M&E - 0.65% (c)	—	—	—	—

M&E - 0.75%	16,578	2,987,737	1,288,940	842,300

M&E - 0.80% (a)	—	—	—	—

M&E - 0.80% (b)	—	—	—	—

M&E - 1.40% (a)	—	—	—	—

M&E - 1.40% (b)	—	—	—	—

M&E - 1.45%	14,162	5,814,878	2,086,568	1,386,713

M&E - 1.50% (a)	—	—	—	—

M&E - 1.50% (b)	—	764,710	783,543	10,109

M&E - 1.60%	7,291	390,901	83,943	45,656

Accumulation unit value:
M&E - 0.55%	$0.732726	$0.861621	$0.926841	$1.036509

M&E - 0.60%	$0.647333	$0.903781	$0.993457	$1.267706

M&E - 0.65% (a)	—	—	—	—

M&E - 0.65% (b)	$0.644907	$0.900797	$0.990167	$1.263518

M&E - 0.65% (c)	—	—	—	—

M&E - 0.75%	$0.640088	$0.894835	$0.983603	$1.255178

M&E - 0.80% (a)	—	—	—	—

M&E - 0.80% (b)	—	—	—	—

M&E - 1.40% (a)	—	—	—	—

M&E - 1.40% (b)	—	—	—	—

M&E - 1.45%	$0.607483	$0.854406	$0.939186	$1.198435

M&E - 1.50% (a)	—	—	—	—

M&E - 1.50% (b)	$0.605210	$0.851593	$0.936100	$1.194502

M&E - 1.60%	$0.600744	$0.846021	$0.929969	$1.186677

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

	Vanguard Short- Term Investment Grade Subaccount	Vanguard Total Bond Market Index Subaccount	Fidelity-VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount
Assets
Investment in securities:
Number of shares	2,759,929.434	2,799,351.861	80,751.145	106,777.613

Cost	$28,788,475	$31,041,683	$2,508,214	$879,669

Investments in mutual funds, Level 1 quoted prices at net asset value	$27,461,298	$32,528,469	$1,488,244	$526,414
Receivable for units sold	1	7	—	—

Total assets	27,461,299	32,528,476	1,488,244	526,414

Liabilities
Payable for units redeemed	—	—	3	8

	$27,461,299	$32,528,476	$1,488,241	$526,406

Net Assets:
Deferred annuity contracts terminable by owners	$27,461,299	$32,528,476	$1,488,241	$526,406

Total Net Assets	$27,461,299	$32,528,476	$1,488,241	$526,406

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

Accumulation units outstanding:
M&E - 0.55%	8,640,634	11,063,437	414,070	291,356

M&E - 0.60%	10,528,972	8,465,821	622,436	170,243

M&E - 0.65% (a)	—	—	—	—

M&E - 0.65% (b)	253,166	203,276	36,700	25,142

M&E - 0.65% (c)	—	—	—	—

M&E - 0.75%	1,624,973	1,441,962	201,477	21,993

M&E - 0.80% (a)	—	—	—	—

M&E - 0.80% (b)	—	—	—	—

M&E - 1.40% (a)	—	—	—	—

M&E - 1.40% (b)	—	—	—	—

M&E - 1.45%	2,311,322	3,058,830	38,539	241,531

M&E - 1.50% (a)	—	—	—	—

M&E - 1.50% (b)	802,358	1,175,106	10,123	11,956

M&E - 1.60%	100,685	148,014	14,829	24,734

Accumulation unit value:
M&E - 0.55%	$1.087801	$1.222091	$1.117303	$0.679483

M&E - 0.60%	$1.170907	$1.335405	$1.114712	$0.677907

M&E - 0.65% (a)	—	—	—	—

M&E - 0.65% (b)	$1.167051	$1.331021	$1.112132	$0.676343

M&E - 0.65% (c)	—	—	—	—

M&E - 0.75%	$1.159317	$1.322209	$1.106984	$0.673217

M&E - 0.80% (a)	—	—	—	—

M&E - 0.80% (b)	—	—	—	—

M&E - 1.40% (a)	—	—	—	—

M&E - 1.40% (b)	—	—	—	—

M&E - 1.45%	$1.106983	$1.262490	$1.071769	$0.651797

M&E - 1.50% (a)	—	—	—	—

M&E - 1.50% (b)	$1.103361	$1.258379	$1.069323	$0.650292

M&E - 1.60%	$1.096116	$1.250139	$1.064410	$0.647303

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

	Fidelity-VIP Contrafund Subaccount	Vanguard- International Portfolio Subaccount	Fidelity -VIP Money Market Subaccount	Fidelity -VIP Equity- Income Subaccount
Assets
Investment in securities:
Number of shares	441,922.238	301,826.680	4,179,554.370	116,239.914

Cost	$11,568,823	$5,079,067	$4,179,554	$2,654,236

Investments in mutual funds, Level 1 quoted prices at net asset value	$6,801,183	$3,561,555	$4,179,554	$1,532,042
Receivable for units sold	6	4	12	—

Total assets	6,801,189	3,561,559	4,179,566	1,532,042

Liabilities
Payable for units redeemed	—	—	—	8

	$6,801,189	$3,561,559	$4,179,566	$1,532,034

Net Assets:
Deferred annuity contracts terminable by owners	$6,801,189	$3,561,559	$4,179,566	$1,532,034

Total Net Assets	$6,801,189	$3,561,559	$4,179,566	$1,532,034

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

Accumulation units outstanding:
M&E - 0.55%	3,751,072	2,895,275	—	—

M&E - 0.60%	4,355,369	2,104,554	—	—

M&E - 0.65% (a)	—	—	—	—

M&E - 0.65% (b)	263,385	111,860	—	—

M&E - 0.65% (c)	—	—	—	—

M&E - 0.75%	823,090	468,648	—	—

M&E - 0.80% (a)	—	—	191,274	731

M&E - 0.80% (b)	—	—	475	—

M&E - 1.40% (a)	—	—	74,402	88,140

M&E - 1.40% (b)	—	—	1,258	—

M&E - 1.45%	375,204	151,917	—	—

M&E - 1.50% (a)	—	—	—	—

M&E - 1.50% (b)	22,685	22,352	—	—

M&E - 1.60%	249,427	266,920	—	—

Accumulation unit value:
M&E - 0.55%	$0.693067	$0.592522	—	—

M&E - 0.60%	$0.692148	$0.592033	—	—

M&E - 0.65% (a)	—	—	—	—

M&E - 0.65% (b)	$0.691234	$0.591535	—	—

M&E - 0.65% (c)	—	—	—	—

M&E - 0.75%	$0.689398	$0.590557	—	—

M&E - 0.80% (a)	—	—	$15.995456	$19.033860

M&E - 0.80% (b)	—	—	$15.177268	—

M&E - 1.40% (a)	—	—	$14.706298	$17.224000

M&E - 1.40% (b)	—	—	$14.838695	—

M&E - 1.45%	$0.676756	$0.583745	—	—

M&E - 1.50% (a)	—	—	—	—

M&E - 1.50% (b)	$0.675855	$0.583266	—	—

M&E - 1.60%	$0.674086	$0.582305	—	—

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

	Fidelity - VIP Growth Subaccount	Fidelity - VIP Asset Manager Subaccount	Dreyfus VIF - Growth and Income Subaccount	Dreyfus VIF - Quality Bond Subaccount
Assets
Investment in securities:
Number of shares	65,845.517	75,221.206	79,731.744	52,932.034

Cost	$2,016,522	$1,045,537	$1,574,899	$597,471

Investments in mutual funds, Level 1 quoted prices at net asset value	$1,549,345	$775,531	$1,058,040	$535,143
Receivable for units sold	—	5	—	—

Total assets	1,549,345	775,536	1,058,040	535,143

Liabilities
Payable for units redeemed	8	—	7	—

	$1,549,337	$775,536	$1,058,033	$535,143

Net Assets:
Deferred annuity contracts terminable by owners	$1,549,337	$775,536	$1,058,033	$535,143

Total Net Assets	$1,549,337	$775,536	$1,058,033	$535,143

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

Accumulation units outstanding:
M&E - 0.55%	—	—	—	—

M&E - 0.60%	—	—	—	—

M&E - 0.65% (a)	—	—	—	—

M&E - 0.65% (b)	—	—	—	—

M&E - 0.65% (c)	—	—	—	—

M&E - 0.75%	—	—	—	—

M&E - 0.80% (a)	3,670	3,610	9,987	1,268

M&E - 0.80% (b)	—	775	—	—

M&E - 1.40% (a)	90,328	39,914	54,421	29,687

M&E - 1.40% (b)	—	4,537	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50% (a)	—	—	—	—

M&E - 1.50% (b)	—	—	—	—

M&E - 1.60%	—	—	—	—

Accumulation unit value:
M&E - 0.55%	—	—	—	—

M&E - 0.60%	—	—	—	—

M&E - 0.65% (a)	—	—	—	—

M&E - 0.65% (b)	—	—	—	—

M&E - 0.65% (c)	—	—	—	—

M&E - 0.75%	—	—	—	—

M&E - 0.80% (a)	$18.715254	$17.320096	$18.072755	$19.194854

M&E - 0.80% (b)	—	$17.437908	—	—

M&E - 1.40% (a)	$16.391939	$15.709482	$16.125040	$17.206424

M&E - 1.40% (b)	—	$15.972979	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50% (a)	—	—	—	—

M&E - 1.50% (b)	—	—	—	—

M&E - 1.60%	—	—	—	—

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

	T. Rowe Price Equity Income Subaccount	T. Rowe Price New America Growth Subaccount	T. Rowe Price International Stock Subaccount	OpCap Managed Subaccount
Assets
Investment in securities:
Number of shares	121,441.940	72,804.144	94,626.281	38,574.302

Cost	$2,589,112	$1,384,512	$1,295,177	$1,411,671

Investments in mutual funds, Level 1 quoted prices at net asset value	$1,741,477	$928,981	$779,721	$931,955
Receivable for units sold	—	—	—	—

Total assets	1,741,477	928,981	779,721	931,955

Liabilities
Payable for units redeemed	5	4	8	2

	$1,741,472	$928,977	$779,713	$931,953

Net Assets:
Deferred annuity contracts terminable by owners	$1,741,472	$928,977	$779,713	$931,953

Total Net Assets	$1,741,472	$928,977	$779,713	$931,953

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

Accumulation units outstanding:
M&E - 0.55%	—	—	—	—

M&E - 0.60%	—	—	—	—

M&E - 0.65% (a)	—	—	—	—

M&E - 0.65% (b)	—	—	—	—

M&E - 0.65% (c)	—	—	—	—

M&E - 0.75%	—	—	—	—

M&E - 0.80% (a)	504	1,687	2,086	6,411

M&E - 0.80% (b)	—	—	—	—

M&E - 1.40% (a)	77,915	55,883	76,620	41,539

M&E - 1.40% (b)	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50% (a)	—	—	—	—

M&E - 1.50% (b)	—	—	—	—

M&E - 1.60%	—	—	—	—

Accumulation unit value:
M&E - 0.55%	—	—	—	—

M&E - 0.60%	—	—	—	—

M&E - 0.65% (a)	—	—	—	—

M&E - 0.65% (b)	—	—	—	—

M&E - 0.65% (c)	—	—	—	—

M&E - 0.75%	—	—	—	—

M&E - 0.80% (a)	$24.621887	$17.200595	$10.913191	$21.159165

M&E - 0.80% (b)	—	—	—	—

M&E - 1.40% (a)	$22.191425	$16.104611	$9.879338	$19.170375

M&E - 1.40% (b)	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50% (a)	—	—	—	—

M&E - 1.50% (b)	—	—	—	—

M&E - 1.60%	—	—	—	—

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

	NACM Small Cap Subaccount	WFAVT Discovery Fund Subaccount	Ameritas Money Market Subaccount	Calvert Social Balanced Subaccount
Assets
Investment in securities:
Number of shares	55,820.733	169.946	4,401,990.260	2,774,918.443

Cost	$1,581,630	$2,119	$4,401,990	$5,131,272

Investments in mutual funds, Level 1 quoted prices at net asset value	$748,556	$1,902	$4,401,990	$3,463,098
Receivable for units sold	—	—	—	—

Total assets	748,556	1,902	4,401,990	3,463,098

Liabilities
Payable for units redeemed	2	2	638	12

	$748,554	$1,900	$4,401,352	$3,463,086

Net Assets:
Deferred annuity contracts terminable by owners	$748,554	$1,900	$4,401,352	$3,463,086

Total Net Assets	$748,554	$1,900	$4,401,352	$3,463,086

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

Accumulation units outstanding:
M&E - 0.55%	—	—	—	—

M&E - 0.60%	—	—	—	—

M&E - 0.65% (a)	—	—	—	—

M&E - 0.65% (b)	—	—	—	—

M&E - 0.65% (c)	—	—	—	—

M&E - 0.75%	—	—	—	—

M&E - 0.80% (a)	1,671	—	3,132,990	57,992

M&E - 0.80% (b)	—	—	—	—

M&E - 1.40% (a)	38,128	102	811,045	146,829

M&E - 1.40% (b)	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50% (a)	—	—	—	—

M&E - 1.50% (b)	—	—	—	—

M&E - 1.60%	—	—	—	—

Accumulation unit value:
M&E - 0.55%	—	—	—	—

M&E - 0.60%	—	—	—	—

M&E - 0.65% (a)	—	—	—	—

M&E - 0.65% (b)	—	—	—	—

M&E - 0.65% (c)	—	—	—	—

M&E - 0.75%	—	—	—	—

M&E - 0.80% (a)	$20.497924	$20.196570	$1.120616	$18.074354

M&E - 0.80% (b)	—	—	—	—

M&E - 1.40% (a)	$18.734564	$18.552960	$1.097934	$16.447112

M&E - 1.40% (b)	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50% (a)	—	—	—	—

M&E - 1.50% (b)	—	—	—	—

M&E - 1.60%	—	—	—	—

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

	Calvert Social Mid-Cap Growth Subaccount	Calvert Social International Equity Subaccount	Dreyfus Socially Responsible Growth Subaccount
Assets
Investment in securities:
Number of shares	207,558.822	314,767.421	67,977.828

Cost	$5,485,260	$4,787,444	$1,675,622

Investments in mutual funds, Level 1 quoted prices at net asset value	$3,941,542	$2,870,679	$1,350,040
Receivable for units sold	—	—	—

Total assets	3,941,542	2,870,679	1,350,040

Liabilities
Payable for units redeemed	104	66	49

	$3,941,438	$2,870,613	$1,349,991

Net Assets:
Deferred annuity contracts terminable by owners	$3,941,438	$2,870,613	$1,349,991

Total Net Assets	$3,941,438	$2,870,613	$1,349,991

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2008

Accumulation units outstanding:
M&E - 0.55%	—	—	—

M&E - 0.60%	—	—	—

M&E - 0.65% (a)	—	—	—

M&E - 0.65% (b)	—	—	—

M&E - 0.65% (c)	—	—	—

M&E - 0.75%	—	—	—

M&E - 0.80% (a)	80,716	71,685	37,705

M&E - 0.80% (b)	—	—	—

M&E - 1.40% (a)	149,391	126,095	54,160

M&E - 1.40% (b)	—	—	—

M&E - 1.45%	—	—	—

M&E - 1.50% (a)	—	—	—

M&E - 1.50% (b)	—	—	—

M&E - 1.60%	—	—	—

Accumulation unit value:
M&E - 0.55%	—	—	—

M&E - 0.60%	—	—	—

M&E - 0.65% (a)	—	—	—

M&E - 0.65% (b)	—	—	—

M&E - 0.65% (c)	—	—	—

M&E - 0.75%	—	—	—

M&E - 0.80% (a)	$18.184812	$15.432104	$15.895841

M&E - 0.80% (b)	—	—	—

M&E - 1.40% (a)	$16.558092	$13.992362	$13.859567

M&E - 1.40% (b)	—	—	—

M&E - 1.45%	—	—	—

M&E - 1.50% (a)	—	—	—

M&E - 1.50% (b)	—	—	—

M&E - 1.60%	—	—	—

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	VA U.S. Targeted Value Subaccount	VA U.S. Large Value Subaccount	VA International Value Subaccount	VA International Small Subaccount
Net investment income (loss)
Income:
Dividends	$1,007,442	$2,218,862	$2,875,953	$1,482,614
Expenses
Administrative, mortality and expense risk charge	471,853	643,646	491,424	358,946

Net investment income (loss)	535,589	1,575,216	2,384,529	1,123,668

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	257,376	—	6,312,156	2,605,317
Proceeds from sales	7,401,742	10,303,457	8,344,390	6,728,088
Cost of investments sold	8,907,826	7,946,099	5,113,567	6,007,122

Net realized capital gains (losses) on investments	(1,248,708)	2,357,358	9,542,979	3,326,283

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(18,370,995)	11,948,849	17,075,962	4,745,327
End of period	(49,378,934)	(39,686,385)	(39,294,534)	(28,696,756)

Net change in unrealized appreciation/depreciation of investments	(31,007,939)	(51,635,234)	(56,370,496)	(33,442,083)

Net realized and unrealized capital gains (losses) on investments	(32,256,647)	(49,277,876)	(46,827,517)	(30,115,800)

Increase (decrease) in net assets from operations	$(31,721,058)	$(47,702,660)	$(44,442,988)	$(28,992,132)

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	VA Short-Term Fixed Subaccount	VA Global Bond Subaccount	Federated American Leaders Subaccount	Federated Capital Income Subaccount
Net investment income (loss)
Income:
Dividends	$2,194,038	$2,678,803	$81,620	$52,090
Expenses
Administrative, mortality and expense risk charge	522,941	571,923	32,033	8,246

Net investment income (loss)	1,671,097	2,106,880	49,587	43,844

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	1,262,968	—
Proceeds from sales	18,190,882	21,537,712	2,110,525	471,883
Cost of investments sold	17,997,703	20,843,969	3,807,017	500,150

Net realized capital gains (losses) on investments	193,179	693,743	(433,524)	(28,267)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(687,121)	2,302,568	(687,847)	50,408
End of period	(76,835)	2,578,196	(1,890,358)	(63,971)

Net change in unrealized appreciation/depreciation of investments	610,286	275,628	(1,202,511)	(114,379)

Net realized and unrealized capital gains (losses) on investments	803,465	969,371	(1,636,035)	(142,646)

Increase (decrease) in net assets from operations	$2,474,562	$3,076,251	$(1,586,448)	$(98,802)

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Federated Prime Money Subaccount	Federated High Income Bond Subaccount	Federated Fund for U.S. Government Securities II Subaccount	Wanger USA Subaccount
Net investment income (loss)
Income:
Dividends	$919,462	$1,056,053	$437,102	$—
Expenses
Administrative, mortality and expense risk charge	270,250	81,878	69,180	72,210

Net investment income (loss)	649,212	974,175	367,922	(72,210)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	1,165,152
Proceeds from sales	29,404,330	5,352,374	6,087,539	3,633,519
Cost of investments sold	29,404,330	6,300,851	6,012,878	4,204,062

Net realized capital gains (losses) on investments	—	(948,477)	74,661	594,609

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(85,233)	282,719	1,107,594
End of period	—	(3,027,253)	209,806	(4,023,328)

Net change in unrealized appreciation/depreciation of investments	—	(2,942,020)	(72,913)	(5,130,922)

Net realized and unrealized capital gains (losses) on investments	—	(3,890,497)	1,748	(4,536,313)

Increase (decrease) in net assets from operations	$649,212	$(2,916,322)	$369,670	$(4,608,523)

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Wanger International Subaccount	Gartmore NVIT Developing Markets Subaccount	WFAVT Small/MidCap Value Subaccount	Columbia Small Company Growth Subaccount
Net investment income (loss)
Income:
Dividends	$71,704	$82,117	$—	$—
Expenses
Administrative, mortality and expense risk charge	66,404	85,522	19,279	30,830

Net investment income (loss)	5,300	(3,405)	(19,279)	(30,830)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,084,583	5,334,256	408,532	584,212
Proceeds from sales	3,271,726	2,973,135	1,355,781	1,050,479
Cost of investments sold	3,361,150	3,201,563	2,034,985	970,287

Net realized capital gains (losses) on investments	995,159	5,105,828	(270,672)	664,404

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,772,049	3,353,256	(372,083)	843,558
End of period	(3,429,201)	(10,796,488)	(1,001,537)	(1,973,763)

Net change in unrealized appreciation/depreciation of investments	(5,201,250)	(14,149,744)	(629,454)	(2,817,321)

Net realized and unrealized capital gains (losses) on investments	(4,206,091)	(9,043,916)	(900,126)	(2,152,917)

Increase (decrease) in net assets from operations	$(4,200,791)	$(9,047,321)	$(919,405)	$(2,183,747)

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Credit Suisse - International Focus Subaccount	Credit Suisse - Small Cap Core I Subaccount	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount
Net investment income (loss)
Income:
Dividends	$61,973	$3,480	$81,584	$108,231
Expenses
Administrative, mortality and expense risk charge	25,153	38,407	15,948	29,921

Net investment income (loss)	36,820	(34,927)	65,636	78,310

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	500,726	196,838
Proceeds from sales	1,618,897	1,210,692	1,291,403	2,827,732
Cost of investments sold	1,195,453	1,230,029	1,766,436	3,095,114

Net realized capital gains (losses) on investments	423,444	(19,337)	25,693	(70,544)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,137,487	525,053	153,107	(31,402)
End of period	(1,188,605)	(1,101,498)	(1,265,277)	(886,694)

Net change in unrealized appreciation/depreciation of investments	(2,326,092)	(1,626,551)	(1,418,384)	(855,292)

Net realized and unrealized capital gains (losses) on investments	(1,902,648)	(1,645,888)	(1,392,691)	(925,836)

Increase (decrease) in net assets from operations	$(1,865,828)	$(1,680,815)	$(1,327,055)	$(847,526)

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Capital Guardian Global VP Subaccount
Net investment income (loss)
Income:
Dividends	$120,155	$78,305	$116,090	$24,456
Expenses
Administrative, mortality and expense risk charge	29,397	20,133	16,882	8,852

Net investment income (loss)	90,758	58,172	99,208	15,604

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	330,285	280,067	177,220	213,016
Proceeds from sales	2,417,691	839,322	727,302	394,860
Cost of investments sold	3,263,613	1,101,495	880,875	743,258

Net realized capital gains (losses) on investments	(515,637)	17,894	23,647	(135,382)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	56,369	101,218	(115,142)	(86,085)
End of period	(636,742)	(942,807)	(1,143,857)	(574,346)

Net change in unrealized appreciation/depreciation of investments	(693,111)	(1,044,025)	(1,028,715)	(488,261)

Net realized and unrealized capital gains (losses) on investments	(1,208,748)	(1,026,131)	(1,005,068)	(623,643)

Increase (decrease) in net assets from operations	$(1,117,990)	$(967,959)	$(905,860)	$(608,039)

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica Capital Guardian Value VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount	Transamerica Science and Technology Subaccount	Templeton Transamerica Global Subaccount
Net investment income (loss)
Income:
Dividends	$221,568	$395,756	$—	$26,048
Expenses
Administrative, mortality and expense risk charge	32,898	46,528	36	17,399

Net investment income (loss)	188,670	349,228	(36)	8,649

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	236,642	1,423,580	285	—
Proceeds from sales	1,891,292	3,099,417	39	171,305
Cost of investments sold	3,570,764	5,546,727	41	142,868

Net realized capital gains (losses) on investments	(1,442,830)	(1,023,730)	283	28,437

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(533,862)	(1,133,786)	1,525	613,009
End of period	(933,287)	(3,547,986)	(2,056)	(173,387)

Net change in unrealized appreciation/depreciation of investments	(399,425)	(2,414,200)	(3,581)	(786,396)

Net realized and unrealized capital gains (losses) on investments	(1,842,255)	(3,437,930)	(3,298)	(757,959)

Increase (decrease) in net assets from operations	$(1,653,585)	$(3,088,702)	$(3,334)	$(749,310)

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica PIMCO Total Return VP Subaccount	Legg Mason Partners All Cap Subaccount	Transamerica Equity VP Subaccount
Net investment income (loss)
Income:
Dividends	$351,419	$2,193,892	$4,134	$29,807
Expenses
Administrative, mortality and expense risk charge	46,389	241,864	1,880	112,740

Net investment income (loss)	305,030	1,952,028	2,254	(82,933)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	946,407	16,572	27,783	503,919
Proceeds from sales	2,292,327	11,561,018	11,512	3,240,369
Cost of investments sold	2,247,899	12,026,179	11,257	3,668,582

Net realized capital gains (losses) on investments	990,835	(448,589)	28,038	75,706

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,187,559	1,667,313	16,688	1,994,595
End of period	(2,881,197)	(1,482,754)	(98,033)	(5,305,888)

Net change in unrealized appreciation/depreciation of investments	(4,068,756)	(3,150,067)	(114,721)	(7,300,483)

Net realized and unrealized capital gains (losses) on investments	(3,077,921)	(3,598,656)	(86,683)	(7,224,777)

Increase (decrease) in net assets from operations	$(2,772,891)	$(1,646,628)	$(84,429)	$(7,307,710)

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica Growth Opportunities VP Subaccount	Transamerica Value Balanced VP Subaccount	Transamerica Van Kampen Active International Allocation VP Subaccount	Transamerica Van Kampen Mid-Cap Growth VP Subaccount
Net investment income (loss)
Income:
Dividends	$44,436	$127,479	$402,967	$8,996
Expenses
Administrative, mortality and expense risk charge	11,028	16,934	82,650	3,340

Net investment income (loss)	33,408	110,545	320,317	5,656

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	311,624	226,408	892,871	—
Proceeds from sales	502,393	1,190,722	2,567,703	420,547
Cost of investments sold	623,288	1,442,346	2,432,179	445,377

Net realized capital gains (losses) on investments	190,729	(25,216)	1,028,395	(24,830)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	168,285	188,607	2,036,038	102,506
End of period	(706,790)	(746,158)	(3,152,399)	(147,740)

Net change in unrealized appreciation/depreciation of investments	(875,075)	(934,765)	(5,188,437)	(250,246)

Net realized and unrealized capital gains (losses) on investments	(684,346)	(959,981)	(4,160,042)	(275,076)

Increase (decrease) in net assets from operations	$(650,938)	$(849,436)	$(3,839,725)	$(269,420)

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica T.Rowe Price Small Cap VP Subaccount	Transamerica Index 50 VP Subaccount(1)	Transamerica Index 75 VP Subaccount(1)	Transamerica Small/Mid Cap Value VP Subaccount(1)
Net investment income (loss)
Income:
Dividends	$13,591	$—	$—	$41,564
Expenses
Administrative, mortality and expense risk charge	4,845	—	4,017	22,510

Net investment income (loss)	8,746	—	(4,017)	19,054

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	163,157	—	—	234,813
Proceeds from sales	233,706	795	58,088	873,589
Cost of investments sold	346,190	800	64,452	506,135

Net realized capital gains (losses) on investments	50,673	(5)	(6,364)	602,267

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(11,780)	—	—	831,027
End of period	(343,022)	—	(388,695)	(868,536)

Net change in unrealized appreciation/depreciation of investments	(331,242)	—	(388,695)	(1,699,563)

Net realized and unrealized capital gains (losses) on investments	(280,569)	(5)	(395,059)	(1,097,296)

Increase (decrease) in net assets from operations	$(271,823)	$(5)	$(399,076)	$(1,078,242)

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica Efficient Markets VP Subaccount(1)	AllianceBernstein Growth Subaccount	AllianceBernstein Global Technology Subaccount	AllianceBernstein Large Cap Growth Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses
Administrative, mortality and expense risk charge	—	2,850	726	560

Net investment income (loss)	—	(2,850)	(726)	(560)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	738	53,895	1,797	23,102
Cost of investments sold	762	47,105	1,100	20,920

Net realized capital gains (losses) on investments	(24)	6,790	697	2,182

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	86,874	29,318	15,775
End of period	—	(92,223)	(4,701)	(22,717)

Net change in unrealized appreciation/depreciation of investments	—	(179,097)	(34,019)	(38,492)

Net realized and unrealized capital gains (losses) on investments	(24)	(172,307)	(33,322)	(36,310)

Increase (decrease) in net assets from operations	$(24)	$(175,157)	$(34,048)	$(36,870)

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount	Dreyfus VIF - Appreciation Subaccount	Seligman Global Technology Subaccount	Seligman Communications and Information Subaccount
Net investment income (loss)
Income:
Dividends	$1,864	$6,204	$—	$—
Expenses
Administrative, mortality and expense risk charge	2,561	2,543	712	1,245

Net investment income (loss)	(697)	3,661	(712)	(1,245)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	26,914	—	—
Proceeds from sales	39,458	125,707	16,628	11,697
Cost of investments sold	33,672	142,174	11,609	11,869

Net realized capital gains (losses) on investments	5,786	10,447	5,019	(172)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	103,914	72,643	44,445	39,813
End of period	(75,252)	(48,685)	(7,929)	(30,626)

Net change in unrealized appreciation/depreciation of investments	(179,166)	(121,328)	(52,374)	(70,439)

Net realized and unrealized capital gains (losses) on investments	(173,380)	(110,881)	(47,355)	(70,611)

Increase (decrease) in net assets from operations	$(174,077)	$(107,220)	$(48,067)	$(71,856)

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Seligman Capital Subaccount	Vanguard Equity Index Subaccount	Vanguard Mid-Cap Index Subaccount	Vanguard REIT Index Subaccount
Net investment income (loss)
Income:
Dividends	$—	$1,175,061	$225,187	$562,677
Expenses
Administrative, mortality and expense risk charge	1,195	402,246	108,060	124,703

Net investment income (loss)	(1,195)	772,815	117,127	437,974

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	2,001,956	1,981,641	5,760,287
Proceeds from sales	35,287	6,007,545	3,351,415	3,054,624
Cost of investments sold	27,181	7,124,826	3,656,182	4,679,663

Net realized capital gains (losses) on investments	8,106	884,675	1,676,874	4,135,248

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	55,951	3,382,673	604,234	(1,968,933)
End of period	(38,410)	(23,753,084)	(7,765,372)	(13,675,267)

Net change in unrealized appreciation/depreciation of investments	(94,361)	(27,135,757)	(8,369,606)	(11,706,334)

Net realized and unrealized capital gains (losses) on investments	(86,255)	(26,251,082)	(6,692,732)	(7,571,086)

Increase (decrease) in net assets from operations	$(87,450)	$(25,478,267)	$(6,575,605)	$(7,133,112)

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Vanguard Short-Term Investment Grade Subaccount	Vanguard Total Bond Market Index Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount
Net investment income (loss)
Income:
Dividends	$1,386,694	$1,214,526	$9,949	$6,704
Expenses
Administrative, mortality and expense risk charge	232,215	190,320	16,006	15,502

Net investment income (loss)	1,154,479	1,024,206	(6,057)	(8,798)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	366,013	277,108
Proceeds from sales	10,320,776	6,798,338	1,002,925	1,084,459
Cost of investments sold	10,552,705	6,798,550	1,323,639	2,151,521

Net realized capital gains (losses) on investments	(231,929)	(212)	45,299	(789,954)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	986,344	1,111,111	145,884	(113,908)
End of period	(1,327,177)	1,486,786	(1,019,970)	(353,255)

Net change in unrealized appreciation/depreciation of investments	(2,313,521)	375,675	(1,165,854)	(239,347)

Net realized and unrealized capital gains (losses) on investments	(2,545,450)	375,463	(1,120,555)	(1,029,301)

Increase (decrease) in net assets from operations	$(1,390,971)	$1,399,669	$(1,126,612)	$(1,038,099)

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Fidelity - VIP Contrafund Subaccount	Vanguard- International Portfolio Subaccount	Fidelity - VIP Money Market Subaccount	Fidelity - VIP Equity- Income Subaccount
Net investment income (loss)
Income:
Dividends	$97,458	$34,825	$135,688	$57,241
Expenses
Administrative, mortality and expense risk charge	56,016	17,997	43,209	33,568

Net investment income (loss)	41,442	16,828	92,479	23,673

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	227,806	122,242	—	2,616
Proceeds from sales	2,978,151	790,661	2,055,525	394,610
Cost of investments sold	4,666,069	1,351,572	2,055,525	451,547

Net realized capital gains (losses) on investments	(1,460,112)	(438,669)	—	(54,321)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,654,466)	10,370	—	131,643
End of period	(4,767,640)	(1,517,512)	—	(1,122,194)

Net change in unrealized appreciation/depreciation of investments	(3,113,174)	(1,527,882)	—	(1,253,837)

Net realized and unrealized capital gains (losses) on investments	(4,573,286)	(1,966,551)	—	(1,308,158)

Increase (decrease) in net assets from operations	$(4,531,844)	$(1,949,723)	$92,479	$(1,284,485)

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Fidelity - VIP Growth Subaccount	Fidelity - VIP Asset Manager Subaccount	Dreyfus VIF - Growth and Income Subaccount	Dreyfus VIF - Quality Bond Subaccount
Net investment income (loss)
Income:
Dividends	$19,917	$26,875	$10,267	$31,381
Expenses
Administrative, mortality and expense risk charge	35,696	14,192	20,579	8,640

Net investment income (loss)	(15,779)	12,683	(10,312)	22,741

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	112,253	202,362	—
Proceeds from sales	828,488	136,606	240,828	140,782
Cost of investments sold	758,247	123,652	294,962	161,205

Net realized capital gains (losses) on investments	70,241	125,207	148,228	(20,423)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,117,809	205,618	419,968	(22,521)
End of period	(467,177)	(270,006)	(516,859)	(62,328)

Net change in unrealized appreciation/depreciation of investments	(1,584,986)	(475,624)	(936,827)	(39,807)

Net realized and unrealized capital gains (losses) on investments	(1,514,745)	(350,417)	(788,599)	(60,230)

Increase (decrease) in net assets from operations	$(1,530,524)	$(337,734)	$(798,911)	$(37,489)

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	T. Rowe Price Equity Income Subaccount	T. Rowe Price New America Growth Subaccount	T. Rowe Price International Stock Subaccount	OpCap Managed Subaccount
Net investment income (loss)
Income:
Dividends	$57,495	$—	$24,916	$39,714
Expenses
Administrative, mortality and expense risk charge	34,147	19,979	18,970	16,431

Net investment income (loss)	23,348	(19,979)	5,946	23,283

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	78,075	59,316	48,114	110,948
Proceeds from sales	319,462	302,465	309,884	167,935
Cost of investments sold	310,062	344,211	325,190	229,146

Net realized capital gains (losses) on investments	87,475	17,570	32,808	49,737

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	342,526	183,595	377,876	43,770
End of period	(847,635)	(455,531)	(515,456)	(479,716)

Net change in unrealized appreciation/depreciation of investments	(1,190,161)	(639,126)	(893,332)	(523,486)

Net realized and unrealized capital gains (losses) on investments	(1,102,686)	(621,556)	(860,524)	(473,749)

Increase (decrease) in net assets from operations	$(1,079,338)	$(641,535)	$(854,578)	$(450,466)

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	NACM Small Cap Subaccount	WFAVT Discovery Fund Subaccount	Ameritas Money Market Subaccount	Calvert Social Balanced Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$130,067	$115,636
Expenses
Administrative, mortality and expense risk charge	17,067	40	39,910	61,414

Net investment income (loss)	(17,067)	(40)	90,157	54,222

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	289,173	—	—	64,601
Proceeds from sales	339,314	59	1,688,901	1,138,537
Cost of investments sold	402,502	47	1,688,901	1,460,865

Net realized capital gains (losses) on investments	225,985	12	—	(257,727)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,894)	1,328	—	(89,964)
End of period	(833,074)	(217)	—	(1,668,174)

Net change in unrealized appreciation/depreciation of investments	(831,180)	(1,545)	—	(1,578,210)

Net realized and unrealized capital gains (losses) on investments	(605,195)	(1,533)	—	(1,835,937)

Increase (decrease) in net assets from operations	$(622,262)	$(1,573)	$90,157	$(1,781,715)

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Calvert Social Mid- Cap Growth Subaccount	Calvert Social International Equity Subaccount	Dreyfus Socially Responsible Growth Subaccount
Net investment income (loss)
Income:	$—	$95,655	$14,581
Dividends
Expenses
Administrative, mortality and expense risk charge	69,185	54,252	22,205

Net investment income (loss)	(69,185)	41,403	(7,624)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	38,659	157,566	—
Proceeds from sales	967,080	736,118	509,702
Cost of investments sold	1,127,239	945,539	690,044

Net realized capital gains (losses) on investments	(121,500)	(51,855)	(180,342)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	760,231	825,206	260,984
End of period	(1,543,718)	(1,916,765)	(325,582)

Net change in unrealized appreciation/depreciation of investments	(2,303,949)	(2,741,971)	(586,566)

Net realized and unrealized capital gains (losses) on investments	(2,425,449)	(2,793,826)	(766,908)

Increase (decrease) in net assets from operations	$(2,494,634)	$(2,752,423)	$(774,532)

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	VA U.S. Targeted Value Subaccount		VA U.S. Large Value Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$535,589	$289,390	$1,575,216	$722,511
Net realized capital gains (losses) on investments	(1,248,708)	9,318,413	2,357,358	3,539,215
Net change in unrealized appreciation/depreciation of investments	(31,007,939)	(23,346,180)	(51,635,234)	(8,971,796)

Increase (decrease) in net assets from operations	(31,721,058)	(13,738,377)	(47,702,660)	(4,710,070)

Contract transactions
Net contract purchase payments	6,326,184	12,197,734	9,159,867	18,802,591
Transfer payments from (to) other subaccounts or general account	3,008,722	2,261,262	2,356,975	(2,399,591)
Contract terminations, withdrawals, and other deductions	(4,717,920)	(4,195,516)	(6,498,422)	(4,713,030)
Contract maintenance charges	(8,732)	(6,690)	(10,689)	(8,160)

Increase (decrease) in net assets from contract transactions	4,608,254	10,256,790	5,007,731	11,681,810

Net increase (decrease) in net assets	(27,112,804)	(3,481,587)	(42,694,929)	6,971,740

Net assets:
Beginning of the period	82,159,357	85,640,944	116,421,475	109,449,735

End of the period	$55,046,553	$82,159,357	$73,726,546	$116,421,475

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	VA International Value Subaccount		VA International Small Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$2,384,529	$2,321,766	$1,123,668	$751,614
Net realized capital gains (losses) on investments	9,542,979	12,790,545	3,326,283	10,175,059
Net change in unrealized appreciation/depreciation of investments	(56,370,496)	(6,880,633)	(33,442,083)	(7,717,008)

Increase (decrease) in net assets from operations	(44,442,988)	8,231,678	(28,992,132)	3,209,665

Contract transactions
Net contract purchase payments	6,179,194	12,219,675	4,698,394	8,637,576
Transfer payments from (to) other subaccounts or general account	2,918,094	(2,940,281)	3,614,218	(2,528,069)
Contract terminations, withdrawals, and other deductions	(4,953,057)	(4,385,654)	(3,980,440)	(2,437,547)
Contract maintenance charges	(6,876)	(6,710)	(4,352)	(3,329)

Increase (decrease) in net assets from contract transactions	4,137,355	4,887,030	4,327,820	3,668,631

Net increase (decrease) in net assets	(40,305,633)	13,118,708	(24,664,312)	6,878,296

Net assets:
Beginning of the period	95,211,019	82,092,311	65,012,175	58,133,879

End of the period	$54,905,386	$95,211,019	$40,347,863	$65,012,175

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	VA Short-Term Fixed Subaccount		VA Global Bond Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$1,671,097	$2,948,046	$2,106,880	$1,204,260
Net realized capital gains (losses) on investments	193,179	43,411	693,743	(7,079)
Net change in unrealized appreciation/depreciation of investments	610,286	(177,032)	275,628	2,433,800

Increase (decrease) in net assets from operations	2,474,562	2,814,425	3,076,251	3,630,981

Contract transactions
Net contract purchase payments	9,158,556	15,085,802	8,156,454	13,263,622
Transfer payments from (to) other subaccounts or general account	(3,754,106)	4,255,787	(14,495,567)	5,215,954
Contract terminations, withdrawals, and other deductions	(9,494,505)	(3,262,707)	(6,439,190)	(3,085,362)
Contract maintenance charges	(8,130)	(4,201)	(6,086)	(2,730)

Increase (decrease) in net assets from contract transactions	(4,098,185)	16,074,681	(12,784,389)	15,391,484

Net increase (decrease) in net assets	(1,623,623)	18,889,106	(9,708,138)	19,022,465

Net assets:
Beginning of the period	76,178,989	57,289,883	87,996,063	68,973,598

End of the period	$74,555,366	$76,178,989	$78,287,925	$87,996,063

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Federated American Leaders Subaccount		Federated Capital Income Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$49,587	$46,742	$43,844	$53,590
Net realized capital gains (losses) on investments	(433,524)	1,220,080	(28,267)	58,052
Net change in unrealized appreciation/depreciation of investments	(1,202,511)	(1,914,084)	(114,379)	(75,782)

Increase (decrease) in net assets from operations	(1,586,448)	(647,262)	(98,802)	35,860

Contract transactions
Net contract purchase payments	166,753	370,750	42,880	53,039
Transfer payments from (to) other subaccounts or general account	(1,288,740)	(1,314,081)	1,715,143	(387,732)
Contract terminations, withdrawals, and other deductions	(422,262)	(844,556)	(360,384)	(107,155)
Contract maintenance charges	(2,324)	(2,475)	(249)	(201)

Increase (decrease) in net assets from contract transactions	(1,546,573)	(1,790,362)	1,397,390	(442,049)

Net increase (decrease) in net assets	(3,133,021)	(2,437,624)	1,298,588	(406,189)

Net assets:
Beginning of the period	5,568,276	8,005,900	942,319	1,348,508

End of the period	$2,435,255	$5,568,276	$2,240,907	$942,319

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Federated Prime Money Subaccount		Federated High Income Bond Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$649,212	$969,749	$974,175	$880,930
Net realized capital gains (losses) on investments	—	—	(948,477)	(243,591)
Net change in unrealized appreciation/depreciation of investments	—	—	(2,942,020)	(311,904)

Increase (decrease) in net assets from operations	649,212	969,749	(2,916,322)	325,435

Contract transactions
Net contract purchase payments	16,965,048	20,990,640	587,026	1,083,252
Transfer payments from (to) other subaccounts or general account	10,941,560	(7,308,523)	(1,780,646)	(341,632)
Contract terminations, withdrawals, and other deductions	(12,198,964)	(6,013,649)	(1,095,561)	(884,045)
Contract maintenance charges	(9,391)	(5,603)	(3,249)	(2,935)

Increase (decrease) in net assets from contract transactions	15,698,253	7,662,865	(2,292,430)	(145,360)

Net increase (decrease) in net assets	16,347,465	8,632,614	(5,208,752)	180,075

Net assets:
Beginning of the period	28,556,723	19,924,109	12,873,203	12,693,128

End of the period	$44,904,188	$28,556,723	$7,664,451	$12,873,203

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Federated Fund for U.S. Government Securities II Subaccount		Wanger USA Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$367,922	$374,744	$(72,210)	$(100,527)
Net realized capital gains (losses) on investments	74,661	(87,569)	594,609	1,828,975
Net change in unrealized appreciation/depreciation of investments	(72,913)	214,195	(5,130,922)	(1,155,843)

Increase (decrease) in net assets from operations	369,670	501,370	(4,608,523)	572,605

Contract transactions
Net contract purchase payments	1,721,669	576,173	281,580	785,564
Transfer payments from (to) other subaccounts or general account	(1,118,082)	(78,799)	(1,707,415)	(1,458,889)
Contract terminations, withdrawals, and other deductions	(1,134,887)	(780,859)	(582,453)	(911,739)
Contract maintenance charges	(1,373)	(720)	(1,938)	(2,612)

Increase (decrease) in net assets from contract transactions	(532,673)	(284,205)	(2,010,226)	(1,587,676)

Net increase (decrease) in net assets	(163,003)	217,165	(6,618,749)	(1,015,071)

Net assets:
Beginning of the period	10,425,344	10,208,179	12,491,243	13,506,314

End of the period	$10,262,341	$10,425,344	$5,872,494	$12,491,243

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Wanger International Subaccount		Gartmore NVIT Developing Markets Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$5,300	$(3,461)	$(3,405)	$(39,156)
Net realized capital gains (losses) on investments	995,159	2,888,261	5,105,828	3,797,489
Net change in unrealized appreciation/depreciation of investments	(5,201,250)	(1,423,904)	(14,149,744)	977,091

Increase (decrease) in net assets from operations	(4,200,791)	1,460,896	(9,047,321)	4,735,424

Contract transactions
Net contract purchase payments	140,069	432,786	861,760	1,101,331
Transfer payments from (to) other subaccounts or general account	(1,362,508)	(1,077,993)	1,024,054	(1,623,815)
Contract terminations, withdrawals, and other deductions	(496,527)	(896,987)	(732,160)	(602,906)
Contract maintenance charges	(2,292)	(3,934)	(1,518)	(761)

Increase (decrease) in net assets from contract transactions	(1,721,258)	(1,546,128)	1,152,136	(1,126,151)

Net increase (decrease) in net assets	(5,922,049)	(85,232)	(7,895,185)	3,609,273

Net assets:
Beginning of the period	10,391,888	10,477,120	15,701,070	12,091,797

End of the period	$4,469,839	$10,391,888	$7,805,885	$15,701,070

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	WFAVT Small/MidCap Value Subaccount		Columbia Small Company Growth Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(19,279)	$(32,371)	$(30,830)	$(29,649)
Net realized capital gains (losses) on investments	(270,672)	864,291	664,404	299,153
Net change in unrealized appreciation/depreciation of investments	(629,454)	(905,402)	(2,817,321)	230,744

Increase (decrease) in net assets from operations	(919,405)	(73,482)	(2,183,747)	500,248

Contract transactions
Net contract purchase payments	58,175	90,436	660,565	999,610
Transfer payments from (to) other subaccounts or general account	(436,456)	(1,038,981)	885,330	529,233
Contract terminations, withdrawals, and other deductions	(336,005)	(460,565)	(374,451)	(293,068)
Contract maintenance charges	(772)	(553)	(1,184)	(1,254)

Increase (decrease) in net assets from contract transactions	(715,058)	(1,409,663)	1,170,260	1,234,521

Net increase (decrease) in net assets	(1,634,463)	(1,483,145)	(1,013,487)	1,734,769

Net assets:
Beginning of the period	2,748,476	4,231,621	5,222,549	3,487,780

End of the period	$1,114,013	$2,748,476	$4,209,062	$5,222,549

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Credit Suisse - International Focus Subaccount		Credit Suisse - Small Cap Core I Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$36,820	$17,634	$(34,927)	$(46,370)
Net realized capital gains (losses) on investments	423,444	614,687	(19,337)	90,452
Net change in unrealized appreciation/depreciation of investments	(2,326,092)	39,881	(1,626,551)	(138,746)

Increase (decrease) in net assets from operations	(1,865,828)	672,202	(1,680,815)	(94,664)

Contract transactions
Net contract purchase payments	224,492	438,621	144,772	255,295
Transfer payments from (to) other subaccounts or general account	(563,626)	(199,216)	(51,050)	158,540
Contract terminations, withdrawals, and other deductions	(269,874)	(323,121)	(262,007)	(207,588)
Contract maintenance charges	(582)	(525)	(489)	(760)

Increase (decrease) in net assets from contract transactions	(609,590)	(84,241)	(168,774)	205,487

Net increase (decrease) in net assets	(2,475,418)	587,961	(1,849,589)	110,823

Net assets:
Beginning of the period	4,845,155	4,257,194	4,916,355	4,805,532

End of the period	$2,369,737	$4,845,155	$3,066,766	$4,916,355

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Asset Allocation - Growth VP Subaccount		Transamerica Asset Allocation - Conservative VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$65,636	$45,311	$78,310	$79,089
Net realized capital gains (losses) on investments	25,693	195,332	(70,544)	117,081
Net change in unrealized appreciation/depreciation of investments	(1,418,384)	(54,932)	(855,292)	(40,941)

Increase (decrease) in net assets from operations	(1,327,055)	185,711	(847,526)	155,229

Contract transactions
Net contract purchase payments	283,706	208,177	296,167	1,268,487
Transfer payments from (to) other subaccounts or general account	189,362	92,062	346,622	1,032,830
Contract terminations, withdrawals, and other deductions	(284,926)	(297,065)	(1,085,686)	(992,754)
Contract maintenance charges	(498)	(576)	(408)	(633)

Increase (decrease) in net assets from contract transactions	187,644	2,598	(443,305)	1,307,930

Net increase (decrease) in net assets	(1,139,411)	188,309	(1,290,831)	1,463,159

Net assets:
Beginning of the period	2,855,658	2,667,349	4,111,067	2,647,908

End of the period	$1,716,247	$2,855,658	$2,820,236	$4,111,067

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Asset Allocation - Moderate VP Subaccount		Transamerica Asset Allocation - Moderate Growth VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$90,758	$70,810	$58,172	$65,240
Net realized capital gains (losses) on investments	(515,637)	384,957	17,894	968,205
Net change in unrealized appreciation/depreciation of investments	(693,111)	(170,006)	(1,044,025)	(683,304)

Increase (decrease) in net assets from operations	(1,117,990)	285,761	(967,959)	350,141

Contract transactions
Net contract purchase payments	839,106	736,009	495,825	518,025
Transfer payments from (to) other subaccounts or general account	(211,348)	445,885	576,088	(1,541,132)
Contract terminations, withdrawals, and other deductions	(1,029,873)	(1,786,915)	(510,747)	(1,801,715)
Contract maintenance charges	(712)	(365)	(1,185)	(5,601)

Increase (decrease) in net assets from contract transactions	(402,827)	(605,386)	559,981	(2,830,423)

Net increase (decrease) in net assets	(1,520,817)	(319,625)	(407,978)	(2,480,282)

Net assets:
Beginning of the period	4,010,728	4,330,353	2,432,689	4,912,971

End of the period	$2,489,911	$4,010,728	$2,024,711	$2,432,689

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica MFS International Equity VP Subaccount		Transamerica Capital Guardian Global VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$99,208	$5,136	$15,604	$1,927
Net realized capital gains (losses) on investments	23,647	628,597	(135,382)	36,095
Net change in unrealized appreciation/depreciation of investments	(1,028,715)	(427,096)	(488,261)	270

Increase (decrease) in net assets from operations	(905,860)	206,637	(608,039)	38,292

Contract transactions
Net contract purchase payments	75,267	277,845	260,680	128,728
Transfer payments from (to) other subaccounts or general account	(62,220)	(22,219)	123,393	281,982
Contract terminations, withdrawals, and other deductions	(135,745)	(229,218)	(19,072)	(34,834)
Contract maintenance charges	(672)	(743)	(427)	(438)

Increase (decrease) in net assets from contract transactions	(123,370)	25,665	364,574	375,438

Net increase (decrease) in net assets	(1,029,230)	232,302	(243,465)	413,730

Net assets:
Beginning of the period	2,754,017	2,521,715	1,169,736	756,006

End of the period	$1,724,787	$2,754,017	$926,271	$1,169,736

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Capital Guardian Value VP Subaccount		Transamerica Clarion Global Real Estate Securities VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$188,670	$936	$349,228	$517,326
Net realized capital gains (losses) on investments	(1,442,830)	428,324	(1,023,730)	1,449,113
Net change in unrealized appreciation/depreciation of investments	(399,425)	(770,296)	(2,414,200)	(2,699,200)

Increase (decrease) in net assets from operations	(1,653,585)	(341,036)	(3,088,702)	(732,761)

Contract transactions
Net contract purchase payments	112,778	298,435	289,524	622,262
Transfer payments from (to) other subaccounts or general account	(1,033,955)	(206,865)	(923,094)	1,598,801
Contract terminations, withdrawals, and other deductions	(143,670)	(335,157)	(871,780)	(631,840)
Contract maintenance charges	(1,723)	(1,348)	(1,433)	(931)

Increase (decrease) in net assets from contract transactions	(1,066,570)	(244,935)	(1,506,783)	1,588,292

Net increase (decrease) in net assets	(2,720,155)	(585,971)	(4,595,485)	855,531

Net assets:
Beginning of the period	3,937,017	4,522,988	7,630,790	6,775,259

End of the period	$1,216,862	$3,937,017	$3,035,305	$7,630,790

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Science and Technology Subaccount		Templeton Transamerica Global Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(36)	$(42)	$8,649	$7,218
Net realized capital gains (losses) on investments	283	5	28,437	91,557
Net change in unrealized appreciation/depreciation of investments	(3,581)	1,681	(786,396)	176,811

Increase (decrease) in net assets from operations	(3,334)	1,644	(749,310)	275,586

Contract transactions
Net contract purchase payments	—	—	2	1,121
Transfer payments from (to) other subaccounts or general account	5	(7)	(34,680)	(307,122)
Contract terminations, withdrawals, and other deductions	—	—	(117,882)	(252,182)
Contract maintenance charges	(3)	7	(119)	(243)

Increase (decrease) in net assets from contract transactions	2	—	(152,679)	(558,426)

Net increase (decrease) in net assets	(3,332)	1,644	(901,989)	(282,840)

Net assets:
Beginning of the period	6,803	5,159	1,801,496	2,392,189

End of the period	$3,471	$6,803	$899,507	$1,801,496

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica JPMorgan Enhanced Index VP Subaccount		Transamerica PIMCO Total Return VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$305,030	$38,477	$1,952,028	$551,830
Net realized capital gains (losses) on investments	990,835	1,211,676	(448,589)	113,795
Net change in unrealized appreciation/depreciation of investments	(4,068,756)	(887,206)	(3,150,067)	1,592,767

Increase (decrease) in net assets from operations	(2,772,891)	362,947	(1,646,628)	2,258,392

Contract transactions
Net contract purchase payments	88,962	544,165	3,811,540	4,458,808
Transfer payments from (to) other subaccounts or general account	(1,531,909)	(890,305)	(1,691,140)	3,925,329
Contract terminations, withdrawals, and other deductions	(400,854)	(825,677)	(2,061,848)	(1,169,935)
Contract maintenance charges	(1,027)	(1,301)	(3,336)	(649)

Increase (decrease) in net assets from contract transactions	(1,844,828)	(1,173,118)	55,216	7,213,553

Net increase (decrease) in net assets	(4,617,719)	(810,171)	(1,591,412)	9,471,945

Net assets:
Beginning of the period	8,767,679	9,577,850	31,423,809	21,951,864

End of the period	$4,149,960	$8,767,679	$29,832,397	$31,423,809

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Legg Mason Partners All Cap Subaccount		Transamerica Equity VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$2,254	$875	$(82,933)	$(147,514)
Net realized capital gains (losses) on investments	28,038	23,327	75,706	2,446,191
Net change in unrealized appreciation/depreciation of investments	(114,721)	(23,252)	(7,300,483)	46,794

Increase (decrease) in net assets from operations	(84,429)	950	(7,307,710)	2,345,471

Contract transactions
Net contract purchase payments	—	1	422,638	851,808
Transfer payments from (to) other subaccounts or general account	4	(37,737)	(13,675)	(3,617,879)
Contract terminations, withdrawals, and other deductions	(9,564)	(26,615)	(890,342)	(1,540,677)
Contract maintenance charges	(69)	(22)	(4,991)	(5,265)

Increase (decrease) in net assets from contract transactions	(9,629)	(64,373)	(486,370)	(4,312,013)

Net increase (decrease) in net assets	(94,058)	(63,423)	(7,794,080)	(1,966,542)

Net assets:
Beginning of the period	235,340	298,763	16,350,854	18,317,396

End of the period	$141,282	$235,340	$8,556,774	$16,350,854

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Growth Opportunities VP Subaccount		Transamerica Value Balanced VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$33,408	$(12,918)	$110,545	$40,732
Net realized capital gains (losses) on investments	190,729	289,812	(25,216)	136,687
Net change in unrealized appreciation/depreciation of investments	(875,075)	32,817	(934,765)	(27,616)

Increase (decrease) in net assets from operations	(650,938)	309,711	(849,436)	149,803

Contract transactions
Net contract purchase payments	22,856	57,191	161,513	52,127
Transfer payments from (to) other subaccounts or general account	(133,666)	(26,371)	93,171	343,103
Contract terminations, withdrawals, and other deductions	(145,452)	(137,453)	(391,222)	(694,664)
Contract maintenance charges	(475)	(471)	(744)	(605)

Increase (decrease) in net assets from contract transactions	(256,737)	(107,104)	(137,282)	(300,039)

Net increase (decrease) in net assets	(907,675)	202,607	(986,718)	(150,236)

Net assets:
Beginning of the period	1,727,615	1,525,008	2,665,698	2,815,934

End of the period	$819,940	$1,727,615	$1,678,980	$2,665,698

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Van Kampen Active International Allocation VP Subaccount		Transamerica Van Kampen Mid-Cap Growth VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$320,317	$182,525	$5,656	$(4,915)
Net realized capital gains (losses) on investments	1,028,395	1,235,759	(24,830)	51,933
Net change in unrealized appreciation/depreciation of investments	(5,188,437)	(237,644)	(250,246)	50,197

Increase (decrease) in net assets from operations	(3,839,725)	1,180,640	(269,420)	97,215

Contract transactions
Net contract purchase payments	204,745	569,619	32,425	63,330
Transfer payments from (to) other subaccounts or general account	(531,612)	892,909	(233,984)	329,458
Contract terminations, withdrawals, and other deductions	(543,934)	(937,380)	(105,345)	(19,748)
Contract maintenance charges	(4,495)	(3,702)	(129)	(77)

Increase (decrease) in net assets from contract transactions	(875,296)	521,446	(307,033)	372,963

Net increase (decrease) in net assets	(4,715,021)	1,702,086	(576,453)	470,178

Net assets:
Beginning of the period	9,736,855	8,034,769	805,322	335,144

End of the period	$5,021,834	$9,736,855	$228,869	$805,322

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica T.Rowe Price Small Cap VP Subaccount		Transamerica Index 50 VP Subaccount	Transamerica Index 75 VP Subaccount
	2008	2007	2008(1)	2008(1)
Operations
Net investment income (loss)	$8,746	$(2,068)	$—	$(4,017)
Net realized capital gains (losses) on investments	50,673	34,869	(5)	(6,364)
Net change in unrealized appreciation/depreciation of investments	(331,242)	(12,440)	—	(388,695)

Increase (decrease) in net assets from operations	(271,823)	20,361	(5)	(399,076)

Contract transactions
Net contract purchase payments	304,009	133,539	800	800
Transfer payments from (to) other subaccounts or general account	997,233	96,279	—	2,420,148
Contract terminations, withdrawals, and other deductions	(90,666)	(15,675)	(795)	(53,959)
Contract maintenance charges	(27)	—	—	(150)

Increase (decrease) in net assets from contract transactions	1,210,549	214,143	5	2,366,839

Net increase (decrease) in net assets	938,726	234,504	—	1,967,763

Net assets:
Beginning of the period	411,080	176,576	—	—

End of the period	$1,349,806	$411,080	$—	$1,967,763

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Small/Mid Cap Value VP Subaccount		Transamerica Efficient Markets VP Subaccount
	2008(1)	2007	2008(1)
Operations
Net investment income (loss)	$19,054	$(6,711)	$—
Net realized capital gains (losses) on investments	602,267	1,044,261	(24)
Net change in unrealized appreciation/depreciation of investments	(1,699,563)	(388,419)	—

Increase (decrease) in net assets from operations	(1,078,242)	649,131	(24)

Contract transactions
Net contract purchase payments	56,980	23,036	411
Transfer payments from (to) other subaccounts or general account	17,076	(569,816)	(18)
Contract terminations, withdrawals, and other deductions	(257,640)	(293,496)	(369)
Contract maintenance charges	(490)	(304)	—

Increase (decrease) in net assets from contract transactions	(184,074)	(840,580)	24

Net increase (decrease) in net assets	(1,262,316)	(191,449)	—

Net assets:
Beginning of the period	2,799,300	2,990,749	—

End of the period	$1,536,984	$2,799,300	$—

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	AllianceBernstein Growth Subaccount		AllianceBernstein Global Technology Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(2,850)	$(4,280)	$(726)	$(891)
Net realized capital gains (losses) on investments	6,790	47,038	697	1,110
Net change in unrealized appreciation/depreciation of investments	(179,097)	11,859	(34,019)	10,908

Increase (decrease) in net assets from operations	(175,157)	54,617	(34,048)	11,127

Contract transactions
Net contract purchase payments	2	1	—	—
Transfer payments from (to) other subaccounts or general account	(3,254)	(118,087)	13	(33)
Contract terminations, withdrawals, and other deductions	(47,717)	(79,710)	(937)	(1,360)
Contract maintenance charges	(60)	(302)	(106)	(64)

Increase (decrease) in net assets from contract transactions	(51,029)	(198,098)	(1,030)	(1,457)

Net increase (decrease) in net assets	(226,186)	(143,481)	(35,078)	9,670

Net assets:
Beginning of the period	445,540	589,021	71,425	61,755

End of the period	$219,354	$445,540	$36,347	$71,425

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	AllianceBernstein Large Cap Growth Subaccount		Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(560)	$(861)	$(697)	$(1,788)
Net realized capital gains (losses) on investments	2,182	6,176	5,786	15,720
Net change in unrealized appreciation/depreciation of investments	(38,492)	8,038	(179,166)	21,427

Increase (decrease) in net assets from operations	(36,870)	13,353	(174,077)	35,359

Contract transactions
Net contract purchase payments	—	—	—	1
Transfer payments from (to) other subaccounts or general account	(3,157)	(11,148)	(23,405)	(44,574)
Contract terminations, withdrawals, and other deductions	(19,289)	(36,557)	(13,459)	(12,907)
Contract maintenance charges	(99)	(127)	(37)	(4)

Increase (decrease) in net assets from contract transactions	(22,545)	(47,832)	(36,901)	(57,484)

Net increase (decrease) in net assets	(59,415)	(34,479)	(210,978)	(22,125)

Net assets:
Beginning of the period	110,787	145,266	524,611	546,736

End of the period	$51,372	$110,787	$313,633	$524,611

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Dreyfus VIF - Appreciation Subaccount		Seligman Global Technology Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$3,661	$3,487	$(712)	$(1,192)
Net realized capital gains (losses) on investments	10,447	62,512	5,019	16,882
Net change in unrealized appreciation/depreciation of investments	(121,328)	(40,728)	(52,374)	2,920

Increase (decrease) in net assets from operations	(107,220)	25,271	(48,067)	18,610

Contract transactions
Net contract purchase payments	—	1	—	—
Transfer payments from (to) other subaccounts or general account	(47,919)	(138,149)	(1,349)	(19,071)
Contract terminations, withdrawals, and other deductions	(45,389)	(78,489)	(14,511)	(32,344)
Contract maintenance charges	(88)	14	(52)	(89)

Increase (decrease) in net assets from contract transactions	(93,396)	(216,623)	(15,912)	(51,504)

Net increase (decrease) in net assets	(200,616)	(191,352)	(63,979)	(32,894)

Net assets:
Beginning of the period	421,327	612,679	128,716	161,610

End of the period	$220,711	$421,327	$64,737	$128,716

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Seligman Communications and Information Subaccount		Seligman Capital Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(1,245)	$(1,558)	$(1,195)	$(1,844)
Net realized capital gains (losses) on investments	(172)	24,511	8,106	10,473
Net change in unrealized appreciation/depreciation of investments	(70,439)	3,310	(94,361)	22,546

Increase (decrease) in net assets from operations	(71,856)	26,263	(87,450)	31,175

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	(4,428)	(7,332)	(200)	(14,984)
Contract terminations, withdrawals, and other deductions	(5,861)	(39,931)	(33,832)	(15,476)
Contract maintenance charges	(121)	(116)	(55)	(65)

Increase (decrease) in net assets from contract transactions	(10,410)	(47,379)	(34,087)	(30,525)

Net increase (decrease) in net assets	(82,266)	(21,116)	(121,537)	650

Net assets:
Beginning of the period	196,580	217,696	209,414	208,764

End of the period	$114,314	$196,580	$87,877	$209,414

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Vanguard Equity Index Subaccount		Vanguard Mid-Cap Index Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$772,815	$325,663	$117,127	$39,015
Net realized capital gains (losses) on investments	884,675	2,452,968	1,676,874	1,965,617
Net change in unrealized appreciation/depreciation of investments	(27,135,757)	(843,495)	(8,369,606)	(1,564,249)

Increase (decrease) in net assets from operations	(25,478,267)	1,935,136	(6,575,605)	440,383

Contract transactions
Net contract purchase payments	8,207,144	12,394,451	1,194,320	3,097,567
Transfer payments from (to) other subaccounts or general account	4,187,173	7,023,932	217,106	1,888,771
Contract terminations, withdrawals, and other deductions	(3,725,865)	(2,543,830)	(1,163,920)	(889,531)
Contract maintenance charges	(12,406)	(10,412)	(6,173)	(5,507)

Increase (decrease) in net assets from contract transactions	8,656,046	16,864,141	241,333	4,091,300

Net increase (decrease) in net assets	(16,822,221)	18,799,277	(6,334,272)	4,531,683

Net assets:
Beginning of the period	61,661,337	42,862,060	16,620,484	12,088,801

End of the period	$44,839,116	$61,661,337	$10,286,212	$16,620,484

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Vanguard REIT Index Subaccount		Vanguard Short-Term Investment Grade Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$437,974	$217,800	$1,154,479	$972,532
Net realized capital gains (losses) on investments	4,135,248	2,651,535	(231,929)	(21,400)
Net change in unrealized appreciation/depreciation of investments	(11,706,334)	(6,361,372)	(2,313,521)	528,664

Increase (decrease) in net assets from operations	(7,133,112)	(3,492,037)	(1,390,971)	1,479,796

Contract transactions
Net contract purchase payments	2,364,485	4,324,229	3,758,959	3,712,082
Transfer payments from (to) other subaccounts or general account	1,442,557	(1,658,200)	(4,791,525)	2,619,514
Contract terminations, withdrawals, and other deductions	(1,579,139)	(1,102,308)	(1,658,652)	(1,271,021)
Contract maintenance charges	(2,617)	(3,897)	(5,283)	(4,131)

Increase (decrease) in net assets from contract transactions	2,225,286	1,559,824	(2,696,501)	5,056,444

Net increase (decrease) in net assets	(4,907,826)	(1,932,213)	(4,087,472)	6,536,240

Net assets:
Beginning of the period	17,804,485	19,736,698	31,548,771	25,012,531

End of the period	$12,896,659	$17,804,485	$27,461,299	$31,548,771

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Vanguard Total Bond Market Index Subaccount		Fidelity - VIP Mid Cap Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$1,024,206	$635,485	$(6,057)	$4,125
Net realized capital gains (losses) on investments	(212)	(27,141)	45,299	556,527
Net change in unrealized appreciation/depreciation of investments	375,675	879,816	(1,165,854)	(157,784)

Increase (decrease) in net assets from operations	1,399,669	1,488,160	(1,126,612)	402,868

Contract transactions
Net contract purchase payments	4,445,944	5,314,595	211,822	400,173
Transfer payments from (to) other subaccounts or general account	1,199,508	3,648,007	(358,451)	(970,905)
Contract terminations, withdrawals, and other deductions	(2,065,784)	(1,005,007)	(140,357)	(285,671)
Contract maintenance charges	(5,634)	(4,022)	(371)	(384)

Increase (decrease) in net assets from contract transactions	3,574,034	7,953,573	(287,357)	(856,787)

Net increase (decrease) in net assets	4,973,703	9,441,733	(1,413,969)	(453,919)

Net assets:
Beginning of the period	27,554,773	18,113,040	2,902,210	3,356,129

End of the period	$32,528,476	$27,554,773	$1,488,241	$2,902,210

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Fidelity - VIP Value Strategies Subaccount		Fidelity- VIP Contrafund Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(8,798)	$(1,258)	$41,442	$47,706
Net realized capital gains (losses) on investments	(789,954)	209,088	(1,460,112)	2,244,498
Net change in unrealized appreciation/depreciation of investments	(239,347)	(197,799)	(3,113,174)	(1,592,075)

Increase (decrease) in net assets from operations	(1,038,099)	10,031	(4,531,844)	700,129

Contract transactions
Net contract purchase payments	78,296	391,136	1,083,526	1,879,844
Transfer payments from (to) other subaccounts or general account	(447,141)	452,239	1,147,099	5,782,272
Contract terminations, withdrawals, and other deductions	(150,261)	(107,376)	(464,867)	(363,474)
Contract maintenance charges	(676)	(713)	(1,946)	(1,242)

Increase (decrease) in net assets from contract transactions	(519,782)	735,286	1,763,812	7,297,400

Net increase (decrease) in net assets	(1,557,881)	745,317	(2,768,032)	7,997,529

Net assets:
Beginning of the period	2,084,287	1,338,970	9,569,221	1,571,692

End of the period	$526,406	$2,084,287	$6,801,189	$9,569,221

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Vanguard-International Portfolio Subaccount		Fidelity - VIP Money Market Subaccount
	2008	2007(1)	2008	2007
Operations
Net investment income (loss)	$16,828	$(2,341)	$92,479	$170,829
Net realized capital gains (losses) on investments	(438,669)	6,414	—	—
Net change in unrealized appreciation/depreciation of investments	(1,527,882)	10,370	—	—

Increase (decrease) in net assets from operations	(1,949,723)	14,443	92,479	170,829

Contract transactions
Net contract purchase payments	1,488,034	364,337	7,140	6,693
Transfer payments from (to) other subaccounts or general account	2,688,404	1,064,998	1,065,178	1,520,327
Contract terminations, withdrawals, and other deductions	(98,875)	(9,882)	(1,558,859)	(596,943)
Contract maintenance charges	(176)	(1)	(2,057)	(2,036)

Increase (decrease) in net assets from contract transactions	4,077,387	1,419,452	(488,598)	928,041

Net increase (decrease) in net assets	2,127,664	1,433,895	(396,119)	1,098,870

Net assets:
Beginning of the period	1,433,895	—	4,575,685	3,476,815

End of the period	$3,561,559	$1,433,895	$4,179,566	$4,575,685

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Fidelity - VIP Equity-Income Subaccount		Fidelity - VIP Growth Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$23,673	$10,566	$(15,779)	$(17,938)
Net realized capital gains (losses) on investments	(54,321)	456,039	70,241	33,741
Net change in unrealized appreciation/depreciation of investments	(1,253,837)	(438,825)	(1,584,986)	752,638

Increase (decrease) in net assets from operations	(1,284,485)	27,780	(1,530,524)	768,441

Contract transactions
Net contract purchase payments	5,686	11,628	4,745	4,719
Transfer payments from (to) other subaccounts or general account	(71,735)	86,156	(118,632)	116,380
Contract terminations, withdrawals, and other deductions	(290,277)	(841,762)	(414,339)	(632,004)
Contract maintenance charges	(1,760)	(2,232)	(2,311)	(2,620)

Increase (decrease) in net assets from contract transactions	(358,086)	(746,210)	(530,537)	(513,525)

Net increase (decrease) in net assets	(1,642,571)	(718,430)	(2,061,061)	254,916

Net assets:
Beginning of the period	3,174,605	3,893,035	3,610,398	3,355,482

End of the period	$1,532,034	$3,174,605	$1,549,337	$3,610,398

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Fidelity - VIP Asset Manager Subaccount		Dreyfus VIF - Growth and Income Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$12,683	$62,695	$(10,312)	$(12,118)
Net realized capital gains (losses) on investments	125,207	107,212	148,228	129,203
Net change in unrealized appreciation/depreciation of investments	(475,624)	13,114	(936,827)	34,620

Increase (decrease) in net assets from operations	(337,734)	183,021	(798,911)	151,705

Contract transactions
Net contract purchase payments	600	550	2,279	2,480
Transfer payments from (to) other subaccounts or general account	(17,592)	(18,418)	3,547	11,032
Contract terminations, withdrawals, and other deductions	(104,317)	(398,100)	(204,982)	(394,032)
Contract maintenance charges	(760)	(838)	(1,405)	(1,642)

Increase (decrease) in net assets from contract transactions	(122,069)	(416,806)	(200,561)	(382,162)

Net increase (decrease) in net assets	(459,803)	(233,785)	(999,472)	(230,457)

Net assets:
Beginning of the period	1,235,339	1,469,124	2,057,505	2,287,962

End of the period	$775,536	$1,235,339	$1,058,033	$2,057,505

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Dreyfus VIF - Quality Bond Subaccount		T. Rowe Price Equity Income Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$22,741	$29,528	$23,348	$10,601
Net realized capital gains (losses) on investments	(20,423)	(12,746)	87,475	562,857
Net change in unrealized appreciation/depreciation of investments	(39,807)	3,121	(1,190,161)	(470,525)

Increase (decrease) in net assets from operations	(37,489)	19,903	(1,079,338)	102,933

Contract transactions
Net contract purchase payments	5,786	765	2,374	7,895
Transfer payments from (to) other subaccounts or general account	(29,276)	(15,372)	(96,750)	(191,907)
Contract terminations, withdrawals, and other deductions	(82,345)	(393,254)	(172,341)	(872,675)
Contract maintenance charges	(436)	(480)	(1,552)	(1,828)

Increase (decrease) in net assets from contract transactions	(106,271)	(408,341)	(268,269)	(1,058,515)

Net increase (decrease) in net assets	(143,760)	(388,438)	(1,347,607)	(955,582)

Net assets:
Beginning of the period	678,903	1,067,341	3,089,079	4,044,661

End of the period	$535,143	$678,903	$1,741,472	$3,089,079

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	T. Rowe Price New America Growth Subaccount		T. Rowe Price International Stock Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(19,979)	$(25,818)	$5,946	$(626)
Net realized capital gains (losses) on investments	17,570	184,709	32,808	303,654
Net change in unrealized appreciation/depreciation of investments	(639,126)	54,267	(893,332)	(88,209)

Increase (decrease) in net assets from operations	(641,535)	213,158	(854,578)	214,819

Contract transactions
Net contract purchase payments	634	744	6,854	6,531
Transfer payments from (to) other subaccounts or general account	(50,779)	7,566	(81,807)	193,852
Contract terminations, withdrawals, and other deductions	(229,530)	(180,237)	(208,098)	(588,271)
Contract maintenance charges	(1,070)	(1,129)	(894)	(1,073)

Increase (decrease) in net assets from contract transactions	(280,745)	(173,056)	(283,945)	(388,961)

Net increase (decrease) in net assets	(922,280)	40,102	(1,138,523)	(174,142)

Net assets:
Beginning of the period	1,851,257	1,811,155	1,918,236	2,092,378

End of the period	$928,977	$1,851,257	$779,713	$1,918,236

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	OpCap Managed Subaccount		NACM Small Cap Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$23,283	$13,933	$(17,067)	$(27,915)
Net realized capital gains (losses) on investments	49,737	109,163	225,985	590,800
Net change in unrealized appreciation/depreciation of investments	(523,486)	(93,413)	(831,180)	(566,059)

Increase (decrease) in net assets from operations	(450,466)	29,683	(622,262)	(3,174)

Contract transactions
Net contract purchase payments	2,651	2,769	3,640	4,040
Transfer payments from (to) other subaccounts or general account	(40,269)	5,760	(60,809)	25,305
Contract terminations, withdrawals, and other deductions	(111,007)	(427,124)	(256,312)	(629,803)
Contract maintenance charges	(1,120)	(1,324)	(956)	(1,216)

Increase (decrease) in net assets from contract transactions	(149,745)	(419,919)	(314,437)	(601,674)

Net increase (decrease) in net assets	(600,211)	(390,236)	(936,699)	(604,848)

Net assets:
Beginning of the period	1,532,164	1,922,400	1,685,253	2,290,101

End of the period	$931,953	$1,532,164	$748,554	$1,685,253

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	WFAVT Discovery Fund Subaccount		Ameritas Money Market Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(40)	$(329)	$90,157	$169,779
Net realized capital gains (losses) on investments	12	22,639	—	—
Net change in unrealized appreciation/depreciation of investments	(1,545)	(15,677)	—	—

Increase (decrease) in net assets from operations	(1,573)	6,633	90,157	169,779

Contract transactions
Net contract purchase payments	—	—	130,702	26,468
Transfer payments from (to) other subaccounts or general account	2	(1,356)	1,354,987	438,675
Contract terminations, withdrawals, and other deductions	1	(44,428)	(1,351,914)	(822,110)
Contract maintenance charges	(19)	(21)	(3,219)	(3,523)

Increase (decrease) in net assets from contract transactions	(16)	(45,805)	130,556	(360,490)

Net increase (decrease) in net assets	(1,589)	(39,172)	220,713	(190,711)

Net assets:
Beginning of the period	3,489	42,661	4,180,639	4,371,350

End of the period	$1,900	$3,489	$4,401,352	$4,180,639

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Calvert Social Balanced Subaccount		Calvert Social Mid-Cap Growth Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$54,222	$74,083	$(69,185)	$(73,126)
Net realized capital gains (losses) on investments	(257,727)	315,557	(121,500)	78,096
Net change in unrealized appreciation/depreciation of investments	(1,578,210)	(293,592)	(2,303,949)	472,185

Increase (decrease) in net assets from operations	(1,781,715)	96,048	(2,494,634)	477,155

Contract transactions
Net contract purchase payments	31,121	64,906	133,341	47,051
Transfer payments from (to) other subaccounts or general account	(378,001)	192,328	113,776	1,245,481
Contract terminations, withdrawals, and other deductions	(623,037)	(652,692)	(668,258)	(558,468)
Contract maintenance charges	(4,328)	(4,634)	(4,925)	(4,266)

Increase (decrease) in net assets from contract transactions	(974,245)	(400,092)	(426,066)	729,798

Net increase (decrease) in net assets	(2,755,960)	(304,044)	(2,920,700)	1,206,953

Net assets:
Beginning of the period	6,219,046	6,523,090	6,862,138	5,655,185

End of the period	$3,463,086	$6,219,046	$3,941,438	$6,862,138

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Calvert Social International Equity Subaccount		Dreyfus Socially Responsible Growth Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$41,403	$(6,954)	$(7,624)	$(14,479)
Net realized capital gains (losses) on investments	(51,855)	908,467	(180,342)	(75,101)
Net change in unrealized appreciation/depreciation of investments	(2,741,971)	(805,125)	(586,566)	237,448

Increase (decrease) in net assets from operations	(2,752,423)	96,388	(774,532)	147,868

Contract transactions
Net contract purchase payments	69,931	25,972	17,322	16,222
Transfer payments from (to) other subaccounts or general account	8,166	(21,544)	72,600	17,438
Contract terminations, withdrawals, and other deductions	(538,816)	(379,925)	(265,773)	(171,618)
Contract maintenance charges	(3,978)	(4,231)	(1,729)	(1,840)

Increase (decrease) in net assets from contract transactions	(464,697)	(379,728)	(177,580)	(139,798)

Net increase (decrease) in net assets	(3,217,120)	(283,340)	(952,112)	8,070

Net assets:
Beginning of the period	6,087,733	6,371,073	2,302,103	2,294,033

End of the period	$2,870,613	$6,087,733	$1,349,991	$2,302,103

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

1. Organization and Summary of Significant Accounting Policies

Organization

Monumental Life Insurance Company Separate Account VACC (the Mutual Fund Account) is a segregated investment account of Monumental Life Insurance Company, an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Prior to October 1, 2007, the Mutual Fund Account was a segregated investment account of People’s Benefit Life Insurance Company (PBL), also an indirect wholly owned subsidiary of Aegon N.V.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Each Series Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Subaccount Investment by Fund:

DFA Investment Dimensions Group, Inc.:

VA U.S. Targeted Value Portfolio

VA U.S. Large Value Portfolio

VA International Value Portfolio

VA International Small Portfolio

VA Short-Term Fixed Portfolio

VA Global Bond Portfolio

Federated Insurance Series:

Federated American Leaders Fund II

Federated Capital Income Fund II

Federated Prime Money Fund II

Federated High Income Bond Fund II

Federated Fund for U.S. Government Securities II

Wanger Advisors Trust:

Wanger USA

Wanger International

Gartmore Variable Insurance Trust:

Gartmore NVIT Developing Markets Fund

Wells Fargo Advantage Variable Trust Funds

WFAVT Small/MidCap Value Fund

WFAVT Discovery Fund

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

Columbia Funds Variable Insurance Trust

Columbia Small Company Growth Fund-Variable Series

Credit Suisse Trust:

Credit Suisse - International Focus Portfolio

Credit Suisse-Small Cap Core I Portfolio

Transamerica Series Trust - Initial Class

Transamerica Asset Allocation - Growth VP Portfolio-Initial Class

Transamerica Asset Allocation - Conservative VP Portfolio-Initial Class

Transamerica Asset Allocation - Moderate VP Portfolio-Initial Class

Transamerica Asset Allocation-Moderate Growth VP Portfolio-Initial Class

Transamerica MFS International Equity VP

Transamerica Capital Guardian Global VP-Initial Class

Transamerica Capital Guardian Value VP-Initial Class

Transamerica Clarion Global Real Estate Securities VP-Initial Class

Templeton Transamerica Global-Initial Class

Transamerica Science and Technology-Initial Class

Transamerica JPMorgan Enhanced Index VP-Initial Class

Transamerica PIMCO Total Return VP-Initial Class

Legg Mason Partners All Cap-Initial Class

Transamerica Equity VP-Initial Class

Transamerica Growth Opportunities VP-Initial Class

Transamerica Value Balanced VP-Initial Class

Transamerica Van Kampen Active International Allocation VP-Initial Class

Transamerica Van Kampen Mid-Cap Growth VP-Initial Class

Transamerica T.Rowe Price Small Cap VP-Initial Class

Transamerica Index 50 VP (I/C) Fund

Transamerica Index 75 VP (I/C) Fund

Transamerica Small/Mid Cap Value VP (A/T SC)

Transamerica Efficient Markets VP IC

AllianceBernstein Variable Products Series Fund, Inc. - Class B:

AllianceBernstein Growth Portfolio-Class B

AllianceBernstein Global Technology Portfolio - Class B

AllianceBernstein Large Cap Growth Portfolio - Class B

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

Dreyfus Investment Portfolios - Service Class:

Dreyfus Socially Responsible Growth Fund, Inc. - Service Class

Dreyfus VIF - Appreciation Portfolio-Service Class

Dreyfus VIF - Growth and Income Portfolio

Dreyfus VIF - Quality Bond Portfolio

Dreyfus Socially Responsible Growth Fund, Inc.:

Dreyfus Socially Responsible Growth Portfolio

Seligman Portfolios, Inc. - Class 2 Shares:

Seligman Global Technology Portfolio-Class 2 Shares

Seligman Communications and Information Portfolio-Class 2 Shares

Seligman Capital Portfolio-Class 2 Shares

Vanguard Variable Insurance Fund:

Vanguard Equity Index Portfolio

Vanguard Mid-Cap Index Portfolio

Vanguard REIT Index Portfolio

Vanguard Short-Term Investment Grade Portfolio

Vanguard Total Bond Market Index Portfolio

Vanguard-International Portfolio

Variable Insurance Products Fund-Initial Class

Fidelity - VIP Mid Cap Portfolio-Initial Class

Fidelity - VIP Value Strategies Portfolio-Initial Class

Fidelity - VIP Contrafund Portfolio-Initial Class

Fidelity - VIP Money Market Portfolio

Fidelity - VIP Equity-Income Portfolio

Fidelity - VIP Growth Portfolio

Fidelity - VIP Asset Manager Portfolio

Op Cap Advisors:

OpCap Managed Portfolio

NACM Small Cap Portfolio

T. Rowe Price Equity Series, Inc.:

T. Rowe Price Equity Income Portfolio

T. Rowe Price New America Growth Portfolio

T. Rowe Price International Series, Inc.:

T. Rowe Price International Stock Portfolio

Calvert Variable Series, Inc.:

Ameritas Money Market

Calvert Social Balanced Portfolio

Calvert Social Mid-Cap Growth Portfolio

Calvert Social International Equity Portfolio

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Transamerica Capital Guardian Global VP	May 1, 2004
Transamerica Capital Guardian Value VP	May 1, 2004
Fidelity - VIP Mid Cap	May 1, 2004
Fidelity - VIP Value Strategies	May 1, 2004
Ameritas Money Market	July 31, 2005
Fidelity - VIP Contrafund Portfolio	May 1, 2006
Transamerica T. Rowe Price Small Cap VP	May 1, 2006
Vanguard-International Portfolio	May 1, 2007
Transamerica Index 50 VP	May 1, 2008
Transamerica Index 75 VP	May 1, 2008
Transamerica Small/Mid Cap Value VP	May 1, 2008
Transamerica Efficient Markets VP	November 11, 2008

The following Portfolio name changes occurred effective May 1, 2008:

Portfolio	Formerly
VA U.S. Targeted Value Portfolio	VA Small Value Portfolio
VA U.S. Large Value Portfolio	VA Large Value Portfolio
Wanger USA	Wanger U.S. Smaller Companies
Wanger International	Wanger International Small Cap
Transamerica Asset Allocation - Growth VP Portfolio-Initial Class	Asset Allocation-Growth Portfolio-Initial Class
Transamerica Asset Allocation - Conservative VP Portfolio-Initial Class	Asset Allocation-Conservative Portfolio-Initial Class
Transamerica Asset Allocation - Moderate VP Portfolio-Initial Class	Asset Allocation-Moderate Portfolio-Initial Class
Transamerica Asset Allocation - Moderate Growth VP Portfolio-Initial Class	Asset Allocation-Moderate Growth Portfolio-Initial Class
Transamerica MFS International Equity VP	MFS International Equity
Transamerica Capital Guardian Global VP-Initial Class	Capital Guardian Global-Initial Class
Transamerica Capital Guardian Value VP-Initial Class	Capital Guardian Value-Initial Class
Transamerica Clarion Global Real Estate Securities VP-Initial Class	Clarion Global Real Estate Securities-Initial Class
Transamerica JPMorgan Enhanced Index VP-Initial Class	JPMorgan Enhanced Index-Initial Class
Transamerica PIMCO Total Return VP-Initial Class	PIMCO Total Return-Initial Class
Transamerica Equity VP-Initial Class	Transamerica Equity-Initial Class
Transamerica Growth Opportunities VP-Initial Class	Transamerica Growth Opportunities-Initial Class
Transamerica Value Balanced VP-Initial Class	Transamerica Value Balanced-Initial Class
Transamerica Van Kampen Active International Allocation VP-Initial Class	Van Kampen Active International Allocation-Initial Class
Transamerica Van Kampen Mid-Cap Growth VP-Initial Class	Van Kampen Mid-Cap Growth-Initial Class
Transamerica T.Rowe Price Small Cap VP-Initial Class	T.Rowe Price Small Cap-Initial Class

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

1. Organization and Summary of Significant Accounting Policies (continued)

Transamerica Small/Mid Cap Value is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

Investments

Net purchase payments received by the Mutual Fund Account are invested in the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2008.

Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

Effective January 1, 2008 the Company adopted Statement of Financial Accounting Standard (SFAS) No. 157, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. The adoption did not have a material impact on the Company’s Financial Statements. See Note 8 to the Financial Statements for additional disclosure.

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2008 were as follows:

	Purchases	Sales
DFA Investment Dimensions Group, Inc.:
VA U.S. Targeted Value Portfolio	$12,802,403	$7,401,742
VA U.S. Large Value Portfolio	16,886,544	10,303,457
VA International Value Portfolio	21,173,070	8,344,390
VA International Small Portfolio	14,785,286	6,728,088
VA Short-Term Fixed Portfolio	15,773,657	18,190,882
VA Global Bond Portfolio	10,863,140	21,537,712
Federated Insurance Series:
Federated American Leaders Fund II	1,876,520	2,110,525
Federated Capital Income Fund II	1,913,124	471,883
Federated Prime Money Fund II	45,755,045	29,404,330
Federated High Income Bond Fund II	4,034,111	5,352,374
Federated Fund for U.S. Government Securities II	5,922,789	6,087,539
Wanger Advisors Trust:
Wanger USA	2,716,262	3,633,519
Wanger International	2,640,246	3,271,726
Gartmore Variable Insurance Trust:
Gartmore NVIT Developing Markets Fund	9,456,063	2,973,135
Wells Fargo Advantage Variable Trust Funds
WFAVT Small/MidCap Value Fund	1,029,945	1,355,781
WFAVT Discovery Fund	1	59
Columbia Funds Variable Insurance Trust
Columbia Small Company Growth Fund-Variable Series	2,774,141	1,050,479
Credit Suisse Trust:
Credit Suisse - International Focus Portfolio	1,046,110	1,618,897
Credit Suisse-Small Cap Core I Portfolio	1,007,003	1,210,692
Transamerica Series Trust - Initial Class
Transamerica Asset Allocation - Growth VP Portfolio-Initial Class	2,045,400	1,291,403
Transamerica Asset Allocation - Conservative VP Portfolio-Initial Class	2,659,567	2,827,732
Transamerica Asset Allocation - Moderate VP Portfolio-Initial Class	2,435,904	2,417,691
Transamerica Asset Allocation - Moderate Growth VP Portfolio-Initial Class	1,737,532	839,322
Transamerica MFS International Equity VP	880,345	727,302
Transamerica Capital Guardian Global VP-Initial Class	988,044	394,860
Transamerica Capital Guardian Value VP-Initial Class	1,250,047	1,891,292

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

2. Investments (continued)

	Purchases	Sales
Transamerica Clarion Global Real Estate Securities VP-Initial Class	$3,365,393	$3,099,417
Templeton Transamerica Global-Initial Class	27,063	171,305
Transamerica Science and Technology-Initial Class	286	39
Transamerica JPMorgan Enhanced Index VP-Initial Class	1,698,932	2,292,327
Transamerica PIMCO Total Return VP-Initial Class	13,584,805	11,561,018
Legg Mason Partners All Cap-Initial Class	31,916	11,512
Transamerica Equity VP-Initial Class	3,174,741	3,240,369
Transamerica Growth Opportunities VP-Initial Class	590,683	502,393
Transamerica Value Balanced VP-Initial Class	1,390,378	1,190,722
Transamerica Van Kampen Active International Allocation VP-Initial Class	2,905,467	2,567,703
Transamerica Van Kampen Mid-Cap Growth VP-Initial Class	119,167	420,547
Transamerica T.Rowe Price Small Cap VP-Initial Class	1,616,150	233,706
Transamerica Index 50 VP (I/C) Fund	800	795
Transamerica Index 75 VP (I/C) Fund	2,420,910	58,088
Transamerica Small/Mid Cap Value VP (A/T SC)	943,365	873,589
Transamerica Efficient Markets VP IC	762	738
AllianceBernstein Variable Products Series Fund, Inc. - Class B:
AllianceBernstein Growth Portfolio-Class B	1	53,895
AllianceBernstein Global Technology Portfolio-Class B	30	1,797
AllianceBernstein Large Cap Growth Portfolio-Class B	—	23,102
Dreyfus Investment Portfolios - Service Class:
Dreyfus Socially Responsible Growth Fund, Inc. - Service Class	1,863	39,458
Dreyfus VIF - Appreciation Portfolio-Service Class	62,881	125,707
Dreyfus VIF - Growth and Income Portfolio	232,329	240,828
Dreyfus VIF - Quality Bond Portfolio	57,251	140,782
Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Portfolio	324,546	509,702
Seligman Portfolios, Inc. - Class 2 Shares:
Seligman Global Technology Portfolio-Class 2 Shares	—	16,628
Seligman Communications and Information Portfolio-Class 2 Shares	37	11,697
Seligman Capital Portfolio-Class 2 Shares	—	35,287

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

2. Investments (continued)

	Purchases	Sales
Vanguard Variable Insurance Fund:
Vanguard Equity Index Portfolio	$17,438,375	$6,007,545
Vanguard Mid-Cap Index Portfolio	5,691,555	3,351,415
Vanguard REIT Index Portfolio	11,478,168	3,054,624
Vanguard Short-Term Investment Grade Portfolio	8,778,734	10,320,776
Vanguard Total Bond Market Index Portfolio	11,396,579	6,798,338
Vanguard-International Portfolio	5,007,114	790,661
Variable Insurance Products Fund-Initial Class
Fidelity - VIP Mid Cap Portfolio-Initial Class	1,075,514	1,002,925
Fidelity - VIP Value Strategies Portfolio-Initial Class	832,990	1,084,459
Fidelity - VIP Contrafund Portfolio-Initial Class	5,011,199	2,978,151
Fidelity - VIP Money Market Portfolio	1,658,114	2,055,525
Fidelity - VIP Equity-Income Portfolio	62,812	394,610
Fidelity - VIP Growth Portfolio	282,136	828,488
Fidelity - VIP Asset Manager Portfolio	139,454	136,606
Op Cap Advisors:
OpCap Managed Portfolio	152,473	167,935
NACM Small Cap Portfolio	296,999	339,314
T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	152,613	319,462
T. Rowe Price New America Growth Portfolio	61,065	302,465
T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	79,960	309,884
Calvert Variable Series, Inc.:
Ameritas Money Market	1,911,181	1,688,901
Calvert Social Balanced Portfolio	283,108	1,138,537
Calvert Social Mid-Cap Growth Portfolio	510,573	967,080
Calvert Social International Equity Portfolio	470,440	736,118

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	VA U.S. Targeted Value Subaccount	VA U.S. Large Value Subaccount	VA International Value Subaccount	VA International Small Subaccount
Units outstanding at January 1, 2007	32,603,211	55,862,747	29,224,319	19,710,586
Units purchased	917,148	1,064,278	812,769	431,781
Units redeemed and transferred	7,343,697	9,070,337	3,597,404	2,789,607

Units outstanding at December 31, 2007	40,864,056	65,997,362	33,634,492	22,931,974
Units purchased	5,864,808	8,875,096	4,334,103	3,531,545
Units redeemed and transferred	(397,870)	(2,877,900)	(593,868)	(144,019)

Units outstanding at December 31, 2008	46,330,994	71,994,558	37,374,727	26,319,500

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	VA Short-Term Fixed Subaccount	VA Global Bond Subaccount	Federated American Leaders Subaccount	Federated Capital Income Subaccount
Units outstanding at January 1, 2007	39,329,841	47,582,136	4,117,362	917,467
Units purchased	1,454,368	1,567,593	286,737	22,246
Units redeemed and transferred	13,129,636	12,999,304	(1,092,367)	(344,190)

Units outstanding at December 31, 2007	53,913,845	62,149,033	3,311,732	595,523
Units purchased	9,073,953	8,727,634	298,513	33,662
Units redeemed and transferred	(8,169,075)	(15,450,815)	(1,293,482)	1,803,821

Units outstanding at December 31, 2008	54,818,723	55,425,852	2,316,763	2,433,006

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Federated Prime Money Subaccount	Federated High Income Bond Subaccount	Federated Fund for U.S. Government Securities II Subaccount	Wanger USA Subaccount
Units outstanding at January 1, 2007	15,854,542	6,334,257	5,656,882	6,592,780
Units purchased	2,523,975	386,300	249,472	58,185
Units redeemed and transferred	4,575,150	363,464	(332,900)	(742,813)

Units outstanding at December 31, 2007	22,953,667	7,084,021	5,573,454	5,908,152
Units purchased	16,841,772	1,009,419	1,802,585	502,370
Units redeemed and transferred	(3,569,778)	(2,231,053)	(1,409,826)	(1,703,326)

Units outstanding at December 31, 2008	36,225,661	5,862,387	5,966,213	4,707,196

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Wanger International Subaccount	Gartmore NVIT Developing Markets Subaccount	WFAVT Small/MidCap Value Subaccount	Columbia Small Company Growth Subaccount
Units outstanding at January 1, 2007	3,284,496	3,900,278	2,008,819	2,085,905
Units purchased	40,365	48,660	67,050	108,041
Units redeemed and transferred	(468,833)	(212,215)	(928,944)	691,476

Units outstanding at December 31, 2007	2,856,028	3,736,723	1,146,925	2,885,422
Units purchased	82,802	541,291	124,518	578,860
Units redeemed and transferred	(684,498)	513,616	(385,090)	727,112

Units outstanding at December 31, 2008	2,254,332	4,791,630	886,353	4,191,394

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Credit Suisse - International Focus	Credit Suisse-Small Cap Core I	Transamerica Asset Allocation - Growth VP	Transamerica Asset Allocation - Conservative VP
	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2007	1,807,056	3,157,501	1,789,487	1,994,307
Units purchased	293,749	185,258	1,511	9,987
Units redeemed and transferred	(19,576)	219,887	(957)	938,647

Units outstanding at December 31, 2007	2,081,229	3,562,646	1,790,041	2,942,941
Units purchased	210,314	225,685	202,503	234,488
Units redeemed and transferred	(435,010)	(81,284)	(174,879)	(570,339)

Units outstanding at December 31, 2008	1,856,533	3,707,047	1,817,665	2,607,090

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Asset Allocation - Moderate VP	Transamerica Asset Allocation - Moderate Growth VP	Transamerica MFS International Equity VP	Transamerica Capital Guardian Global VP
	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2007	3,128,231	3,403,282	1,648,505	557,039
Units purchased	1,343	12,510	8,071	39,607
Units redeemed and transferred	(430,703)	(1,826,703)	2,282	219,467

Units outstanding at December 31, 2007	2,698,871	1,589,089	1,658,858	816,113
Units purchased	738,768	423,213	88,178	270,138
Units redeemed and transferred	(1,150,823)	(9,881)	(134,634)	15,525

Units outstanding at December 31, 2008	2,286,816	2,002,421	1,612,402	1,101,776

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Capital Guardian Value VP	Transamerica Clarion Global Real Estate Securities VP	Transamerica Science and Technology	Templeton Transamerica Global
	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2007	3,238,267	1,492,128	3,421	1,230,067
Units purchased	4,155	56,666	—	—
Units redeemed and transferred	(202,105)	742,204	2	(217,636)

Units outstanding at December 31, 2007	3,040,317	2,290,998	3,423	1,012,431
Units purchased	247,518	268,179	—	684
Units redeemed and transferred	(1,730,486)	(813,811)	(2)	(100,704)

Units outstanding at December 31, 2008	1,557,349	1,745,366	3,421	912,411

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica JPMorgan Enhanced Index VP	Transamerica PIMCO Total Return VP	Legg Mason Partners All Cap	Transamerica Equity VP
	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2007	4,074,240	18,563,857	234,618	13,368,817
Units purchased	42,229	322,556	—	288,587
Units redeemed and transferred	(407,360)	5,765,372	(49,371)	(3,312,306)

Units outstanding at December 31, 2007	3,709,109	24,651,785	185,247	10,345,098
Units purchased	154,173	3,955,730	—	702,486
Units redeemed and transferred	(1,205,315)	(4,377,580)	(8,841)	(897,116)

Units outstanding at December 31, 2008	2,657,967	24,229,935	176,406	10,150,468

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Growth Opportunities VP	Transamerica Value Balanced VP	Transamerica Van Kampen Active International Allocation VP	Transamerica Van Kampen Mid-Cap Growth VP
	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2007	881,148	2,026,619	4,060,053	364,109
Units purchased	5,207	19	51,137	971
Units redeemed and transferred	(60,776)	(218,232)	513,048	306,590

Units outstanding at December 31, 2007	825,579	1,808,406	4,624,238	671,670
Units purchased	15,061	415,580	549,720	35,213
Units redeemed and transferred	(161,417)	(568,812)	(1,186,671)	(350,521)

Units outstanding at December 31, 2008	679,223	1,655,174	3,987,287	356,362

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica T.Rowe Price Small Cap VP Subaccount	Transamerica Index 50 VP Subaccount (1)	Transamerica Index 75 VP Subaccount (1)	Transamerica Small/Mid Cap Value VP Subaccount (1)
Units outstanding at January 1, 2007	185,537	—	—	741,686
Units purchased	67,531	—	—	5,037
Units redeemed and transferred	142,789	—	—	(231,301)

Units outstanding at December 31, 2007	395,857	—	—	515,422
Units purchased	438,906	808	808	105,283
Units redeemed and transferred	1,237,095	(808)	2,703,931	106,263

Units outstanding at December 31, 2008	2,071,858	—	2,704,739	726,968

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Efficient Markets VP Subaccount (1)	AllianceBernstein Growth Subaccount	AllianceBernstein Global Technology Subaccount	AllianceBernstein Large Cap Growth Subaccount
Units outstanding at January 1, 2007	—	550,918	73,067	153,374
Units purchased	—	—	—	—
Units redeemed and transferred	—	(178,437)	(1,645)	(50,267)

Units outstanding at December 31, 2007	—	372,481	71,422	103,107
Units purchased	808	—	—	—
Units redeemed and transferred	(808)	(49,504)	(1,316)	(22,878)

Units outstanding at December 31, 2008	—	322,977	70,106	80,229

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Dreyfus Socially Responsible Growth Fund, Inc. - Service Class	Dreyfus VIF - Appreciation	Seligman Global Technology	Seligman Communications and Information
	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2007	549,601	521,947	146,168	169,240
Units purchased	—	—	—	—
Units redeemed and transferred	(59,886)	(184,259)	(45,884)	(36,774)

Units outstanding at December 31, 2007	489,715	337,688	100,284	132,466
Units purchased	—	—	—	—
Units redeemed and transferred	(42,640)	(84,401)	(15,691)	(10,574)

Units outstanding at December 31, 2008	447,075	253,287	84,593	121,892

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Seligman Capital	Vanguard Equity Index	Vanguard Mid-Cap Index	Vanguard REIT Index
	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2007	192,255	31,725,899	7,596,224	8,397,381
Units purchased	—	794,858	91,011	211,246
Units redeemed and transferred	(24,910)	11,288,266	2,301,772	773,708

Units outstanding at December 31, 2007	167,345	43,809,023	9,989,007	9,382,335
Units purchased	—	7,831,449	1,132,282	1,725,596
Units redeemed and transferred	(29,739)	(688,928)	(377,610)	(71,255)

Units outstanding at December 31, 2008	137,606	50,951,544	10,743,679	11,036,676

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Vanguard Short - Term Investment Grade	Vanguard Total Bond Market Index	Fidelity - VIP Mid Cap	Fidelity - VIP Value Strategies
	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2007	22,243,547	15,631,626	2,098,855	1,024,469
Units purchased	160,699	216,186	13,971	677
Units redeemed and transferred	4,353,055	6,749,625	(538,963)	491,822

Units outstanding at December 31, 2007	26,757,301	22,597,437	1,573,863	1,516,968
Units purchased	4,083,167	3,873,230	131,450	167,687
Units redeemed and transferred	(6,578,358)	(914,221)	(367,139)	(897,700)

Units outstanding at December 31, 2008	24,262,110	25,556,446	1,338,174	786,955

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity - VIP Contrafund Subaccount	Vanguard - International Portfolio Subaccount (1)	Fidelity - VIP Money Market Subaccount	Fidelity - VIP Equity- Income Subaccount
Units outstanding at January 1, 2007	1,518,377	—	239,897	127,430
Units purchased	113,759	77,291	459	351
Units redeemed and transferred	6,274,746	1,248,785	57,654	(23,639)

Units outstanding at December 31, 2007	7,906,882	1,326,076	298,010	104,142
Units purchased	1,102,169	1,898,011	477	240
Units redeemed and transferred	831,181	2,797,439	(31,078)	(15,511)

Units outstanding at December 31, 2008	9,840,232	6,021,526	267,409	88,871

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity - VIP Growth	Fidelity - VIP Asset Manager	Dreyfus VIF - Growth and Income	Dreyfus VIF - Quality Bond
	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2007	132,789	73,773	88,059	59,604
Units purchased	180	26	92	42
Units redeemed and transferred	(18,738)	(19,044)	(14,312)	(22,595)

Units outstanding at December 31, 2007	114,231	54,755	73,839	37,051
Units purchased	207	31	105	344
Units redeemed and transferred	(20,440)	(5,950)	(9,536)	(6,440)

Units outstanding at December 31, 2008	93,998	48,836	64,408	30,955

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	T. Rowe Price Equity Income	T. Rowe Price New America Growth	T. Rowe Price International Stock	OpCap Managed
	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2007	116,224	76,761	118,454	70,005
Units purchased	251	96	353	99
Units redeemed and transferred	(28,921)	(6,949)	(20,885)	(15,314)

Units outstanding at December 31, 2007	87,554	69,908	97,922	54,790
Units purchased	141	112	569	114
Units redeemed and transferred	(9,276)	(12,450)	(19,785)	(6,954)

Units outstanding at December 31, 2008	78,419	57,570	78,706	47,950

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	NACM Small Cap	WFAVT Discovery Fund	Ameritas Money Market	Calvert Social Balanced
	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2007	69,228	1,522	4,159,655	265,441
Units purchased	109	—	26,829	2,411
Units redeemed and transferred	(17,709)	(1,419)	(364,607)	(18,439)

Units outstanding at December 31, 2007	51,628	103	3,821,877	249,413
Units purchased	206	—	119,024	1,740
Units redeemed and transferred	(12,035)	(1)	3,134	(46,332)

Units outstanding at December 31, 2008	39,799	102	3,944,035	204,821

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Calvert Social Mid- Cap Growth	Calvert Social International Equity	Dreyfus Socially Responsible Growth
	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2007	223,036	232,930	108,335
Units purchased	1,562	1,452	678
Units redeemed and transferred	24,349	(14,851)	(7,053)

Units outstanding at December 31, 2007	248,947	219,531	101,960
Units purchased	7,939	4,321	1,051
Units redeemed and transferred	(26,779)	(26,072)	(11,146)

Units outstanding at December 31, 2008	230,107	197,780	91,865

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
VA U.S. Targeted Value
	12/31/2008	46,330,994	$0.80	to	$0.72	$55,046,553	1.37%	0.55%	to	1.45%	(37.29)%	to	(37.84)%
	12/31/2007	40,864,056	1.28	to	1.16	82,159,357	0.98	0.55	to	1.45	(14.43)	to	(15.20)
	12/31/2006	32,603,211	1.50	to	1.37	85,640,944	0.90	0.55	to	1.45	20.30	to	19.24
	12/31/2005	25,448,955	1.24	to	1.15	66,058,870	0.35	0.55	to	1.45	5.38	to	14.87
	12/31/2004	16,267,814	1.18	to	1.87	58,228,303	0.40	0.55	to	0.75	18.13	to	22.22

VA U.S. Large Value
	12/31/2008	71,994,558	0.86	to	0.74	73,726,546	2.18	0.55	to	1.45	(40.23)	to	(40.76)
	12/31/2007	65,997,361	1.43	to	1.24	116,421,475	1.25	0.55	to	1.45	(3.48)	to	(4.34)
	12/31/2006	55,862,747	1.48	to	1.30	109,449,735	1.34	0.55	to	1.45	19.16	to	18.10
	12/31/2005	41,433,101	1.25	to	1.10	77,946,926	1.29	0.55	to	1.45	9.08	to	10.01
	12/31/2004	29,191,568	1.14	to	1.16	65,739,541	1.13	0.55	to	0.75	14.22	to	16.51

VA International Value
	12/31/2008	37,374,727	1.11	to	0.90	54,905,386	3.70	0.55	to	1.45	(46.10)	to	(46.59)
	12/31/2007	33,634,492	2.05	to	1.69	95,211,019	3.17	0.55	to	1.45	10.14	to	9.16
	12/31/2006	29,224,320	1.87	to	1.54	82,092,311	3.13	0.55	to	1.45	33.74	to	32.56
	12/31/2005	22,756,737	1.39	to	1.16	56,809,105	2.59	0.55	to	1.45	15.80	to	16.47
	12/31/2004	16,607,715	1.20	to	1.54	45,617,994	2.21	0.55	to	0.75	20.46	to	25.78

VA International Small
	12/31/2008	26,319,500	1.07	to	0.86	40,347,863	2.67	0.55	to	1.45	(43.19)	to	(43.70)
	12/31/2007	22,931,974	1.89	to	1.53	65,012,175	1.81	0.55	to	1.45	6.01	to	5.07
	12/31/2006	19,710,586	1.78	to	1.45	58,133,879	2.10	0.55	to	1.45	24.14	to	23.04
	12/31/2005	15,335,690	1.44	to	1.18	43,908,068	1.88	0.55	to	1.45	21.13	to	18.15
	12/31/2004	11,049,793	1.18	to	1.80	33,614,693	2.23	0.55	to	0.75	18.47	to	27.98

VA Short-Term Fixed
	12/31/2008	54,818,723	1.14	to	1.10	74,555,366	2.83	0.55	to	1.45	3.38	to	2.46
	12/31/2007	53,913,845	1.11	to	1.07	76,178,989	5.06	0.55	to	1.45	4.40	to	3.47
	12/31/2006	39,329,840	1.06	to	1.04	57,289,883	4.12	0.55	to	1.45	4.06	to	3.14
	12/31/2005	28,626,013	1.02	to	1.01	45,643,273	2.92	0.55	to	1.45	1.62	to	0.62
	12/31/2004	20,273,052	1.00	to	1.06	37,825,746	1.43	0.55	to	0.75	0.22	to	0.02

VA Global Bond
	12/31/2008	55,425,852	1.17	to	1.09	78,287,925	3.10	0.55	to	1.45	3.88	to	2.96
	12/31/2007	62,149,033	1.12	to	1.06	87,996,063	2.20	0.55	to	1.45	4.84	to	3.90
	12/31/2006	47,582,137	1.07	to	1.02	68,973,598	0.39	0.55	to	1.45	3.17	to	2.26
	12/31/2005	35,247,775	1.04	to	1.00	55,829,058	5.35	0.55	to	1.45	1.12	to	0.05
	12/31/2004	19,505,105	1.03	to	1.17	39,151,877	2.16	0.55	to	0.75	2.70	to	2.01

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Federated American Leaders
	12/31/2008	2,316,763	$0.78	to	$0.70	$2,435,255	2.09%	0.55%	to	1.60%	(34.16)%	to	(34.84)%
	12/31/2007	3,311,732	1.19	to	1.07	5,568,276	1.54	0.55	to	1.60	(10.16)	to	(11.10)
	12/31/2006	4,117,362	1.33	to	1.20	8,005,900	1.52	0.55	to	1.60	16.17	to	14.97
	12/31/2005	4,565,982	1.14	to	1.05	7,791,029	1.62	0.55	to	1.60	4.45	to	3.37
	12/31/2004	5,411,073	1.09	to	1.01	8,992,997	1.41	0.55	to	1.60	9.32	to	8.05

Federated Capital Income
	12/31/2008	2,433,006	1.09	to	0.83	2,240,907	4.99	0.55	to	1.60	(20.82)	to	(21.64)
	12/31/2007	595,523	1.38	to	1.06	942,319	5.45	0.55	to	1.60	3.47	to	2.39
	12/31/2006	917,467	1.34	to	1.04	1,348,508	6.32	0.55	to	1.60	15.01	to	13.83
	12/31/2005	537,794	1.16	to	0.91	1,014,912	4.56	0.55	to	1.60	5.70	to	4.61
	12/31/2004	342,676	1.10	to	0.87	855,190	4.49	0.55	to	1.60	9.92	to	8.19

Federated Prime Money
	12/31/2008	36,225,661	1.13	to	1.07	44,904,188	2.45	0.55	to	1.60	1.98	to	0.92
	12/31/2007	22,953,668	1.11	to	1.06	28,556,723	4.66	0.55	to	1.60	4.18	to	3.10
	12/31/2006	15,854,542	1.07	to	1.03	19,924,109	4.43	0.55	to	1.60	3.98	to	2.91
	12/31/2005	10,957,037	1.02	to	1.00	14,530,686	2.76	0.55	to	1.60	2.14	to	1.09
	12/31/2004	9,513,038	1.00	to	0.99	13,438,977	0.86	0.55	to	1.60	0.28	to	(0.78)

Federated High Income Bond
	12/31/2008	5,862,387	0.92	to	1.05	7,664,451	10.19	0.55	to	1.60	(26.40)	to	(27.16)
	12/31/2007	7,084,021	1.25	to	1.44	12,873,203	7.62	0.55	to	1.60	2.86	to	1.79
	12/31/2006	6,334,257	1.21	to	1.42	12,693,128	8.56	0.55	to	1.60	10.20	to	9.06
	12/31/2005	7,340,833	1.10	to	1.30	13,503,842	8.08	0.55	to	1.60	2.10	to	1.04
	12/31/2004	7,388,595	1.08	to	1.29	14,301,431	7.04	0.55	to	1.60	7.93	to	8.72

Federated Fund for U.S. Government Securities II
	12/31/2008	5,966,213	1.19	to	1.25	10,262,341	4.63	0.55	to	1.60	3.71	to	2.63
	12/31/2007	5,573,454	1.15	to	1.22	10,425,344	4.44	0.55	to	1.60	5.70	to	4.60
	12/31/2006	5,656,882	1.09	to	1.17	10,208,179	4.14	0.55	to	1.60	3.57	to	2.50
	12/31/2005	5,387,039	1.05	to	1.14	10,425,746	4.11	0.55	to	1.60	1.47	to	0.43
	12/31/2004	5,058,480	1.03	to	1.13	10,626,731	4.86	0.55	to	1.60	3.29	to	1.97

Wanger USA
	12/31/2008	4,707,196	0.87	to	0.97	5,872,494	—	0.55	to	1.60	(40.02)	to	(40.64)
	12/31/2007	5,908,152	1.44	to	1.63	12,491,243	—	0.55	to	1.60	4.81	to	3.72
	12/31/2006	6,592,780	1.38	to	1.58	13,506,314	0.23	0.55	to	1.60	7.29	to	6.18
	12/31/2005	6,023,091	1.28	to	1.48	12,820,741	—	0.55	to	1.60	10.65	to	9.51
	12/31/2004	5,377,948	1.16	to	1.36	12,150,093	—	0.55	to	1.60	15.98	to	16.46

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Wanger International
	12/31/2008	2,254,332	$1.26	to	$1.34	$4,469,839	0.98%	0.55%	to	1.60%	(45.90)%	to	(46.46)%
	12/31/2007	2,856,028	2.32	to	2.50	10,391,888	0.85	0.55	to	1.60	15.67	to	14.47
	12/31/2006	3,284,496	2.01	to	2.18	10,477,120	0.53	0.55	to	1.60	36.41	to	35.01
	12/31/2005	3,020,336	1.47	to	1.62	7,784,038	1.02	0.55	to	1.60	20.86	to	19.62
	12/31/2004	2,599,877	1.22	to	1.35	6,527,582	0.79	0.55	to	1.60	21.90	to	28.21

Gartmore NVIT Developing Markets
	12/31/2008	4,791,630	1.24	to	1.60	7,805,885	0.70	0.55	to	1.60	(58.09)	to	(58.53)
	12/31/2007	3,736,723	2.95	to	3.85	15,701,070	0.45	0.55	to	1.60	42.72	to	41.24
	12/31/2006	3,900,278	2.06	to	2.73	12,091,797	0.58	0.55	to	1.60	33.84	to	32.46
	12/31/2005	2,484,701	1.54	to	2.06	7,061,128	0.52	0.55	to	1.60	30.80	to	29.45
	12/31/2004	1,613,228	1.18	to	1.59	4,621,005	0.60	0.55	to	1.60	17.95	to	17.89

WFAVT Small/MidCap Value
	12/31/2008	886,353	0.86	to	0.80	1,114,013	—	0.55	to	1.60	(44.85)	to	(45.43)
	12/31/2007	1,146,925	1.56	to	1.46	2,748,476	0.04	0.55	to	1.60	(1.24)	to	(2.27)
	12/31/2006	2,008,819	1.58	to	1.50	4,231,621	—	0.55	to	1.60	15.09	to	13.90
	12/31/2005	2,335,677	1.38	to	1.32	4,235,932	0.39	0.55	to	1.60	15.87	to	14.67
	12/31/2004	2,418,085	1.19	to	1.15	3,869,830	—	0.55	to	1.60	18.70	to	14.92

Columbia Small Company Growth
	12/31/2008	4,191,394	0.82	to	0.81	4,209,062	—	0.55	to	1.60	(41.15)	to	(41.76)
	12/31/2007	2,885,422	1.39	to	1.39	5,222,549	—	0.55	to	1.60	12.83	to	11.66
	12/31/2006	2,085,905	1.23	to	1.25	3,487,780	—	0.55	to	1.60	11.79	to	10.63
	12/31/2005	1,648,797	1.10	to	1.13	2,653,124	—	0.55	to	1.60	2.15	to	1.10
	12/31/2004	1,252,824	1.08	to	1.11	2,059,069	—	0.55	to	1.60	7.61	to	9.72

Credit Suisse - International Focus
	12/31/2008	1,856,533	1.07	to	0.98	2,369,737	1.65	0.55	to	1.60	(41.36)	to	(41.97)
	12/31/2007	2,081,229	1.83	to	1.68	4,845,155	1.07	0.55	to	1.60	15.95	to	14.75
	12/31/2006	1,807,056	1.58	to	1.46	4,257,194	1.05	0.55	to	1.60	18.01	to	16.79
	12/31/2005	1,694,898	1.34	to	1.25	3,456,025	0.91	0.55	to	1.60	16.80	to	15.59
	12/31/2004	1,297,513	1.15	to	1.08	2,766,352	1.02	0.55	to	1.60	14.59	to	12.93

Credit Suisse - Small Cap Core I
	12/31/2008	3,707,047	0.69	to	0.67	3,066,766	0.08	0.55	to	1.60	(34.96)	to	(35.63)
	12/31/2007	3,562,646	1.06	to	1.04	4,916,355	—	0.55	to	1.60	(1.38)	to	(2.40)
	12/31/2006	3,157,501	1.08	to	1.06	4,805,532	—	0.55	to	1.60	4.20	to	3.12
	12/31/2005	2,680,742	1.03	to	1.03	4,159,032	—	0.55	to	1.60	(3.21)	to	(4.21)
	12/31/2004	2,482,543	1.07	to	1.07	4,394,828	—	0.55	to	1.60	6.83	to	9.12

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Asset Allocation - Growth VP
	12/31/2008		1,817,665	$0.92	to	$0.92	$1,716,247	3.04%	0.55%	to	1.60%	(39.97)%	to	(40.59)%
	12/31/2007		1,790,041	1.54	to	1.55	2,855,658	2.25	0.55	to	1.60	7.16	to	6.05
	12/31/2006		1,789,487	1.44	to	1.46	2,667,349	1.09	0.55	to	1.60	14.99	to	13.80
	12/31/2005		932,419	1.25	to	1.29	1,224,778	0.46	0.55	to	1.60	11.63	to	10.48
	12/31/2004		1,105,831	1.12	to	1.16	1,301,343	0.07	0.55	to	1.60	11.88	to	12.38

Transamerica Asset Allocation - Conservative VP
	12/31/2008		2,607,090	1.02	to	1.06	2,820,236	2.61	0.55	to	1.60	(21.61)	to	(22.43)
	12/31/2007		2,942,941	1.30	to	1.37	4,111,067	3.53	0.55	to	1.60	5.80	to	4.70
	12/31/2006		1,994,307	1.23	to	1.31	2,647,908	3.43	0.55	to	1.60	8.85	to	7.73
	12/31/2005		1,810,252	1.13	to	1.21	2,233,339	2.85	0.55	to	1.60	4.61	to	3.53
	12/31/2004		1,467,217	1.08	to	1.17	1,738,236	0.28	0.55	to	1.60	7.87	to	7.98

Transamerica Asset Allocation - Moderate VP
	12/31/2008		2,286,816	1.02	to	1.05	2,489,911	3.41	0.55	to	1.60	(26.37)	to	(27.14)
	12/31/2007		2,698,871	1.39	to	1.44	4,010,728	2.84	0.55	to	1.60	7.36	to	6.25
	12/31/2006		3,128,231	1.29	to	1.36	4,330,353	2.65	0.55	to	1.60	10.87	to	9.73
	12/31/2005		1,970,199	1.17	to	1.24	2,456,836	2.16	0.55	to	1.60	6.86	to	5.76
	12/31/2004		673,421	1.09	to	1.17	798,440	0.22	0.55	to	1.60	9.20	to	9.64

Transamerica Asset Allocation - Moderate Growth VP
	12/31/2008		2,002,421	0.99	to	1.00	2,024,711	3.26	0.55	to	1.60	(33.13)	to	(33.83)
	12/31/2007		1,589,089	1.48	to	1.51	2,432,689	2.38	0.55	to	1.60	7.22	to	6.10
	12/31/2006		3,403,282	1.38	to	1.42	4,912,971	1.55	0.55	to	1.60	13.21	to	12.05
	12/31/2005		3,235,912	1.22	to	1.27	4,163,026	1.16	0.55	to	1.60	9.31	to	8.18
	12/31/2004		2,743,907	1.11	to	1.17	3,274,089	0.19	0.55	to	1.60	11.28	to	11.75

Transamerica MFS International Equity VP
	12/31/2008		1,612,402	1.08	to	1.01	1,724,787	4.93	0.55	to	1.60	(35.65)	to	(36.31)
	12/31/2007		1,658,858	1.67	to	1.59	2,754,017	0.97	0.55	to	1.60	8.55	to	7.42
	12/31/2006		1,648,505	1.54	to	1.48	2,521,715	1.34	0.55	to	1.60	22.40	to	21.14
	12/31/2005		1,194,318	1.26	to	1.22	1,497,509	0.79	0.55	to	1.60	12.25	to	11.09
	12/31/2004		979,181	1.12	to	1.10	1,095,350	—	0.55	to	1.60	12.29	to	12.54

Transamerica Capital Guardian Global VP
	12/31/2008		1,101,776	0.85	to	0.81	926,271	2.12	0.55	to	1.60	(41.23)	to	(41.84)
	12/31/2007		816,113	1.44	to	1.39	1,169,736	0.96	0.55	to	1.60	5.72	to	4.62
	12/31/2006		557,039	1.37	to	1.33	756,006	2.40	0.55	to	1.60	13.70	to	12.52
	12/31/2005		453,130	1.20	to	1.18	543,099	0.46	0.55	to	1.60	9.58	to	8.45
	12/31/2004	(1)	258,604	1.10	to	1.09	283,350	0.19	0.55	to	1.60	9.63	to	8.88

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Capital Guardian Value VP
	12/31/2008		1,557,349	$0.79	to	$0.76	$1,216,862	7.59%	0.55%	to	1.60%	(39.85)%	to	(40.47)%
	12/31/2007		3,040,317	1.32	to	1.27	3,937,017	1.12	0.55	to	1.60	(6.80)	to	(7.77)
	12/31/2006		3,238,267	1.42	to	1.38	4,522,988	1.44	0.55	to	1.60	15.86	to	14.67
	12/31/2005		3,172,275	1.22	to	1.20	3,841,182	1.01	0.55	to	1.60	7.12	to	6.02
	12/31/2004	(1)	2,732,407	1.14	to	1.13	3,105,714	0.26	0.55	to	1.60	14.13	to	13.35

Transamerica Clarion Global Real Estate Securities VP
	12/31/2008		1,745,366	1.16	to	1.49	3,035,305	6.98	0.55	to	1.60	(42.70)	to	(43.29)
	12/31/2007		2,290,998	2.02	to	2.64	7,630,790	7.60	0.55	to	1.60	(7.22)	to	(8.18)
	12/31/2006		1,492,128	2.18	to	2.87	6,775,259	1.37	0.55	to	1.60	41.50	to	40.04
	12/31/2005		1,588,015	1.54	to	2.05	5,359,789	1.60	0.55	to	1.60	12.85	to	11.69
	12/31/2004		1,847,831	1.36	to	1.84	5,904,587	2.01	0.55	to	1.60	36.26	to	30.76

Transamerica Science and Technology
	12/31/2008		3,421	0.74	to	0.96	3,471	—	0.55	to	1.60	(48.88)	to	(49.41)
	12/31/2007		3,423	1.45	to	1.89	6,803	—	0.55	to	1.60	32.02	to	30.65
	12/31/2006		3,421	1.10	to	1.45	5,159	—	0.55	to	1.60	0.45	to	(0.58)
	12/31/2005		47,669	1.10	to	1.46	71,293	0.74	0.55	to	1.60	1.50	to	0.46
	12/31/2004		33,879	1.08	to	1.45	50,013	—	0.55	to	1.60	7.94	to	6.35

Templeton Transamerica Global
	12/31/2008		912,411	0.88	to	0.98	899,507	1.91	0.55	to	1.60	(43.98)	to	(44.56)
	12/31/2007		1,012,431	1.58	to	1.76	1,801,496	1.50	0.55	to	1.60	14.61	to	13.42
	12/31/2006		1,230,067	1.38	to	1.55	1,932,301	1.11	0.55	to	1.60	18.14	to	16.92
	12/31/2005		1,318,749	1.17	to	1.33	1,771,216	0.53	0.55	to	1.60	6.88	to	5.78
	12/31/2004		1,400,641	1.09	to	1.26	1,308,762	0.02	0.55	to	1.60	9.14	to	7.73

Transamerica JPMorgan Enhanced Index VP
	12/31/2008		2,657,967	0.84	to	0.71	4,149,960	5.51	0.55	to	1.60	(37.69)	to	(38.34)
	12/31/2007		3,709,109	1.35	to	1.15	8,767,679	1.19	0.55	to	1.60	3.96	to	2.88
	12/31/2006		4,074,240	1.30	to	1.12	9,577,850	1.12	0.55	to	1.60	14.68	to	13.50
	12/31/2005		4,332,001	1.13	to	0.98	9,782,862	1.34	0.55	to	1.60	2.89	to	1.83
	12/31/2004		4,358,252	1.10	to	0.97	9,330,503	0.83	0.55	to	1.60	9.75	to	9.27

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica PIMCO Total Return VP
	12/31/2008	24,229,935	$1.15	to	$1.18	$29,832,397	6.43%	0.55%	to	1.60%	(3.33)%	to	(4.33)%
	12/31/2007	24,651,785	1.19	to	1.24	31,423,809	2.76	0.55	to	1.60	8.35	to	7.22
	12/31/2006	18,563,857	1.10	to	1.15	21,951,864	3.58	0.55	to	1.60	3.64	to	2.57
	12/31/2005	11,269,245	1.06	to	1.12	12,855,774	1.89	0.55	to	1.60	1.77	to	0.72
	12/31/2004	7,819,455	1.04	to	1.12	8,831,253	1.54	0.55	to	1.60	4.02	to	2.85

Legg Mason Partners All Cap
	12/31/2008	176,406	0.83	to	0.76	141,282	2.11	0.55	to	1.60	(36.71)	to	(37.37)
	12/31/2007	185,247	1.31	to	1.22	235,340	1.27	0.55	to	1.60	0.48	to	(0.56)
	12/31/2006	234,618	1.31	to	1.23	298,763	1.02	0.55	to	1.60	17.91	to	16.69
	12/31/2005	315,641	1.11	to	1.05	342,998	0.64	0.55	to	1.60	3.51	to	2.44
	12/31/2004	337,001	1.07	to	1.03	354,903	0.19	0.55	to	1.60	7.18	to	7.42

Transamerica Equity VP
	12/31/2008	10,150,468	0.87	to	0.80	8,556,774	0.23	0.55	to	1.60	(46.30)	to	(46.86)
	12/31/2007	10,345,098	1.62	to	1.51	16,350,854	0.02	0.55	to	1.60	15.65	to	14.44
	12/31/2006	13,368,817	1.40	to	1.32	18,317,396	—	0.55	to	1.60	8.12	to	7.01
	12/31/2005	7,867,779	1.30	to	1.23	10,004,375	0.37	0.55	to	1.60	15.90	to	14.71
	12/31/2004	6,356,617	1.12	to	1.07	6,982,409	—	0.55	to	1.60	11.85	to	13.98

Transamerica Growth Opportunities VP
	12/31/2008	679,223	0.93	to	1.19	819,940	3.35	0.55	to	1.60	(41.23)	to	(41.84)
	12/31/2007	825,579	1.59	to	2.04	1,727,615	0.04	0.55	to	1.60	22.41	to	21.14
	12/31/2006	881,148	1.30	to	1.68	1,525,008	0.23	0.55	to	1.60	4.53	to	3.45
	12/31/2005	867,900	1.24	to	1.63	1,450,597	—	0.55	to	1.60	15.59	to	14.40
	12/31/2004	943,540	1.07	to	1.42	1,369,489	—	0.55	to	1.60	7.25	to	14.79

Transamerica Value Balanced VP
	12/31/2008	1,655,174	0.97	to	0.97	1,678,980	4.12	0.55	to	1.60	(30.92)	to	(31.64)
	12/31/2007	1,808,406	1.41	to	1.42	2,665,698	2.39	0.55	to	1.60	6.13	to	5.03
	12/31/2006	2,026,619	1.33	to	1.35	2,815,934	1.89	0.55	to	1.60	14.64	to	13.46
	12/31/2005	2,511,503	1.16	to	1.19	3,052,547	2.81	0.55	to	1.60	6.01	to	4.92
	12/31/2004	2,515,472	1.09	to	1.13	2,901,754	3.39	0.55	to	1.60	9.04	to	8.23

Transamerica Van Kampen Active International Allocation VP
	12/31/2008	3,987,287	1.12	to	1.04	5,021,834	5.12	0.55	to	1.60	(39.17)	to	(39.80)
	12/31/2007	4,624,238	1.83	to	1.73	9,736,855	2.98	0.55	to	1.60	14.97	to	13.77
	12/31/2006	4,060,053	1.60	to	1.52	8,034,769	0.32	0.55	to	1.60	22.83	to	21.57
	12/31/2005	3,809,321	1.30	to	1.25	6,769,468	3.49	0.55	to	1.60	13.17	to	12.00
	12/31/2004	4,089,326	1.15	to	1.12	6,530,997	2.43	0.55	to	1.60	14.81	to	14.21

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Van Kampen Mid-Cap Growth VP
	12/31/2008		356,362	$0.82	to	$0.56	$228,869	2.11%	0.55%	to	1.60%	(46.58)%	to	(47.14)%
	12/31/2007		671,670	1.54	to	1.05	805,322	—	0.55	to	1.60	21.86	to	20.59
	12/31/2006		364,109	1.26	to	0.87	335,144	—	0.55	to	1.60	9.31	to	8.18
	12/31/2005		431,358	1.15	to	0.81	366,209	0.07	0.55	to	1.60	6.96	to	5.86
	12/31/2004		573,801	1.08	to	0.76	449,566	—	0.55	to	1.60	7.79	to	5.45

Transamerica T.Rowe Price Small Cap VP
	12/31/2008		2,071,858	0.66	to	0.64	1,349,806	1.90	0.55	to	1.60	(36.60)	to	(37.26)
	12/31/2007		395,857	1.04	to	1.02	411,080	—	0.55	to	1.60	9.01	to	7.87
	12/31/2006	(1)	185,537	0.95	to	0.95	176,576	—	0.55	to	1.60	(4.54)	to	(5.20)

Transamerica Index 50 VP
	12/31/2008	(1)	—	0.82	to	0.82	—	—	0.55	to	1.60	(17.50)	to	(18.08)

Transamerica Index 75 VP
	12/31/2008	(1)	2,704,739	0.73	to	0.72	1,967,763	—	0.55	to	1.60	(27.17)	to	(27.67)

Transamerica Small/Mid Cap Value VP
	12/31/2008	(1)	726,968	0.59	to	1.22	1,536,984	5.70	0.55	to	1.60	(40.92)	to	(41.80)
	12/31/2007		515,422	2.23	to	2.09	2,799,300	0.91	0.55	to	1.60	23.99	to	22.77
	12/31/2006		741,686	1.80	to	1.70	2,990,749	0.84	0.55	to	1.60	17.35	to	16.20
	12/31/2005		955,177	1.53	to	1.47	3,400,187	0.41	0.55	to	1.60	12.89	to	11.78
	12/31/2004		1,177,589	1.36	to	1.31	3,816,640	—	0.55	to	1.60	15.65	to	14.51

Transamerica Efficient Markets VP
	12/31/2008	(1)	—	1.04	to	1.04	—	—	0.55	to	1.60	3.82	to	3.67

AllianceBernstein Growth
	12/31/2008		322,977	0.76	to	0.64	219,354	—	0.55	to	1.60	(42.91)	to	(43.51)
	12/31/2007		372,481	1.32	to	1.14	445,540	—	0.55	to	1.60	12.04	to	10.88
	12/31/2006		550,918	1.18	to	1.03	589,021	—	0.55	to	1.60	(1.78)	to	(2.79)
	12/31/2005		705,147	1.20	to	1.06	770,578	—	0.55	to	1.60	11.03	to	9.88
	12/31/2004		1,031,309	1.08	to	0.96	1,014,591	—	0.55	to	1.60	8.41	to	12.72

AllianceBernstein Global Technology
	12/31/2008		70,106	0.77	to	0.51	36,347	—	0.55	to	1.60	(47.75)	to	(48.30)
	12/31/2007		71,422	1.46	to	0.98	71,425	—	0.55	to	1.60	19.24	to	18.00
	12/31/2006		73,067	1.23	to	0.83	61,755	—	0.55	to	1.60	7.79	to	6.68
	12/31/2005		128,556	1.14	to	0.78	102,422	—	0.55	to	1.60	3.08	to	2.02
	12/31/2004		179,763	1.11	to	0.77	140,542	—	0.55	to	1.60	10.56	to	3.43

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AllianceBernstein Large Cap Growth
	12/31/2008	80,229	$0.83	to	$0.60	$51,372	—%	0.55%	to	1.60%	(40.15)%	to	(40.77)%
	12/31/2007	103,107	1.39	to	1.02	110,787	—	0.55	to	1.60	12.99	to	11.82
	12/31/2006	153,374	1.23	to	0.91	145,266	—	0.55	to	1.60	(1.18)	to	(2.20)
	12/31/2005	300,554	1.25	to	0.93	289,227	—	0.55	to	1.60	14.22	to	13.04
	12/31/2004	151,269	1.09	to	0.82	143,098	—	0.55	to	1.60	9.18	to	6.63

Dreyfus Socially Responsible Growth Fund, Inc. - Service Class
	12/31/2008	447,075	0.82	to	0.60	313,633	0.43	0.55	to	1.60	(34.94)	to	(35.62)
	12/31/2007	489,715	1.25	to	0.94	524,611	0.27	0.55	to	1.60	6.90	to	5.79
	12/31/2006	549,601	1.17	to	0.89	546,736	—	0.55	to	1.60	8.36	to	7.25
	12/31/2005	671,722	1.08	to	0.83	609,917	—	0.55	to	1.60	2.79	to	1.73
	12/31/2004	561,197	1.05	to	0.81	471,679	0.19	0.55	to	1.60	5.33	to	4.27

Dreyfus VIF - Appreciation
	12/31/2008	253,287	0.91	to	0.82	220,711	1.87	0.55	to	1.60	(30.11)	to	(30.83)
	12/31/2007	337,688	1.30	to	1.18	421,327	1.49	0.55	to	1.60	6.26	to	5.16
	12/31/2006	521,947	1.23	to	1.12	612,679	1.53	0.55	to	1.60	15.57	to	14.38
	12/31/2005	681,362	1.06	to	0.98	691,157	—	0.55	to	1.60	3.55	to	2.48
	12/31/2004	799,847	1.03	to	0.96	785,376	0.95	0.55	to	1.60	2.53	to	3.14

Seligman Global Technology
	12/31/2008	84,593	0.91	to	0.68	64,737	—	0.55	to	1.60	(40.71)	to	(41.33)
	12/31/2007	100,284	1.53	to	1.16	128,716	—	0.55	to	1.60	14.65	to	13.46
	12/31/2006	146,168	1.33	to	1.02	161,610	—	0.55	to	1.60	17.05	to	15.85
	12/31/2005	158,699	1.14	to	0.88	148,964	—	0.55	to	1.60	7.36	to	6.25
	12/31/2004	193,195	1.06	to	0.83	165,426	—	0.55	to	1.60	6.20	to	2.19

Seligman Communications and Information
	12/31/2008	121,892	1.03	to	0.86	114,314	—	0.55	to	1.60	(36.73)	to	(37.39)
	12/31/2007	132,466	1.63	to	1.38	196,580	—	0.55	to	1.60	14.48	to	13.29
	12/31/2006	169,240	1.42	to	1.22	217,696	—	0.55	to	1.60	21.35	to	20.10
	12/31/2005	215,607	1.17	to	1.01	227,357	—	0.55	to	1.60	6.94	to	5.84
	12/31/2004	229,943	1.10	to	0.96	226,660	—	0.55	to	1.60	9.70	to	9.11

Seligman Capital
	12/31/2008	137,606	0.73	to	0.60	87,877	—	0.55	to	1.60	(48.37)	to	(48.91)
	12/31/2007	167,345	1.42	to	1.18	209,414	—	0.55	to	1.60	15.61	to	14.41
	12/31/2006	192,255	1.23	to	1.03	208,764	—	0.55	to	1.60	5.23	to	4.14
	12/31/2005	219,612	1.17	to	0.99	224,498	—	0.55	to	1.60	11.59	to	10.44
	12/31/2004	518,815	1.05	to	0.89	470,322	—	0.55	to	1.60	4.55	to	6.59

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Vanguard Equity Index
	12/31/2008		50,951,544	$0.86	to	$0.85	$44,839,116	2.07%	0.55%	to	1.60%	(37.28)%	to	(37.93)%
	12/31/2007		43,809,023	1.37	to	1.36	61,661,337	1.35	0.55	to	1.60	4.80	to	3.71
	12/31/2006		31,725,899	1.31	to	1.31	42,862,060	1.52	0.55	to	1.60	15.08	to	13.89
	12/31/2005		25,179,302	1.14	to	1.15	29,739,081	1.68	0.55	to	1.60	4.22	to	3.15
	12/31/2004		20,603,950	1.09	to	1.12	23,499,892	1.13	0.55	to	1.60	9.30	to	9.05

Vanguard Mid-Cap Index
	12/31/2008		10,743,679	0.93	to	0.93	10,286,212	1.64	0.55	to	1.60	(42.14)	to	(42.74)
	12/31/2007		9,989,007	1.60	to	1.62	16,620,484	1.07	0.55	to	1.60	5.56	to	4.46
	12/31/2006		7,596,224	1.52	to	1.55	12,088,801	1.01	0.55	to	1.60	13.13	to	11.97
	12/31/2005		7,078,130	1.34	to	1.39	9,990,166	0.86	0.55	to	1.60	13.35	to	12.19
	12/31/2004		5,441,946	1.18	to	1.24	6,811,747	0.77	0.55	to	1.60	18.33	to	18.42

Vanguard REIT Index
	12/31/2008		11,036,676	1.04	to	1.19	12,896,659	3.23	0.55	to	1.60	(37.59)	to	(38.24)
	12/31/2007		9,382,335	1.66	to	1.92	17,804,485	1.84	0.55	to	1.60	(17.06)	to	(17.92)
	12/31/2006		8,397,381	2.00	to	2.34	19,736,698	1.94	0.55	to	1.60	34.19	to	32.81
	12/31/2005		7,088,319	1.49	to	1.76	12,574,639	2.93	0.55	to	1.60	11.23	to	10.08
	12/31/2004		7,065,184	1.34	to	1.60	11,398,052	2.58	0.55	to	1.60	34.16	to	28.45

Vanguard Short-Term Investment Grade
	12/31/2008		24,262,110	1.09	to	1.10	27,461,299	4.43	0.55	to	1.60	(3.98)	to	(4.98)
	12/31/2007		26,757,301	1.13	to	1.15	31,548,771	4.14	0.55	to	1.60	5.45	to	4.35
	12/31/2006		22,243,547	1.07	to	1.11	25,012,531	3.17	0.55	to	1.60	4.34	to	3.27
	12/31/2005		16,647,765	1.03	to	1.07	18,119,599	2.89	0.55	to	1.60	1.69	to	0.64
	12/31/2004		11,526,727	1.01	to	1.06	12,449,674	2.60	0.55	to	1.60	1.26	to	0.46

Vanguard Total Bond Market Index
	12/31/2008		25,556,446	1.22	to	1.25	32,528,476	4.12	0.55	to	1.60	4.65	to	3.57
	12/31/2007		22,597,437	1.17	to	1.21	27,554,773	3.45	0.55	to	1.60	6.40	to	5.29
	12/31/2006		15,631,626	1.10	to	1.15	18,113,040	3.29	0.55	to	1.60	3.74	to	2.67
	12/31/2005		9,441,466	1.06	to	1.12	10,696,184	3.42	0.55	to	1.60	1.84	to	0.79
	12/31/2004		6,587,966	1.04	to	1.11	7,359,974	4.22	0.55	to	1.60	3.89	to	2.56

Fidelity - VIP Mid Cap
	12/31/2008		1,338,174	1.12	to	1.06	1,488,241	0.43	0.55	to	1.60	(39.78)	to	(40.40)
	12/31/2007		1,573,863	1.86	to	1.79	2,902,210	0.93	0.55	to	1.60	14.99	to	13.80
	12/31/2006		2,098,855	1.61	to	1.57	3,356,129	0.29	0.55	to	1.60	12.08	to	10.93
	12/31/2005		1,731,859	1.44	to	1.41	2,473,328	—	0.55	to	1.60	17.66	to	16.45
	12/31/2004	(1)	1,204,927	1.22	to	1.21	1,467,884	—	0.55	to	1.60	22.34	to	21.50

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity-VIP Value Strategies
	12/31/2008		786,955	$0.68	to	$0.65	$526,406	0.48%	0.55%	to	1.60%	(51.43)%	to	(51.94)%
	12/31/2007		1,516,968	1.40	to	1.35	2,084,287	1.03	0.55	to	1.60	5.14	to	4.05
	12/31/2006		1,024,469	1.33	to	1.29	1,338,970	0.59	0.55	to	1.60	15.70	to	14.51
	12/31/2005		1,020,636	1.15	to	1.13	1,159,517	—	0.55	to	1.60	2.10	to	1.05
	12/31/2004	(1)	863,232	1.13	to	1.12	967,372	—	0.55	to	1.60	12.63	to	11.86

Fidelity-VIP Contrafund
	12/31/2008		9,840,232	0.69	to	0.67	6,801,189	1.13	0.55	to	1.60	(42.83)	to	(43.42)
	12/31/2007		7,906,882	1.21	to	1.19	9,569,221	1.61	0.55	to	1.60	16.95	to	15.73
	12/31/2006	(1)	1,518,377	1.04	to	1.03	1,571,692	1.99	0.55	to	1.60	3.66	to	2.95

Vanguard-International Portfolio
	12/31/2008		6,021,526	0.59	to	0.58	3,561,559	1.17	0.55	to	1.60	(45.22)	to	(45.79)
	12/31/2007	(1)	1,326,076	1.08	to	1.07	1,433,895	—	0.55	to	1.60	8.16	to	7.42

Fidelity - VIP Money Market
	12/31/2008		267,409	16.00	to	14.71	4,179,566	3.01	0.80	to	1.40	7.74	to	0.72
	12/31/2007		298,009	15.65	to	14.60	4,575,685	5.15	0.80	to	1.40	4.35	to	3.73
	12/31/2006		239,897	14.99	to	14.08	3,476,815	4.78	0.80	to	1.40	4.05	to	3.44
	12/31/2005		234,372	14.41	to	13.61	3,273,666	2.92	0.80	to	1.40	2.22	to	1.62
	12/31/2004		329,148	14.10	to	13.39	4,486,807	1.21	0.80	to	1.40	0.40	to	(0.19)

Fidelity - VIP Equity-Income
	12/31/2008		88,871	19.03	to	17.22	1,532,034	2.34	0.80	to	1.40	(43.11)	to	(43.45)
	12/31/2007		104,142	33.46	to	30.46	3,174,605	1.67	0.80	to	1.40	0.72	to	0.12
	12/31/2006		127,430	33.22	to	30.42	3,893,035	3.27	0.80	to	1.40	19.24	to	18.54
	12/31/2005		137,374	27.86	to	25.66	3,530,739	1.88	0.80	to	1.40	5.03	to	4.41
	12/31/2004		188,159	26.52	to	24.58	4,630,077	1.79	0.80	to	1.40	10.64	to	9.99

Fidelity - VIP Growth
	12/31/2008		93,998	18.72	to	16.39	1,549,337	0.76	0.80	to	1.40	(47.59)	to	(47.90)
	12/31/2007		114,231	35.71	to	31.46	3,610,398	0.85	0.80	to	1.40	25.95	to	25.20
	12/31/2006		132,789	28.35	to	25.13	3,355,482	0.42	0.80	to	1.40	6.00	to	5.38
	12/31/2005		170,024	26.75	to	23.85	4,074,582	0.57	0.80	to	1.40	4.96	to	4.34
	12/31/2004		243,818	25.48	to	22.85	5,598,443	0.29	0.80	to	1.40	2.56	to	1.95

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity - VIP Asset Manager
	12/31/2008	48,836	$17.32	to	$15.71	$775,536	2.52%	0.80%	to	1.40%	(29.29)%	to	(30.87)%
	12/31/2007	54,755	24.66	to	22.35	1,235,339	5.92	0.80%	to	1.40%	14.58	to	13.90
	12/31/2006	73,774	21.52	to	19.62	1,469,124	2.92	0.80%	to	1.40%	6.47	to	5.84
	12/31/2005	94,827	20.21	to	18.54	1,780,193	3.20	0.80%	to	1.40%	3.22	to	2.61
	12/31/2004	145,933	19.58	to	18.07	2,663,555	2.96	0.80%	to	1.40%	4.63	to	4.01

Dreyfus VIF - Growth and Income
	12/31/2008	64,408	18.07	to	16.13	1,058,033	0.64	0.80	to	1.40	(40.89)	to	(41.24)
	12/31/2007	73,839	30.57	to	27.44	2,057,505	0.75	0.80	to	1.40	7.58	to	6.94
	12/31/2006	88,059	28.42	to	25.66	2,287,962	0.78	0.80	to	1.40	13.61	to	12.94
	12/31/2005	115,319	25.01	to	22.72	2,656,764	1.32	0.80	to	1.40	2.53	to	1.93
	12/31/2004	157,275	24.40	to	22.29	3,540,619	1.17	0.80	to	1.40	6.61	to	5.98

Dreyfus VIF - Quality Bond
	12/31/2008	30,955	19.19	to	17.21	535,143	4.95	0.80	to	1.40	(4.94)	to	(5.51)
	12/31/2007	37,051	20.19	to	18.21	678,903	4.86	0.80	to	1.40	2.72	to	2.10
	12/31/2006	59,604	19.66	to	17.83	1,067,341	4.60	0.80	to	1.40	3.41	to	2.80
	12/31/2005	76,587	19.01	to	17.35	1,332,652	3.53	0.80	to	1.40	1.67	to	1.07
	12/31/2004	103,234	18.70	to	17.17	1,781,546	3.97	0.80	to	1.40	2.55	to	1.94

T. Rowe Price Equity Income
	12/31/2008	78,419	24.62	to	22.19	1,741,472	2.30	0.80	to	1.40	(36.62)	to	(37.00)
	12/31/2007	87,554	38.85	to	35.22	3,089,079	1.67	0.80	to	1.40	2.44	to	1.83
	12/31/2006	116,224	37.92	to	34.59	4,044,661	1.56	0.80	to	1.40	18.03	to	17.33
	12/31/2005	127,988	32.13	to	29.48	3,782,141	1.53	0.80	to	1.40	3.10	to	2.49
	12/31/2004	152,105	31.16	to	28.76	4,392,223	1.50	0.80	to	1.40	14.00	to	13.33

T. Rowe Price New America Growth
	12/31/2008	57,570	17.20	to	16.10	928,977	—	0.80	to	1.40	(38.73)	to	(39.10)
	12/31/2007	69,908	28.08	to	26.44	1,851,257	—	0.80	to	1.40	12.87	to	12.20
	12/31/2006	76,761	24.87	to	23.57	1,811,155	0.05	0.80	to	1.40	6.48	to	5.85
	12/31/2005	90,630	23.36	to	22.27	2,019,503	—	0.80	to	1.40	3.65	to	3.03
	12/31/2004	114,195	22.54	to	21.61	2,469,732	0.05	0.80	to	1.40	10.00	to	9.35

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
T. Rowe Price International Stock
	12/31/2008		78,706	$10.91	to	$9.88	$779,713	1.78%	0.80%	to	1.40%	(49.11)%	to	(49.41)%
	12/31/2007		97,922	21.45	to	19.53	1,918,236	1.32	0.80	to	1.40	12.13	to	11.46
	12/31/2006		118,454	19.13	to	17.52	2,092,378	1.10	0.80	to	1.40	18.15	to	17.45
	12/31/2005		146,582	16.19	to	14.92	2,199,677	1.55	0.80	to	1.40	15.12	to	14.44
	12/31/2004		175,188	14.06	to	13.04	2,298,140	0.92	0.80	to	1.40	12.87	to	12.20

OpCap Managed
	12/31/2008		47,950	21.16	to	19.17	931,953	3.14	0.80	to	1.40	(30.25)	to	(30.67)
	12/31/2007		54,790	30.34	to	27.65	1,532,164	2.15	0.80	to	1.40	2.12	to	1.52
	12/31/2006		70,005	29.71	to	27.23	1,922,400	1.78	0.80	to	1.40	8.78	to	8.14
	12/31/2005		95,165	27.31	to	25.18	2,414,438	1.31	0.80	to	1.40	4.45	to	3.83
	12/31/2004		135,391	26.14	to	24.25	3,306,534	1.60	0.80	to	1.40	9.89	to	9.23

NACM Small Cap
	12/31/2008		39,799	20.50	to	18.73	748,554	—	0.80	to	1.40	(42.10)	to	(42.44)
	12/31/2007		51,628	35.40	to	32.55	1,685,253	—	0.80	to	1.40	(0.23)	to	(0.82)
	12/31/2006		69,228	35.48	to	32.82	2,290,101	—	0.80	to	1.40	23.10	to	22.38
	12/31/2005		91,835	28.82	to	26.82	2,484,455	—	0.80	to	1.40	(0.74)	to	(1.32)
	12/31/2004		120,550	29.04	to	27.18	3,296,130	0.05	0.80	to	1.40	16.94	to	16.25

WFAVT Discovery Fund
	12/31/2008		102	20.20	to	18.55	1,900	—	0.80	to	1.40	(44.80)	to	(45.13)
	12/31/2007		103	36.59	to	33.81	3,489	—	0.80	to	1.40	21.35	to	20.63
	12/31/2006		1,522	30.15	to	28.03	42,661	—	0.80	to	1.40	13.74	to	13.07
	12/31/2005		3,046	26.51	to	24.79	78,139	—	0.80	to	1.40	7.42	to	6.78
	12/31/2004		3,542	24.68	to	23.22	84,466	—	0.80	to	1.40	14.80	to	14.12

Ameritas Money Market
	12/31/2008		3,944,035	1.12	to	1.10	4,401,352	2.99	0.80	to	1.40	2.18	to	1.58
	12/31/2007		3,821,877	1.10	to	1.08	4,180,639	4.90	0.80	to	1.40	4.21	to	3.59
	12/31/2006		4,159,655	1.05	to	1.04	4,371,350	4.72	0.80	to	1.40	3.96	to	3.34
	12/31/2005	(1)	3,881,127	1.01	to	1.01	3,926,921	1.91	0.80	to	1.40	1.23	to	0.97

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Calvert Social Balanced
	12/31/2008	204,821	$18.07	to	$16.45	$3,463,086	2.27%	0.80%	to	1.40%	(31.87)%	to	(32.28)%
	12/31/2007	249,413	26.53	to	24.29	6,219,046	2.35	0.80	to	1.40	1.94	to	1.33
	12/31/2006	265,441	26.03	to	23.97	6,523,090	2.24	0.80	to	1.40	7.91	to	7.27
	12/31/2005	304,427	24.12	to	22.34	6,963,256	1.71	0.80	to	1.40	4.81	to	4.20
	12/31/2004	353,588	23.01	to	21.44	7,741,381	1.62	0.80	to	1.40	7.40	to	6.76

Calvert Social Mid-Cap Growth
	12/31/2008	230,107	18.18	to	16.56	3,941,438	—	0.80	to	1.40	(37.69)	to	(38.06)
	12/31/2007	248,947	29.19	to	26.73	6,862,138	—	0.80	to	1.40	9.28	to	8.63
	12/31/2006	223,036	26.71	to	24.61	5,655,185	—	0.80	to	1.40	6.03	to	5.40
	12/31/2005	268,097	25.19	to	23.35	6,418,554	—	0.80	to	1.40	(0.38)	to	(0.97)
	12/31/2004	305,274	25.28	to	23.58	7,365,061	—	0.80	to	1.40	8.46	to	7.82

Calvert Social International Equity
	12/31/2008	197,780	15.43	to	13.99	2,870,613	2.03	0.80	to	1.40	(47.41)	to	(47.72)
	12/31/2007	219,531	29.34	to	26.77	6,087,733	1.05	0.80	to	1.40	1.75	to	1.15
	12/31/2006	232,930	28.84	to	26.46	6,371,073	0.54	0.80	to	1.40	26.52	to	25.77
	12/31/2005	269,125	22.79	to	21.04	5,827,010	0.34	0.80	to	1.40	9.07	to	8.43
	12/31/2004	302,068	20.90	to	19.41	6,015,145	0.83	0.80	to	1.40	17.01	to	16.32

Dreyfus Socially Responsible Growth
	12/31/2008	91,865	15.90	to	13.86	1,349,991	0.74	0.80	to	1.40	(34.95)	to	(35.33)
	12/31/2007	101,960	24.44	to	21.43	2,302,103	0.53	0.80	to	1.40	6.93	to	6.29
	12/31/2006	108,335	22.85	to	20.16	2,294,033	—	0.80	to	1.40	8.34	to	7.70
	12/31/2005	128,002	21.09	to	18.72	2,496,558	—	0.80	to	1.40	2.80	to	2.19
	12/31/2004	154,363	20.52	to	18.32	2,936,027	0.38	0.80	to	1.40	5.37	to	4.74

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.
**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .60% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratios for periods of less than one year have been annualized.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
.55%	May 1, 2004

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

There are subaccounts that have total returns outside of the range indicated above. Following is the list of the subaccounts and their corresponding total returns.

Subaccount	2008 Total Return Range
Federated Prime Money	0.85%	to	1.98%

Subaccount	2004 Total Return Range
VA U.S. Targeted Value Portfolio	18.13%	to	22.40%
VA U.S. Large Value Portfolio	14.22	to	16.69
VA International Value	20.46	to	25.96
VA International Small	18.47	to	28.17
Federated High Income Bond	7.93	to	9.80
Wanger USA	15.98	to	17.63
Wanger International	21.90	to	29.49
Gartmore NVIT Developing Markets	17.95	to	19.07
Columbia Small Company Growth	7.61	to	10.81
Credit Suisse-Small Cap Core I	6.83	to	10.21
Transamerica Asset Allocation - Growth VP	11.88	to	13.50
Transamerica Asset Allocation - Conservative VP	7.87	to	9.06
Transamerica Asset Allocation - Moderate VP	9.20	to	10.73
Transamerica Asset Allocation - Moderate Growth VP	11.28	to	12.87
Transamerica JPMorgan Enhanced Index VP	9.75	to	10.35
Transamerica Equity VP	11.85	to	15.11
Transamerica Growth Opportunities VP	7.25	to	15.93
Transamerica Value Balanced VP	9.04	to	9.31
Transamerica Van Kampen Active International Allocation VP	14.81	to	15.35
AllianceBernstein Growth	8.41	to	13.85
Dreyfus VIF - Appreciation	2.53	to	4.17
Seligman Communications and Information	9.70	to	10.20
Seligman Capital	1.26	to	7.66
Vanguard Equity Index	9.30	to	10.14
Vanguard Mid-Cap Index	18.33	to	19.60
Vanguard Short-Term Investment Grade	1.26	to	1.45

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

5. Administrative, Mortality, and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for MLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund Account. An annual charge of 0.60% to 1.60% (depending on the death benefit selected) is assessed.

An administrative charge equal to 0.60% annually is deducted from the unit values of the subaccounts of the Mutual Fund Account. This charge is assessed daily by MLIC. This deduction represents reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.

6. Income Taxes

Operations of the Mutual Fund Account form a part of MLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of MLIC for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from MLIC. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to MLIC, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2008

8. Fair Value Measurements and Fair Value Hierarchy

SFAS No. 157 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Company has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statement of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated br observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in Mutual Funds included in the Statement of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

PART C		OTHER INFORMATION

Item 24.		Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

	(1)	(a)	Resolution of the Board of Directors of National Home Life Assurance Company (“National Home”) authorizing establishment of the Separate Account. Note 20

	(2)		Not Applicable.

	(3)	(a)	Principal Underwriting Agreement by and between Monumental Life Insurance Company on its own behalf and on the behalf of the Separate Account, and AFSG Securities Corporation. Note 1
		(a)(1)	Amendment No. 1 to Principal Underwriting Agreement. Note 1
		(a)(2)	Amendment No. 2 to Principal Underwriting Agreement. Note 1
		(a)(3)	Amendment No. 3 to Principal Underwriting Agreement. Note 21
		(b)	Form of Broker/Dealer Supervision and Sales Agreement. Note 2
		(b)(1)	Form of Life Insurance Company Product Sales Agreement. Note 21
		(b)(2)	Form of Life Insurance Company Product Sales Agreement Note 23

	(4)	(a)	Form of variable annuity contract (Dimensional). Note 20
		(b)	Form of variable annuity contract (Advisor’s Edge Select) Note 3
		(c)	Form of variable annuity policy (Advisor’s Edge) Note 4
		(d)	Form of variable annuity policy (Advisor’s Edge Select) Note 4
		(e)	Form of Policy Rider (Guaranteed Minimum Income Benefit) Note 5
		(f)	Form of Policy Rider (Additional Death Benefit) Note 5
		(g)	Form of Policy Rider (Additional Death Benefit) Note 5
		(j)	Form of Policy Rider (Life with Emergency Cash) Note 5
		(i)	Form of Policy Rider (Initial Payment Guarantee) Note 5
		(j)	Form of Policy Rider (Additional Death Distribution II) Note 6
		(k)	Form of Policy Rider (Additional Death Benefit RTP 18 0103). Note 6
		(l)	Form of Policy Rider (Architect) Note 21

	(5)	(a)	Form of Application for Dimensional. Note 20

	(6)	(a)	Restated Articles of Incorporation and Articles of Redomestication of Monumental Life Insurance Company. Note 1
		(b)	Amended and Restated By Laws of Monumental Life Insurance Company. Note 1

	(7)		Not Applicable.

	(8)	(a)	Participation Agreement Among DFA Investment Dimensions Group, Inc., Dimensional Fund Advisors, Inc., DFA Securities Inc. and National Home Life Assurance Company dated as of June 29, 1994. Note 20
		(a)(1)	Amended and Restated Participation Agreement (DFA). Note 22
		(a)(2)	Assumption Agreement to Participation Agreement (DFA). Note 22
		(b)	Participation Agreement Among Insurance Management Series, Federated Advisors, Federated Securities Corp. and National Home Life Assurance Company dated as of May 17, 1994. Note 20
		(c)	Participation Agreement Among Insurance Investment Products Trust, SEI Financial Services Company and National Home Life Assurance Company dated as of January 1, 1995. Note 7
		(d)	Participation Agreement Among Wanger Advisors Trust and National Home Life Assurance Company dated as of May 19, 1995. Note 7
		(e)	Participation Agreement Among Tomorrow Funds Retirement Trust, Weiss, Peck & Greer, L.L.C. and Providian Life and Health Insurance Company dated as of September 11, 1995. Note 7
		(f)	Participation Agreement among Montgomery Funds III, Montgomery Asset Management, L.P., and Providian Life and Health Insurance Company dated as of April 27, 2000. Note 8

	(g)	Participation Agreement Among Strong Variable Insurance Funds, Inc.; Strong Capital Management, Inc.; Strong Funds Distributors, Inc. and Providian Life and Health Insurance Company dated March 31, 1997. Note 9
	(h)	Participation Agreement Among Warburg Pincus Trust; Warburg Pincus Counsellors, Inc.; Counsellors Securities Inc. and Providian Life and Health Insurance Company dated March 31, 1997. Note 9
	(i)	Amendment No. 1 dated December 16, 1996 to Participation Agreement Among Wanger Advisors Trust and Providian Life and Health Insurance Company dated May 19, 1995. Note 9
	(j)	Participation Agreement Among SteinRoe Variable Investment Trust, SteinRoe & Farnham Incorporated and Providian Life and Health Insurance Company dated March 31, 1997. Note 9
	(k)	Participation Agreement Among Providian Life and Health Insurance Company, Providian Series Trust, and Providian Investment Advisors, Inc. dated March 25, 1997. Note 9
	(l)	Participation Agreement Among Endeavor Series Trust, Endeavor Management Co. and PFL Life Insurance Company dated February 28, 1991. Note 10
	(m)	Participation Agreement Among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company. Note 11
	(m)(1)	Amendment No. 9 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, and AUSA Life Insurance Company, Inc. Note 4
	(m)(2)	Amendment No. 31 to Participation Agreement (ATSF). Note 12
	(m)(3)	Amendment No. 32 to Participation Agreement (ATSF). Note 13
	(m)(4)	Amendment No. 36 to Participation Agreement (TST) Note 24
(8)	(m)(5)	Amendment No. 38 to Participation Agreement. Note 26.
	(n)	Participation Agreement (Alliance Bernstein) Note 26
	(n)(1)	Amendment to Participation Agreement Note 26
	(o)	Participation Agreement between PFL Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. dated April 15, 1997. Note 15
	(o)(1)	Amendment to Participation Agreement between PFL Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. dated July 28, 2000. Note 16
	(p)	Participation Agreement Among Transamerica Variable Insurance Fund, Inc., Transamerica Occidental Life Insurance Company and PFL Life Insurance Company dated November 1, 1999. Note 17
	(p)(1)	Amendment to Participation Agreement between Transamerica Variable Insurance Fund, Inc., Transamerica Investment Management , LLC, and PFL Life Insurance Company dated July 28, 2000. Note 16
	(q)	Fund Participation Agreement between Seligman Portfolios, Inc. and Peoples Benefit Life Insurance Company. Note 18
(8)	(r)	Participation Agreement by and between Variable Insurance Products Fund and Peoples Benefit Life Insurance Company. Note 13
(8)	(r)(1)	Second Amendment to Participation Agreement (Fidelity). Note 18
(8)	(r)(2)	Fourth Amendment to Participation Agreement (Fidelity). Note 24
(8)	(s)	Participation Agreement (Wells Fargo). Note 18
(8)	(t)	Participation Agreement (Vanguard). Note 18
(9)	(a)	Opinion and Consent of Counsel. Note 26
(9)	(b)	Consent of Counsel. Note 26

(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 26
(10)	(b)	Opinion and Consent of Actuary. Note 19

(11)		Not applicable.

(12)		Not applicable.

(13) Performance Data Calculations. Note 19

(14) Powers of Attorney. (Ralph L. Arnold, Darryl D. Button, Craig D. Vermie, Arthur C. Schneider, Robert J. Kontz, Brenda K. Clancy, Marilyn Carp, Henry G. Hagan, Larry N. Norman, James A. Beardsworth, Eric J. Martin) Note 20
(M. Craig Fowler) Note 21 (Mark W. Mullin) Note 25.

Note 1.	Incorporated herein by reference to Post-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-138040) filed on April 27, 2007.

Note 2.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-138040) filed on October 17, 2006.

Note 3	Incorporated herein by reference to the Post-Effective Amendment No. 9 to N-4 Registration Statement (File No. 33-80958), filed June 3, 1998.

Note 4	Incorporated herein by reference to the Post-Effective Amendment No. 12 to N-4 Registration Statement (File No. 33-80958) filed September 5, 2000.

Note 5	Incorporated herein by reference to the Post-Effective Amendment No. 18 to N-4 Registration Statement (File No. 33-80958) filed May 1, 2002.

Note 6	Incorporated herein by reference to the Post-Effective Amendment No. 19 to N-4 Registration Statement (File No. 33-80958) filed on May 1, 2003.

Note 7	Incorporated herein by reference to the Post-Effective Amendment No. 3 to N-4 Registration Statement (File No. 33-80958) filed on November 20, 1995

Note 8	Incorporated herein by reference to the Post-Effective Amendment No. 4 to N-4 Registration Statement (File No. 33-80958) filed on April 30, 1996.

Note 9	Incorporated herein by reference to the Post-Effective Amendment No. 7 to N-4 Registration Statement (File No.33-80958) filed on April 30, 1997.

Note 10	Incorporated herein by reference to the Post-Effective Amendment No. 8 to N-4 Registration Statement (File No. 33-80958) filed on April 30, 1998.

Note 11	Incorporated herein by reference to the Post-Effective Amendment No. 1 to N-4 Registration Statement (File No. 333-26209) filed on April 29, 1998.

Note 12	Incorporated herein by reference to the Post-Effective Amendment No. 8 to N-4 Registration Statement (File No. 333-109580) filed on January 7, 2005.

Note 13	Incorporated herein by reference to the Post-Effective Amendment No. 24 to N-4 Registration Statement (File No. 33-80958) filed on April 27, 2005.

Note 14	Incorporated herein by reference to the Post-Effective Amendment No. 3 to N-4 Registration Statement (File No. 333-26209) filed on April 28, 2000.

Note 15	Incorporated herein by reference to the Initial Registration Statement on Form N-4 (File No. 333-26209) filed on April 30, 1997.

Note 16	Incorporated herein by reference to the Post-Effective Amendment No. 14 to N-4 Registration Statement (File No. 33-80958) filed on December 1, 2000.

Note 17	Incorporated herein by reference to the Post-Effective Amendment No. 2 to N-4 Registration Statement (File No. 33-56908) filed on April 27, 2000.

Note 18	Incorporated herein by reference to the Post-Effective Amendment No. 26 to N-4 Registration Statement (File No. 33-80958) filed on April 27, 2007.

Note 19	Incorporated herein by reference to the Post-Effective Amendment No. 25 to N-4 Registration Statement (File No. 33-80958) filed on April 26, 2006.

Note 20	Filed with the Initial Filing on N-4 Registration Statement (File No. 333 -146323) filed on September 26, 2007.

Note 21	Filed with Post-Effective Amendment No. 1 to N-4 Registration Statement (File No. 333-146323) filed on October 11, 2007.

Note 22	Filed with Post-Effective Amendment No. 3 to N-4 Registration Statement (File 333-146323) filed on December 21, 2007

Note 23	Incorporated herein by reference to Post Effective Amendment No. 6 to Form N-4 registration statement (File No. 333-125 817) filed on February 15, 2008.

Note 24	Filed with Post-Effective Amendment No. 4 to N-4 Registration Statement (File No. 333-146323) filed on April 29, 2008.

Note 25	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-146328) filed on January 29, 2009.

Note 26	Filed herewith

Item 25.	Directors and Officers of the Depositor (Monumental Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor
Henry G. Hagan 2 East Chase Street Baltimore, Maryland 21202	Director, Chairman of the Board, President and Chief Executive Officer

Darryl D. Button 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President and Chief Financial Officer

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President and Chief Tax Officer

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President, General Counsel and Assistant Secretary

Ralph L. Arnold 2 East Chase Street Baltimore, Maryland 21202	Director, Senior Vice President and Chief Operations Officer

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Executive Vice President and Chief Operating Officer

Marilyn Carp 520 Park Avenue Baltimore, Maryland 21201-4500	Director, Executive Vice President

Larry N. Norman 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and Executive Vice President

Robert J. Kontz 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and Vice President

Eric J. Martin 4333 Edgewood Road N.E. Cedar Rapids, Iowa 52499-0001	Vice President and Corporate Controller

Mark W. Mullin 4 Manhattanville Rd Mail Drop 3-51 Purchase, NY 10577	Director and Executive Vice President

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

ADMS Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment advisor

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services International, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

AEGON DMS Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Life Insurance Agency	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (71.11%) ; Monumental Life Insurance Company (28.89%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.95% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, LLC.	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Company	Administrative and investment services

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ampac, Inc.	Texas	100% Commonwealth General Corporation	Managing general agent

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, Inc.	Special purpose

CGC Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, Inc.	Insurance agency

Clark, Inc.	Delaware	100% AUSA Holding Company	Holding company

Clark Consulting, Inc.	Delaware	100% Clark, Inc.	Financial consulting firm

Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, Inc.	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, Inc.	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Edgewood IP, LLC	Iowa	100% Transamerica Life Insurance Company	Limited liability company

FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate

FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate

FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

Financial Resources Insurance Agency of Texas	Texas	100% owned by Transamerica Financial Advisors, Inc.	Retail sale of securities products

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Flashdance, LLC	New York	100% Transamerica Life Insurance Company	Broadway production

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Investments

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments I, LLC	Delaware	100%Transamerica Life Insurance Company	Securities

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); Washington Mutual Bank (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (68.10%); Norlease, Inc., a non-AEGON affiliate (31.89%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Security Life of Denver, a non-affiliate of AEGON (20.979%), ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (66.012%).	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Gemini Investment, Inc.	Delaware	100% Transamerica Life Insurance Company	Investment subsidiary

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote - AEGON USA, LLC. Participating common stock (100% owned by non-AEGON shareholders) is allowed 40% of total cumulative vote.	Insurance

JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company

Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

ML Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company

nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance

Penco, Inc.	Ohio	100% AUSA Holding Company	Record keeping

Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Company	Holding company

Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Company	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.959%); Monumental Life Insurance Company (6.301%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (41.4%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (48.2%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 5 NR, LLC	Delaware	Members are: Transamerica Life Insurance Company (75.000%); Monumental Life Insurance Company (20.000%); Western Reserve Life Assurance Co. of Ohio (3.333%); Stonebridge Life Insurance Company (1.667%). Manager: AEGON USA Realty Advisors, Inc.	Real estate investments

Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	Members are: Transamerica Life Insurance Company (75.000%); Monumental Life Insurance Company (20.000%); Western Reserve Life Assurance Co. of Ohio (3.333%); Stonebridge Life Insurance Company (1.667%). Manager: AEGON USA Realty Advisors, Inc.	Real estate investments

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Retirement Project Oakmont	CA	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.

Separate Account Fund C	CA	100% Transamerica Life Insurance Company	Mutual Fund

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TBK Insurance Agency of Ohio, Inc.	Ohio	100% owned by Transamerica Financial Advisors, Inc.;	Variable insurance contract sales in state of Ohio

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation

The AEGON Trust Advisory Board: Patrick J. Baird, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	100% Transamerica International Holdings, Inc.	Broker/dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

Transamerica Financial Resources Insurance Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corporation	Holding company

Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda— will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International B.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,415 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. - sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.

Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Life Insurance Company	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments

Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services

Transamerica Securities Sales Corporation	Maryland	100% Transamerica International Holdings, Inc.	Broker/Dealer

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

Unicom Administrative Services, Inc.	Pennsylvania	100% Commonwealth General Corporation	Provider of administrative services

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% Transamerica Life Insurance Company	Third party administrator

Valley Forge Associates, Inc.	Pennsylvania	100% Commonwealth General Corporation	Furniture & equipment lessor

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

Westport Strategies, LLC	Delaware	AUSA Holding Company - sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27.	Number of Contract Owners

As of March 31, 2009, there were 4,598 Contract owners of Advisor’s Edge Variable Annuity; and 1,118 Contract owners of Advisor’s Edge Select.

Item 28.	Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Separate Account VL A, Separate Account VUL-3 and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

John T. Mallett	(1)	Director

Mark W. Mullin	(6)	Director

Lon J. Olejniczak	(1)	Chief Executive Officer and Director

Michael W. Brandsma	(2)	Director, President and Chief Financial Officer

Blake S. Bostwick	(2)	Chief Operations Officer

David R. Paulsen	(2)	Executive Vice President

Michael G. Petko	(2)	Executive Vice President

Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Frank A. Camp	(1)	Secretary

Amy J. Boyle	(4)	Assistant Vice President

John W. Fischer	(4)	Assistant Vice President

Clifton W. Flenniken, III	(5)	Assistant Vice President

Dennis P. Gallagher	(4)	Assistant Vice President

Wesley J. Hodgson	(2)	Assistant Vice President

Karen D. Heburn	(4)	Vice President

Kyle A. Keelan	(4)	Assistant Vice President

Christy Post-Rissin	(4)	Assistant Vice President

Brenda L. Smith	(4)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Arthur D. Woods	(4)	Assistant Vice President

Tamara D. Barkdoll	(2)	Assistant Secretary

Erin K. Burke	(1)	Assistant Secretary

Amy Angle	(3)	Assistant Secretary

Elizabeth Belanger	(6)	Assistant Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(3)	400 West Market Street, Louisville, KY 40202
(4)	570 Carillon Parkway, St. Petersburg, FL 33716
(5)	1111 North Charles Street, Baltimore, MD 21201
(6)	4 Manhattanville Rd, Purchase, NY 10577

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	1,845,449	0	0	0

(1)	Fiscal Year 2008

Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Monumental Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.	Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Monumental Life Insurance Company at the address or phone number listed in the Prospectus.

(d)	Monumental Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Monumental Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Monumental Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 28th day of April, 2009.

SEPARATE ACCOUNT VA CC

MONUMENTAL LIFE INSURANCE COMPANY
Depositor

*
Henry G. Hagan
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*	Director, Chairman of the Board, President and Chief Executive Officer	2009
Henry G. Hagan

*	Director and Executive Vice President And Chief Operating Officer	2009
Brenda K. Clancy

*	Director and Executive Vice President	2009
Mark W. Mullin

*	Director, Senior Vice President and Chief Tax Officer	2009
Arthur C. Schneider

*	Director and Executive Vice President	2009
Marilyn Carp

*	Director, Assistant Secretary, Senior Vice President and General Counsel	2009
Craig D. Vermie

*	Director and Vice President	2009
Robert J. Kontz

*	Director, Chief Financial Officer and Senior Vice President	2009
Darryl D. Button

*	Vice President and Corporate Controller	2009
Eric J. Martin

*	Director, Senior Vice President and Chief Operations Officer	2009
Ralph L. Arnold

/s/Darin D. Smith	Vice President and Assistant Secretary	April 28, 2009
*By: Darin D. Smith

*	By: Darin D. Smith – Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith

Registration No.

333 - 146323

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA CC

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
8(m)(5)	Amendment to No. 38 to Participation Agreement

8(n)	Participation Agreement (AllianceBernstein)

8(n)(1)	Amendment to Participation Agreement

9(a)	Opinion and Consent of Counsel

9(b)	Consent of Counsel

10(a)	Consent of Independent Registered Public Accounting Firm

*	Page numbers included only in manually executed original.